UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2015

Item 1: Report(s) to Shareholders.

Annual report dated August 31, 2015, enclosed.
Schwab International Equity ETFs

Schwab International
Equity ETF™
Schwab International Small-Cap
Equity ETF™
Schwab Emerging Markets
Equity ETF™
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This wrapper is not part of the shareholder report.

Schwab International Equity ETFs
Annual Report
August 31, 2015
Schwab International
Equity ETF
Schwab International Small-Cap
Equity ETF
Schwab Emerging Markets
Equity ETF

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co, Inc.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 12 Months Ended August 31, 2015
Schwab International Equity ETF (Ticker Symbol: SCHF)
Market Price Return[1]	-9.20%
NAV Return[1]	-9.24% *
FTSE Developed ex US Index (Net)**	-9.31%
ETF Category: Morningstar Foreign Large Blend[2]	-9.06%
Performance Details	pages 6-7

Schwab International Small-Cap Equity ETF (Ticker Symbol: SCHC)
Market Price Return[1]	-9.73%
NAV Return[1]	-9.29%
FTSE Developed Small Cap ex US Liquid Index (Net)**	-9.47%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	-5.59%
Performance Details	pages 8-9

Schwab Emerging Markets Equity ETF (Ticker Symbol: SCHE)
Market Price Return[1]	-21.68%
NAV Return[1]	-21.62%
FTSE Emerging Index (Net)**	-21.49%
ETF Category: Morningstar Diversified Emerging Markets[2]	-23.69%
Performance Details	pages 10-11
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the Schwab International Equity ETFs under license. The Schwab International Equity ETFs are not sponsored, endorsed, sold or promoted by LSEG and LSEG does not make any representation regarding the advisability of investing in shares of the funds. Fees payable under the license are paid by the Adviser.
*	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
**	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab International Equity ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that help investors to build well-diversified portfolios. The Schwab International Equity ETFs track international stock indices constructed by an industry-leading index provider and offer the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency, at some of the lowest operating expense ratios in the industry.
For the 12-month reporting period ended August 31, 2015, the funds produced negative returns that closely tracked their respective indices. Disappointing global growth weighed on international markets, with emerging markets suffering the steepest losses of the reporting period as a result of falling commodity prices and the deceleration of the Chinese economy. Concerns remained in many regions around the risk of deflation, despite aggressive stimulus policies by several central banks around the globe. Anticipation surrounding a Federal Reserve increase in short-term interest rates added to market volatility, as did the debt crisis in Greece and geopolitical tensions in Russia.
As the Federal Reserve ended its policies of quantitative easing to stimulate the economy, the moves by many other central banks to propel economic growth and combat deflation also created heightened currency volatility. This divergence in policies contributed to the appreciation of the U.S. dollar versus many international currencies, generally reducing returns on overseas
Asset Class Performance Comparison % returns during the 12 months ended 8/31/2015

For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab International Equity ETFs3

From the President continued

For the 12-month reporting period ended August 31, 2015, the funds produced negative returns that closely tracked their respective indices.

investments in U.S. dollar terms. Reflecting these conditions, the FTSE Developed ex-U.S. Index returned -9.3% and the FTSE Emerging Index returned -21.5%.1
For more information about the Schwab International Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
[1]	The total returns cited for the FTSE Developed ex-U.S. Index and the FTSE Emerging Index are net of foreign withholding taxes.
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
4Schwab International Equity ETFs

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Products, leads the portfolio management teams of Schwab’s passive equity funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (currently BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Schwab International Equity ETFs5

Schwab International Equity ETF
The Schwab International Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed ex-US Index (the index). The index is comprised of large and mid capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. After weakening at the end of 2014, international large-cap equities made relatively steady gains through the first five months of 2015, after which time a combination of concerns began to weigh on international markets, including slowing growth in China, uncertainty over Greek debt negotiations, and a lack of clarity regarding the timing of the U.S. Federal Reserve’s widely anticipated rate hike. Declining energy and metals prices also dampened returns around the globe. Toward the end of the period, market volatility increased dramatically on a global basis, resulting in wide swings in daily market gains and losses. Over the period, the depreciation of many overseas currencies versus the U.S. dollar reduced the returns of international equities in U.S. dollar terms.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was –9.20% and its NAV return was –9.24%. The index (net) returned –9.31% during the same period.
Contributors and Detractors. From a geographic standpoint, stocks from most countries represented in the fund lost ground for the 12-month reporting period, with only a few posting positive absolute returns. Japan was one of the bright spots, providing the greatest contribution to the fund’s returns. Representing an average weight of approximately 20% of the fund—the fund’s largest country position—the fund’s Japan stocks returned nearly 5% in U.S. dollar terms. The strongest contribution among Japanese companies came from Mitsubishi UFJ Financial Group, one of the world’s largest bank holding/financial services companies. Mitsubishi’s performance was driven by offshore loans and its investment banking business; it returned more than 17% for the fund over the reporting period. KDDI Corporation, a Japanese telecommunications operator, also contributed notably, with the fund’s holding up more than 32%.
Danish stocks also provided meaningful contributions to the returns of the index and the fund. Although representing an average portfolio weight of less than 2%, the fund’s Danish stocks were the strongest performers across the portfolio, up more than 11%. Among them, the strongest contributors to fund performance were Novo Nordisk, a multinational pharmaceutical company that focuses on diabetes care and other biopharmaceuticals, and Pandora, which designs, manufactures and markets jewelry around the world. The fund’s holdings in these two companies returned 22% and 56%, respectively, for the 12-month reporting period.
Stocks from the United Kingdom were among the biggest detractors from the fund’s and the index’s returns. Constituting an average portfolio weight of roughly 18%, the fund’s British stocks fell more than 11% in U.S. dollar terms. Among them, the two weakest contributors to performance were HSBC Holdings, one of the world’s largest banking and financial services institutions, and multinational oil and gas company Royal Dutch Shell; the fund’s holdings in these two companies returned –22% and –31%, respectively.
Canadian stocks also detracted from the performance of the index and the fund. Representing an average weight of less than 8% of them both, the fund’s Canadian stocks fell more than 24% in U.S. dollar terms over the reporting period. Among them, the two companies detracting the most from fund performance for the period were in the banking sector: Royal Bank of Canada fell 23%, and Bank of Nova Scotia fell 29%.
As of 08/31/15:
Statistics
Number of Holdings	1,211
Weighted Average Market Cap (millions)	$52,353
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	1.6
Portfolio Turnover Rate[1]	4%
Sector Weightings % of Investments
Financials	26.1%
Industrials	12.9%
Consumer Discretionary	12.8%
Health Care	11.1%
Consumer Staples	10.7%
Materials	7.3%
Energy	5.7%
Information Technology	5.4%
Telecommunication Services	4.4%
Utilities	3.4%
Other	0.2%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Nestle S.A. – Reg'd	1.6%
Novartis AG – Reg'd	1.5%
Roche Holding AG	1.3%
Toyota Motor Corp.	1.1%
HSBC Holdings plc	1.1%
Sanofi	0.8%
Bayer AG – Reg'd	0.8%
Novo Nordisk A/S, B Shares	0.7%
GlaxoSmithKline plc	0.7%
Royal Dutch Shell plc, A Shares	0.7%
Total	10.3%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
6Schwab International Equity ETFs

Schwab International Equity ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
November 3, 2009 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Equity ETF (11/3/09)
Market Price Return[2]	-9.20%	6.43%	4.86%
NAV Return[2]	-9.24%**	6.38%	4.84%
FTSE Developed ex US Index (Net)[3]	-9.31%	6.38%	4.90%
ETF Category: Morningstar Foreign Large Blend[4]	-9.06%	5.96%	4.67%
Fund Expense Ratio5: 0.08%

Country Weightings % of Investments
Japan	22.0%
United Kingdom	18.0%
Switzerland	8.2%
France	8.1%
Germany	7.6%
Canada	6.9%
Australia	5.7%
Republic of Korea	3.4%
Hong Kong	3.1%
Spain	2.9%
Sweden	2.6%
Other Countries	11.5%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Equity ETF is not sponsored, endorsed, sold or promoted by LSEG and LSEG does not make any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the Adviser.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
**	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semi-annual reports.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
Schwab International Equity ETFs7

Schwab International Small-Cap Equity ETF
The Schwab International Small-Cap Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index (the index). The index is comprised of small capitalization companies in developed countries outside the United States, as defined by the index provider. The index defines the small capitalization universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. After weakening over the first five months of the reporting period, international small-cap equities recouped much of their losses until May, when a combination of concerns began to weigh on international markets, including slowing growth in China, uncertainty over Greek debt negotiations, and a lack of clarity regarding the timing of the U.S. Federal Reserve’s widely anticipated rate hike. As a result, international small-cap stocks followed the trajectory of most other markets, reversing their gains and closing out the period close to their 12-month low. Declining energy and metals prices also dampened returns around the globe. Toward the end of the period, market volatility increased dramatically on a global basis, resulting in wide swings in daily market gains and losses. Over the period, the depreciation of many overseas currencies versus the U.S. dollar reduced the returns of international equities in U.S. dollar terms.
Performance. During the 12-month reporting period ended August 31, 2015, the fund generally tracked the index. The fund’s market price return was –9.73% and its NAV return was –9.29%. The index (net) returned –9.47% during the same period. Differences between the return of the fund and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Contributors and Detractors. United Kingdom stocks were the top contributors to the performance of the index and the fund. Shares of British companies represented an average portfolio weight of approximately 20% and returned roughly 3% for the fund in U.S. dollar terms. Among the fund’s UK holdings, the two that contributed the most to fund performance were Betfair Group, one of the world’s largest international online sports betting providers, and Bellway, the fourth-largest homebuilder in the UK. The fund’s holdings in these two companies returned more than 179% and 48%, respectively.
Italian stocks also provided meaningful contributions to the returns of the index and the fund. Representing an average weight of 3.5% of the fund and the index, Italian stocks returned roughly 8% in U.S. dollar terms for the fund while returning nearly 6% for the index. Among the fund’s Italian holdings, the two strongest contributors were Recordati, an international pharmaceutical group that works in a number of therapeutic areas, and Sorin, a medical products company that focuses on cardiovascular diseases. The fund’s holdings in these two companies returned more than 50% and 24%, respectively.
Canadian stocks were among the biggest detractors from the fund’s and the index’s returns. Constituting an average portfolio weight of roughly 16%, the fund’s Canadian stocks fell more than 33% in U.S. dollar terms. The Canadian companies with the most impact were Baytex Energy and Enerplus, two companies relating to oil and gas exploration and production that were negatively affected by sharply falling oil prices during the period; the fund’s holdings in these companies were down more than 86% and 70%, respectively.
Australian stocks also detracted from the performance of the index and the fund. Representing an average weight of less than 5% of the fund, the fund’s and the index’s Australian stocks fell 33% in U.S. dollar terms over the reporting period. Among them, the two companies detracting the most from fund performance for the period were Beach Energy, another oil and gas exploration and production company, and G8 Education, the largest publicly traded child care center operator in Australia. The fund’s holdings in these two companies were down more than 68% and 53%, respectively.
As of 08/31/15:
Statistics
Number of Holdings	1,643
Weighted Average Market Cap (millions)	$2,193
Price/Earnings Ratio (P/E)	26.0
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1]	23%
Sector Weightings % of Investments
Financials	21.7%
Industrials	20.8%
Consumer Discretionary	16.7%
Information Technology	9.0%
Materials	8.4%
Health Care	7.1%
Consumer Staples	6.0%
Energy	5.3%
Utilities	2.0%
Telecommunication Services	1.4%
Other	1.6%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Deutsche Annington Immobilien SE	0.9%
Gildan Activewear, Inc.	0.5%
Constellation Software, Inc.	0.4%
Dollarama, Inc.	0.4%
Open Text Corp.	0.3%
Onex Corp.	0.3%
Rightmove plc	0.3%
Elisa Oyj	0.3%
Keyera Corp.	0.3%
Bellway plc	0.3%
Total	4.0%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
8Schwab International Equity ETFs

Schwab International Small-Cap Equity ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 14, 2010 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab International Small-Cap Equity ETF (1/14/10)
Market Price Return[2]	-9.73%	7.52%	5.58%
NAV Return[2]	-9.29%	7.64%	5.62%
FTSE Developed Small Cap ex US Liquid Index (Net)[3]	-9.47%	7.68%	5.80%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	-5.59%	8.50%	6.48%
Fund Expense Ratio5: 0.18%

Country Weightings % of Investments
United Kingdom	19.3%
Japan	18.3%
Canada	13.9%
Germany	5.7%
Republic of Korea	5.4%
Australia	4.3%
Italy	4.0%
France	3.5%
Switzerland	3.5%
Sweden	3.4%
Other Countries	18.7%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks are subject to greater volatility than many other asset classes.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab International Small-Cap Equity ETF is not sponsored, endorsed, sold or promoted by LSEG and LSEG does not make any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the Adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
Schwab International Equity ETFs9

Schwab Emerging Markets Equity ETF
The Schwab Emerging Markets Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the FTSE Emerging Index (the index). The index comprises large and mid capitalization companies in emerging market countries, as defined by the index provider. The index defines the large and mid capitalization universe as approximately the top 90% of the eligible universe. The fund invests in a representative sample of securities included in the index which, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities included in the index.
Market Highlights. Despite showing some strength early in the second quarter of 2015, emerging markets equities generally struggled over the reporting period, ultimately succumbing to a series of headwinds including slowing growth and a currency devaluation in China, uncertainty over Greek debt negotiations, and a lack of clarity regarding the timing of the U.S. Federal Reserve’s widely anticipated rate hike. For the 12-month reporting period, not one of the index’s emerging markets countries posted a positive return. Declining energy and metals prices weighed heavily on emerging markets performance, and stock-price volatility increased dramatically toward the end of the period.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was –21.68% and its NAV return was –21.62%. The index (net) returned –21.49% during the same period.
Contributors and Detractors. Due to weak performance throughout the emerging markets universe for the period, top contributors to the performance of the index and the fund were generally countries whose stocks were down least and, for the most part, came from countries constituting small allocations in the portfolios of both the fund and the index. For the 12-month reporting period, Hungarian stocks, where the fund’s holdings constituted an average weight of roughly 0.3%, provided the strongest contribution to performance. Among them, the fund’s two strongest contributions came from OTP Bank, one of the largest independent financial services providers in Central and Eastern Europe, and integrated oil and gas company MOL. The fund’s holdings in these companies were up more than 14% and nearly 4%, respectively.
Brazilian stocks were among the biggest detractors from the fund’s and the index’s returns. Constituting an average portfolio weight of roughly 10%, the fund’s and the index’s Brazilian stocks fell more than 52% in U.S. dollar terms, as economic growth has steadily eroded as a result of sharply falling commodity prices and inflation has risen. The fund’s holding of Petroleo Brasileiro (Petrobras), which is involved in the entire oil and gas productive chain, was the largest detractor from performance for the period, down more than 75.8%. The fund’s holding of Itaú, the largest bank in Latin American, also detracted notably from the fund’s returns, down more than 53% for the period.
Chinese stocks also detracted from the performance of the index and the fund. Constituting the largest country representation in the fund and the index—at an average portfolio weight of roughly 25%—the fund’s and the index’s Chinese stocks fell more than 7% in U.S. dollar terms. Among them, the two companies detracting the most from fund performance for the period were PetroChina and CNOOC, two of China’s largest oil and gas producers and distributors. The fund’s holdings in these two companies were down more than 39% and 35%, respectively.
As of 08/31/15:
Statistics
Number of Holdings	708
Weighted Average Market Cap (millions)	$40,222
Price/Earnings Ratio (P/E)	13.1
Price/Book Ratio (P/B)	1.5
Portfolio Turnover Rate[1]	8%
Sector Weightings % of Investments
Financials	30.5%
Information Technology	13.8%
Energy	9.3%
Consumer Staples	8.4%
Telecommunication Services	8.0%
Consumer Discretionary	7.7%
Materials	7.1%
Industrials	7.0%
Utilities	3.8%
Health Care	3.0%
Other	1.4%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3.1%
Tencent Holdings Ltd.	3.0%
China Mobile Ltd.	2.2%
China Construction Bank Corp., H Shares	2.1%
Naspers Ltd., N Shares	1.6%
Industrial & Commercial Bank of China Ltd., H Shares	1.4%
Hon Hai Precision Industry Co., Ltd.	1.2%
Bank of China Ltd., H Shares	1.1%
Infosys Ltd.	1.1%
America Movil S.A.B. de C.V., Series L	0.9%
Total	17.7%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
10Schwab International Equity ETFs

Schwab Emerging Markets Equity ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 14, 2010 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab Emerging Markets Equity ETF (1/14/10)
Market Price Return[2]	-21.68%	-0.89%	-1.22%
NAV Return[2]	-21.62%	-0.88%	-1.26%
FTSE Emerging Index (Net)[3]	-21.49%	-0.71%	-0.97%
ETF Category: Morningstar Diversified Emerging Markets[4]	-23.69%	-2.57%	-2.67%
Fund Expense Ratio5: 0.14%

Country Weightings % of Investments
China	26.3%
Taiwan	13.9%
India	12.4%
South Africa	9.6%
Brazil	7.9%
Mexico	5.5%
Russia	4.2%
Malaysia	4.0%
Thailand	2.7%
Other Countries	13.5%
Total	100.0%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — “FTSE” is a trademark of the London Stock Exchange Group companies (LSEG) and is used by the fund under license. The Schwab Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by LSEG and LSEG does do not make any representation regarding the advisability of investing in shares of the fund. Fees payable under the license are paid by the Adviser.
*	Inception (1/14/10) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The total return cited for the index is calculated net of foreign withholding taxes; the underlying tax rate information is available from FTSE.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
Schwab International Equity ETFs11

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2015 and held through August 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/15	Ending Account Value (Net of Expenses) at 8/31/15	Expenses Paid During Period[2] 3/1/15–8/31/15
Schwab International Equity ETF
Actual Return	0.08%	$1,000.00	$ 932.00	$0.39
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$ 0.41
Schwab International Small-Cap Equity ETF
Actual Return	0.18%	$1,000.00	$ 966.50	$0.89
Hypothetical 5% Return	0.18%	$1,000.00	$ 1,024.29	$ 0.92
Schwab Emerging Markets Equity ETF
Actual Return	0.14%	$1,000.00	$ 841.60	$ 0.65
Hypothetical 5% Return	0.14%	$1,000.00	$1,024.49	$ 0.71

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
12Schwab International Equity ETFs

Schwab International Equity ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	32.37	28.32	24.96	25.99	23.82
Income (loss) from investment operations:
Net investment income (loss)	0.87 [1]	0.88	0.66	0.76	0.68
Net realized and unrealized gains (losses)	(3.85)	3.87	3.42	(1.04)	1.96 [2]
Total from investment operations	(2.98)	4.75	4.08	(0.28)	2.64
Less distributions:
Distributions from net investment income	(0.84)	(0.70)	(0.72)	(0.75)	(0.47)
Net asset value at end of period	28.55	32.37	28.32	24.96	25.99
Total return (%)	(9.27)	16.90	16.55	(0.75)	11.04
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.08	0.09 [3]	0.09	0.13	0.13
Net investment income (loss)	2.86	3.44	3.03	3.40	3.10
Portfolio turnover rate[4]	4	7	9	8	6
Net assets, end of period ($ x 1,000)	4,042,603	2,654,016	1,464,105	768,666	634,208

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Effective April 18, 2014, the annual operating expense ratio was reduced to 0.08%. The ratio presented for the period ended 8/31/14 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    13

Schwab International Equity ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	4,119,071,698	4,008,525,131
0.4%	Preferred Stock	17,399,990	16,044,197
0.0%	Rights	—	49,248
0.2%	Other Investment Companies	6,997,929	6,997,929
99.7%	Total Investments	4,143,469,617	4,031,616,505
0.3%	Other Assets and Liabilities, Net		10,986,080
100.0%	Net Assets		4,042,602,585

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.1% of net assets
Australia 5.7%
Australia & New Zealand Banking Group Ltd.	787,934	0.4	15,601,857
BHP Billiton Ltd.	905,028	0.4	16,155,978
Commonwealth Bank of Australia	450,750	0.6	23,992,501
National Australia Bank Ltd.	711,234	0.4	15,716,825
Westpac Banking Corp.	864,120	0.5	19,052,412
Other Securities		3.4	140,146,500
		5.7	230,666,073
Austria 0.2%
Other Securities		0.2	7,081,698
Belgium 1.1%
Anheuser-Busch InBev N.V.	218,307	0.6	23,839,975
Other Securities		0.5	22,295,953
		1.1	46,135,928
Canada 6.9%
Royal Bank of Canada	394,384	0.5	21,739,288
The Bank of Nova Scotia	344,088	0.4	15,573,829
The Toronto-Dominion Bank	510,540	0.5	20,137,647
Security	Number of Shares	% of Net Assets	Value ($)
Valeant Pharmaceuticals International, Inc. *	86,930	0.5	19,926,930
Other Securities		5.0	202,544,114
		6.9	279,921,808
Denmark 1.6%
Novo Nordisk A/S, B Shares	525,205	0.7	29,110,379
Other Securities		0.9	34,485,974
		1.6	63,596,353
Finland 0.7%
Other Securities		0.7	30,036,567
France 8.1%
BNP Paribas S.A.	267,042	0.4	16,837,136
Sanofi	320,261	0.8	31,640,011
Total S.A.	559,891	0.6	25,599,330
Other Securities		6.3	253,579,508
		8.1	327,655,985
Germany 7.2%
Allianz SE - Reg'd	127,440	0.5	20,312,799
BASF SE	255,174	0.5	20,534,945
Bayer AG - Reg'd	233,093	0.8	31,589,797
Daimler AG - Reg'd	263,957	0.5	21,194,429
SAP SE	253,678	0.4	17,051,924
Siemens AG - Reg'd	218,756	0.5	21,682,963
Other Securities		4.0	157,313,780
		7.2	289,680,637
Greece 0.0%
Other Securities		0.0	1,068,307
Hong Kong 3.1%
AIA Group Ltd.	3,431,938	0.5	18,975,173
Other Securities		2.6	105,741,301
		3.1	124,716,474
Ireland 0.3%
Other Securities		0.3	10,384,695
Israel 0.7%
Teva Pharmaceutical Industries Ltd.	270,980	0.4	17,701,432
Other Securities		0.3	9,247,086
		0.7	26,948,518
Italy 2.2%
Other Securities		2.2	88,069,062
Japan 21.9%
Honda Motor Co., Ltd.	490,558	0.4	15,479,587
Mitsubishi UFJ Financial Group, Inc.	4,118,148	0.7	27,189,258
Sumitomo Mitsui Financial Group, Inc.	377,196	0.4	15,450,765
14    See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Toyota Motor Corp.	745,526	1.1	44,244,940
Other Securities		19.3	784,690,908
		21.9	887,055,458
Netherlands 2.5%
ING Groep N.V. CVA	1,029,432	0.4	15,739,210
Unilever N.V. CVA	440,461	0.4	17,636,523
Other Securities		1.7	69,054,009
		2.5	102,429,742
New Zealand 0.2%
Other Securities		0.2	6,445,207
Norway 0.5%
Other Securities		0.5	21,928,177
Portugal 0.1%
Other Securities		0.1	5,127,049
Republic of Korea 3.4%
Samsung Electronics Co., Ltd. GDR	60,074	0.7	27,724,151
Other Securities		2.7	108,624,566
		3.4	136,348,717
Singapore 1.1%
Other Securities		1.1	45,366,031
Spain 2.9%
Banco Bilbao Vizcaya Argentaria S.A.	1,666,131	0.4	15,426,188
Banco Santander S.A.	3,885,951	0.6	23,773,969
Telefonica S.A.	1,206,737	0.4	17,023,548
Other Securities		1.5	62,502,400
		2.9	118,726,105
Sweden 2.6%
Other Securities		2.6	103,571,744
Switzerland 8.2%
Nestle S.A. - Reg'd	885,532	1.6	65,289,728
Novartis AG - Reg'd	601,132	1.5	58,866,863
Roche Holding AG	194,453	1.3	53,084,734
UBS Group AG *	1,008,761	0.5	20,893,938
Other Securities		3.3	133,836,808
		8.2	331,972,071
United Kingdom 17.9%
AstraZeneca plc	355,561	0.6	22,530,338
Barclays plc	4,577,233	0.5	18,405,518
BP plc	4,995,697	0.7	27,698,595
British American Tobacco plc	509,842	0.7	27,280,128
BT Group plc	2,270,932	0.4	15,275,296
Diageo plc	708,000	0.5	18,838,041
GlaxoSmithKline plc	1,360,745	0.7	28,054,333
HSBC Holdings plc	5,407,501	1.1	43,138,916
Lloyds Banking Group plc	15,596,790	0.5	18,561,810
Prudential plc	729,350	0.4	15,906,279
Security	Number of Shares	% of Net Assets	Value ($)
Reckitt Benckiser Group plc	179,885	0.4	15,927,498
Royal Dutch Shell plc, A Shares	1,064,975	0.7	27,762,942
Royal Dutch Shell plc, B Shares	698,198	0.5	18,324,885
Vodafone Group plc	7,329,294	0.6	25,554,656
Other Securities		9.6	400,333,490
		17.9	723,592,725
Total Common Stock
(Cost $4,119,071,698)			4,008,525,131

Preferred Stock 0.4% of net assets
Germany 0.4%
Other Securities		0.4	16,044,197
Total Preferred Stock
(Cost $17,399,990)			16,044,197

Rights 0.0% of net assets
Australia 0.0%
Other Securities		0.0	49,248
Total Rights
(Cost $—)			49,248

Other Investment Companies 0.2% of net assets
United States 0.2%
Money Market Fund 0.0%
Other Securities		0.0	1,354,841
Securities Lending Collateral 0.2%
Other Securities		0.2	5,643,088
Total Other Investment Companies
(Cost $6,997,929)			6,997,929

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $4,152,351,001 and the unrealized appreciation and depreciation were $286,249,865 and ($406,984,361), respectively, with a net unrealized depreciation of ($120,734,496).
See financial notes    15

Schwab International Equity ETF
Condensed Portfolio Holdings continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,407,040. Non-cash collateral pledged to the fund for securities on loan amounted to $1,335,511.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,908,252 or 0.1% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	25	2,165,875	(131,890)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$3,872,176,414	$—	$—	$3,872,176,414
Republic of Korea[1]	121,280,949	—	—	121,280,949
Capital Goods	12,565,993	—	2,501,775	15,067,768
Preferred Stock[1]	16,044,197	—	—	16,044,197
Rights [1]	49,248	—	—	49,248
Other Investment Companies[1]	6,997,929	—	—	6,997,929
Total	$4,029,114,730	$—	$2,501,775	$4,031,616,505
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($131,890)	$—	$—	($131,890)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
16    See financial notes

Schwab International Equity ETF
Condensed Portfolio Holdings continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Common Stock
Australia	$—	($55,236)	$55,236	$—	$—	$—	$—	$—
Hong Kong	331,291	10,065	36,065	19,286	(396,707)	—	—	—
Republic of Korea	—	—	(514,567)	1,742,341	—	1,274,001	—	2,501,775
Rights
Singapore	85,210	—	(85,210)	—	—	—	—	—
Total	$416,501	($45,171)	($508,476)	$1,761,627	($396,707)	$1,274,001	$—	$2,501,775
All net realized and change in unrealized gains (losses) in the tables above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 investments held by the fund at August 31, 2015 was ($991,649).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers out of Level 1 to Level 3. Transfers from Level 1 to Level 3 were the result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques, which utilize significant observable inputs. There were no transfers between any other Levels for the period ended August 31, 2015.
See financial notes    17

Schwab International Equity ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $4,137,826,529) including securities on loan of $6,407,040		$4,025,973,417
Collateral invested for securities on loan, at value (cost $5,643,088)	+	5,643,088
Total investments, at value (cost $4,143,469,617)		4,031,616,505
Deposit with broker for futures contracts		511,500
Foreign currency, at value (cost $2,374,336)		2,332,657
Receivables:
Fund shares sold		28,549,030
Dividends		9,876,967
Foreign tax reclaims		3,039,534
Income from securities on loan	+	15,539
Total assets		4,075,941,732
Liabilities
Collateral held for securities on loan		5,643,088
Payables:
Investments bought		27,620,482
Investment adviser fees		61,077
Variation margin on futures contracts	+	14,500
Total liabilities		33,339,147
Net Assets
Total assets		4,075,941,732
Total liabilities	–	33,339,147
Net assets		$4,042,602,585
Net Assets by Source
Capital received from investors		4,162,105,362
Net investment income not yet distributed		70,763,746
Net realized capital losses		(78,054,398)
Net unrealized capital depreciation		(112,212,125)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,042,602,585		141,600,000		$28.55

18    See financial notes

Schwab International Equity ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $8,485,298)		$97,208,592
Securities on loan	+	458,125
Total investment income		97,666,717
Expenses
Investment adviser fees		2,653,659
Total expenses	–	2,653,659
Net investment income		95,013,058
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(28,403,124)
Net realized gains on in-kind redemptions		6,764,737
Net realized losses on futures contracts		(827,237)
Net realized losses on foreign currency transactions	+	(1,447,984)
Net realized losses		(23,913,608)
Net change in unrealized appreciation (depreciation) on investments		(419,365,163)
Net change in unrealized appreciation (depreciation) on futures contracts		(177,554)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(180,180)
Net change in unrealized appreciation (depreciation)	+	(419,722,897)
Net realized and unrealized losses		(443,636,505)
Decrease in net assets resulting from operations		($348,623,447)
See financial notes    19

Schwab International Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$95,013,058	$71,574,846
Net realized losses		(23,913,608)	(9,108,631)
Net change in unrealized appreciation (depreciation)	+	(419,722,897)	217,599,236
Increase (decrease) in net assets resulting from operations		(348,623,447)	280,065,451
Distributions to Shareholders
Distributions from net investment income		($79,192,160)	($41,541,200)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		60,400,000	$1,838,831,135	30,300,000	$951,386,985
Shares redeemed	+	(800,000)	(22,428,935)	—	—
Net transactions in fund shares		59,600,000	$1,816,402,200	30,300,000	$951,386,985
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		82,000,000	$2,654,015,992	51,700,000	$1,464,104,756
Total increase	+	59,600,000	1,388,586,593	30,300,000	1,189,911,236
End of period		141,600,000	$4,042,602,585	82,000,000	$2,654,015,992
Net investment income not yet distributed			$70,763,746		$55,410,148
20    See financial notes

Schwab International Small-Cap Equity ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	33.32	28.61	24.94	27.48	23.54
Income (loss) from investment operations:
Net investment income (loss)	0.73 [1]	0.71	0.76	0.67	0.72
Net realized and unrealized gains (losses)	(3.84)	4.90	3.72	(2.39)	3.88
Total from investment operations	(3.11)	5.61	4.48	(1.72)	4.60
Less distributions:
Distributions from net investment income	(0.75)	(0.90)	(0.81)	(0.82)	(0.66)
Net asset value at end of period	29.46	33.32	28.61	24.94	27.48
Total return (%)	(9.29)	19.84	18.23	(5.91)	19.52
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.18 [2]	0.19	0.21 [3]	0.35	0.35
Net investment income (loss)	2.40	2.21	2.86	2.65	2.46
Portfolio turnover rate[4]	23	16	20	25	18
Net assets, end of period ($ x 1,000)	609,773	403,229	280,422	159,610	162,139

1
Calculated based on the average shares outstanding during the period.
2
Effective March 4, 2015, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/15 is a blended ratio.
3
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/13 is a blended ratio.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    21

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	593,339,624	603,888,842
0.3%	Preferred Stock	1,798,214	2,006,072
0.0%	Rights	17,940	35,681
1.9%	Other Investment Companies	10,747,636	11,370,259
101.2%	Total Investments	605,903,414	617,300,854
(1.2%)	Other Assets and Liabilities, Net		(7,527,831)
100.0%	Net Assets		609,773,023

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.0% of net assets
Australia 4.3%
Other Securities		4.3	26,360,329
Austria 0.8%
Other Securities		0.8	4,865,683
Belgium 1.6%
Ackermans & van Haaren N.V.	10,178	0.2	1,507,668
Other Securities		1.4	8,056,833
		1.6	9,564,501
Canada 14.0%
AltaGas Ltd.	50,618	0.2	1,376,064
CCL Industries, Inc., Class B	12,068	0.3	1,560,087
Constellation Software, Inc.	5,804	0.4	2,452,512
Dollarama, Inc.	42,343	0.4	2,390,685
Element Financial Corp. *	92,801	0.2	1,312,675
Empire Co., Ltd., A Shares	19,317	0.2	1,279,960
Gildan Activewear, Inc.	88,696	0.5	2,753,209
H&R Real Estate Investment Trust	95,961	0.2	1,489,361
Keyera Corp.	62,117	0.3	1,885,219
Methanex Corp.	34,107	0.2	1,380,173
Onex Corp.	33,754	0.3	2,032,090
Open Text Corp.	45,401	0.3	2,036,135
Security	Number of Shares	% of Net Assets	Value ($)
Progressive Waste Solutions Ltd.	46,683	0.2	1,274,353
Other Securities		10.3	62,410,369
		14.0	85,632,892
Denmark 1.6%
Genmab A/S *	17,231	0.3	1,545,631
Other Securities		1.3	8,119,340
		1.6	9,664,971
Finland 1.8%
Amer Sports Oyj	46,422	0.2	1,270,747
Elisa Oyj	57,614	0.3	1,917,327
Huhtamaki Oyj	39,842	0.2	1,295,092
Other Securities		1.1	6,757,878
		1.8	11,241,044
France 3.6%
Orpea	16,248	0.2	1,251,654
Teleperformance	22,776	0.3	1,601,667
Other Securities		3.1	18,903,908
		3.6	21,757,229
Germany 5.5%
Deutsche Annington Immobilien SE	160,066	0.9	5,234,444
Dialog Semiconductor plc *	27,345	0.2	1,310,322
Freenet AG	41,274	0.2	1,312,042
LEG Immobilien AG *	21,094	0.3	1,580,764
Other Securities		3.9	23,981,116
		5.5	33,418,688
Greece 0.3%
Other Securities		0.3	2,011,619
Hong Kong 2.2%
Other Securities		2.2	13,181,096
Ireland 0.9%
Kingspan Group plc	65,929	0.3	1,617,828
Paddy Power plc	12,753	0.2	1,400,394
Other Securities		0.4	2,144,835
		0.9	5,163,057
Israel 0.4%
Other Securities		0.4	2,652,920
Italy 4.0%
Banca Popolare dell'Emilia Romagna SC	171,832	0.2	1,470,988
Banca Popolare di Milano Scarl	1,634,064	0.3	1,733,011
Other Securities		3.5	21,240,749
		4.0	24,444,748
Japan 18.6%
Other Securities		18.6	113,156,748
Netherlands 1.9%
Other Securities		1.9	11,817,270
22    See financial notes

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.6%
Other Securities		0.6	3,485,468
Norway 1.1%
Other Securities		1.1	6,510,009
Portugal 0.4%
Other Securities		0.4	2,647,250
Republic of Korea 5.5%
Hanssem Co., Ltd.	5,700	0.3	1,534,940
Other Securities		5.2	31,703,362
		5.5	33,238,302
Singapore 1.7%
Other Securities		1.7	10,334,879
Spain 2.1%
Merlin Properties Socimi S.A. *	113,302	0.2	1,311,444
Other Securities		1.9	11,595,886
		2.1	12,907,330
Sweden 3.4%
Other Securities		3.4	20,977,773
Switzerland 3.3%
Other Securities		3.3	20,396,030
United Kingdom 19.4%
Amlin plc	196,327	0.3	1,558,067
Bellway plc	45,873	0.3	1,756,056
Betfair Group plc	27,410	0.2	1,365,873
Booker Group plc	541,408	0.2	1,406,406
BTG plc *	138,762	0.2	1,346,655
Close Brothers Group plc	59,074	0.2	1,354,660
Essentra plc	98,196	0.2	1,287,492
Great Portland Estates plc	133,968	0.3	1,707,065
Greene King plc	109,929	0.2	1,388,071
Halma plc	139,390	0.3	1,618,583
Henderson Group plc	366,243	0.2	1,461,153
Hiscox Ltd.	108,544	0.2	1,502,466
Howden Joinery Group plc	229,621	0.3	1,700,805
IG Group Holdings plc	140,349	0.3	1,564,962
Man Group plc	572,359	0.2	1,418,144
Rightmove plc	35,106	0.3	2,009,081
Shaftesbury plc	100,836	0.2	1,395,772
Spirax-Sarco Engineering plc	28,140	0.2	1,365,030
Other Securities		15.1	91,252,665
		19.4	118,459,006
Total Common Stock
(Cost $593,339,624)			603,888,842

Preferred Stock 0.3% of net assets
Germany 0.3%
Other Securities		0.3	1,703,495
Security	Number of Shares	% of Net Assets	Value ($)
Republic of Korea 0.0%
Other Securities		0.0	42,853
Sweden 0.0%
Other Securities		0.0	259,724
Total Preferred Stock
(Cost $1,798,214)			2,006,072

Rights 0.0% of net assets
Germany 0.0%
Other Securities		0.0	35,681
Total Rights
(Cost $17,940)			35,681

Other Investment Companies 1.9% of net assets
Switzerland 0.2%
BB Biotech AG - Reg'd *	4,373	0.2	1,279,726
United Kingdom 0.1%
Other Securities		0.1	645,856
United States 1.6%
Equity Fund 0.1%
Other Securities		0.1	588,720
Money Market Fund 0.1%
Other Securities		0.1	206,690
Securities Lending Collateral 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)		1.4	8,649,267
		1.6	9,444,677
Total Other Investment Companies
(Cost $10,747,636)			11,370,259

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $612,114,955 and the unrealized appreciation and depreciation were $70,752,434 and ($65,566,535), respectively, with a net unrealized appreciation of $5,185,899.
See financial notes    23

Schwab International Small-Cap Equity ETF
Condensed Portfolio Holdings continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $136,812 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $7,876,658. Non-cash collateral pledged to the fund for securities on loan amounted to $641,711.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,418,389 or 0.7% of net assets.

CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg'd —	Registered
REIC —	Real Estate Investment Company
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$590,707,746	$—	$—	$590,707,746
Hong Kong	12,949,755	—	231,341	13,181,096
Preferred Stock[1]	2,006,072	—	—	2,006,072
Rights [1]
Germany [1]	—	—	35,681	35,681
Other Investment Companies[1]	11,370,259	—	—	11,370,259
Total	$617,033,832	$—	$267,022	$617,300,854
[1]	As categorized in the complete schedule of portfolio holdings.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Common Stock
Australia	$93,288	($82,313)	$7,318	$11,240	($29,533)	$—	$—	$—
Hong Kong	107,869	—	(470,126)	668,132	(304,207)	229,673	—	231,341
Spain	27,964	—	(27,964)	—	—	—	—	—
Rights
Germany	—	—	17,741	17,940	—	—	—	35,681
Total	$229,121	($82,313)	($473,031)	$697,312	($333,740)	$229,673	$—	$267,022
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2015 was ($521,479).
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended August 31, 2015.
24    See financial notes

Schwab International Small-Cap Equity ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $597,254,147) including securities on loan of $7,876,658		$608,651,587
Collateral invested for securities on loan, at value (cost $8,649,267)	+	8,649,267
Total investments, at value (cost $605,903,414)		617,300,854
Foreign currency, at value (cost $335,675)		333,057
Receivables:
Dividends		782,258
Foreign tax reclaims		174,050
Income from securities on loan	+	49,772
Total assets		618,639,991
Liabilities
Collateral held for securities on loan		8,649,267
Payables:
Investments bought		197,027
Investment adviser fees	+	20,674
Total liabilities		8,866,968
Net Assets
Total assets		618,639,991
Total liabilities	–	8,866,968
Net assets		$609,773,023
Net Assets by Source
Capital received from investors		632,684,789
Net investment income not yet distributed		4,819,562
Net realized capital losses		(39,114,850)
Net unrealized capital appreciation		11,383,522

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$609,773,023		20,700,000		$29.46

See financial notes    25

Schwab International Small-Cap Equity ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $1,085,327)		$11,963,578
Securities on loan	+	235,707
Total investment income		12,199,285
Expenses
Investment adviser fees		869,357
Total expenses	–	869,357
Net investment income		11,329,928
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(15,151,269)
Net realized gains on in-kind redemptions		5,271,166
Net realized gains on futures contracts		39,689
Net realized losses on foreign currency transactions	+	(317,967)
Net realized losses		(10,158,381)
Net change in unrealized appreciation (depreciation) on investments		(49,949,433)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(8,856)
Net change in unrealized appreciation (depreciation)	+	(49,958,289)
Net realized and unrealized losses		(60,116,670)
Decrease in net assets resulting from operations		($48,786,742)
26    See financial notes

Schwab International Small-Cap Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$11,329,928	$7,886,966
Net realized gains (losses)		(10,158,381)	8,930,216
Net change in unrealized appreciation (depreciation)	+	(49,958,289)	41,051,758
Increase (decrease) in net assets resulting from operations		(48,786,742)	57,868,940
Distributions to Shareholders
Distributions from net investment income		($9,800,110)	($9,580,780)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,200,000	$284,437,217	3,400,000	$110,086,847
Shares redeemed	+	(600,000)	(19,306,798)	(1,100,000)	(35,567,269)
Net transactions in fund shares		8,600,000	$265,130,419	2,300,000	$74,519,578
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		12,100,000	$403,229,456	9,800,000	$280,421,718
Total increase	+	8,600,000	206,543,567	2,300,000	122,807,738
End of period		20,700,000	$609,773,023	12,100,000	$403,229,456
Net investment income not yet distributed			$4,819,562		$1,843,057
See financial notes    27

Schwab Emerging Markets Equity ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	27.34	22.94	23.65	26.10	24.30
Income (loss) from investment operations:
Net investment income (loss)	0.66 [1]	0.63	0.50	0.63	0.62
Net realized and unrealized gains (losses)	(6.49)	4.40	(0.65)	(2.51)	1.41 [2]
Total from investment operations	(5.83)	5.03	(0.15)	(1.88)	2.03
Less distributions:
Distributions from net investment income	(0.68)	(0.63)	(0.56)	(0.57)	(0.23)
Net asset value at end of period	20.83	27.34	22.94	23.65	26.10
Total return (%)	(21.62)	22.31	(0.89)	(7.04)	8.31
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.14	0.14	0.15	0.25	0.25
Net investment income (loss)	2.66	2.89	2.63	2.96	2.78
Portfolio turnover rate[3]	8	9	15	9	9
Net assets, end of period ($ x 1,000)	1,276,740	1,273,840	811,915	515,595	396,661

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
28    See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.5%	Common Stock	1,419,144,154	1,244,294,754
2.0%	Preferred Stock	48,701,294	25,853,511
1.4%	Other Investment Companies	18,318,299	18,318,299
100.9%	Total Investments	1,486,163,747	1,288,466,564
(0.9%)	Other Assets and Liabilities, Net		(11,726,607)
100.0%	Net Assets		1,276,739,957

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 97.5% of net assets
Brazil 6.3%
Ambev S.A. ADR	2,023,164	0.8	10,662,074
BRF S.A. ADR	384,091	0.6	7,316,934
Itau Unibanco Holding S.A. ADR	1,297,899	0.7	9,500,621
Other Securities		4.2	52,960,261
		6.3	80,439,890
Chile 1.4%
Other Securities		1.4	18,074,660
China 26.5%
Bank of China Ltd., H Shares	32,104,743	1.1	14,664,524
China Construction Bank Corp., H Shares	38,841,165	2.1	27,313,933
China Life Insurance Co., Ltd., H Shares	3,229,117	0.9	11,166,423
China Merchants Bank Co., Ltd., H Shares	1,936,084	0.4	4,611,597
China Mobile Ltd.	2,266,387	2.2	27,459,660
China Overseas Land & Investment Ltd.	1,614,710	0.4	4,729,507
China Petroleum & Chemical Corp., H Shares	11,120,471	0.6	7,404,034
CNOOC Ltd.	7,023,157	0.7	8,708,658
Industrial & Commercial Bank of China Ltd., H Shares	30,566,991	1.4	18,063,989
PetroChina Co., Ltd., H Shares	8,927,884	0.6	7,418,736
Security	Number of Shares	% of Net Assets	Value ($)
Ping An Insurance Group Co. of China Ltd., H Shares	2,093,678	0.8	10,252,202
Tencent Holdings Ltd.	2,270,349	3.0	38,610,331
Other Securities		12.3	158,394,246
		26.5	338,797,840
Colombia 0.5%
Other Securities		0.5	6,711,696
Czech Republic 0.3%
Other Securities		0.3	3,366,827
Egypt 0.3%
Other Securities		0.3	3,301,536
Hungary 0.3%
Other Securities		0.3	3,943,611
India 12.6%
HDFC Bank Ltd.	383,246	0.5	5,923,522
Housing Development Finance Corp., Ltd.	655,318	0.9	11,693,200
ICICI Bank Ltd.	1,180,060	0.4	4,933,263
Infosys Ltd.	827,760	1.1	13,627,688
Reliance Industries Ltd.	693,136	0.7	8,924,484
Sun Pharmaceutical Industries Ltd.	471,544	0.5	6,376,751
Tata Consultancy Services Ltd.	201,320	0.6	7,765,243
Other Securities		7.9	101,120,890
		12.6	160,365,041
Indonesia 2.5%
PT Bank Central Asia Tbk	5,159,717	0.4	4,737,391
PT Telekomunikasi Indonesia (Persero) Tbk	23,311,509	0.4	4,761,853
Other Securities		1.7	21,873,078
		2.5	31,372,322
Malaysia 4.1%
Public Bank Berhad	1,257,654	0.4	5,389,945
Other Securities		3.7	46,522,014
		4.1	51,911,959
Mexico 5.5%
America Movil S.A.B. de C.V., Series L	12,985,183	0.9	11,816,671
Fomento Economico Mexicano S.A.B. de C.V.	950,550	0.7	8,460,348
Grupo Financiero Banorte S.A.B. de C.V., O Shares	955,326	0.4	4,577,936
Grupo Televisa S.A.B., Series CPO	1,160,145	0.6	7,083,245
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,427,055	0.5	5,804,393
Other Securities		2.4	32,972,991
		5.5	70,715,584
Pakistan 0.0%
Other Securities		0.0	137,863
See financial notes    29

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Peru 0.2%
Other Securities		0.2	3,241,590
Philippines 1.9%
Other Securities		1.9	24,584,712
Poland 1.9%
Other Securities		1.9	23,865,052
Russia 4.0%
Gazprom PAO ADR	2,490,310	0.9	10,982,267
LUKOIL PJSC ADR	217,753	0.6	8,213,643
Magnit PJSC GDR - Reg'd	125,381	0.5	6,268,423
Other Securities		2.0	25,159,074
		4.0	50,623,407
South Africa 9.7%
FirstRand Ltd.	1,319,879	0.4	5,264,889
MTN Group Ltd.	744,757	0.8	9,936,457
Naspers Ltd., N Shares	157,144	1.6	20,365,308
Sasol Ltd.	235,049	0.6	7,529,613
Standard Bank Group Ltd.	510,210	0.4	5,620,513
Steinhoff International Holdings Ltd.	974,146	0.5	5,835,659
Other Securities		5.4	68,774,440
		9.7	123,326,879
Taiwan 14.0%
Cathay Financial Holding Co., Ltd.	3,178,189	0.4	4,581,296
Chunghwa Telecom Co., Ltd. ADR (a)	171,040	0.4	5,204,747
Formosa Plastics Corp.	2,505,560	0.4	5,521,535
Fubon Financial Holding Co., Ltd.	3,191,114	0.4	5,482,643
Hon Hai Precision Industry Co., Ltd.	5,373,304	1.2	15,276,328
MediaTek, Inc.	617,713	0.4	4,765,366
Nan Ya Plastics Corp.	2,565,816	0.4	4,676,447
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,001,202	3.1	39,783,896
Other Securities		7.3	93,911,122
		14.0	179,203,380
Thailand 2.7%
Other Securities		2.7	34,812,777
Turkey 1.7%
Other Securities		1.7	21,430,282
United Arab Emirates 1.1%
Other Securities		1.1	14,067,846
Total Common Stock
(Cost $1,419,144,154)			1,244,294,754

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 2.0% of net assets
Brazil 1.7%
Banco Bradesco S.A.	1,060,940	0.5	6,714,165
Petroleo Brasileiro S.A. *	1,903,006	0.4	4,801,599
Other Securities		0.8	10,033,589
		1.7	21,549,353
Colombia 0.1%
Other Securities		0.1	961,232
Russia 0.2%
Other Securities		0.2	3,342,926
Total Preferred Stock
(Cost $48,701,294)			25,853,511

Other Investment Companies 1.4% of net assets
United States 1.4%
Money Market Fund 0.3%
Other Securities		0.3	3,645,321
Securities Lending Collateral 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)		1.1	14,672,978
Total Other Investment Companies
(Cost $18,318,299)			18,318,299

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $1,498,219,850 and the unrealized appreciation and depreciation were $95,198,942 and ($304,952,228), respectively, with a net unrealized depreciation of ($209,753,286).
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,164,116. Non-cash collateral pledged to the fund for securities on loan amounted to $977,527.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,726,988 or 0.2% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $4,231,025 or 0.3% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	Securities are traded on separate exchanges for the same entity.

30    See financial notes

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings continued
ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
In addition to the above, the fund held the following at 8/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	100	4,087,500	(65,459)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$905,359,051	$—	$—	$905,359,051
China	334,783,719	—	4,014,121	338,797,840
Pakistan	—	—	137,863	137,863
Preferred Stock[1]	25,853,511	—	—	25,853,511
Other Investment Companies[1]	18,318,299	—	—	18,318,299
Total	$1,284,314,580	$—	$4,151,984	$1,288,466,564
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($65,459)	$—	$—	($65,459)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Common Stock
China	$—	($55,246)	$304,520	$1,641,631	($225,409)	$2,348,625	$—	$4,014,121
Pakistan	239,616	—	(101,753)	—	—	—	—	137,863
Warrants
Thailand	—	7,413	—	—	(7,413)	—	—	—
Total	$239,616	($47,833)	$202,767	$1,641,631	($232,822)	$2,348,625	$—	$4,151,984
All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The net change in unrealized appreciation (depreciation) for Level 3 Investments held by the fund at August 31, 2015 was $324,314.
See financial notes    31

Schwab Emerging Markets Equity ETF
Condensed Portfolio Holdings continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between Level 1 and Level 2 for the period ended August 31, 2015.
32    See financial notes

Schwab Emerging Markets Equity ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $1,471,490,769) including securities on loan of $14,164,116		$1,273,793,586
Collateral invested for securities on loan, at value (cost $14,672,978)	+	14,672,978
Total investments, at value (cost $1,486,163,747)		1,288,466,564
Deposit with broker for futures contracts		148,000
Foreign currency, at value (cost $1,233,500)		1,218,766
Receivables:
Fund shares sold		8,331,184
Dividends		2,187,373
Income from securities on loan		33,678
Foreign tax reclaims		17,198
Variation margin on futures contracts	+	4,628
Total assets		1,300,407,391
Liabilities
Collateral held for securities on loan		14,672,978
Payables:
Investments bought		7,635,391
Investment adviser fees		33,363
Foreign capital gains tax	+	1,325,702
Total liabilities		23,667,434
Net Assets
Total assets		1,300,407,391
Total liabilities	–	23,667,434
Net assets		$1,276,739,957
Net Assets by Source
Capital received from investors		1,581,371,407
Net investment income not yet distributed		23,218,412
Net realized capital losses		(128,673,223)
Net unrealized capital depreciation		(199,176,639)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,276,739,957		61,300,000		$20.83

See financial notes    33

Schwab Emerging Markets Equity ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $4,440,716)		$35,849,195
Securities on loan	+	585,840
Total investment income		36,435,035
Expenses
Investment adviser fees		1,819,239
Total expenses	–	1,819,239
Net investment income		34,615,796
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(49,128,438)
Net realized gains on in-kind redemptions		3,243,692
Net realized losses on futures contracts		(482,766)
Net realized losses on foreign currency transactions	+	(789,218)
Net realized losses		(47,156,730)
Net change in unrealized appreciation (depreciation) on investments (net of foreign capital gains tax of ($572,542))		(323,824,876)
Net change in unrealized appreciation (depreciation) on futures contracts		(63,830)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(88,986)
Net change in unrealized appreciation (depreciation)	+	(323,977,692)
Net realized and unrealized losses		(371,134,422)
Decrease in net assets resulting from operations		($336,518,626)
34    See financial notes

Schwab Emerging Markets Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$34,615,796	$28,297,970
Net realized losses		(47,156,730)	(22,626,739)
Net change in unrealized appreciation (depreciation)	+	(323,977,692)	194,891,120
Increase (decrease) in net assets resulting from operations		(336,518,626)	200,562,351
Distributions to Shareholders
Distributions from net investment income		($32,001,840)	($23,217,480)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		15,600,000	$393,111,059	11,200,000	$284,579,691
Shares redeemed	+	(900,000)	(21,690,338)	—	—
Net transactions in fund shares		14,700,000	$371,420,721	11,200,000	$284,579,691
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		46,600,000	$1,273,839,702	35,400,000	$811,915,140
Total increase	+	14,700,000	2,900,255	11,200,000	461,924,562
End of period		61,300,000	$1,276,739,957	46,600,000	$1,273,839,702
Net investment income not yet distributed			$23,218,412		$21,366,306
See financial notes    35

Schwab International Equity ETFs
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. REIT ETF
Schwab International Equity ETF	Schwab U.S. TIPS ETF
Schwab International Small-Cap Equity ETF	Schwab Short-Term U.S. Treasury ETF
Schwab Emerging Markets Equity ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental International Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental International Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (NAV) only in large blocks of shares, typically 100,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about United States underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
36

Schwab International Equity ETFs
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in
37

Schwab International Equity ETFs
Financial Notes (continued)
2. Significant Accounting Policies (continued):
active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of August 31, 2015 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of August 31, 2015, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized
38

Schwab International Equity ETFs
Financial Notes (continued)
2. Significant Accounting Policies (continued):
and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2015, if any, are reflected in each fund's Statement of Assets and Liabilities.
39

Schwab International Equity ETFs
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 806 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large- and Mid-Cap Risk. Certain funds invest in large- and mid-cap stocks. Both large- and mid-cap stocks tend to go in and out of favor based on market and economic conditions. However, stocks of mid-cap companies tend to be more vulnerable to adverse business or economic events than larger more established companies. During a period when large- and mid-cap stocks fall behind other types of investments—small-cap stocks, for instance—a fund’s large- and mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs), and European Depositary receipts (EDRs), which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging
40

Schwab International Equity ETFs
Financial Notes (continued)
3. Risk Factors (continued):
markets, may be more volatile. To the extent a fund's investments in a single country or a limited number of countries represent a large percentage of the fund's assets, the fund's performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Each fund uses statistical sampling techniques, and as a result, a fund may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because each fund utilizes a sampling approach, it may not track the return of the index as well as it would if a fund purchased all of the securities in its benchmark index.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of the index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a
41

Schwab International Equity ETFs
Financial Notes (continued)
3. Risk Factors (continued):
fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund's daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
0.08%	0.18%*	0.14%
*Prior to March 4, 2015, the advisory fee was 0.19%.
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of August 31, 2015, as applicable:
	Underlying Funds
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Schwab VIT Balanced Portfolio	0.1%	0.2%	0.2%
Schwab VIT Balanced with Growth Portfolio	0.5%	0.5%	0.5%
Schwab VIT Growth Portfolio	0.6%	1.0%	0.7%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.
42

Schwab International Equity ETFs
Financial Notes (continued)
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities. During the period, the funds also had access to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.
There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing line of credit was terminated and the funds became participants in a syndicated, committed line of credit of $530 million with State Street, as agent.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2015 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab International Equity ETF	$4,871,444	53
Schwab International Small-Cap Equity ETF	559,785*	6*
Schwab Emerging Markets Equity ETF	2,106,731	45
*	During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2015, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab International Equity ETF	$287,350,973	$132,543,764
Schwab International Small-Cap Equity ETF	136,300,742	107,131,896
Schwab Emerging Markets Equity ETF	246,770,177	106,588,738
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
43

Schwab International Equity ETFs
Financial Notes (continued)
10. In-Kind Transactions (continued):
The in-kind transactions for the period ended August 31, 2015 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab International Equity ETF	$1,696,523,566	$21,727,044
Schwab International Small-Cap Equity ETF	257,035,447	19,037,251
Schwab Emerging Markets Equity ETF	241,396,487	12,579,607
For the period ended August 31, 2015, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2015 are disclosed in the funds' Statements of Operations.
11. Federal Income Taxes
As of August 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Undistributed ordinary income	$77,629,354	$10,434,209	$26,337,843
Undistributed long-term capital gains	—	—	—
Unrealized appreciation	286,249,865	70,752,434	95,198,942
Unrealized depreciation	(406,984,361)	(65,566,535)	(304,952,228)
Other unrealized appreciation (depreciation)	(227,123)	(13,918)	(1,413,997)
Net unrealized appreciation (depreciation)	(120,961,619)	5,171,981	(211,167,283)
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
August 31, 2019	$2,345,874	$215,545	$1,091,404
No expiration*	73,824,638	38,302,411	118,710,606
Total	$76,170,512	$38,517,956	$119,802,010
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had no capital losses deferred and no capital loss carryforwards utilized.
44

Schwab International Equity ETFs
Financial Notes (continued)
11. Federal Income Taxes (continued):
The tax-basis components of distributions paid during the current and prior fiscal years were:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Current period distributions
Ordinary income	$79,192,160	$9,800,110	$32,001,840
Long-term capital gains	—	—	—
Prior period distributions
Ordinary income	41,541,200	9,580,780	23,217,480
Long-term capital gains	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, in-kind transactions, capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
The permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2015, the funds made the following reclassifications:
	Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
Capital shares	$6,613,628	$4,549,736	$3,195,104
Undistributed net investment income	(467,300)	1,446,687	(761,850)
Net realized gains and losses	(6,146,328)	(5,996,423)	(2,433,254)
For the period ended August 31, 2015, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 10) as an increase or decrease to capital received from investors in the Statement of Assets and Liabilities as follows:
Schwab International Equity ETF	Schwab International Small-Cap Equity ETF	Schwab Emerging Markets Equity ETF
$6,764,737	$5,271,166	$3,243,692
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
12. Other:
As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences
45

Schwab International Equity ETFs
Financial Notes (continued)
12. Other (continued):
for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact a fund's investment in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.
In addition, as index based products, the funds will generally maintain exposure to Russian securities to the extent the indexes which they track include such securities. For this reason, the sanction instituted against Russia, and any continued disruption of the Russian economy, could negatively impact a fund’s performance to the extent its index and its portfolio contain securities of Russian issuers, and, depending on the fund’s exposure to Russian issuers, the impact could be significant.
13. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
46

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (three of the funds constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2015, the results of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 16, 2015
47

Other Federal Tax Information (unaudited)
The funds may elect to pass on the benefits of the foreign tax credit to its shareholders for the period ended August 31, 2015, and the respective foreign source income on the funds as follows:
	Foreign Tax Credit	Foreign Source Income
Schwab International Equity ETF	$7,994,705	$105,697,221
Schwab International Small-Cap Equity ETF	1,010,226	13,024,570
Schwab Emerging Markets Equity ETF	4,439,769	40,289,920
For the period ended August 31, 2015, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amount for use in preparing their 2015 income tax return.
Schwab International Equity ETF	$75,074,637
Schwab International Small-Cap Equity ETF	6,204,166
Schwab Emerging Markets Equity ETF	21,682,051
48

Other Information (unaudited)
Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2015
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund's daily NAV. The “Market Price” of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund's NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. The data presented below represents past performance and can not be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab International Equity ETF
Commencement of trading
11/3/09 through 8/31/15	556	497	129	11	169	64	26	2
Schwab International Small-Cap Equity ETF
Commencement of trading
1/14/10 through 8/31/15	426	578	181	3	135	55	27	5
Schwab Emerging Markets Equity ETF
Commencement of trading
1/14/10 through 8/31/15	393	413	223	17	226	92	38	8
49

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee Schwab Strategic Trust since 2009)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).
Stephen Timothy Kochis 1946 Trustee (Trustee Schwab Strategic Trust since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	21	None
Charles A. Ruffel 1956 Trustee (Trustee Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

50

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich 1964 Chief Legal Officer and Secretary (Officer since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
51

Glossary
144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median,
52

and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
53

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We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
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We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
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Safeguarding Your Information — Security Is a Partnership
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Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab ETF™ direct investors:    1-800-435-4000
© 2015 Schwab ETFs. All rights reserved.
54

Notes

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR57933-05
00153420

Annual report dated August 31, 2015, enclosed.
Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap
Growth ETF™
Schwab U.S. Large-Cap
Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend
Equity ETF™
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Schwab U.S. Equity ETFs
Annual Report
August 31, 2015
Schwab U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap
Growth ETF
Schwab U.S. Large-Cap
Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend
Equity ETF

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
Total Returns for the 12 Months Ended August 31, 2015
Schwab U.S. Broad Market ETF (Ticker Symbol: SCHB)
Market Price Return[1]	0.32%
NAV Return[1]	0.33%
Dow Jones U.S. Broad Stock Market Index	0.31%
ETF Category: Morningstar Large Blend[2]	-1.09%
Performance Details	pages 6-7

Schwab U.S. Large-Cap ETF (Ticker Symbol: SCHX)
Market Price Return[1]	0.49%
NAV Return[1]	0.43%
Dow Jones U.S. Large-Cap Total Stock Market Index	0.44%
ETF Category: Morningstar Large Blend[2]	-1.09%
Performance Details	pages 8-9

Schwab U.S. Large-Cap Growth ETF (Ticker Symbol: SCHG)
Market Price Return[1]	4.87%
NAV Return[1]	4.87%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	4.93%
ETF Category: Morningstar Large Growth[2]	4.36%
Performance Details	pages 10-11

Schwab U.S. Large-Cap Value ETF (Ticker Symbol: SCHV)
Market Price Return[1]	-3.62%
NAV Return[1]	-3.71%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-3.69%
ETF Category: Morningstar Large Value[2]	-2.02%
Performance Details	pages 12-13
Total Returns for the 12 Months Ended August 31, 2015
Schwab U.S. Mid-Cap ETF (Ticker Symbol: SCHM)
Market Price Return[1]	1.79%
NAV Return[1]	1.71%
Dow Jones U.S. Mid-Cap Total Stock Market Index	1.72%
ETF Category: Morningstar Mid-Cap Blend[2]	-2.14%
Performance Details	pages 14-15

Schwab U.S. Small-Cap ETF (Ticker Symbol: SCHA)
Market Price Return[1]	-0.41%
NAV Return[1]	-0.54%
Dow Jones U.S. Small-Cap Total Stock Market Index	-0.61%
ETF Category: Morningstar Small Blend[2]	-1.17%
Performance Details	pages 16-17

Schwab U.S. Dividend Equity ETF (Ticker Symbol: SCHD)
Market Price Return[1]	-3.50%
NAV Return[1]	-3.47%
Dow Jones U.S. Dividend 100TM Index	-3.40%
ETF Category: Morningstar Large Value[2]	-2.02%
Performance Details	pages 18-19
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) The Dow Jones Indexes are a product of S&P Dow Jones Indices LLC and/or its affiliates, and have been licensed for use by CSIM. The Schwab U.S. Equity ETFs, based on their respective Dow Jones Indexes, are not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such products.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2Schwab U.S. Equity ETFs

From the President
Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.
Dear Shareholder,
At Charles Schwab Investment Management, our goal is to provide foundational products with consistent performance that help investors to build well-diversified portfolios. The Schwab U.S. Equity ETFs track U.S. stock indices constructed by an industry-leading index provider, and offer the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency, at some of the lowest operating expense ratios in the industry.
For the 12-month reporting period ended August 31, 2015, the funds produced returns that closely tracked their respective indices. U.S. economic news was mixed, as improving consumer sentiment and the conclusion of the Federal Reserve’s bond buying program were offset by falling commodity prices and continued speculation surrounding the timing of a potential short-term interest rate increase. International developments also played a role in the performance of U.S. equities. The debt crisis in Greece, aggressive stimulus policies by central banks in Europe and Japan, and the deceleration of the Chinese economy weighed heavily on markets, and contributed to heightened volatility and uncertainty over the reporting period.
Reflecting these conditions, the Dow Jones U.S. Broad Stock Market Index returned 0.3% for the reporting period. Large-cap stocks generally outperformed small-cap stocks, and growth stocks generally outperformed value stocks. From a sector standpoint, the Health Care and Consumer Discretionary sectors performed well, while the Energy sector
Asset Class Performance Comparison % returns during the 12 months ended 8/31/2015

For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab U.S. Equity ETFs3

From the President continued

For the 12-month reporting period ended August 31, 2015, the funds produced returns that closely tracked their respective indices.

underperformed by comparison, in part due to the extreme fluctuations in the price of crude oil during the 12-month reporting period.
For more information about the Schwab U.S. Equity ETFs, please continue reading this report. In addition, you can find further details about these ETFs by visiting our website at www.csimfunds.com. We are also happy to hear from you at 1-800-435-4000.
Sincerely,
Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Past performance is not an indication of future results.
4Schwab U.S. Equity ETFs

Fund Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Products, leads the portfolio management teams of Schwab’s passive equity funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (currently BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.
Schwab U.S. Equity ETFs5

Schwab U.S. Broad Market ETF
The Schwab U.S. Broad Market ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Broad Stock Market Index (the index). The index includes the largest 2,500 publicly traded U.S. companies for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace. The fund invests in a representative sample of securities included in the index that, when taken together, are expected to perform similarly to the index as a whole. Due to the use of representative sampling, the fund may not hold all of the securities in the index.
Market Highlights. U.S. stocks posted a marginally positive return for the 12-month reporting period, despite achieving multiple record highs during the period. Toward the end of the period, market volatility across the globe increased dramatically, with wide swings in daily gains and losses, triggered primarily by worries over slowing growth in China. Declining energy and metals prices also weighed on the market. The Federal Reserve concluded its bond-buying program in October and continued to ponder its plans for increasing interest rates throughout the period. As of the period-end, however, as a result of mixed economic signals, no action had been taken. Within the index, stocks in the Health Care and Consumer Discretionary sectors were among the better performers, while stocks in the Energy and Materials sectors were the weakest.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was 0.32% and its NAV return was 0.33%. The index returned 0.31% during the same period.
Contributors and Detractors. The Health Care sector contributed the most to both the index’s and the fund’s returns. Representing approximately 14% of both the fund and the index, the Health Care sector returned over 14% for the reporting period. Within the sector, the fund’s strongest contributors to performance were UnitedHealth Group, a diversified managed care company, and Allergan, a global pharmaceutical company. The fund’s holdings in these two companies returned more than 35% and 46%, respectively.
Consumer Discretionary stocks also provided meaningful contributions to the returns of the index and the fund. Representing an average weight of roughly 13% of the fund and the index, the sector returned more than 9%. Two of the fund’s strongest contributors within the sector were Amazon.com, Inc. and The Home Depot, which returned over 51% and 27% for the fund, respectively, reflecting consumer optimism over the period.
The Energy sector was the largest detractor from the performance of both the fund and the index. While representing only roughly 7% of both the fund and the index on average, the sector’s return for both was roughly –32%. With oil prices falling sharply throughout the period—recovering only marginally in the last two weeks of August—oil companies were among the largest detractors to performance. Among the fund’s holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 34% and 21%, respectively.
The Materials sector also detracted from both fund and index performance, as global commodity prices declined significantly during the period. Constituting less than 4% of both the fund and the index, the sector fell more than 13% for the period. Within the sector, Freeport-MacMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 69% for the period. LyondellBasell, a multinational chemical company that manufactures materials for a wide range of industrial applications, was also a significant detractor from performance, down more than 22% for the 12-month reporting period.
As of 08/31/15:
Statistics
Number of Holdings	1,989
Weighted Average Market Cap (millions)	$105,387
Price/Earnings Ratio (P/E)	22.6
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[1]	3%
Sector Weightings % of Investments
Information Technology	19.1%
Financials	18.0%
Health Care	14.7%
Consumer Discretionary	13.5%
Industrials	10.6%
Consumer Staples	8.4%
Energy	6.6%
Materials	3.3%
Utilities	3.0%
Telecommunication Services	2.2%
Other	0.6%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Apple, Inc.	3.0%
Microsoft Corp.	1.6%
Exxon Mobil Corp.	1.5%
Johnson & Johnson	1.2%
Wells Fargo & Co.	1.2%
General Electric Co.	1.2%
Berkshire Hathaway, Inc., Class B	1.1%
JPMorgan Chase & Co.	1.1%
AT&T, Inc.	0.9%
Pfizer, Inc.	0.9%
Total	13.7%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
6Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
November 3, 2009 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Broad Market ETF (11/3/09)
Market Price Return[2]	0.32%	16.03%	14.31%
NAV Return[2]	0.33%	16.02%	14.32%
Dow Jones U.S. Broad Stock Market Index	0.31%	16.02%	14.35%
ETF Category: Morningstar Large Blend[3]	-1.09%	14.93%	13.30%
Fund Expense Ratio4: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Broad Stock Market Index is a product of S& P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Broad Market ETF is not sponsored, endorsed, soldor promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab U.S. Equity ETFs7

Schwab U.S. Large-Cap ETF
The Schwab U.S. Large-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Total Stock Market Index (the index). The index includes the large-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index comprises the components ranked 1–750 by full market capitalization. The fund will generally give the same weight to a given stock as does the index.
Market Highlights. U.S. stocks posted a marginally positive return for the 12-month reporting period, despite achieving multiple record highs during the period. Toward the end of the period, market volatility across the globe increased dramatically, with wide swings in daily gains and losses, triggered primarily by worries over slowing growth in China. Declining energy and metals prices also weighed on the market. The Federal Reserve concluded its bond-buying program in October and continued to ponder its plans for increasing interest rates throughout the period. As of the period-end, however, as a result of mixed economic signals, no action had been taken. Within the index, stocks in the Health Care and Consumer Discretionary sectors were among the better performers, while stocks in the Energy and Materials sectors were the weakest.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was 0.49% and its NAV return was 0.43%. The index returned 0.44% during the same period.
Contributors and Detractors. The Health Care sector contributed the most to both the index’s and the fund’s returns. Representing approximately 14% of both the fund and the index, the sector returned over 12% for the reporting period. Within the sector, the fund’s strongest contributors were UnitedHealth Group, a diversified managed care company, and Allergan, a global pharmaceutical company. The fund’s holdings in these two companies returned more than 35% and 46%, respectively.
Consumer Discretionary stocks also provided meaningful contributions to the returns of the index and the fund. Representing an average weight of over 13% of the fund and the index, the sector returned more than 10%. Two of the fund’s strongest contributors within the sector were Amazon.com, Inc. and The Home Depot, which returned over 51% and 27% for the fund, respectively, reflecting consumer optimism over the period.
The Energy sector was the largest detractor from the performance of both the fund and the index. While representing only roughly 8% of both the fund and the index on average, the sector’s return for both was roughly –31%. With oil prices falling sharply throughout the period—recovering only marginally in the last two weeks of August—oil companies were among the largest detractors to performance. Among the fund’s holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 34% and 21%, respectively.
The Materials sector also detracted from both fund and index performance, as global commodity prices declined significantly during the period. Constituting just over 3% of both the fund and the index, the sector fell more than 12% for the period. Within the sector, Freeport-MacMoRan Inc., a large global producer of copper and gold, was the fund’s largest detractor, down more than 69% for the period. LyondellBasell, a multinational chemical company that manufactures materials for a wind range of industrial applications, was also a significant detractor from performance, down more than 22% for the 12-month reporting period.
As of 08/31/15:
Statistics
Number of Holdings	744
Weighted Average Market Cap (millions)	$119,176
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[1]	4%
Sector Weightings % of Investments
Information Technology	19.4%
Financials	17.1%
Health Care	14.9%
Consumer Discretionary	13.5%
Industrials	10.1%
Consumer Staples	9.2%
Energy	7.0%
Materials	3.1%
Utilities	3.0%
Telecommunication Services	2.4%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Apple, Inc.	3.4%
Microsoft Corp.	1.8%
Exxon Mobil Corp.	1.7%
Johnson & Johnson	1.4%
Wells Fargo & Co.	1.3%
General Electric Co.	1.3%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.2%
AT&T, Inc.	1.1%
Pfizer, Inc.	1.0%
Total	15.5%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
8Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
November 3, 2009 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap ETF (11/3/09)
Market Price Return[2]	0.49%	15.85%	14.03%
NAV Return[2]	0.43%	15.84%	14.03%
Dow Jones U.S. Large-Cap Total Stock Market Index	0.44%	15.94%	14.12%
ETF Category: Morningstar Large Blend[3]	-1.09%	14.93%	13.30%
Fund Expense Ratio4: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap ETF is not sponsored, endorsed, soldor promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab U.S. Equity ETFs9

Schwab U.S. Large-Cap Growth ETF
The Schwab U.S. Large-Cap Growth ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Growth Total Stock Market Index (the index). The index includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors. The fund will generally give the same weight to a given stock as does the index.
Market Highlights. U.S. stocks posted a marginally positive return for the 12-month reporting period, despite achieving multiple record highs during the period. Toward the end of the period, market volatility across the globe increased dramatically, with wide swings in daily gains and losses, triggered primarily by worries over slowing growth in China. Declining energy and metals prices also weighed on the market. The Federal Reserve concluded its bond-buying program in October and continued to ponder its plans for increasing interest rates throughout the period. As of the period-end, however, as a result of mixed economic signals, no action had been taken. Within the index, stocks in the Health Care and Consumer Discretionary sectors were among the better performers, while stocks in the Energy and Utilities sectors were the weakest.
Performance. During the 12-month reporting period ended August 31, 2015 the fund closely tracked the index. The fund’s market price return was 4.87%, as was its NAV return.
Contributors and Detractors. The Health Care sector contributed the most to both the index’s and the fund’s returns. Representing more than 16% of both the fund and the index, the sector returned over 17% for the reporting period. Within the sector, the fund’s strongest contributors were UnitedHealth Group, a diversified managed care company, and Allergan, a global pharmaceutical company, up more than 35% and 46%, respectively.
Consumer Discretionary stocks also provided meaningful contributions to the returns of the index and the fund. Representing an average weight of over 18% of both the fund and the index, the sector returned more than 15%. Within the sector, two of the fund’s strongest contributors were Amazon.com, Inc. and The Home Depot, which returned over 51% and 27% for the fund, respectively, reflecting consumer optimism over the period.
The Energy sector was the largest detractor from the performance of both the fund and the index. While constituting less than 6% of both the fund and the index on average, the sector’s return for both was roughly –36%. Among the fund’s holdings, the two largest detractors from performance were Halliburton and Schlumberger Limited, two large global oil field services companies with operations in scores of countries; the fund’s positions in these two companies were down more than 40% and 27%, respectively.
The Industrials sector, constituting nearly 12% of both the fund and the index, also detracted from performance over the period, with the sector down nearly 4%. Within the sector, Caterpillar Inc. and Union Pacific were the two largest detractors. Caterpillar, the world’s leading manufacturer of construction and mining equipment, diesel and natural gas engines, industrial gas turbines and diesel-electric locomotives, was down more than 27% for the period; Union Pacific Corporation, which operates long-haul freight locomotives over 32,000 miles across 23 states in the western two-thirds of the United States, fell nearly 17%. Both companies suffered as a result of declining commodity prices, which resulted in significant decreases in demand.
As of 08/31/15:
Statistics
Number of Holdings	398
Weighted Average Market Cap (millions)	$127,087
Price/Earnings Ratio (P/E)	24.8
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate[1]	10%
Sector Weightings % of Investments
Information Technology	26.5%
Consumer Discretionary	19.6%
Health Care	16.8%
Industrials	11.1%
Financials	10.9%
Consumer Staples	6.2%
Energy	5.0%
Materials	3.0%
Telecommunication Services	0.4%
Utilities	0.1%
Other	0.4%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Apple, Inc.	6.9%
Berkshire Hathaway, Inc., Class B	2.6%
Amazon.com, Inc.	2.1%
Facebook, Inc., Class A	2.0%
Google, Inc., Class A	2.0%
Google, Inc., Class C	1.9%
The Walt Disney Co.	1.7%
Gilead Sciences, Inc.	1.6%
The Home Depot, Inc.	1.6%
Comcast Corp., Class A	1.5%
Total	23.9%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
10Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Growth ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
December 11, 2009 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Growth ETF (12/11/09)
Market Price Return[2]	4.87%	17.87%	14.62%
NAV Return[2]	4.87%	17.85%	14.62%
Dow Jones U.S. Large-Cap Growth Total Stock Market Index	4.93%	17.98%	14.74%
ETF Category: Morningstar Large Growth[3]	4.36%	18.13%	15.06%
Fund Expense Ratio4: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Growth Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Growth ETF is not sponsored, endorsed,sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab U.S. Equity ETFs11

Schwab U.S. Large-Cap Value ETF
The Schwab U.S. Large-Cap Value ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Large-Cap Value Total Stock Market Index (the index). The index includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors. The fund will generally give the same weight to a given stock as does the index.
Market Highlights. U.S. stocks posted a marginally positive return for the 12-month reporting period, despite achieving multiple record highs during the period. Toward the end of the period, market volatility across the globe increased dramatically, with wide swings in daily gains and losses, triggered primarily by worries over slowing growth in China. Declining energy and metals prices also weighed on the market. The Federal Reserve concluded its bond-buying program in October and continued to ponder its plans for increasing interest rates throughout the period. As of the period-end, however, as a result of mixed economic signals, no action had been taken. Within the index, stocks in the Health Care and Consumer Staples sectors were among the better performers, while stocks in the Energy and Materials sectors were the weakest.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was –3.62% and its NAV return was –3.71% (for an explanation of the market price and NAV returns, please refer to footnote 2 on the following page). The index returned –3.69% during the same period.
Contributors and Detractors. The Health Care sector contributed the most to both the index’s and the fund’s returns. Representing more than 12% of both the fund and the index, the sector returned over 7% for the reporting period. Within the sector, the fund’s strongest contributors were Pfizer Inc. and Eli Lilly and Company, two large, multinational pharmaceutical companies. For the 12-month reporting period, the fund’s holdings in the two companies were up more than 13% and 33%, respectively.
The Financials sector was also a significant contributor to the performance of both the index and the fund. With the largest sector representation in the index and the fund—an average weight of over 22%—the sector returned roughly 3.5% for the 12-month reporting period. Within this sector, the fund’s strongest contributions came from two multinational banking and financial services holding companies: JPMorgan Chase & Co. and Wells Fargo & Company. The fund’s holdings in the two companies returned over 10% and 6%, respectively.
The Energy sector was the largest detractor from the performance of both the fund and the index. While representing just over 10% of both the fund and the index on average, the sector’s return for both was roughly –28%. With oil prices falling sharply throughout the period—recovering only marginally in the last two weeks of August—oil companies were among the largest detractors to performance. Among the fund’s holdings, Exxon Mobil Corporation and Chevron Corporation were particularly detrimental, with those positions down more than 21% and 34%, respectively.
The Information Technology sector also detracted from both fund and index performance during the period. Constituting more than 12% of both the fund and the index, the sector fell more than 9% for the period. Within the sector, the fund’s largest detractors were large, multinational technology companies International Business Machines Corporation (IBM) and Microsoft Corporation, down more than 20% and 1%, respectively. Microsoft’s results were dampened by significant, one-time impairment and restructuring charges incurred during the period, and IBM struggled as it attempts to shift its business from on-premise hardware to cloud-based subscriptions.
As of 08/31/15:
Statistics
Number of Holdings	352
Weighted Average Market Cap (millions)	$111,139
Price/Earnings Ratio (P/E)	19.1
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	15%
Sector Weightings % of Investments
Financials	23.3%
Health Care	12.9%
Information Technology	12.3%
Consumer Staples	12.1%
Energy	9.1%
Industrials	9.1%
Consumer Discretionary	7.4%
Utilities	5.9%
Telecommunication Services	4.4%
Materials	3.2%
Other	0.3%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Microsoft Corp.	3.7%
Exxon Mobil Corp.	3.3%
Johnson & Johnson	2.7%
General Electric Co.	2.6%
Wells Fargo & Co.	2.6%
JPMorgan Chase & Co.	2.5%
AT&T, Inc.	2.1%
Pfizer, Inc.	2.1%
The Procter & Gamble Co.	2.0%
Verizon Communications, Inc.	2.0%
Total	25.6%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
12Schwab U.S. Equity ETFs

Schwab U.S. Large-Cap Value ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
December 11, 2009 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Large-Cap Value ETF (12/11/09)
Market Price Return[2]	-3.62%	13.86%	11.61%
NAV Return[2]	-3.71%	13.84%	11.60%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	-3.69%	14.00%	11.77%
ETF Category: Morningstar Large Value[3]	-2.02%	14.42%	12.37%
Fund Expense Ratio4: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Large-Cap Value Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Large-Cap Value ETF is not sponsored, endorsed, sold orpromoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (12/11/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab U.S. Equity ETFs13

Schwab U.S. Mid-Cap ETF
The Schwab U.S. Mid-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Mid-Cap Total Stock Market Index (the index). The index includes the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 501–1,000 by full market capitalization. The fund will generally give the same weight to a given security as does the index.
Market Highlights. U.S. stocks posted a marginally positive return for the 12-month reporting period, despite achieving multiple record highs during the period. Toward the end of the period, market volatility across the globe increased dramatically, with wide swings in daily gains and losses, triggered primarily by worries over slowing growth in China. Declining energy and metals prices also weighed on the market. The Federal Reserve concluded its bond-buying program in October and continued to ponder its plans for increasing interest rates throughout the period. As of the period-end, however, as a result of mixed economic signals, no action had been taken. Within the index, stocks in the Health Care and Consumer Discretionary sectors were among the better performers, while stocks in the Energy and Telecommunications Services sectors were the weakest.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was 1.79% and its NAV return was 1.71%.
Contributors and Detractors. The Health Care sector contributed the most to both the index’s and the fund’s returns. Representing more than 10% of both the fund and the index, the sector returned over 22% for the reporting period. Within the sector, the fund’s strongest contributors were Incyte Corporation, a Delaware-based biopharmaceutical company that focuses on developing cancer-treating drugs, and BioMarin Pharmaceutical Inc., a California-based developer of biopharmaceuticals for serious diseases and medical conditions. The fund’s holdings in these two companies were up more than 114% and 81%, respectively.
Consumer Discretionary stocks also provided meaningful contributions to the returns of both the index and the fund. Representing an average weight of over 15% of the fund and the index, the sector returned more than 12%, reflecting consumer optimism over the period. Within the sector, the two strongest contributors to fund performance were ULTA Salon, Cosmetics & Fragrance, Inc., a chain of beauty superstores across the United States, and Mohawk Industries, Inc., a flooring manufacturer that services both residential and commercial markets. The fund’s holdings in these two companies were up more than 62% and 34%, respectively.
The Energy sector was the largest detractor from the performance of both the fund and the index. While representing just under 5% of both the fund and the index on average, the sector fell roughly 43%. With oil prices falling sharply throughout the period—recovering only marginally in the last two weeks of August—the fund’s holdings in companies relating to oil exploration and production were the largest detractors to performance. The two with the most impact were Whiting Petroleum Corporation, a Colorado-based independent oil exploration and production company, and Helmerich & Payne, Inc., which drills oil and natural gas wells for exploration and production companies across the country. The fund’s positions in these companies were down more than 79% and 41%, respectively.
The Industrials sector also detracted from both fund and index performance during the period. Constituting more than 17% of both the fund and the index, the sector fell more than 3% for the period. Within the sector, the fund’s two largest detractors were United Rentals, Inc., the largest equipment rental company in the world, and Trinity Industries, Inc., which owns a variety of businesses that provide products and services to the industrial, energy, transportation, and construction industries. The fund’s positions in these companies were down more than 41% and 43%, respectively.
As of 08/31/15:
Statistics
Number of Holdings	498
Weighted Average Market Cap (millions)	$7,074
Price/Earnings Ratio (P/E)	24.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[1]	12%
Sector Weightings % of Investments
Financials	23.2%
Consumer Discretionary	16.2%
Industrials	16.2%
Information Technology	13.6%
Health Care	10.2%
Materials	7.2%
Utilities	4.7%
Energy	3.7%
Consumer Staples	2.7%
Telecommunication Services	1.0%
Other	1.3%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
BioMarin Pharmaceutical, Inc.	0.8%
Incyte Corp.	0.8%
Skyworks Solutions, Inc.	0.7%
Endo International plc	0.6%
Hospira, Inc.	0.6%
WestRock Co.	0.6%
Level 3 Communications, Inc.	0.5%
Akamai Technologies, Inc.	0.5%
Advance Auto Parts, Inc.	0.5%
Vulcan Materials Co.	0.5%
Total	6.1%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
14Schwab U.S. Equity ETFs

Schwab U.S. Mid-Cap ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
January 13, 2011 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. Mid-Cap ETF (1/13/11)
Market Price Return[2]	1.79%	17.08%	12.50%
NAV Return[2]	1.71%	17.09%	12.48%
Dow Jones U.S. Mid-Cap Total Stock Market Index	1.72%	17.13%	12.55%
ETF Category: Morningstar Mid-Cap Blend[3]	-2.14%	15.76%	11.42%
Fund Expense Ratio4: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Mid-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Mid-Cap ETF is not sponsored, endorsed, sold orpromoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab U.S. Equity ETFs15

Schwab U.S. Small-Cap ETF
The Schwab U.S. Small-Cap ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Small-Cap Total Stock Market Index (the index). The index includes the small-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The index includes the components ranked 751- 2,500 by full market capitalization. The fund will generally give the same weight to a given stock as does the index.
Market Highlights. U.S. stocks posted a marginally positive return for the 12-month reporting period, despite achieving multiple record highs during the period. Toward the end of the period, market volatility across the globe increased dramatically, with wide swings in daily gains and losses, triggered primarily by worries over slowing growth in China. Declining energy and metals prices also weighed on the market. The Federal Reserve concluded its bond-buying program in October and continued to ponder its plans for increasing interest rates throughout the period. As of the period-end, however, as a result of mixed economic signals, no action had been taken. Within the index, stocks in the Health Care and Consumer Staples sectors were among the better performers, while stocks in the Energy and Materials sectors were the weakest.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was –0.41% and its NAV return was –0.54%. The index returned –0.61% during the same period.
Contributors and Detractors. The Health Care sector contributed the most to both the index’s and the fund’s returns. Representing more than 12% of both the fund and the index, the sector returned over 26% for the reporting period. Within the sector, the fund’s strongest contributor was Receptos, Inc., a biopharmaceutical company that was acquired by Celgene a few days before the close of the reporting period, helping to buoy its stock price. Anacor Pharmaceuticals, Inc., a biopharmaceutical company that in July achieved positive results in two late-state trials for a topical ointment to treat eczema, was another strong contributor. The fund’s holdings in the two companies were up 352% and 425%, respectively.
Consumer Discretionary stocks also provided meaningful contributions to the returns of the index and the fund. Representing an average weight of over 14% of the fund and the index, the sector returned more than 4%, reflecting relative consumer optimism over the period. Within the sector, the two strongest contributors to fund performance were Sketchers USA, Inc., a global leader in high-performance and lifestyle footwear, and Domino’s Pizza, Inc., the world leader in pizza delivery through a network of company- and franchise-owned stores in the United States and abroad . The fund’s holdings in these two companies were up 141% and 42%, respectively.
The Energy sector was the largest detractor from the performance of both the fund and the index. While representing just over 4% of both the fund and the index on average, the sector fell more than 50%. With oil prices falling sharply throughout the period—recovering only marginally in the last two weeks of August—the fund’s holdings in companies relating to oil exploration and production were the largest detractors from performance. The two with the most detrimental impact were Newfield Exploration Company and Energen Corporation, both independent crude oil and natural gas exploration and production companies headquartered in the Southeast. The fund’s positions in these companies were down more than 25% and 35%, respectively.
The Materials sector also detracted from both fund and index performance as a result of steeply falling commodity prices over the reporting period. Constituting just over 5% of both the fund and the index, the Materials sector fell nearly 20% for the period. Within the sector, the fund’s two largest detractors were United States Steel Corporation, an integrated steel producer with major production operations in the United States, Canada and Central Europe; and U.S. Silica Holdings, Inc., a leading producer of commercial silica serving a variety of industries but with significant operations in the oil and gas exploration industry. The fund’s positions in these companies were down more than 57% and 71%, respectively.
As of 08/31/15:
Statistics
Number of Holdings	1,743
Weighted Average Market Cap (millions)	$3,065
Price/Earnings Ratio (P/E)	37.7
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[1]	9%
Sector Weightings % of Investments
Financials	24.5%
Information Technology	16.1%
Industrials	14.2%
Consumer Discretionary	13.9%
Health Care	13.5%
Materials	4.6%
Energy	3.4%
Consumer Staples	3.3%
Utilities	3.1%
Telecommunication Services	0.5%
Other	2.9%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Palo Alto Networks, Inc.	0.4%
Alaska Air Group, Inc.	0.4%
Alkermes plc	0.4%
Acuity Brands, Inc.	0.3%
Qorvo, Inc.	0.3%
The WhiteWave Foods Co.	0.3%
Splunk, Inc.	0.3%
E*TRADE Financial Corp.	0.3%
Alnylam Pharmaceuticals, Inc.	0.3%
Rite Aid Corp.	0.3%
Total	3.3%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
16Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
November 3, 2009 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. Small-Cap ETF (11/3/09)
Market Price Return[2]	-0.41%	16.81%	16.13%
NAV Return[2]	-0.54%	16.77%	16.13%
Dow Jones U.S. Small-Cap Total Stock Market Index	-0.61%	16.79%	16.19%
ETF Category: Morningstar Small Blend[3]	-1.17%	16.12%	15.13%
Fund Expense Ratio4: 0.08%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks are subject to greater volatility than many other asset classes.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Small-Cap Total Stock Market Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Small-Cap ETF is not sponsored, endorsed, sold orpromoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (11/3/09) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab U.S. Equity ETFs17

Schwab U.S. Dividend Equity ETF
The Schwab U.S. Dividend Equity ETF (the fund) seeks to track as closely as possible, before fees and expenses, the total return of the Dow Jones U.S. Dividend 100TM Index (the index). The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks, and convertibles. The index is modified market capitalization weighted. No single stock can represent more than 4.5% of the index, and no single sector can represent more than 25% of the index. The fund will generally give the same weight to a given stock as does the index.
Market Highlights. U.S. stocks posted a marginally positive return for the 12-month reporting period, despite achieving multiple record highs during the period. Toward the end of the period, market volatility across the globe increased dramatically, with wide swings in daily gains and losses, triggered primarily by worries over slowing growth in China. Declining energy and metals prices also weighed on the market. The Federal Reserve concluded its bond-buying program in October and continued to ponder its plans for increasing interest rates throughout the period. As of the period-end, however, as a result of mixed economic signals, no action had been taken. Within the index, stocks in the Health Care and Financials sectors were the strongest performers, while stocks in the Energy and Materials sectors were the weakest.
Performance. During the 12-month reporting period ended August 31, 2015, the fund closely tracked the index. The fund’s market price return was –3.50% and its NAV return was –3.47%. The index returned –3.40% during the same period.
Contributors and Detractors. The Consumer Discretionary sector contributed the most to the fund’s returns. Representing more than 9% of the fund and the index, the sector returned over 14% for the reporting period. Within the sector, two of the fund’s strongest contributors were The Home Depot and Target Corporation; the fund’s holdings in the two companies were up over 27% and 33%, respectively, reflecting consumer optimism over the period.
Health Care stocks also provided meaningful contributions to the returns of both the index and the fund. Representing an average weight of over 11% of the fund and the index, the sector returned more than 6% for the period. Within the sector, the fund’s strongest contributors were Pfizer Inc. and Eli Lilly and Company, two large, multinational pharmaceutical companies. For the 12-month reporting period, the fund’s holdings in the two companies were up more than 13% and 33%, respectively.
The Energy sector was the largest detractor from the performance of both the fund and the index. Representing roughly 12% of the fund and the index on average, the sector fell more than 28% for the reporting period. With oil prices falling sharply throughout the period—recovering only marginally in the last two weeks of August—oil companies were among the largest detractors to performance. Among the fund’s holdings, Chevron Corporation and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 34% and 21%, respectively.
The Information Technology sector also detracted from both fund and index performance during the period. Constituting nearly 16% of both the fund and the index, the sector fell more than 5% for the period. Within the sector, the fund’s largest detractors were its positions in large, multinational technology companies Intel Corporation and Qualcomm Corporation, down more than 15% and 23%, respectively. Intel’s results were dampened by weaker-than-expected demand for business desktop PCs and lower-than-expected inventory levels across its PC supply chain; and Qualcomm struggled as its margins showed signs of trending downward, along with downward pricing pressures in emerging markets, where some of the company’s brightest opportunities lie.
As of 08/31/15:
Statistics
Number of Holdings	101
Weighted Average Market Cap (millions)	$131,509
Price/Earnings Ratio (P/E)	18.1
Price/Book Ratio (P/B)	3.6
Portfolio Turnover Rate[1]	19%
Sector Weightings % of Investments
Consumer Staples	22.3%
Information Technology	19.5%
Industrials	14.2%
Health Care	12.0%
Energy	11.8%
Consumer Discretionary	10.0%
Telecommunication Services	4.7%
Materials	3.0%
Financials	2.0%
Utilities	0.5%
Total	100.0%
Top Equity Holdings % of Net Assets[2]
Verizon Communications, Inc.	4.7%
Johnson & Johnson	4.6%
Pfizer, Inc.	4.6%
Microsoft Corp.	4.5%
The Procter & Gamble Co.	4.3%
Exxon Mobil Corp.	4.3%
The Coca-Cola Co.	3.8%
The Home Depot, Inc.	3.8%
Chevron Corp.	3.8%
PepsiCo, Inc.	3.4%
Total	41.8%
Management views and portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[2]	This list is not a recommendation of any security by the investment adviser.
18Schwab U.S. Equity ETFs

Schwab U.S. Dividend Equity ETF
Performance and Fund Facts as of 08/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com.
October 20, 2011 – August 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1
Fund and Inception Date	1 Year	3 Years	Since Inception*
Fund: Schwab U.S. Dividend Equity ETF (10/20/11)
Market Price Return[2]	-3.50%	11.57%	13.37%
NAV Return[2]	-3.47%	11.62%	13.38%
Dow Jones U.S. Dividend 100 Index	-3.40%	11.74%	13.53%
ETF Category: Morningstar Large Value[3]	-2.02%	12.76%	14.20%
Fund Expense Ratio4: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Dividend 100 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. Dividend Equity ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (10/20/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (NAV) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
Schwab U.S. Equity ETFs19

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2015 and held through August 31, 2015.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 3/1/15	Ending Account Value (Net of Expenses) at 8/31/15	Expenses Paid During Period[2] 3/1/15–8/31/15
Schwab U.S. Broad Market ETF
Actual Return	0.04%	$1,000.00	$ 946.40	$ 0.20
Hypothetical 5% Return	0.04%	$1,000.00	$ 1,025.00	$ 0.20
Schwab U.S. Large-Cap ETF
Actual Return	0.04%	$1,000.00	$ 946.90	$ 0.20
Hypothetical 5% Return	0.04%	$1,000.00	$ 1,025.00	$ 0.20
Schwab U.S. Large-Cap Growth ETF
Actual Return	0.07%	$1,000.00	$ 960.00	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.85	$0.36
Schwab U.S. Large-Cap Value ETF
Actual Return	0.07%	$1,000.00	$ 934.10	$ 0.34
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.85	$0.36
Schwab U.S. Mid-Cap ETF
Actual Return	0.07%	$1,000.00	$ 957.50	$ 0.35
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.85	$0.36
Schwab U.S. Small-Cap ETF
Actual Return	0.08%	$1,000.00	$ 945.10	$0.39
Hypothetical 5% Return	0.08%	$1,000.00	$1,024.80	$ 0.41
Schwab U.S. Dividend Equity ETF
Actual Return	0.07%	$1,000.00	$ 912.40	$ 0.34
Hypothetical 5% Return	0.07%	$1,000.00	$ 1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by the 365 days of the fiscal year.
20Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	48.75	39.79	33.84	29.47	25.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.99	0.85	0.80	0.65	0.56
Net realized and unrealized gains (losses)	(0.79)	8.93	5.92	4.32	4.32
Total from investment operations	0.20	9.78	6.72	4.97	4.88
Less distributions:
Distributions from net investment income	(0.93)	(0.82)	(0.77)	(0.60)	(0.52)
Net asset value at end of period	48.02	48.75	39.79	33.84	29.47
Total return (%)	0.33	24.77	20.12	17.07	19.41
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.04	0.04	0.04	0.06	0.06
Net investment income (loss)	1.98	1.90	2.15	2.06	1.83
Portfolio turnover rate[2]	3	4	4	5	3
Net assets, end of period ($ x 1,000)	4,919,185	3,654,037	2,182,671	1,072,825	742,651

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    21

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	4,269,255,785	4,899,860,956
0.0%	Rights	21,491	21,491
0.6%	Other Investment Companies	31,483,198	31,483,198
100.2%	Total Investments	4,300,760,474	4,931,365,645
(0.2%)	Other Assets and Liabilities, Net		(12,180,608)
100.0%	Net Assets		4,919,185,037

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	55,911,609
Banks 6.2%
Bank of America Corp.	2,382,218	0.8	38,925,442
Citigroup, Inc.	690,687	0.8	36,937,941
JPMorgan Chase & Co.	847,778	1.1	54,342,570
Wells Fargo & Co.	1,066,366	1.2	56,869,299
Other Securities		2.3	117,846,626
		6.2	304,921,878
Capital Goods 7.4%
3M Co.	144,194	0.4	20,495,735
General Electric Co.	2,288,075	1.2	56,790,021
The Boeing Co.	148,120	0.4	19,356,322
Other Securities		5.4	267,884,304
		7.4	364,526,382
Commercial & Professional Services 1.1%
Other Securities		1.1	53,978,488
Consumer Durables & Apparel 1.7%
Other Securities		1.7	85,025,166
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.3%
McDonald's Corp.	220,009	0.4	20,905,255
Starbucks Corp.	341,234	0.4	18,668,912
Other Securities		1.5	73,856,889
		2.3	113,431,056
Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	415,788	1.1	55,732,224
The Charles Schwab Corp. (b)	263,047	0.2	7,991,368
Other Securities		3.4	167,420,337
		4.7	231,143,929
Energy 6.6%
Chevron Corp.	428,954	0.7	34,740,984
Exxon Mobil Corp.	955,962	1.5	71,926,581
Schlumberger Ltd.	288,280	0.5	22,304,224
Other Securities		3.9	197,008,449
		6.6	325,980,238
Food & Staples Retailing 2.1%
CVS Health Corp.	258,064	0.5	26,425,754
Wal-Mart Stores, Inc.	358,863	0.5	23,229,202
Other Securities		1.1	52,831,037
		2.1	102,485,993
Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	451,453	0.5	24,188,852
PepsiCo, Inc.	334,920	0.6	31,124,116
Philip Morris International, Inc.	352,061	0.6	28,094,468
The Coca-Cola Co.	894,300	0.7	35,163,876
Other Securities		2.3	113,878,304
		4.7	232,449,616
Health Care Equipment & Services 5.2%
Medtronic plc	324,062	0.5	23,426,442
UnitedHealth Group, Inc.	218,500	0.5	25,280,450
Other Securities		4.2	208,177,186
		5.2	256,884,078
Household & Personal Products 1.7%
The Procter & Gamble Co.	615,779	0.9	43,517,102
Other Securities		0.8	37,509,755
		1.7	81,026,857
Insurance 3.1%
Other Securities		3.1	154,235,125
Materials 3.3%
Other Securities		3.3	160,311,172
Media 3.3%
Comcast Corp., Class A	579,787	0.7	32,659,402
The Walt Disney Co.	354,784	0.7	36,145,394
Other Securities		1.9	91,677,850
		3.3	160,482,646
22    See financial notes

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	392,144	0.5	24,473,707
Allergan plc *	89,173	0.6	27,085,407
Amgen, Inc.	173,342	0.5	26,309,849
Bristol-Myers Squibb Co.	378,897	0.5	22,533,005
Celgene Corp. *	180,610	0.4	21,326,429
Gilead Sciences, Inc.	338,149	0.7	35,529,315
Johnson & Johnson	631,139	1.2	59,314,443
Merck & Co., Inc.	646,113	0.7	34,793,185
Pfizer, Inc.	1,406,576	0.9	45,319,879
Other Securities		3.5	170,594,504
		9.5	467,279,723
Real Estate 4.0%
Other Securities		4.0	197,904,877
Retailing 5.1%
Amazon.com, Inc. *	87,227	0.9	44,737,856
The Home Depot, Inc.	295,271	0.7	34,387,261
Other Securities		3.5	171,878,123
		5.1	251,003,240
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	1,077,002	0.6	30,737,637
Other Securities		1.7	81,333,728
		2.3	112,071,365
Software & Services 10.8%
Facebook, Inc., Class A *	478,831	0.9	42,821,856
Google, Inc., Class A *	65,322	0.9	42,316,898
Google, Inc., Class C *	65,290	0.8	40,365,542
International Business Machines Corp.	209,616	0.6	31,000,110
MasterCard, Inc., Class A	219,055	0.4	20,234,110
Microsoft Corp.	1,847,193	1.6	80,389,839
Oracle Corp.	726,946	0.5	26,962,427
Visa, Inc., Class A	439,784	0.6	31,356,599
Other Securities		4.5	215,569,016
		10.8	531,016,397
Technology Hardware & Equipment 6.0%
Apple, Inc.	1,314,390	3.0	148,210,616
Cisco Systems, Inc.	1,159,143	0.6	29,998,621
QUALCOMM, Inc.	369,050	0.4	20,880,849
Other Securities		2.0	96,982,901
		6.0	296,072,987
Telecommunication Services 2.2%
AT&T, Inc.	1,397,267	0.9	46,389,264
Verizon Communications, Inc.	927,794	0.9	42,687,802
Other Securities		0.4	18,794,740
		2.2	107,871,806
Transportation 2.2%
Other Securities		2.2	105,247,507
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.0%
Other Securities		3.0	148,598,821
Total Common Stock
(Cost $4,269,255,785)			4,899,860,956

Rights 0.0% of net assets
Telecommunication Services 0.0%
Other Securities		0.0	21,491
Total Rights
(Cost $21,491)			21,491

Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
Other Securities		0.1	5,899,506
Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)		0.5	25,583,692
Total Other Investment Companies
(Cost $31,483,198)			31,483,198

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $4,300,230,102 and the unrealized appreciation and depreciation were $805,877,326 and ($174,741,783), respectively, with a net unrealized appreciation of $631,135,543.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,535,735. Non-cash collateral pledged to the fund for securities on loan amounted to $1,634,609.
(b)	Issuer is affiliated with the fund's adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
See financial notes    23

Schwab U.S. Broad Market ETF
Condensed Portfolio Holdings continued
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	100	9,846,000	2,558

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,899,860,956	$—	$—	$4,899,860,956
Rights [1]	—	—	21,491	21,491
Other Investment Companies[1]	31,483,198	—	—	31,483,198
Total	$4,931,344,154	$—	$21,491	$4,931,365,645
Other Financial Instruments
Futures Contracts[2]	$2,558	$—	$—	$2,558
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Rights	$21,491	$—	$—	$—	$—	$—	$—	$21,491
Total	$21,491	$—	$—	$—	$—	$—	$—	$21,491
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
24    See financial notes

Schwab U.S. Broad Market ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments in affiliated issuers, at value (cost $6,153,220)		$7,991,368
Investments in unaffiliated issuers, at value (cost $4,269,023,562) including securities on loan of $26,535,735		4,897,790,585
Collateral invested for securities on loan, at value (cost $25,583,692)	+	25,583,692
Total investments, at value (cost $4,300,760,474)		4,931,365,645
Cash		2,977,625
Deposit with broker for futures contracts		460,000
Receivables:
Investments sold		22,994
Fund shares sold		36,203,947
Dividends		9,470,116
Income from securities on loan		62,517
Foreign tax reclaims	+	2,127
Total assets		4,980,564,971
Liabilities
Collateral held for securities on loan		25,583,692
Payables:
Investments bought		35,656,750
Investment adviser fees		36,992
Variation margin on futures contracts	+	102,500
Total liabilities		61,379,934
Net Assets
Total assets		4,980,564,971
Total liabilities	–	61,379,934
Net assets		$4,919,185,037
Net Assets by Source
Capital received from investors		4,273,630,236
Net investment income not yet distributed		15,537,648
Net realized capital losses		(590,576)
Net unrealized capital appreciation		630,607,729

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,919,185,037		102,450,000		$48.02

See financial notes    25

Schwab U.S. Broad Market ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends received from affiliated issuer		$57,517
Dividends received from unaffiliated issuers (net of foreign withholding tax of $12,616)		91,999,964
Interest		20
Securities on loan	+	931,745
Total investment income		92,989,246
Expenses
Investment adviser fees		1,839,848
Total expenses	–	1,839,848
Net investment income		91,149,398
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		287,068
Net realized gains on unaffiliated investments		3,241,362
Net realized gains on in-kind redemptions		131,258,184
Net realized gains on futures contracts	+	629,760
Net realized gains		135,416,374
Net change in unrealized appreciation (depreciation) on affiliated issuer		156,944
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(225,223,923)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(17,200)
Net change in unrealized appreciation (depreciation)	+	(225,084,179)
Net realized and unrealized losses		(89,667,805)
Increase in net assets resulting from operations		$1,481,593
26    See financial notes

Schwab U.S. Broad Market ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$91,149,398	$56,700,065
Net realized gains		135,416,374	44,443,785
Net change in unrealized appreciation (depreciation)	+	(225,084,179)	525,734,296
Increase in net assets resulting from operations		1,481,593	626,878,146
Distributions to Shareholders
Distributions from net investment income		($84,285,250)	($53,302,780)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		33,800,000	$1,665,831,746	22,550,000	$1,006,196,263
Shares redeemed	+	(6,300,000)	(317,879,850)	(2,450,000)	(108,405,676)
Net transactions in fund shares		27,500,000	$1,347,951,896	20,100,000	$897,790,587
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		74,950,000	$3,654,036,798	54,850,000	$2,182,670,845
Total increase	+	27,500,000	1,265,148,239	20,100,000	1,471,365,953
End of period		102,450,000	$4,919,185,037	74,950,000	$3,654,036,798
Net investment income not yet distributed			$15,537,648		$9,607,306
See financial notes    27

Schwab U.S. Large-Cap ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	47.99	39.06	33.49	29.11	24.98
Income (loss) from investment operations:
Net investment income (loss)	1.01 [1]	0.83	0.77	0.64	0.53
Net realized and unrealized gains (losses)	(0.77)	8.92	5.56	4.35	4.13
Total from investment operations	0.24	9.75	6.33	4.99	4.66
Less distributions:
Distributions from net investment income	(0.93)	(0.82)	(0.76)	(0.61)	(0.53)
Net asset value at end of period	47.30	47.99	39.06	33.49	29.11
Total return (%)	0.43	25.16	19.17	17.36	18.66
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.04	0.04	0.04	0.08	0.08
Net investment income (loss)	2.04	1.95	2.18	2.10	1.88
Portfolio turnover rate[2]	4	5	5	4	5
Net assets, end of period ($ x 1,000)	4,329,918	3,191,644	1,781,282	890,808	615,781

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
28    See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,843,160,621	4,313,972,672
0.3%	Other Investment Companies	12,914,422	12,914,422
99.9%	Total Investments	3,856,075,043	4,326,887,094
0.1%	Other Assets and Liabilities, Net		3,031,068
100.0%	Net Assets		4,329,918,162

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	49,056,203
Banks 5.9%
Bank of America Corp.	2,392,294	0.9	39,090,084
Citigroup, Inc.	693,418	0.9	37,083,995
JPMorgan Chase & Co.	843,890	1.2	54,093,349
Wells Fargo & Co.	1,070,833	1.3	57,107,524
Other Securities		1.6	67,936,613
		5.9	255,311,565
Capital Goods 7.2%
3M Co.	143,751	0.5	20,432,767
General Electric Co.	2,293,483	1.3	56,924,248
The Boeing Co.	145,804	0.4	19,053,667
Other Securities		5.0	214,379,845
		7.2	310,790,527
Commercial & Professional Services 0.8%
Other Securities		0.8	36,318,176
Consumer Durables & Apparel 1.6%
Other Securities		1.6	69,559,668
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Services 2.1%
McDonald's Corp.	219,217	0.5	20,829,999
Starbucks Corp.	345,569	0.4	18,906,080
Other Securities		1.2	49,157,782
		2.1	88,893,861
Diversified Financials 5.0%
Berkshire Hathaway, Inc., Class B *	415,706	1.3	55,721,232
The Charles Schwab Corp. (b)	266,524	0.2	8,096,999
Other Securities		3.5	150,632,170
		5.0	214,450,401
Energy 7.0%
Chevron Corp.	429,861	0.8	34,814,442
Exxon Mobil Corp.	952,290	1.7	71,650,300
Schlumberger Ltd.	288,775	0.5	22,342,522
Other Securities		4.0	175,625,486
		7.0	304,432,750
Food & Staples Retailing 2.3%
CVS Health Corp.	257,125	0.6	26,329,600
Wal-Mart Stores, Inc.	361,151	0.5	23,377,304
Other Securities		1.2	47,553,070
		2.3	97,259,974
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	454,595	0.6	24,357,200
PepsiCo, Inc.	336,501	0.7	31,271,038
Philip Morris International, Inc.	353,758	0.7	28,229,888
The Coca-Cola Co.	897,792	0.8	35,301,182
Other Securities		2.3	101,178,697
		5.1	220,338,005
Health Care Equipment & Services 5.0%
Medtronic plc	322,984	0.5	23,348,513
UnitedHealth Group, Inc.	216,691	0.6	25,071,149
Other Securities		3.9	168,112,703
		5.0	216,532,365
Household & Personal Products 1.8%
The Procter & Gamble Co.	618,730	1.0	43,725,649
Other Securities		0.8	35,059,994
		1.8	78,785,643
Insurance 3.1%
Other Securities		3.1	133,971,175
Materials 3.0%
Other Securities		3.0	131,706,140
Media 3.4%
Comcast Corp., Class A	574,175	0.7	32,343,278
The Walt Disney Co.	356,323	0.8	36,302,187
Other Securities		1.9	80,527,565
		3.4	149,173,030
See financial notes    29

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.9%
AbbVie, Inc.	389,880	0.6	24,332,411
Allergan plc *	89,340	0.6	27,136,132
Amgen, Inc.	172,735	0.6	26,217,718
Bristol-Myers Squibb Co.	378,212	0.5	22,492,268
Celgene Corp. *	181,740	0.5	21,459,859
Eli Lilly & Co.	223,120	0.4	18,373,932
Gilead Sciences, Inc.	334,470	0.8	35,142,763
Johnson & Johnson	631,165	1.4	59,316,887
Merck & Co., Inc.	643,817	0.8	34,669,545
Pfizer, Inc.	1,409,674	1.0	45,419,696
Other Securities		2.7	112,687,256
		9.9	427,248,467
Real Estate 3.2%
Other Securities		3.2	137,663,576
Retailing 5.2%
Amazon.com, Inc. *	86,946	1.0	44,593,734
The Home Depot, Inc.	296,191	0.8	34,494,404
Other Securities		3.4	147,030,581
		5.2	226,118,719
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	1,083,070	0.7	30,910,818
Other Securities		1.5	63,385,853
		2.2	94,296,671
Software & Services 11.1%
Facebook, Inc., Class A *	479,366	1.0	42,869,701
Google, Inc., Class A *	65,146	1.0	42,202,882
Google, Inc., Class C *	65,535	0.9	40,517,014
International Business Machines Corp.	207,841	0.7	30,737,605
MasterCard, Inc., Class A	219,964	0.5	20,318,075
Microsoft Corp.	1,840,558	1.8	80,101,084
Oracle Corp.	727,669	0.6	26,989,243
Visa, Inc., Class A	440,252	0.7	31,389,968
Other Securities		3.9	164,312,246
		11.1	479,437,818
Technology Hardware & Equipment 6.1%
Apple, Inc.	1,313,390	3.4	148,097,856
Cisco Systems, Inc.	1,160,016	0.7	30,021,214
QUALCOMM, Inc.	369,507	0.5	20,906,706
Other Securities		1.5	67,081,098
		6.1	266,106,874
Telecommunication Services 2.4%
AT&T, Inc.	1,401,563	1.1	46,531,892
Verizon Communications, Inc.	928,545	1.0	42,722,356
Other Securities		0.3	15,649,169
		2.4	104,903,417
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Other Securities		2.1	90,988,473
Utilities 3.0%
Other Securities		3.0	130,629,174
Total Common Stock
(Cost $3,843,160,621)			4,313,972,672

Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
Other Securities		0.1	2,966,213
Securities Lending Collateral 0.2%
Other Securities		0.2	9,948,209
Total Other Investment Companies
(Cost $12,914,422)			12,914,422

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $3,855,885,866 and the unrealized appreciation and depreciation were $622,683,517 and ($151,682,289), respectively, with a net unrealized appreciation of $471,001,228.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,546,024. Non-cash collateral pledged to the fund for securities on loan amounted to $705,622.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	85	8,369,100	(165,126)

30    See financial notes

Schwab U.S. Large-Cap ETF
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,313,972,672	$—	$—	$4,313,972,672
Other Investment Companies[1]	12,914,422	—	—	12,914,422
Total	$4,326,887,094	$—	$—	$4,326,887,094
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($165,126)	$—	$—	($165,126)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    31

Schwab U.S. Large-Cap ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments in affiliated issuers, at value (cost $6,500,597)		$8,096,999
Investments in unaffiliated issuers, at value (cost $3,839,626,237) including securities on loan of $10,546,024		4,308,841,886
Collateral invested for securities on loan, at value (cost $9,948,209)	+	9,948,209
Total investments, at value (cost $3,856,075,043)		4,326,887,094
Cash		3,090,833
Deposit with broker for futures contracts		391,000
Receivables:
Investments sold		11,575
Fund shares sold		26,170,533
Dividends		9,228,628
Income from securities on loan		18,730
Foreign tax reclaims	+	2,374
Total assets		4,365,800,767
Liabilities
Collateral held for securities on loan		9,948,209
Payables:
Investments bought		25,814,487
Investment adviser fees		32,784
Variation margin on futures contracts	+	87,125
Total liabilities		35,882,605
Net Assets
Total assets		4,365,800,767
Total liabilities	–	35,882,605
Net assets		$4,329,918,162
Net Assets by Source
Capital received from investors		3,848,871,169
Net investment income not yet distributed		15,543,069
Net realized capital losses		(5,143,001)
Net unrealized capital appreciation		470,646,925

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,329,918,162		91,550,000		$47.30

32    See financial notes

Schwab U.S. Large-Cap ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends received from affiliated issuer		$56,377
Dividends received from unaffiliated issuers (net of foreign withholding tax of $10,297)		83,120,742
Interest		37
Securities on loan	+	241,312
Total investment income		83,418,468
Expenses
Investment adviser fees		1,600,825
Total expenses	–	1,600,825
Net investment income		81,817,643
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		347,126
Net realized losses on unaffiliated investments		(1,131,094)
Net realized gains on in-kind redemptions		139,163,818
Net realized gains on futures contracts	+	372,478
Net realized gains		138,752,328
Net change in unrealized appreciation (depreciation) on affiliated issuer		32,834
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(244,302,912)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(170,988)
Net change in unrealized appreciation (depreciation)	+	(244,441,066)
Net realized and unrealized losses		(105,688,738)
Decrease in net assets resulting from operations		($23,871,095)
See financial notes    33

Schwab U.S. Large-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$81,817,643	$48,304,376
Net realized gains		138,752,328	25,664,180
Net change in unrealized appreciation (depreciation)	+	(244,441,066)	451,922,393
Increase (decrease) in net assets resulting from operations		(23,871,095)	525,890,949
Distributions to Shareholders
Distributions from net investment income		($74,777,650)	($44,577,680)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,300,000	$1,580,631,648	22,650,000	$1,002,867,160
Shares redeemed	+	(7,250,000)	(343,709,219)	(1,750,000)	(73,817,744)
Net transactions in fund shares		25,050,000	$1,236,922,429	20,900,000	$929,049,416
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		66,500,000	$3,191,644,478	45,600,000	$1,781,281,793
Total increase	+	25,050,000	1,138,273,684	20,900,000	1,410,362,685
End of period		91,550,000	$4,329,918,162	66,500,000	$3,191,644,478
Net investment income not yet distributed			$15,543,069		$9,252,242
34    See financial notes

Schwab U.S. Large-Cap Growth ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	50.11	39.60	34.05	29.44	24.21
Income (loss) from investment operations:
Net investment income (loss)	0.66 [1]	0.56	0.55	0.36	0.27
Net realized and unrealized gains (losses)	1.79	10.50	5.52	4.59	5.20
Total from investment operations	2.45	11.06	6.07	4.95	5.47
Less distributions:
Distributions from net investment income	(0.63)	(0.55)	(0.52)	(0.34)	(0.24)
Net asset value at end of period	51.93	50.11	39.60	34.05	29.44
Total return (%)	4.87	28.11	18.02	16.96	22.57
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07	0.07	0.07	0.13	0.13
Net investment income (loss)	1.25	1.29	1.55	1.17	0.93
Portfolio turnover rate[2]	10	7	11	8	10
Net assets, end of period ($ x 1,000)	2,246,101	1,485,805	827,613	475,062	309,155

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    35

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,921,151,032	2,238,699,341
0.4%	Other Investment Companies	8,760,129	8,719,193
100.1%	Total Investments	1,929,911,161	2,247,418,534
(0.1%)	Other Assets and Liabilities, Net		(1,317,446)
100.0%	Net Assets		2,246,101,088

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 0.5%
Other Securities		0.5	11,772,777
Banks 0.1%
Other Securities		0.1	3,288,679
Capital Goods 6.6%
3M Co.	150,046	0.9	21,327,538
Caterpillar, Inc.	142,345	0.5	10,880,852
Danaher Corp.	144,575	0.6	12,580,917
The Boeing Co.	151,566	0.9	19,806,645
Other Securities		3.7	82,551,042
		6.6	147,146,994
Commercial & Professional Services 1.0%
Other Securities		1.0	23,192,298
Consumer Durables & Apparel 2.5%
NIKE, Inc., Class B	164,147	0.8	18,343,427
Other Securities		1.7	38,228,452
		2.5	56,571,879
Consumer Services 2.5%
Starbucks Corp.	354,553	0.9	19,397,595
Other Securities		1.6	35,911,235
		2.5	55,308,830
Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 6.6%
American Express Co.	208,700	0.7	16,011,464
Berkshire Hathaway, Inc., Class B *	432,260	2.6	57,940,130
Morgan Stanley	359,153	0.6	12,372,821
The Charles Schwab Corp. (b)	273,886	0.4	8,320,657
Other Securities		2.3	54,622,331
		6.6	149,267,403
Energy 5.0%
EOG Resources, Inc.	129,601	0.5	10,149,054
Schlumberger Ltd.	300,691	1.0	23,264,463
Other Securities		3.5	78,046,566
		5.0	111,460,083
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	103,361	0.6	14,475,708
CVS Health Corp.	266,648	1.2	27,304,755
Walgreens Boots Alliance, Inc.	206,821	0.8	17,900,357
Other Securities		0.2	2,943,683
		2.8	62,624,503
Food, Beverage & Tobacco 2.4%
PepsiCo, Inc.	351,703	1.5	32,683,760
Other Securities		0.9	21,361,331
		2.4	54,045,091
Health Care Equipment & Services 7.3%
Express Scripts Holding Co. *	160,508	0.6	13,418,469
McKesson Corp.	54,497	0.5	10,767,517
Medtronic plc	336,806	1.1	24,347,706
UnitedHealth Group, Inc.	226,742	1.2	26,234,049
Other Securities		3.9	88,880,697
		7.3	163,648,438
Household & Personal Products 1.0%
Colgate-Palmolive Co.	203,548	0.6	12,784,850
Other Securities		0.4	9,653,916
		1.0	22,438,766
Insurance 0.6%
Other Securities		0.6	12,765,197
Materials 3.0%
Monsanto Co.	112,724	0.5	11,007,498
Other Securities		2.5	55,477,805
		3.0	66,485,303
Media 5.1%
Comcast Corp., Class A	593,879	1.5	33,453,204
The Walt Disney Co.	369,780	1.7	37,673,186
Time Warner Cable, Inc.	66,674	0.6	12,402,698
Other Securities		1.3	31,185,858
		5.1	114,714,946
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Allergan plc *	92,840	1.3	28,199,222
Amgen, Inc.	179,931	1.2	27,309,927
36    See financial notes

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Biogen, Inc. *	55,684	0.7	16,554,853
Celgene Corp. *	187,797	1.0	22,175,070
Gilead Sciences, Inc.	347,827	1.6	36,546,183
Thermo Fisher Scientific, Inc.	94,696	0.5	11,872,038
Other Securities		3.3	72,339,944
		9.6	214,997,237
Real Estate 3.5%
Simon Property Group, Inc.	73,064	0.6	13,101,836
Other Securities		2.9	66,617,591
		3.5	79,719,427
Retailing 9.0%
Amazon.com, Inc. *	90,362	2.1	46,345,766
Lowe's Cos., Inc.	220,206	0.7	15,231,649
Netflix, Inc. *	99,893	0.5	11,490,692
The Home Depot, Inc.	307,004	1.6	35,753,686
The Priceline Group, Inc. *	12,215	0.7	15,252,138
The TJX Cos., Inc.	159,587	0.5	11,222,158
Other Securities		2.9	66,670,454
		9.0	201,966,543
Semiconductors & Semiconductor Equipment 1.6%
Other Securities		1.6	35,745,967
Software & Services 15.8%
Accenture plc, Class A	147,203	0.6	13,876,827
Facebook, Inc., Class A *	498,427	2.0	44,574,327
Google, Inc., Class A *	67,845	2.0	43,951,348
Google, Inc., Class C *	67,789	1.9	41,910,549
MasterCard, Inc., Class A	228,640	0.9	21,119,477
Oracle Corp.	753,899	1.2	27,962,114
salesforce.com, Inc. *	144,312	0.4	10,009,480
Visa, Inc., Class A	456,870	1.5	32,574,831
Other Securities		5.3	118,827,625
		15.8	354,806,578
Technology Hardware & Equipment 9.1%
Apple, Inc.	1,364,785	6.9	153,893,157
EMC Corp.	458,598	0.5	11,405,332
QUALCOMM, Inc.	385,071	1.0	21,787,317
Other Securities		0.7	17,642,650
		9.1	204,728,456
Telecommunication Services 0.4%
Other Securities		0.4	9,286,845
Transportation 3.6%
Union Pacific Corp.	206,543	0.8	17,708,997
United Parcel Service, Inc., Class B	163,937	0.7	16,008,448
Other Securities		2.1	46,523,255
		3.6	80,240,700
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 0.1%
Other Securities		0.1	2,476,401
Total Common Stock
(Cost $1,921,151,032)			2,238,699,341

Other Investment Companies 0.4% of net assets
Equity Fund 0.1%
Other Securities		0.1	1,916,000
Money Market Fund 0.0%
Other Securities		0.0	204,594
Securities Lending Collateral 0.3%
Other Securities		0.3	6,598,599
Total Other Investment Companies
(Cost $8,760,129)			8,719,193

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $1,929,937,747 and the unrealized appreciation and depreciation were $380,506,676 and ($63,025,889), respectively, with a net unrealized appreciation of $317,480,787.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,850,810. Non-cash collateral pledged to the fund for securities on loan amounted to $331,973.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	30	2,953,800	(25,633)

See financial notes    37

Schwab U.S. Large-Cap Growth ETF
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,238,699,341	$—	$—	$2,238,699,341
Other Investment Companies[1]	8,719,193	—	—	8,719,193
Total	$2,247,418,534	$—	$—	$2,247,418,534
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($25,633)	$—	$—	($25,633)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
38    See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments in affiliated issuers, at value (cost $6,731,675)		$8,320,657
Investments in unaffiliated issuers, at value (cost $1,916,580,887) including securities on loan of $6,850,810		2,232,499,278
Collateral invested for securities on loan, at value (cost $6,598,599)	+	6,598,599
Total investments, at value (cost $1,929,911,161)		2,247,418,534
Cash		3,085,363
Deposit with broker for futures contracts		138,000
Receivables:
Investments sold		14,246
Fund shares sold		15,668,061
Dividends		2,010,775
Income from securities on loan	+	6,993
Total assets		2,268,341,972
Liabilities
Collateral held for securities on loan		6,598,599
Payables:
Investments bought		10,388,696
Investment adviser fees		29,541
Fund shares redeemed		5,193,298
Variation margin on futures contracts	+	30,750
Total liabilities		22,240,884
Net Assets
Total assets		2,268,341,972
Total liabilities	–	22,240,884
Net assets		$2,246,101,088
Net Assets by Source
Capital received from investors		1,925,265,105
Net investment income not yet distributed		3,997,292
Net realized capital losses		(643,049)
Net unrealized capital appreciation		317,481,740

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,246,101,088		43,250,000		$51.93

See financial notes    39

Schwab U.S. Large-Cap Growth ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends received from affiliated issuer		$55,572
Dividends received from unaffiliated issuers (net of foreign withholding tax of $8,962)		25,198,476
Securities on loan	+	100,622
Total investment income		25,354,670
Expenses
Investment adviser fees		1,343,224
Total expenses	–	1,343,224
Net investment income		24,011,446
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		263,641
Net realized gains on unaffiliated investments		6,975,930
Net realized gains on in-kind redemptions		101,367,173
Net realized gains on futures contracts	+	282,847
Net realized gains		108,889,591
Net change in unrealized appreciation (depreciation) on affiliated issuer		52,619
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(71,652,470)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(25,633)
Net change in unrealized appreciation (depreciation)	+	(71,625,484)
Net realized and unrealized gains		37,264,107
Increase in net assets resulting from operations		$61,275,553
40    See financial notes

Schwab U.S. Large-Cap Growth ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$24,011,446	$14,972,635
Net realized gains		108,889,591	11,034,748
Net change in unrealized appreciation (depreciation)	+	(71,625,484)	248,390,394
Increase in net assets resulting from operations		61,275,553	274,397,777
Distributions to Shareholders
Distributions from net investment income		($22,727,825)	($13,914,310)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,150,000	$1,054,286,554	9,250,000	$420,385,407
Shares redeemed	+	(6,550,000)	(332,537,817)	(500,000)	(22,677,152)
Net transactions in fund shares		13,600,000	$721,748,737	8,750,000	$397,708,255
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,650,000	$1,485,804,623	20,900,000	$827,612,901
Total increase	+	13,600,000	760,296,465	8,750,000	658,191,722
End of period		43,250,000	$2,246,101,088	29,650,000	$1,485,804,623
Net investment income not yet distributed			$3,997,292		$2,968,776
See financial notes    41

Schwab U.S. Large-Cap Value ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	43.54	36.49	31.24	27.34	24.36
Income (loss) from investment operations:
Net investment income (loss)	1.20 [1]	1.00	0.93	0.82	0.70
Net realized and unrealized gains (losses)	(2.75)	7.03	5.24	3.89	2.99
Total from investment operations	(1.55)	8.03	6.17	4.71	3.69
Less distributions:
Distributions from net investment income	(1.10)	(0.98)	(0.92)	(0.81)	(0.71)
Net asset value at end of period	40.89	43.54	36.49	31.24	27.34
Total return (%)	(3.71)	22.25	20.06	17.53	15.12
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07	0.07	0.07	0.13	0.13
Net investment income (loss)	2.75	2.54	2.73	2.89	2.68
Portfolio turnover rate[2]	15	9	9	8	7
Net assets, end of period ($ x 1,000)	1,435,194	1,162,576	700,693	385,791	241,994

1
Calculated based on the average shares outstanding during the period.
2
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
42    See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,366,886,273	1,429,395,755
0.3%	Other Investment Companies	4,667,322	4,662,205
99.9%	Total Investments	1,371,553,595	1,434,057,960
0.1%	Other Assets and Liabilities, Net		1,136,374
100.0%	Net Assets		1,435,194,334

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.7%
Ford Motor Co.	600,306	0.6	8,326,244
Other Securities		1.1	16,596,126
		1.7	24,922,370
Banks 11.6%
Bank of America Corp.	1,587,240	1.8	25,935,502
Citigroup, Inc.	456,654	1.7	24,421,856
JPMorgan Chase & Co.	559,589	2.5	35,869,655
The PNC Financial Services Group, Inc.	78,544	0.5	7,156,929
U.S. Bancorp	266,213	0.8	11,274,121
Wells Fargo & Co.	705,715	2.6	37,635,781
Other Securities		1.7	24,534,739
		11.6	166,828,583
Capital Goods 7.8%
General Dynamics Corp.	47,421	0.5	6,735,205
General Electric Co.	1,518,201	2.6	37,681,749
Honeywell International, Inc.	117,773	0.8	11,691,326
Lockheed Martin Corp.	40,644	0.6	8,176,760
United Technologies Corp.	125,198	0.8	11,469,389
Other Securities		2.5	36,614,547
		7.8	112,368,976
Commercial & Professional Services 0.6%
Other Securities		0.6	9,177,191
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 0.7%
Other Securities		0.7	10,219,685
Consumer Services 1.6%
McDonald's Corp.	145,282	1.0	13,804,696
Other Securities		0.6	9,685,628
		1.6	23,490,324
Diversified Financials 3.3%
The Bank of New York Mellon Corp.	168,649	0.5	6,712,230
The Goldman Sachs Group, Inc.	60,839	0.8	11,474,236
Other Securities		2.0	28,821,221
		3.3	47,007,687
Energy 9.1%
Chevron Corp.	284,197	1.6	23,017,115
ConocoPhillips	186,740	0.6	9,178,271
Exxon Mobil Corp.	629,540	3.3	47,366,590
Kinder Morgan, Inc.	262,599	0.6	8,510,834
Occidental Petroleum Corp.	116,202	0.6	8,483,908
Other Securities		2.4	34,039,391
		9.1	130,596,109
Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	238,052	1.1	15,409,106
Other Securities		0.6	9,117,651
		1.7	24,526,757
Food, Beverage & Tobacco 7.8%
Altria Group, Inc.	296,887	1.1	15,907,205
Mondelez International, Inc., Class A	246,477	0.7	10,440,766
Philip Morris International, Inc.	234,677	1.3	18,727,224
The Coca-Cola Co.	590,240	1.6	23,208,237
Other Securities		3.1	42,793,067
		7.8	111,076,499
Health Care Equipment & Services 2.7%
Abbott Laboratories	225,862	0.7	10,229,290
Other Securities		2.0	28,740,760
		2.7	38,970,050
Household & Personal Products 2.6%
The Procter & Gamble Co.	408,567	2.0	28,873,430
Other Securities		0.6	8,675,861
		2.6	37,549,291
Insurance 5.6%
American International Group, Inc.	200,999	0.8	12,128,280
MetLife, Inc.	168,138	0.6	8,423,714
Other Securities		4.2	60,066,436
		5.6	80,618,430
See financial notes    43

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Materials 3.2%
E.I. du Pont de Nemours & Co.	136,935	0.5	7,052,152
The Dow Chemical Co.	163,960	0.5	7,174,890
Other Securities		2.2	31,510,893
		3.2	45,737,935
Media 1.8%
Time Warner, Inc.	125,005	0.6	8,887,855
Twenty-First Century Fox, Inc., Class A	268,066	0.5	7,342,328
Other Securities		0.7	9,642,897
		1.8	25,873,080
Pharmaceuticals, Biotechnology & Life Sciences 10.2%
AbbVie, Inc.	259,929	1.1	16,222,169
Bristol-Myers Squibb Co.	252,414	1.0	15,011,061
Eli Lilly & Co.	147,497	0.8	12,146,378
Johnson & Johnson	417,038	2.7	39,193,231
Merck & Co., Inc.	427,635	1.6	23,028,145
Pfizer, Inc.	925,825	2.1	29,830,081
Other Securities		0.9	10,266,652
		10.2	145,697,717
Real Estate 2.8%
Other Securities		2.8	40,173,411
Retailing 1.5%
Target Corp.	95,833	0.5	7,447,182
Other Securities		1.0	13,321,425
		1.5	20,768,607
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	716,890	1.4	20,460,041
Texas Instruments, Inc.	157,822	0.5	7,550,204
Other Securities		0.9	11,711,745
		2.8	39,721,990
Software & Services 6.4%
International Business Machines Corp.	137,662	1.4	20,358,833
Microsoft Corp.	1,219,793	3.7	53,085,392
Other Securities		1.3	18,014,871
		6.4	91,459,096
Technology Hardware & Equipment 3.2%
Cisco Systems, Inc.	763,393	1.4	19,756,611
Hewlett-Packard Co.	273,518	0.5	7,674,915
Other Securities		1.3	18,316,905
		3.2	45,748,431
Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 4.4%
AT&T, Inc.	925,597	2.1	30,729,820
Verizon Communications, Inc.	613,748	2.0	28,238,545
Other Securities		0.3	4,112,003
		4.4	63,080,368
Transportation 0.6%
Other Securities		0.6	9,097,457
Utilities 5.9%
Duke Energy Corp.	104,818	0.5	7,432,644
NextEra Energy, Inc.	68,072	0.5	6,698,966
Other Securities		4.9	70,554,101
		5.9	84,685,711
Total Common Stock
(Cost $1,366,886,273)			1,429,395,755

Other Investment Companies 0.3% of net assets
Equity Fund 0.1%
Other Securities		0.1	774,160
Money Market Fund 0.0%
Other Securities		0.0	308,513
Securities Lending Collateral 0.2%
Other Securities		0.2	3,579,532
Total Other Investment Companies
(Cost $4,667,322)			4,662,205

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $1,371,731,239 and the unrealized appreciation and depreciation were $138,383,286 and ($76,056,565), respectively, with a net unrealized appreciation $62,326,721.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,916,690. Non-cash collateral pledged to the fund for securities on loan amounted to $387,720.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

44    See financial notes

Schwab U.S. Large-Cap Value ETF
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,429,395,755	$—	$—	$1,429,395,755
Other Investment Companies[1]	4,662,205	—	—	4,662,205
Total	$1,434,057,960	$—	$—	$1,434,057,960
[1]	As categorized in the complete schedule of portfolio holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    45

Schwab U.S. Large-Cap Value ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $1,367,974,063) including securities on loan of $3,916,690		$1,430,478,428
Collateral invested for securities on loan, at value (cost $3,579,532)	+	3,579,532
Total investments, at value (cost $1,371,553,595)		1,434,057,960
Receivables:
Fund shares sold		8,201,248
Dividends		4,655,652
Income from securities on loan		6,445
Foreign tax reclaims	+	1,576
Total assets		1,446,922,881
Liabilities
Collateral held for securities on loan		3,579,532
Payables:
Investments bought		8,130,093
Investment adviser fees	+	18,922
Total liabilities		11,728,547
Net Assets
Total assets		1,446,922,881
Total liabilities	–	11,728,547
Net assets		$1,435,194,334
Net Assets by Source
Capital received from investors		1,368,643,090
Net investment income not yet distributed		7,079,782
Net realized capital losses		(3,032,903)
Net unrealized capital appreciation		62,504,365

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,435,194,334		35,100,000		$40.89

46    See financial notes

Schwab U.S. Large-Cap Value ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $1,182)		$36,889,576
Securities on loan	+	84,985
Total investment income		36,974,561
Expenses
Investment adviser fees		918,094
Total expenses	–	918,094
Net investment income		36,056,467
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(244,230)
Net realized gains on in-kind redemptions		61,436,196
Net realized gains on futures contracts	+	86,841
Net realized gains		61,278,807
Net change in unrealized appreciation (depreciation) on investments		(156,701,092)
Net realized and unrealized losses		(95,422,285)
Decrease in net assets resulting from operations		($59,365,818)
See financial notes    47

Schwab U.S. Large-Cap Value ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$36,056,467	$22,801,496
Net realized gains		61,278,807	15,739,141
Net change in unrealized appreciation (depreciation)	+	(156,701,092)	135,710,697
Increase (decrease) in net assets resulting from operations		(59,365,818)	174,251,334
Distributions to Shareholders
Distributions from net investment income		($32,821,400)	($21,232,840)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,900,000	$560,369,492	8,900,000	$364,173,324
Shares redeemed	+	(4,500,000)	(195,564,092)	(1,400,000)	(55,308,685)
Net transactions in fund shares		8,400,000	$364,805,400	7,500,000	$308,864,639
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		26,700,000	$1,162,576,152	19,200,000	$700,693,019
Total increase	+	8,400,000	272,618,182	7,500,000	461,883,133
End of period		35,100,000	$1,435,194,334	26,700,000	$1,162,576,152
Net investment income not yet distributed			$7,079,782		$4,194,771
48    See financial notes

Schwab U.S. Mid-Cap ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	1/12/11 [1]– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	40.56	32.94	26.56	23.75	25.00
Income (loss) from investment operations:
Net investment income (loss)	0.59 [2]	0.56	0.51	0.37	0.18
Net realized and unrealized gains (losses)	0.12	7.62	6.40	2.77	(1.29)
Total from investment operations	0.71	8.18	6.91	3.14	(1.11)
Less distributions:
Distributions from net investment income	(0.57)	(0.56)	(0.53)	(0.33)	(0.14)
Net asset value at end of period	40.70	40.56	32.94	26.56	23.75
Total return (%)	1.71	24.97	26.27	13.32	(4.49) [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07	0.07	0.07	0.13	0.13 [4]
Net investment income (loss)	1.42	1.53	1.70	1.53	1.18 [4]
Portfolio turnover rate[5]	12	9	25	19	9 [3]
Net assets, end of period ($ x 1,000)	1,841,785	1,190,517	611,081	205,840	79,550

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    49

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,734,587,881	1,837,931,571
1.4%	Other Investment Companies	25,229,153	25,229,153
101.2%	Total Investments	1,759,817,034	1,863,160,724
(1.2%)	Other Assets and Liabilities, Net		(21,375,712)
100.0%	Net Assets		1,841,785,012

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
Other Securities		1.1	20,944,673
Banks 3.7%
Other Securities		3.7	67,359,015
Capital Goods 11.2%
Snap-on, Inc.	43,581	0.4	6,962,936
TransDigm Group, Inc. *	37,210	0.5	8,551,974
Wabtec Corp.	72,309	0.4	6,924,310
Other Securities		9.9	183,924,380
		11.2	206,363,600
Commercial & Professional Services 3.1%
Equifax, Inc.	88,778	0.5	8,691,366
Other Securities		2.6	47,634,868
		3.1	56,326,234
Consumer Durables & Apparel 5.6%
D.R. Horton, Inc.	249,619	0.4	7,580,929
Hanesbrands, Inc.	297,409	0.5	8,954,985
Jarden Corp. *	146,769	0.4	7,535,120
Lennar Corp., Class A	133,462	0.4	6,793,216
Mohawk Industries, Inc. *	46,086	0.5	9,077,559
Security	Number of Shares	% of Net Assets	Value ($)
Newell Rubbermaid, Inc.	203,019	0.5	8,553,190
Other Securities		2.9	54,854,715
		5.6	103,349,714
Consumer Services 2.7%
H&R Block, Inc.	202,505	0.4	6,889,220
Norwegian Cruise Line Holdings Ltd. *	120,262	0.4	6,927,091
Other Securities		1.9	35,706,376
		2.7	49,522,687
Diversified Financials 3.2%
Voya Financial, Inc.	159,986	0.4	6,892,197
Other Securities		2.8	52,880,535
		3.2	59,772,732
Energy 3.8%
Tesoro Corp.	93,783	0.5	8,628,974
Other Securities		3.3	60,712,897
		3.8	69,341,871
Food & Staples Retailing 0.5%
Other Securities		0.5	9,860,025
Food, Beverage & Tobacco 1.3%
Other Securities		1.3	23,704,371
Health Care Equipment & Services 4.5%
Hologic, Inc. *	181,627	0.4	7,048,944
Other Securities		4.1	76,513,400
		4.5	83,562,344
Household & Personal Products 0.9%
Other Securities		0.9	16,206,017
Insurance 6.3%
FNF Group	206,467	0.4	7,517,463
Markel Corp. *	10,426	0.5	8,588,417
Other Securities		5.4	99,738,830
		6.3	115,844,710
Materials 7.3%
International Flavors & Fragrances, Inc.	61,454	0.4	6,732,286
Martin Marietta Materials, Inc.	46,185	0.4	7,749,843
Sealed Air Corp.	154,845	0.4	7,966,775
Vulcan Materials Co.	99,410	0.5	9,306,764
WestRock Co.	193,685	0.6	11,495,205
Other Securities		5.0	90,857,558
		7.3	134,108,431
Media 2.1%
Other Securities		2.1	38,930,739
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Alkermes plc *	112,894	0.4	6,723,967
BioMarin Pharmaceutical, Inc. *	118,821	0.8	15,356,426
50    See financial notes

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Endo International plc *	151,500	0.6	11,665,500
Hospira, Inc. *	128,027	0.6	11,518,589
Incyte Corp. *	120,760	0.8	14,031,104
Jazz Pharmaceuticals plc *	45,497	0.4	7,680,804
Other Securities		2.2	40,127,681
		5.8	107,104,071
Real Estate 10.3%
CBRE Group, Inc., Class A *	212,445	0.4	6,802,489
Extra Space Storage, Inc.	90,779	0.4	6,670,441
Realty Income Corp.	172,786	0.4	7,721,806
SL Green Realty Corp.	73,715	0.4	7,630,240
Other Securities		8.7	160,051,484
		10.3	188,876,460
Retailing 4.9%
Advance Auto Parts, Inc.	54,639	0.5	9,575,485
Foot Locker, Inc.	102,860	0.4	7,281,459
LKQ Corp. *	226,692	0.4	6,798,493
Signet Jewelers Ltd.	60,522	0.5	8,352,036
Staples, Inc.	474,832	0.4	6,747,363
Tractor Supply Co.	101,723	0.5	8,677,989
Ulta Salon, Cosmetics & Fragrance, Inc. *	47,861	0.4	7,566,345
Other Securities		1.8	35,018,799
		4.9	90,017,969
Semiconductors & Semiconductor Equipment 1.9%
Skyworks Solutions, Inc.	142,390	0.7	12,437,766
Other Securities		1.2	22,045,512
		1.9	34,483,278
Software & Services 8.2%
Akamai Technologies, Inc. *	134,400	0.5	9,584,064
ServiceNow, Inc. *	101,659	0.4	7,213,723
Other Securities		7.3	135,130,711
		8.2	151,928,498
Technology Hardware & Equipment 3.6%
Harris Corp.	91,271	0.4	7,011,438
Palo Alto Networks, Inc. *	51,612	0.5	8,475,723
Other Securities		2.7	50,749,562
		3.6	66,236,723
Telecommunication Services 1.0%
Level 3 Communications, Inc. *	219,580	0.5	9,821,813
Other Securities		0.5	8,130,370
		1.0	17,952,183
Transportation 2.1%
Alaska Air Group, Inc.	98,015	0.4	7,337,403
Expeditors International of Washington, Inc.	142,004	0.4	6,953,936
Other Securities		1.3	24,420,090
		2.1	38,711,429
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 4.7%
American Water Works Co., Inc.	134,341	0.4	6,977,672
CMS Energy Corp.	204,267	0.4	6,695,872
Other Securities		3.9	73,750,253
		4.7	87,423,797
Total Common Stock
(Cost $1,734,587,881)			1,837,931,571

Other Investment Companies 1.4% of net assets
Money Market Fund 0.0%
Other Securities		0.0	161,224
Securities Lending Collateral 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)		1.4	25,067,929
Total Other Investment Companies
(Cost $25,229,153)			25,229,153

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $1,760,811,639 and the unrealized appreciation and depreciation were $218,264,826 and ($115,915,741), respectively, with a net unrealized appreciation of $102,349,085.
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,279,336. Non-cash collateral pledged to the fund for securities on loan amounted to $1,593,243.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	18	1,772,280	(7,955)

See financial notes    51

Schwab U.S. Mid-Cap ETF
Condensed Portfolio Holdings continued
The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,837,931,571	$—	$—	$1,837,931,571
Other Investment Companies[1]	25,229,153	—	—	25,229,153
Total	$1,863,160,724	$—	$—	$1,863,160,724
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($7,955)	$—	$—	($7,955)
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
52    See financial notes

Schwab U.S. Mid-Cap ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $1,734,749,105) including securities on loan of $26,279,336		$1,838,092,795
Collateral invested for securities on loan, at value (cost $25,067,929)	+	25,067,929
Total investments, at value (cost $1,759,817,034)		1,863,160,724
Deposit with broker for futures contracts		82,800
Receivables:
Investments sold		12,523,695
Fund shares sold		28,520,793
Dividends		1,720,479
Income from securities on loan	+	44,706
Total assets		1,906,053,197
Liabilities
Collateral held for securities on loan		25,067,929
Payables:
Investments bought		37,122,464
Investment adviser fees		24,219
Fund shares redeemed		2,035,123
Variation margin on futures contracts	+	18,450
Total liabilities		64,268,185
Net Assets
Total assets		1,906,053,197
Total liabilities	–	64,268,185
Net assets		$1,841,785,012
Net Assets by Source
Capital received from investors		1,738,524,286
Net investment income not yet distributed		1,663,249
Net realized capital losses		(1,738,258)
Net unrealized capital appreciation		103,335,735

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,841,785,012		45,250,000		$40.70

See financial notes    53

Schwab U.S. Mid-Cap ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $15,244)		$22,666,977
Interest		16
Securities on loan	+	775,203
Total investment income		23,442,196
Expenses
Investment adviser fees		1,099,636
Total expenses	–	1,099,636
Net investment income		22,342,560
Realized and Unrealized Gains (Losses)
Net realized gains on investments		5,071,035
Net realized gains on in-kind redemptions		73,137,909
Net realized gains on futures contracts	+	115,447
Net realized gains		78,324,391
Net change in unrealized appreciation (depreciation) on investments		(100,417,501)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(7,955)
Net change in unrealized appreciation (depreciation)	+	(100,425,456)
Net realized and unrealized losses		(22,101,065)
Increase in net assets resulting from operations		$241,495
54    See financial notes

Schwab U.S. Mid-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$22,342,560	$14,575,387
Net realized gains		78,324,391	33,308,554
Net change in unrealized appreciation (depreciation)	+	(100,425,456)	142,865,701
Increase in net assets resulting from operations		241,495	190,749,642
Distributions to Shareholders
Distributions from net investment income		($20,721,520)	($14,140,400)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,550,000	$898,836,550	13,850,000	$515,129,958
Shares redeemed	+	(5,650,000)	(227,088,435)	(3,050,000)	(112,303,454)
Net transactions in fund shares		15,900,000	$671,748,115	10,800,000	$402,826,504
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,350,000	$1,190,516,922	18,550,000	$611,081,176
Total increase	+	15,900,000	651,268,090	10,800,000	579,435,746
End of period		45,250,000	$1,841,785,012	29,350,000	$1,190,516,922
Net investment income not yet distributed			$1,663,249		$1,026,552
See financial notes    55

Schwab U.S. Small-Cap ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	9/1/11– 8/31/12	9/1/10– 8/31/11
Per-Share Data ($)
Net asset value at beginning of period	54.53	45.71	36.55	32.34	26.48
Income (loss) from investment operations:
Net investment income (loss)	0.80 [1]	0.73	0.74	0.49	0.39
Net realized and unrealized gains (losses)	(1.07)	8.84	9.18	4.16	5.86
Total from investment operations	(0.27)	9.57	9.92	4.65	6.25
Less distributions:
Distributions from net investment income	(0.72)	(0.75)	(0.76)	(0.44)	(0.39)
Net asset value at end of period	53.54	54.53	45.71	36.55	32.34
Total return (%)	(0.54)	21.01	27.47	14.52	23.55
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.08	0.08	0.09 [2]	0.13	0.13
Net investment income (loss)	1.44	1.41	1.74	1.44	1.17
Portfolio turnover rate[3]	9	13	22	12	11
Net assets, end of period ($ x 1,000)	2,893,741	2,104,717	1,446,857	641,516	462,523

1
Calculated based on the average shares outstanding during the period.
2
Effective September 20, 2012, the annual operating expense ratio was reduced to 0.10%. On March 11, 2013, the rate was further reduced to 0.08%. The ratio presented for the period ended 8/31/13 is a blended ratio.
3
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
56    See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,640,079,527	2,888,774,055
0.0%	Rights	115,419	115,419
0.0%	Warrants	—	—
3.0%	Other Investment Companies	85,686,833	85,686,833
102.8%	Total Investments	2,725,881,779	2,974,576,307
(2.8%)	Other Assets and Liabilities, Net		(80,835,560)
100.0%	Net Assets		2,893,740,747

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
Other Securities		1.2	34,917,914
Banks 8.6%
East West Bancorp, Inc.	164,955	0.2	6,665,832
Signature Bank *	58,827	0.3	7,852,816
SVB Financial Group *	58,508	0.3	7,318,181
Other Securities		7.8	225,350,935
		8.6	247,187,764
Capital Goods 9.2%
Acuity Brands, Inc.	49,799	0.3	9,704,331
Allegion plc	110,027	0.2	6,558,709
HD Supply Holdings, Inc. *	207,428	0.2	6,845,124
Huntington Ingalls Industries, Inc.	55,441	0.2	6,241,548
Spirit AeroSystems Holdings, Inc., Class A *	154,325	0.3	7,887,551
The Middleby Corp. *	65,338	0.2	7,092,440
Other Securities		7.8	220,775,679
		9.2	265,105,382
Commercial & Professional Services 3.0%
KAR Auction Services, Inc.	164,610	0.2	6,097,154
Other Securities		2.8	81,904,200
		3.0	88,001,354
Security	Number of Shares	% of Net Assets	Value ($)
Consumer Durables & Apparel 2.6%
Skechers U.S.A., Inc., Class A *	47,167	0.2	6,638,284
Other Securities		2.4	68,627,226
		2.6	75,265,510
Consumer Services 4.3%
Domino's Pizza, Inc.	62,720	0.2	6,644,557
Service Corp. International	232,034	0.2	6,879,808
Other Securities		3.9	111,104,827
		4.3	124,629,192
Diversified Financials 2.8%
CBOE Holdings, Inc.	94,437	0.2	5,974,085
E*TRADE Financial Corp. *	334,863	0.3	8,803,548
Other Securities		2.3	66,065,484
		2.8	80,843,117
Energy 3.5%
Newfield Exploration Co. *	190,618	0.2	6,349,486
Other Securities		3.3	95,141,866
		3.5	101,491,352
Food & Staples Retailing 0.9%
Rite Aid Corp. *	1,044,724	0.3	8,618,973
Other Securities		0.6	17,194,794
		0.9	25,813,767
Food, Beverage & Tobacco 2.1%
Pinnacle Foods, Inc.	125,973	0.2	5,648,629
The Hain Celestial Group, Inc. *	118,100	0.2	7,187,566
The WhiteWave Foods Co. *	205,631	0.3	9,487,814
Other Securities		1.4	37,886,500
		2.1	60,210,509
Health Care Equipment & Services 7.0%
athenahealth, Inc. *	44,105	0.2	5,864,642
Brookdale Senior Living, Inc. *	208,105	0.2	5,706,239
Centene Corp. *	136,545	0.3	8,427,557
DexCom, Inc. *	84,611	0.3	7,965,280
Teleflex, Inc.	47,767	0.2	6,247,924
Other Securities		5.8	167,196,908
		7.0	201,408,550
Household & Personal Products 0.5%
Other Securities		0.5	12,798,859
Insurance 3.4%
Assurant, Inc.	78,228	0.2	5,816,252
Other Securities		3.2	93,783,423
		3.4	99,599,675
Materials 4.7%
Cytec Industries, Inc.	82,186	0.2	6,098,201
Other Securities		4.5	130,904,295
		4.7	137,002,496
See financial notes    57

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Media 1.9%
Other Securities		1.9	54,167,635
Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Alkermes plc *	172,133	0.4	10,252,241
Alnylam Pharmaceuticals, Inc. *	84,359	0.3	8,681,385
Anacor Pharmaceuticals, Inc. *	50,183	0.2	6,544,365
Isis Pharmaceuticals, Inc. *	137,169	0.2	6,883,140
United Therapeutics Corp. *	52,970	0.3	7,978,341
Other Securities		5.5	159,082,198
		6.9	199,421,670
Real Estate 10.4%
Mid-America Apartment Communities, Inc.	85,554	0.2	6,723,689
Omega Healthcare Investors, Inc.	182,746	0.2	6,173,160
Starwood Property Trust, Inc.	273,559	0.2	5,821,336
Other Securities		9.8	282,567,953
		10.4	301,286,138
Retailing 4.3%
Liberty Ventures, Series A *	150,743	0.2	5,989,019
Other Securities		4.1	117,885,315
		4.3	123,874,334
Semiconductors & Semiconductor Equipment 2.9%
Qorvo, Inc. *	172,913	0.3	9,598,401
Other Securities		2.6	74,888,774
		2.9	84,487,175
Software & Services 8.6%
Broadridge Financial Solutions, Inc.	138,192	0.3	7,295,156
CoStar Group, Inc. *	37,047	0.2	6,558,801
Fortinet, Inc. *	162,902	0.2	6,864,690
Splunk, Inc. *	142,799	0.3	8,849,254
SS&C Technologies Holdings, Inc.	85,693	0.2	5,804,844
The Ultimate Software Group, Inc. *	32,430	0.2	5,713,842
Other Securities		7.2	208,799,686
		8.6	249,886,273
Technology Hardware & Equipment 5.0%
CDW Corp.	160,306	0.2	6,372,164
Palo Alto Networks, Inc. *	79,243	0.4	13,013,285
Other Securities		4.4	126,213,644
		5.0	145,599,093
Telecommunication Services 0.5%
Other Securities		0.5	15,644,609
Transportation 2.4%
Alaska Air Group, Inc.	151,596	0.4	11,348,476
JetBlue Airways Corp. *	303,975	0.2	6,784,722
Other Securities		1.8	51,692,506
		2.4	69,825,704
Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.1%
Atmos Energy Corp.	115,548	0.2	6,330,875
Other Securities		2.9	83,975,108
		3.1	90,305,983
Total Common Stock
(Cost $2,640,079,527)			2,888,774,055

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	—
Telecommunication Services 0.0%
Other Securities		0.0	115,419
Total Rights
(Cost $115,419)			115,419

Warrants 0.0% of net assets
Energy 0.0%
Other Securities		0.0	—
Total Warrants
(Cost $—)			—

Other Investment Companies 3.0% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	7,775,150	0.3	7,775,150
Securities Lending Collateral 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)		2.7	77,911,683
Total Other Investment Companies
(Cost $85,686,833)			85,686,833

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $2,727,145,511 and the unrealized appreciation and depreciation were $471,769,085 and ($224,338,289), respectively, with a net unrealized appreciation of $247,430,796.
58    See financial notes

Schwab U.S. Small-Cap ETF
Condensed Portfolio Holdings continued
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $75,089,306. Non-cash collateral pledged to the fund for securities on loan amounted to $35,619.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 8/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 09/18/15	22	2,546,500	83,695

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,888,774,055	$—	$—	$2,888,774,055
Rights [1]	—	—	115,419	115,419
Warrants [1]	—	—	—	—
Other Investment Companies[1]	85,686,833	—	—	85,686,833
Total	$2,974,460,888	$—	$115,419	$2,974,576,307
Other Financial Instruments
Futures Contracts[2]	$83,695	$—	$—	$83,695
[1]	As categorized in the complete schedule of portfolio holdings.
[2]	Futures contracts are not included in Investments in the schedule of condensed portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of August 31, 2014	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of August 31, 2015
Rights	$115,419	$—	$—	$—	$—	$—	$—	$115,419
Total	$115,419	$—	$—	$—	$—	$—	$—	$115,419
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    59

Schwab U.S. Small-Cap ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $2,647,970,096) including securities on loan of $75,089,306		$2,896,664,624
Collateral invested for securities on loan, at value (cost $77,911,683)	+	77,911,683
Total investments, at value (cost $2,725,881,779)		2,974,576,307
Deposit with broker for futures contracts		464,100
Receivables:
Investments sold		51,974
Dividends		2,386,940
Income from securities on loan	+	259,965
Total assets		2,977,739,286
Liabilities
Collateral held for securities on loan		77,911,683
Payables:
Investments bought		5,985,785
Investment adviser fees		43,753
Variation margin on futures contracts	+	57,318
Total liabilities		83,998,539
Net Assets
Total assets		2,977,739,286
Total liabilities	–	83,998,539
Net assets		$2,893,740,747
Net Assets by Source
Capital received from investors		2,659,204,504
Net investment income not yet distributed		4,406,447
Net realized capital losses		(18,648,427)
Net unrealized capital appreciation		248,778,223

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,893,740,747		54,050,000		$53.54

60    See financial notes

Schwab U.S. Small-Cap ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends (net of foreign withholding tax of $9,439)		$35,280,770
Interest		24
Securities on loan	+	3,675,466
Total investment income		38,956,260
Expenses
Investment adviser fees		2,050,585
Total expenses	–	2,050,585
Net investment income		36,905,675
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,218,955)
Net realized gains on in-kind redemptions		71,857,698
Net realized losses on futures contracts	+	(296,021)
Net realized gains		70,342,722
Net change in unrealized appreciation (depreciation) on investments		(155,349,342)
Net change in unrealized appreciation (depreciation) on futures contracts	+	62,305
Net change in unrealized appreciation (depreciation)	+	(155,287,037)
Net realized and unrealized losses		(84,944,315)
Decrease in net assets resulting from operations		($48,038,640)
See financial notes    61

Schwab U.S. Small-Cap ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$36,905,675	$26,692,311
Net realized gains		70,342,722	76,440,009
Net change in unrealized appreciation (depreciation)	+	(155,287,037)	218,372,146
Increase (decrease) in net assets resulting from operations		(48,038,640)	321,504,466
Distributions to Shareholders
Distributions from net investment income		($32,271,525)	($27,201,420)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		19,700,000	$1,097,023,969	10,900,000	$564,215,091
Shares redeemed	+	(4,250,000)	(227,689,724)	(3,950,000)	(200,658,054)
Net transactions in fund shares		15,450,000	$869,334,245	6,950,000	$363,557,037
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,600,000	$2,104,716,667	31,650,000	$1,446,856,584
Total increase	+	15,450,000	789,024,080	6,950,000	657,860,083
End of period		54,050,000	$2,893,740,747	38,600,000	$2,104,716,667
Net investment income not yet distributed			$4,406,447		$428,607
62    See financial notes

Schwab U.S. Dividend Equity ETF
Financial Statements
Financial Highlights
	9/1/14– 8/31/15	9/1/13– 8/31/14	9/1/12– 8/31/13	10/19/11 [1]– 8/31/12
Per-Share Data ($)
Net asset value at beginning of period	38.90	33.00	28.58	25.00
Income (loss) from investment operations:
Net investment income (loss)	1.19 [2]	1.04	0.91	0.62
Net realized and unrealized gains (losses)	(2.46)	5.86	4.40	3.43
Total from investment operations	(1.27)	6.90	5.31	4.05
Less distributions:
Distributions from net investment income	(1.11)	(1.00)	(0.89)	(0.47)
Net asset value at end of period	36.52	38.90	33.00	28.58
Total return (%)	(3.47)	21.15	18.93	16.31 [3]
Ratios/Supplemental Data (%)
Ratios to average net assets:
Total expenses	0.07	0.07	0.07	0.17 [4]
Net investment income (loss)	3.03	3.01	3.09	3.19 [4]
Portfolio turnover rate[5]	19	26	13	17 [3]
Net assets, end of period ($ x 1,000)	2,497,808	2,075,331	1,141,690	504,464

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes    63

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings  as of August 31, 2015
This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	2,594,120,757	2,487,882,717
0.0%	Other Investment Companies	839,284	848,642
99.6%	Total Investments	2,594,960,041	2,488,731,359
0.4%	Other Assets and Liabilities, Net		9,076,324
100.0%	Net Assets		2,497,807,683

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets
Banks 0.2%
Other Securities		0.2	4,817,740
Capital Goods 12.1%
3M Co.	392,143	2.2	55,739,206
Caterpillar, Inc.	374,894	1.1	28,656,897
Eaton Corp. plc	294,438	0.7	16,800,632
Emerson Electric Co.	423,702	0.8	20,219,059
Lockheed Martin Corp.	166,175	1.3	33,431,087
PACCAR, Inc.	219,617	0.5	12,950,815
Raytheon Co.	190,689	0.8	19,557,064
Rockwell Automation, Inc.	83,964	0.4	9,389,694
The Boeing Co.	404,675	2.1	52,882,929
United Technologies Corp.	510,900	1.9	46,803,549
Other Securities		0.3	6,421,265
		12.1	302,852,197
Commercial & Professional Services 0.1%
Other Securities		0.1	2,008,784
Consumer Durables & Apparel 0.7%
Other Securities		0.7	18,124,985
Consumer Services 2.8%
McDonald's Corp.	594,078	2.3	56,449,292
Other Securities		0.5	13,329,745
		2.8	69,779,037
Security	Number of Shares	% of Net Assets	Value ($)
Diversified Financials 0.6%
T. Rowe Price Group, Inc.	161,200	0.5	11,587,056
Other Securities		0.1	4,137,992
		0.6	15,725,048
Energy 11.7%
Chevron Corp.	1,162,182	3.8	94,125,120
ConocoPhillips	761,252	1.5	37,415,536
Exxon Mobil Corp.	1,427,801	4.3	107,427,747
The Williams Cos., Inc.	415,553	0.8	20,029,655
Valero Energy Corp.	319,021	0.8	18,930,706
Other Securities		0.5	14,663,900
		11.7	292,592,664
Food & Staples Retailing 3.1%
Sysco Corp.	366,658	0.6	14,618,655
Wal-Mart Stores, Inc.	976,388	2.5	63,201,595
		3.1	77,820,250
Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	1,218,342	2.6	65,278,764
General Mills, Inc.	373,713	0.8	21,211,950
Kellogg Co.	155,261	0.4	10,290,699
PepsiCo, Inc.	916,705	3.4	85,189,396
Reynolds American, Inc.	190,519	0.6	15,955,966
The Coca-Cola Co.	2,430,552	3.8	95,569,305
Other Securities		0.5	8,865,286
		12.1	302,361,366
Health Care Equipment & Services 0.8%
Baxter International, Inc.	334,212	0.5	12,850,452
Other Securities		0.3	6,913,697
		0.8	19,764,149
Household & Personal Products 7.0%
Colgate-Palmolive Co.	528,393	1.3	33,188,364
Kimberly-Clark Corp.	225,733	1.0	24,047,337
The Procter & Gamble Co.	1,528,914	4.3	108,048,352
Other Securities		0.4	8,978,089
		7.0	174,262,142
Insurance 1.2%
Aflac, Inc.	270,921	0.6	15,875,971
Other Securities		0.6	14,421,437
		1.2	30,297,408
Materials 3.0%
E.I. du Pont de Nemours & Co.	561,291	1.2	28,906,487
International Paper Co.	262,638	0.5	11,330,203
The Dow Chemical Co.	672,493	1.2	29,428,294
Other Securities		0.1	4,731,831
		3.0	74,396,815
Media 0.6%
Omnicom Group, Inc.	152,761	0.4	10,231,932
Other Securities		0.2	4,330,349
		0.6	14,562,281
64    See financial notes

Schwab U.S. Dividend Equity ETF
Condensed Portfolio Holdings continued
Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 11.2%
Eli Lilly & Co.	604,935	2.0	49,816,397
Johnson & Johnson	1,229,374	4.6	115,536,568
Pfizer, Inc.	3,542,544	4.6	114,140,768
		11.2	279,493,733
Retailing 5.9%
Target Corp.	393,129	1.2	30,550,054
The Home Depot, Inc.	815,107	3.8	94,927,361
Other Securities		0.9	20,666,473
		5.9	146,143,888
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	193,285	0.4	10,796,900
Intel Corp.	2,925,446	3.3	83,492,229
Texas Instruments, Inc.	645,320	1.2	30,872,109
Other Securities		1.1	24,253,413
		6.0	149,414,651
Software & Services 10.9%
Accenture plc, Class A	387,918	1.5	36,569,030
Automatic Data Processing, Inc.	293,190	0.9	22,669,451
International Business Machines Corp.	568,478	3.4	84,072,211
Microsoft Corp.	2,607,900	4.5	113,495,808
Paychex, Inc.	202,512	0.4	9,044,186
Other Securities		0.2	5,457,154
		10.9	271,307,840
Technology Hardware & Equipment 2.5%
QUALCOMM, Inc.	1,019,371	2.3	57,676,011
Other Securities		0.2	5,950,708
		2.5	63,626,719
Telecommunication Services 4.7%
Verizon Communications, Inc.	2,561,260	4.7	117,843,573
Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.9%
United Parcel Service, Inc., Class B	430,162	1.7	42,005,319
Other Securities		0.2	5,996,011
		1.9	48,001,330
Utilities 0.5%
Other Securities		0.5	12,686,117
Total Common Stock
(Cost $2,594,120,757)			2,487,882,717

Other Investment Companies 0.0% of net assets
Equity Fund 0.0%
Other Securities		0.0	566,775
Money Market Fund 0.0%
Other Securities		0.0	281,867
Total Other Investment Companies
(Cost $839,284)			848,642

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $2,595,093,098 and the unrealized appreciation and depreciation were $97,641,336 and ($204,003,075), respectively, with a net unrealized depreciation of ($106,361,739).
For the following notes, please refer to the complete schedule of portfolio holdings.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,487,882,717	$—	$—	$2,487,882,717
Other Investment Companies[1]	848,642	—	—	848,642
Total	$2,488,731,359	$—	$—	$2,488,731,359
[1]	As categorized in the complete schedule of portfolio holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2015.
See financial notes    65

Schwab U.S. Dividend Equity ETF
Statement of
Assets and Liabilities
As of August 31, 2015
Assets
Investments, at value (cost $2,594,960,041)		$2,488,731,359
Receivables:
Investments sold		568,985
Dividends	+	12,220,349
Total assets		2,501,520,693
Liabilities
Payables:
Investments bought		3,679,853
Investment adviser fees	+	33,157
Total liabilities		3,713,010
Net Assets
Total assets		2,501,520,693
Total liabilities	–	3,713,010
Net assets		$2,497,807,683
Net Assets by Source
Capital received from investors		2,612,872,865
Net investment income not yet distributed		15,960,054
Net realized capital losses		(24,796,554)
Net unrealized capital depreciation		(106,228,682)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,497,807,683		68,400,001		$36.52

66    See financial notes

Schwab U.S. Dividend Equity ETF
Statement of
Operations
For the period September 1, 2014 through August 31, 2015
Investment Income
Dividends		$81,793,574
Expenses
Investment adviser fees		1,844,644
Total expenses	–	1,844,644
Net investment income		79,948,930
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(15,706,600)
Net realized gains on in-kind redemptions		234,095,564
Net realized gains on futures contracts	+	188,024
Net realized gains		218,576,988
Net change in unrealized appreciation (depreciation) on investments	+	(396,180,173)
Net realized and unrealized losses		(177,603,185)
Decrease in net assets resulting from operations		($97,654,255)
See financial notes    67

Schwab U.S. Dividend Equity ETF
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	9/1/14-8/31/15		9/1/13-8/31/14
Net investment income		$79,948,930	$48,439,591
Net realized gains		218,576,988	51,936,047
Net change in unrealized appreciation (depreciation)	+	(396,180,173)	188,477,636
Increase (decrease) in net assets resulting from operations		(97,654,255)	288,853,274
Distributions to Shareholders
Distributions from net investment income		($74,347,401)	($42,886,221)

Transactions in Fund Shares
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		44,400,000	$1,752,473,550	27,100,000	$991,701,989
Shares redeemed	+	(29,350,000)	(1,157,995,283)	(8,350,000)	(304,028,292)
Net transactions in fund shares		15,050,000	$594,478,267	18,750,000	$687,673,697
Shares Outstanding and Net Assets
		9/1/14-8/31/15		9/1/13-8/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		53,350,001	$2,075,331,072	34,600,001	$1,141,690,322
Total increase	+	15,050,000	422,476,611	18,750,000	933,640,750
End of period		68,400,001	$2,497,807,683	53,350,001	$2,075,331,072
Net investment income not yet distributed			$15,960,054		$11,194,378
68    See financial notes

Schwab U.S. Equity ETFs
Financial Notes
1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. REIT ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The funds issue and redeem shares at their net assets value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and
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Financial Notes (continued)
2. Significant Accounting Policies (continued):
changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds' investments as of August 31, 2015 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.
The value of the securities on loan and the related collateral as of August 31, 2015, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investments of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
71

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Financial Notes (continued)
2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) New Accounting Pronouncements:
In June 2014, Accounting Standards Update (ASU) No. 2014-11, Topic 806 Transfers and Servicing — Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures, was issued and is effective for interim periods beginning after March 15, 2015 and annual periods beginning after December 15, 2014. The ASU modifies accounting guidance and enhances disclosure requirements for repurchase agreement and securities lending transactions. Management is currently evaluating the impact the adoption of ASU 2014-11 may have on the funds’ financial statement disclosures.
3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.
Investment Style Risk. The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Certain funds primarily invest in dividend paying stocks. As a result, fund performance will correlate directly with the performance of the dividend paying stock segment of the stock market, and a fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
72

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Financial Notes (continued)
3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Large-Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments—mid- or small-cap stocks, for instance—a fund’s large-cap holdings could reduce performance.
Mid-Cap Risk. Certain funds invest in mid-cap stocks. Historically, mid-cap stocks have been riskier than large-cap stocks. Mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of mid-sized companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—a fund’s mid-cap holdings could reduce performance.
Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap and mid-cap stocks, for instance—a fund’s small-cap holdings could reduce performance.
Growth Investing Risk. Certain funds invest in growth stocks. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. Certain funds emphasize a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective benchmark index.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of the benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and the benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. The fund's use of derivatives could reduce the fund's performance, increase the
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Financial Notes (continued)
3. Risk Factors (continued):
fund's volatility, and cause the fund to lose more than the initial amount invested. Furthermore, the use of derivatives subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.
Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market. (See the unaudited Frequency Distribution of Discounts and Premiums in Other Information for an overview showing the frequency at which the daily closing price was at a discount or a premium to a fund's daily NAV.)
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.
4. Affiliates and Affiliated Transactions:
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
0.04%	0.04%	0.07%	0.07%	0.07%	0.08%	0.07%
The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:
Fund	Balance of Shares Held at 8/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/15	Market Value at 8/31/15	Realized Gains (Losses) 9/1/14 to 8/31/15	Dividends Received 9/1/14 to 8/31/15
Schwab U.S. Broad Market ETF	192,519	84,736	(14,208)	263,047	$7,991,368	$287,068	$57,517
Schwab U.S. Large-Cap ETF	191,618	102,279	(27,373)	266,524	8,096,999	347,126	56,377
Schwab U.S. Large-Cap Growth ETF	175,888	130,092	(32,094)	273,886	8,320,657	263,641	55,572
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Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentages of shares of each fund in this report that are owned by other Schwab funds as of August 31, 2015, as applicable:
	Underlying Funds
	Schwab U.S. Large-Cap ETF	Schwab U.S. Small-Cap ETF
Schwab VIT Balanced Portfolio	0.2%	0.1%
Schwab VIT Balanced with Growth Portfolio	0.6%	0.2%
Schwab VIT Growth Portfolio	0.8%	0.3%
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.
5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.
6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.
7. Borrowing from Banks:
The funds have access to custodian overdraft facilities. During the period, the funds also had access to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.
There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred an interest expense, which is disclosed on a fund's Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
Effective October 8, 2015, the existing line of credit was terminated and the funds became participants in a syndicated, committed line of credit of $530 million with State Street, as agent.
8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2015 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s
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Financial Notes (continued)
8. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Contract Values	Number of Contracts
Schwab U.S. Broad Market ETF	$3,980,677	39
Schwab U.S. Large-Cap ETF	4,391,712	43
Schwab U.S. Large-Cap Growth ETF	677,375	7
Schwab U.S. Large-Cap Value ETF	17,120*	1*
Schwab U.S. Mid-Cap ETF	1,761,189	17
Schwab U.S. Small-Cap ETF	3,488,268	29
Schwab U.S. Dividend Equity ETF	1,313,400*	13*
*	During the period, the fund did not hold futures contracts at any month-end. The average value and number of contracts were calculated by aggregating the highest daily values held each month during the period.
9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2015, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab U.S. Broad Market ETF	$208,575,786	$141,027,686
Schwab U.S. Large-Cap ETF	199,721,798	152,250,447
Schwab U.S. Large-Cap Growth ETF	252,800,424	199,070,175
Schwab U.S. Large-Cap Value ETF	216,599,560	202,290,586
Schwab U.S. Mid-Cap ETF	232,957,189	189,514,457
Schwab U.S. Small-Cap ETF	313,457,568	233,959,432
Schwab U.S. Dividend Equity ETF	504,732,724	497,962,216
10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2015 were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. Broad Market ETF	$1,609,563,059	$280,676,033
Schwab U.S. Large-Cap ETF	1,533,292,628	311,874,532
Schwab U.S. Large-Cap Growth ETF	1,003,930,450	311,582,867
Schwab U.S. Large-Cap Value ETF	548,435,956	192,162,652
Schwab U.S. Mid-Cap ETF	880,329,414	216,310,060
Schwab U.S. Small-Cap ETF	1,042,746,657	186,900,852
Schwab U.S. Dividend Equity ETF	1,668,071,098	1,078,132,904
76

Schwab U.S. Equity ETFs
Financial Notes (continued)
10. In-Kind Transactions (continued):
For the period ended August 31, 2015, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2015 are disclosed in the funds' Statements of Operations.
11. Federal Income Taxes
As of August 31, 2015, the components of distributable earnings on a tax-basis were as follows:
	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Undistributed ordinary income	$15,617,403	$15,533,235	$3,986,797	$7,079,782	$1,630,917	$4,717,033	$15,960,054
Undistributed long-term capital gains	—	—	—	—	—	—	—
Unrealized appreciation	805,877,326	622,683,517	380,506,676	138,383,286	218,264,826	471,769,085	97,641,336
Unrealized depreciation	(174,741,783)	(151,682,289)	(63,025,889)	(76,056,565)	(115,915,741)	(224,338,289)	(204,003,075)
Net unrealized appreciation (depreciation)	631,135,543	471,001,228	317,480,787	62,326,721	102,349,085	247,430,796	(106,361,739)
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2015, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
August 31, 2019	$—	$721,062	$631,601	$295,384	$218,695	$927,631	$—
No expiration*	1,198,145	4,766,408	—	2,559,875	500,581	16,683,955	24,663,497
Total	$1,198,145	$5,487,470	$631,601	$2,855,259	$719,276	$17,611,586	$24,663,497
*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2015, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Capital loss carryforwards utilized	$3,662,223	$—	$7,653,867	$—	$6,694,975	$—	$—
77

Schwab U.S. Equity ETFs
Financial Notes (continued)
11. Federal Income Taxes (continued):
The tax-basis components of distributions paid during the current and prior fiscal years were:
	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Current period distributions
Ordinary income	$84,285,250	$74,777,650	$22,727,825	$32,821,400	$20,721,520	$32,271,525	$74,347,401
Long-term capital gains	—	—	—	—	—	—	—
Prior period distributions
Ordinary income	53,302,780	44,577,680	13,914,310	21,232,840	14,140,400	27,201,420	42,886,221
Long-term capital gains	—	—	—	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses, in-kind transactions, capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
The permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments have no impact on net assets or the results of operations. As of August 31, 2015, the funds made the following reclassifications:
	Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
Capital shares	$131,659,359	$139,267,009	$101,393,278	$61,452,844	$73,303,091	$72,647,002	$234,237,111
Undistributed net investment income	(933,806)	(749,166)	(255,105)	(350,056)	(984,343)	(656,310)	(835,853)
Net realized gains and losses	(130,725,553)	(138,517,843)	(101,138,173)	(61,102,788)	(72,318,748)	(71,990,692)	(233,401,258)
For the period ended August 31, 2015, the following funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 10) as an increase or decrease to capital received from investors in the Statement of Assets and Liabilities as follows:
Schwab U.S. Broad Market ETF	Schwab U.S. Large-Cap ETF	Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Large-Cap Value ETF	Schwab U.S. Mid-Cap ETF	Schwab U.S. Small-Cap ETF	Schwab U.S. Dividend Equity ETF
$131,258,184	$139,163,818	$101,367,173	$61,436,196	$73,137,909	$71,857,698	$234,095,564
As of August 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended August 31, 2015, the funds did not incur any interest or penalties.
12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
78

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab U.S. Broad Market ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF and Schwab U.S. Dividend Equity ETF (seven of the funds constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 16, 2015
79

Other Federal Tax Information (unaudited)
For corporate shareholders, the following percentage of the funds’ dividend distributions paid during the period ended August 31, 2015 qualify for the corporate dividends received deduction:
Schwab U.S. Broad Market ETF	87.64%
Schwab U.S. Large-Cap ETF	89.91%
Schwab U.S. Large-Cap Growth ETF	81.97%
Schwab U.S. Large-Cap Value ETF	96.70%
Schwab U.S. Mid-Cap ETF	76.65%
Schwab U.S. Small-Cap ETF	62.84%
Schwab U.S. Dividend Equity ETF	100.00%
For the period ended August 31, 2015, the funds designated the following amounts of the dividend distributions as qualified dividends for the purpose of the maximum rate under section 1(h)(ii) of the Internal Revenue Code. Shareholders will be notified in January 2016 via IRS form 1099 of the amount for use in preparing their 2015 income tax return.
Schwab U.S. Broad Market ETF	$79,704,651
Schwab U.S. Large-Cap ETF	72,734,667
Schwab U.S. Large-Cap Growth ETF	13,743,922
Schwab U.S. Large-Cap Value ETF	32,430,126
Schwab U.S. Mid-Cap ETF	16,656,365
Schwab U.S. Small-Cap ETF	21,459,214
Schwab U.S. Dividend Equity ETF	74,347,401
80

Other Information (unaudited)
Frequency Distribution of Discounts and Premiums
Market Price vs. NAV as of August 31, 2015
The following charts are provided to show the frequency at which the daily closing market price on the NYSE Arca, Inc. (Exchange), the secondary market for shares of each fund, was at a discount or premium to such fund's daily NAV. The “Market Price” of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund's NAV is calculated. The discount or premium is the percentage difference between the NAV and the Market Price of a fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand. The data presented below represents past performance and can not be used to predict future results. The chart does not include days in which the NAV equals the Market Price.
	Number of Days Market Price Above NAV				Number of Days Market Price Below NAV
	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points	1-49 Basis Points	50-99 Basis Points	100-199 Basis Points	>200 Basis Points
Schwab U.S. Broad Market ETF
Commencement of trading
11/3/09 through 8/31/15	1,043	1	—	—	250	—	—	—
Schwab U.S. Large-Cap ETF
Commencement of trading
11/3/09 through 8/31/15	998	—	—	—	285	—	—	—
Schwab U.S. Large-Cap Growth ETF
Commencement of trading
12/11/09 through 8/31/15	952	—	1	—	269	—	—	—
Schwab U.S. Large-Cap Value ETF
Commencement of trading
12/11/09 through 8/31/15	963	—	—	—	250	—	—	—
Schwab U.S. Mid-Cap ETF
Commencement of trading
1/13/11 through 8/31/15	895	—	—	—	176	—	—	—
Schwab U.S. Small-Cap ETF
Commencement of trading
11/3/09 through 8/31/15	947	1	—	—	417	—	—	—
Schwab U.S. Dividend Equity ETF
Commencement of trading
10/20/11 through 8/31/15	585	—	—	—	207	—	—	—
81

Trustees and Officers
The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 95 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee Schwab Strategic Trust since 2009)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).
Stephen Timothy Kochis 1946 Trustee (Trustee Schwab Strategic Trust since 2012)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	21	None
Charles A. Ruffel 1956 Trustee (Trustee Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	95	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).	95	Director, The Charles Schwab Corporation (2008 – present)

82

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust; (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha 1961 President and Chief Executive Officer (Officer since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (January 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).
George Pereira 1964 Treasurer and Principal Financial Officer (Officer since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich 1964 Chief Legal Officer and Secretary (Officer since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
83

Glossary
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
dividend yield  A stock’s indicated annual dividend divided by current price. At the portfolio level, it is the value-weighted average of the dividend yield of the securities in the portfolio.
Dow Jones U.S. Broad Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes approximately 2,500 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Dividend 100 Index  An index that is designed to measure the performance of high dividend yielding stocks issued by U.S. companies that have a record of consistently paying dividends, selected for fundamental strength relative to their peers, based on financial ratios. The 100-component index is a subset of the Dow Jones U.S. Broad Market Index, excluding REITs, master limited partnerships, preferred stocks and convertibles. All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million and meet minimum liquidity criteria. The index is modified market capitalization weighted.
Dow Jones U.S. Large-Cap Growth Total Stock Market Index  An index that includes the large-cap growth portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes components ranked 1-750 by full market capitalization and that are classified as “growth” based on a number of factors.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Large-Cap Value Total Stock Market Index  An index that includes the large-cap value portion of the Dow Jones U.S. Total Stock Market Index. The index is float-adjusted market capitalization weighted and includes the components ranked 1-750 by full market capitalization and that are classified as “value” based on a number of factors.
Dow Jones U.S. Mid-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes the components ranked 501-1000 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
84

market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding. Free-float market capitalization is a variation of market capitalization that only includes shares generally available to the public, and excludes shares of a company held by entities such as the government. Modified market capitalization weighting represents a mix between conventional market capitalization weighting and equal weighting.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE (Europe, Australasia, Far East) Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
SEC yield  A standard yield calculation developed by the Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period, after the deduction of the fund’s expenses. This is also referred to as the “standardized yield.”
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.
85

PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•  APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•  TRANSACTION AND EXPERIENCE INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•  when we use other companies to provide services for us, such as printing and mailing your account statements;
•  when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab ETF™ direct investors:    1-800-435-4000
© 2015 Schwab ETFs. All rights reserved.
86

Notes

Notes

Schwab ETFs™ are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.csimfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.csimfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.
Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. Aggregate Bond ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. TIPS ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF
*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-800-435-4000
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2015 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR57932-05
00153419

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Robert W. Burns, currently serving on its audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of Mr. Burns as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

Registrant is composed of twenty-one series. Ten series have a fiscal year-end of August 31, whose annual financial statements are reported in Item 1, seven series have a fiscal year-end of February 28 and four series have a fiscal year-end of December 31. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the twenty-one series, based on their respective 2015 and 2014 fiscal years, as applicable.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014
$454,657	$325,414	$0	$45,626	$100,482	$151,099	None	None

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2015: $100,482	2014: $196,725

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has separately-designated standing audit committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit committee has one member, Robert W. Burns.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab International Equity ETF, Schwab International Small-Cap Equity ETF, Schwab Emerging Markets Equity ETF, Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, and Schwab U.S. Dividend Equity ETF are filed under this Item.

Schwab International Equity ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	4,119,071,698	4,008,525,131
0.4%	Preferred Stock	17,399,990	16,044,197
0.0%	Rights	—	49,248
0.2%	Other Investment Companies	6,997,929	6,997,929
99.7%	Total Investments	4,143,469,617	4,031,616,505
0.3%	Other Assets and Liabilities, Net		10,986,080
100.0%	Net Assets		4,042,602,585

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Australia 5.7%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	787,934	15,601,857
Bank of Queensland Ltd.	86,537	777,309
Bendigo & Adelaide Bank Ltd.	133,104	1,035,174
Commonwealth Bank of Australia	450,750	23,992,501
National Australia Bank Ltd.	711,234	15,716,825
Westpac Banking Corp.	864,120	19,052,412
		76,176,078
Capital Goods 0.0%
CIMIC Group Ltd.	22,656	376,011
GWA Group Ltd.	225,461	423,577
		799,588
Commercial & Professional Services 0.1%
ALS Ltd.	67,968	253,940
Brambles Ltd.	413,750	2,886,347
Downer EDI Ltd.	196,824	505,129
Recall Holdings Ltd.	103,512	513,694
Seek Ltd.	80,712	706,104
		4,865,214
Consumer Services 0.1%
Aristocrat Leisure Ltd.	125,390	750,276
Crown Resorts Ltd.	100,931	818,589
Echo Entertainment Group Ltd.	229,392	800,127
Flight Centre Travel Group Ltd.	19,824	520,147
Tabcorp Holdings Ltd.	121,299	398,156
Tatts Group Ltd.	383,736	1,001,143
		4,288,438
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
ASX Ltd.	69,739	1,949,971
Challenger Ltd.	133,104	674,703
IOOF Holdings Ltd.	120,360	764,550
Macquarie Group Ltd.	93,494	5,032,835
Perpetual Ltd.	7,080	216,535
		8,638,594
Energy 0.3%
Caltex Australia Ltd.	66,274	1,497,880
Oil Search Ltd.	368,415	1,776,077
Origin Energy Ltd.	327,242	1,916,305
Santos Ltd.	254,880	926,976
Whitehaven Coal Ltd. *	364,282	300,870
Woodside Petroleum Ltd.	172,752	3,950,963
		10,369,071
Food & Staples Retailing 0.4%
Wesfarmers Ltd.	315,907	9,106,304
Woolworths Ltd.	341,448	6,390,635
		15,496,939
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	169,920	1,011,904
Treasury Wine Estates Ltd.	131,790	556,858
		1,568,762
Health Care Equipment & Services 0.1%
Ansell Ltd.	28,320	444,314
Cochlear Ltd.	9,912	600,326
Ramsay Health Care Ltd.	42,480	1,881,057
Sonic Healthcare Ltd.	134,520	1,976,024
		4,901,721
Insurance 0.4%
AMP Ltd.	807,165	3,404,825
Insurance Australia Group Ltd.	727,824	2,616,073
Medibank Pvt Ltd. *	878,535	1,451,211
QBE Insurance Group Ltd.	372,671	3,487,506
Suncorp Group Ltd.	359,805	3,272,724
		14,232,339
Materials 1.0%
Adelaide Brighton Ltd.	160,008	511,604
Alumina Ltd.	557,904	518,139
Amcor Ltd.	407,951	3,968,054
BHP Billiton Ltd.	905,028	16,155,978
BlueScope Steel Ltd.	171,336	523,530
Boral Ltd.	211,059	843,915
CSR Ltd.	203,207	448,038
DuluxGroup Ltd.	97,704	389,975
Fortescue Metals Group Ltd. (a)	529,584	717,107
Iluka Resources Ltd.	171,336	902,512
Incitec Pivot Ltd.	549,408	1,367,155
James Hardie Industries plc CDI	108,150	1,347,143
Newcrest Mining Ltd. *	195,408	1,551,586
Orica Ltd.	97,704	1,098,578
Orora Ltd.	505,995	821,480
OZ Minerals Ltd.	143,016	381,231
Rio Tinto Ltd.	127,991	4,563,274
Sims Metal Management Ltd.	53,808	437,930
South32 Ltd. *	1,268,798	1,367,261
		37,914,490
See financial notes    1

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Media 0.0%
Fairfax Media Ltd.	798,887	484,247
REA Group Ltd.	9,912	290,290
		774,537
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	144,048	9,382,022
Real Estate 0.5%
Dexus Property Group	407,139	2,127,285
Federation Centres	691,718	1,387,813
Goodman Group	319,694	1,382,547
Lend Lease Group	199,697	1,973,558
Mirvac Group	916,152	1,136,635
Scentre Group	1,369,696	3,699,684
Stockland	828,360	2,296,209
The GPT Group	601,872	1,915,870
Westfield Corp.	572,064	3,954,256
		19,873,857
Retailing 0.0%
Harvey Norman Holdings Ltd.	191,160	588,169
Software & Services 0.0%
Computershare Ltd.	181,248	1,272,108
Telecommunication Services 0.1%
Telstra Corp., Ltd.	1,173,864	4,801,856
TPG Telecom Ltd.	50,976	339,349
		5,141,205
Transportation 0.2%
Asciano Ltd.	286,032	1,721,622
Aurizon Holdings Ltd.	510,144	1,793,866
Macquarie Atlas Roads Group	263,376	638,584
Qantas Airways Ltd. *	196,095	467,112
Sydney Airport	134,810	549,548
Transurban Group	636,231	4,366,221
		9,536,953
Utilities 0.1%
AGL Energy Ltd.	249,538	2,988,009
APA Group	250,369	1,556,667
AusNet Services	325,680	301,312
		4,845,988
		230,666,073
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	82,508	2,455,015
Capital Goods 0.0%
ANDRITZ AG	20,704	991,054
Energy 0.0%
OMV AG	50,976	1,304,588
Insurance 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,744	417,251
Materials 0.1%
voestalpine AG	52,392	1,913,790
		7,081,698
Security	Number of Shares	Value ($)
Belgium 1.1%
Banks 0.1%
KBC Groep N.V.	82,375	5,461,460
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	25,488	1,977,731
Food & Staples Retailing 0.1%
Colruyt S.A.	28,320	1,380,524
Delhaize Group S.A.	23,204	2,077,666
		3,458,190
Food, Beverage & Tobacco 0.6%
Anheuser-Busch InBev N.V.	218,307	23,839,975
Insurance 0.1%
Ageas	56,794	2,322,774
Materials 0.1%
Solvay S.A.	13,118	1,541,895
Umicore S.A.	31,152	1,244,567
		2,786,462
Media 0.0%
Telenet Group Holding N.V. *	21,240	1,195,682
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	41,064	3,107,664
Telecommunication Services 0.0%
Proximus	55,224	1,985,990
		46,135,928
Canada 6.9%
Automobiles & Components 0.1%
Magna International, Inc.	123,689	6,035,242
Banks 1.9%
Bank of Montreal	172,752	9,218,633
Canadian Imperial Bank of Commerce	114,247	8,302,550
National Bank of Canada	88,352	2,875,341
Royal Bank of Canada	394,384	21,739,288
The Bank of Nova Scotia	344,088	15,573,829
The Toronto-Dominion Bank	510,540	20,137,647
		77,847,288
Capital Goods 0.1%
Bombardier, Inc., B Shares	495,600	480,514
Finning International, Inc.	70,950	1,189,699
SNC-Lavalin Group, Inc.	40,645	1,206,672
		2,876,885
Consumer Services 0.0%
Restaurant Brands International, Inc.	51,399	1,950,110
Diversified Financials 0.1%
CI Financial Corp.	56,640	1,338,841
IGM Financial, Inc.	39,656	1,122,171
		2,461,012
Energy 1.4%
ARC Resources Ltd.	77,136	1,146,749
Cameco Corp.	136,919	1,904,826
Canadian Natural Resources Ltd.	305,932	6,817,650
Canadian Oil Sands Ltd.	141,600	819,481
Cenovus Energy, Inc.	263,811	3,781,192
Crescent Point Energy Corp.	110,835	1,406,159
2    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Enbridge, Inc.	237,173	9,691,917
Encana Corp.	216,931	1,602,730
Husky Energy, Inc.	93,879	1,653,202
Imperial Oil Ltd.	85,384	2,980,900
Inter Pipeline Ltd.	72,353	1,533,525
MEG Energy Corp. *	39,131	347,635
Pembina Pipeline Corp.	74,084	2,032,368
Suncor Energy, Inc.	394,001	11,033,805
Tourmaline Oil Corp. *	39,648	992,317
TransCanada Corp.	201,234	6,942,233
		54,686,689
Food & Staples Retailing 0.3%
Alimentation Couche-Tard, Inc., B Shares	97,106	4,068,891
George Weston Ltd.	11,416	935,417
Loblaw Cos. Ltd.	72,624	3,832,888
Metro, Inc.	72,441	1,891,470
		10,728,666
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	88,074	2,005,744
Insurance 0.6%
Fairfax Financial Holdings Ltd.	4,857	2,233,234
Great-West Lifeco, Inc.	92,364	2,334,612
Intact Financial Corp.	29,944	2,049,155
Manulife Financial Corp.	505,544	8,123,661
Power Corp. of Canada	141,600	3,065,073
Power Financial Corp.	106,200	2,581,367
Sun Life Financial, Inc.	141,600	4,450,742
		24,837,844
Materials 0.6%
Agnico Eagle Mines Ltd.	55,253	1,338,032
Agrium, Inc.	40,308	4,138,652
Barrick Gold Corp.	351,168	2,415,022
First Quantum Minerals Ltd.	191,861	989,227
Franco-Nevada Corp.	50,976	2,183,865
Goldcorp, Inc.	225,737	3,096,355
Potash Corp. of Saskatchewan, Inc.	240,990	6,205,425
Silver Wheaton Corp.	111,690	1,354,047
Teck Resources Ltd., Class B	174,331	1,238,202
Turquoise Hill Resources Ltd. *	185,496	549,308
Yamana Gold, Inc.	281,409	522,420
		24,030,555
Media 0.2%
Shaw Communications, Inc., B Shares	141,600	2,812,843
Thomson Reuters Corp.	115,273	4,434,177
		7,247,020
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Valeant Pharmaceuticals International, Inc. *	86,930	19,926,930
Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	253,648	7,894,449
RioCan Real Estate Investment Trust	84,357	1,541,314
		9,435,763
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	22,656	2,114,901
Security	Number of Shares	Value ($)
Software & Services 0.1%
CGI Group, Inc., Class A *	92,155	3,366,203
Technology Hardware & Equipment 0.0%
BlackBerry Ltd. *	148,989	1,117,557
Telecommunication Services 0.2%
BCE, Inc.	75,048	3,000,792
Rogers Communications, Inc., B Shares	89,619	3,025,020
TELUS Corp.	45,139	1,460,190
		7,486,002
Transportation 0.4%
Canadian National Railway Co.	208,668	11,481,837
Canadian Pacific Railway Ltd.	47,001	6,750,411
		18,232,248
Utilities 0.1%
Canadian Utilities Ltd., Class A	63,720	1,741,824
Fortis, Inc.	66,854	1,793,325
		3,535,149
		279,921,808
Denmark 1.6%
Banks 0.2%
Danske Bank A/S	257,712	7,970,015
Jyske Bank A/S - Reg’d *	2,832	158,074
		8,128,089
Capital Goods 0.1%
Vestas Wind Systems A/S	66,552	3,551,878
Commercial & Professional Services 0.0%
ISS A/S	28,320	985,942
Consumer Durables & Apparel 0.1%
Pandora A/S	32,343	3,731,483
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	38,232	2,881,297
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	35,425	2,409,690
William Demant Holding A/S *	8,496	689,394
		3,099,084
Materials 0.1%
Chr Hansen Holding A/S	25,488	1,281,469
Novozymes A/S, B Shares	82,128	3,573,115
		4,854,584
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Novo Nordisk A/S, B Shares	525,205	29,110,379
Telecommunication Services 0.0%
TDC A/S	138,626	875,953
Transportation 0.2%
AP Moller - Maersk A/S, A Shares	800	1,334,324
AP Moller - Maersk A/S, B Shares	1,510	2,568,409
DSV A/S	69,384	2,474,931
		6,377,664
		63,596,353
Finland 0.7%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	39,648	1,070,212
See financial notes    3

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Capital Goods 0.2%
Kone Oyj, B Shares	116,366	4,600,091
Metso Oyj	12,789	315,262
Wartsila Oyj Abp	44,258	1,830,902
		6,746,255
Energy 0.0%
Neste Oyj	53,808	1,379,477
Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	16,992	610,598
Insurance 0.1%
Sampo Oyj, A Shares	112,700	5,433,842
Materials 0.1%
Stora Enso Oyj, R Shares	218,064	1,938,843
UPM-Kymmene Oyj	168,504	2,807,585
		4,746,428
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	42,821	1,697,565
Technology Hardware & Equipment 0.2%
Nokia Oyj	1,059,461	6,624,161
Utilities 0.1%
Fortum Oyj	106,285	1,728,029
		30,036,567
France 8.1%
Automobiles & Components 0.4%
Cie Generale des Etablissements Michelin	58,056	5,613,314
Peugeot S.A. *	113,803	1,963,750
Renault S.A.	52,719	4,376,616
Valeo S.A.	22,656	2,843,236
		14,796,916
Banks 0.8%
BNP Paribas S.A.	267,042	16,837,136
Credit Agricole S.A.	307,272	4,160,843
Natixis S.A.	279,670	1,773,675
Societe Generale S.A.	199,656	9,721,513
		32,493,167
Capital Goods 1.3%
Airbus Group SE	160,008	10,414,893
Alstom S.A. *	70,800	2,195,099
Bouygues S.A.	38,232	1,453,954
Compagnie de Saint-Gobain	130,272	5,979,650
Eiffage S.A.	5,664	362,703
Legrand S.A.	79,645	4,589,726
Rexel S.A.	59,472	911,280
Safran S.A.	87,792	6,848,582
Schneider Electric SE	154,473	9,749,987
Thales S.A.	21,240	1,461,522
Vinci S.A.	126,024	8,106,857
Zodiac Aerospace	56,640	1,720,222
		53,794,475
Commercial & Professional Services 0.1%
Bureau Veritas S.A.	84,960	1,937,748
Edenred	56,640	1,199,808
Societe BIC S.A.	11,556	1,831,564
		4,969,120
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.5%
Christian Dior SE	10,638	1,971,548
Hermes International	7,096	2,517,705
Kering	18,432	3,154,753
LVMH Moet Hennessy Louis Vuitton SE	67,983	11,323,403
		18,967,409
Consumer Services 0.1%
Accor S.A.	63,720	3,018,718
Sodexo S.A.	25,508	2,241,663
		5,260,381
Diversified Financials 0.1%
Eurazeo S.A.	13,348	865,977
Wendel S.A.	9,912	1,270,016
		2,135,993
Energy 0.7%
Technip S.A.	31,152	1,695,026
Total S.A.	559,891	25,599,330
		27,294,356
Food & Staples Retailing 0.2%
Carrefour S.A.	175,584	5,701,578
Casino Guichard Perrachon S.A.	18,408	1,163,315
		6,864,893
Food, Beverage & Tobacco 0.4%
Danone S.A.	148,086	9,190,880
Pernod-Ricard S.A.	59,507	6,235,687
		15,426,567
Health Care Equipment & Services 0.2%
BioMerieux	5,664	640,997
Essilor International S.A.	61,017	7,274,518
		7,915,515
Household & Personal Products 0.3%
L'Oreal S.A.	65,870	11,270,377
Insurance 0.4%
AXA S.A.	524,739	13,214,623
CNP Assurances	36,816	567,219
SCOR SE	39,648	1,396,740
		15,178,582
Materials 0.3%
Air Liquide S.A.	99,414	11,902,380
Arkema S.A.	14,160	998,147
Imerys S.A.	9,912	682,710
		13,583,237
Media 0.5%
Eutelsat Communications S.A.	35,400	1,066,015
JCDecaux S.A.	15,576	559,016
Numericable-SFR SAS *	34,264	1,760,118
Publicis Groupe S.A.	49,041	3,490,451
SES S.A.	94,872	2,814,400
Societe Television Francaise 1	45,312	727,564
Vivendi S.A.	337,325	8,332,405
		18,749,969
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Ipsen S.A.	16,992	1,137,992
Sanofi	320,261	31,640,011
		32,778,003
4    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Real Estate 0.1%
Fonciere Des Regions	9,912	825,982
Gecina S.A.	14,160	1,783,369
Klepierre	36,209	1,591,241
		4,200,592
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	202,488	1,468,644
Software & Services 0.2%
Atos SE	18,408	1,397,010
Cap Gemini S.A.	41,064	3,686,497
Dassault Systemes S.A.	42,540	2,950,052
		8,033,559
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	828,360	2,778,962
Ingenico Group	12,717	1,573,133
		4,352,095
Telecommunication Services 0.2%
Iliad S.A.	5,664	1,277,553
Orange S.A.	533,832	8,428,054
		9,705,607
Transportation 0.1%
Aeroports de Paris	11,328	1,299,131
Air France-KLM *	47,151	326,400
Bollore S.A.	283,200	1,528,874
Groupe Eurotunnel SE - Reg'd	139,689	1,888,432
		5,042,837
Utilities 0.3%
Electricite de France S.A.	83,544	1,805,756
Engie	369,576	6,619,545
Suez Environnement Co.	107,616	1,939,589
Veolia Environnement S.A.	137,352	3,008,801
		13,373,691
		327,655,985
Germany 7.2%
Automobiles & Components 0.9%
Bayerische Motoren Werke AG	86,848	8,001,087
Continental AG	29,736	6,312,318
Daimler AG - Reg'd	263,957	21,194,429
Volkswagen AG	10,716	2,001,613
		37,509,447
Banks 0.1%
Commerzbank AG *	310,104	3,471,934
Capital Goods 0.7%
Brenntag AG	31,405	1,744,685
GEA Group AG	60,888	2,374,230
HOCHTIEF AG	18,408	1,552,737
MAN SE	9,339	978,416
MTU Aero Engines AG	4,654	416,559
OSRAM Licht AG	24,072	1,272,031
Siemens AG - Reg'd	218,756	21,682,963
		30,021,621
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
adidas AG	55,963	4,183,779
HUGO BOSS AG	10,986	1,254,369
Puma SE	2,832	567,061
		6,005,209
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	400,846	11,801,359
Deutsche Boerse AG	55,254	4,939,965
		16,741,324
Food & Staples Retailing 0.0%
METRO AG	56,640	1,651,997
Health Care Equipment & Services 0.4%
Celesio AG	24,072	672,833
Fresenius Medical Care AG & Co. KGaA	66,552	5,086,521
Fresenius SE & Co. KGaA	118,944	8,403,097
		14,162,451
Household & Personal Products 0.1%
Beiersdorf AG	22,656	1,872,982
Henkel AG & Co. KGaA	41,064	3,764,718
		5,637,700
Insurance 0.8%
Allianz SE - Reg'd	127,440	20,312,799
Hannover Rueck SE	18,408	1,869,142
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	46,039	8,449,899
		30,631,840
Materials 1.1%
BASF SE	255,174	20,534,945
Evonik Industries AG	10,721	398,888
Fuchs Petrolub SE	14,160	552,940
HeidelbergCement AG	47,485	3,584,018
K+S AG - Reg'd	56,648	2,115,908
LANXESS AG	22,656	1,149,988
Linde AG	50,424	8,751,861
Symrise AG	33,600	2,025,128
ThyssenKrupp AG	133,744	2,896,047
Wacker Chemie AG	5,664	488,174
		42,497,897
Media 0.1%
Axel Springer SE	16,992	1,027,563
Kabel Deutschland Holding AG *	11,363	1,538,691
ProSiebenSat.1 Media SE	50,482	2,455,207
RTL Group S.A.	9,912	862,189
		5,883,650
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	233,093	31,589,797
Merck KGaA	36,816	3,517,585
QIAGEN N.V. *	66,552	1,757,277
		36,864,659
Real Estate 0.1%
Deutsche Wohnen AG	73,380	1,927,290
Retailing 0.0%
Fielmann AG	8,496	559,857
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	329,928	3,605,900
See financial notes    5

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Software & Services 0.5%
SAP SE	253,678	17,051,924
United Internet AG - Reg'd	27,146	1,318,428
Wirecard AG	45,312	1,884,406
		20,254,758
Telecommunication Services 0.4%
Deutsche Telekom AG - Reg'd	862,970	14,741,268
Telefonica Deutschland Holding AG	110,838	673,504
		15,414,772
Transportation 0.2%
Deutsche Lufthansa AG - Reg'd *	63,720	775,028
Deutsche Post AG - Reg'd	249,216	6,856,896
Fraport AG Frankfurt Airport Services Worldwide	12,744	769,388
		8,401,312
Utilities 0.2%
E.ON SE	559,320	6,332,984
RWE AG	140,184	2,104,035
		8,437,019
		289,680,637
Greece 0.0%
Banks 0.0%
Alpha Bank AE *	579,607	54,554
National Bank of Greece S.A. *	392,438	228,658
Piraeus Bank S.A. *	292,888	28,223
		311,435
Consumer Services 0.0%
OPAP S.A.	30,562	239,713
Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A.	56,631	517,159
		1,068,307
Hong Kong 3.1%
Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd.	639,106	286,977
Banks 0.2%
BOC Hong Kong Holdings Ltd.	1,200,241	4,057,563
Hang Seng Bank Ltd.	266,964	4,750,206
The Bank of East Asia Ltd.	356,912	1,227,309
		10,035,078
Capital Goods 0.4%
CK Hutchison Holdings Ltd.	762,185	10,159,123
Hopewell Holdings Ltd.	315,426	1,076,511
Jardine Matheson Holdings Ltd.	65,494	3,270,770
Jardine Strategic Holdings Ltd.	67,038	1,912,594
Johnson Electric Holdings Ltd.	283,450	982,011
Shun Tak Holdings Ltd.	409,334	179,578
		17,580,587
Consumer Durables & Apparel 0.2%
Li & Fung Ltd.	1,555,255	1,025,458
Prada S.p.A. (a)	82,704	335,083
Samsonite International S.A.	426,706	1,329,662
Techtronic Industries Co., Ltd.	430,018	1,556,378
Security	Number of Shares	Value ($)
Texwinca Holdings Ltd.	151,036	143,824
Yue Yuen Industrial Holdings Ltd.	476,705	1,706,901
		6,097,306
Consumer Services 0.2%
China Travel International Investment Hong Kong Ltd.	1,524,308	531,046
Galaxy Entertainment Group Ltd.	605,134	1,940,320
Melco International Development Ltd. (a)	146,818	228,087
MGM China Holdings Ltd.	215,712	356,827
Sands China Ltd.	634,988	2,204,009
Shangri-La Asia Ltd.	67,082	65,870
SJM Holdings Ltd.	319,350	288,855
Wynn Macau Ltd. (a)	566,400	874,078
		6,489,092
Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	347,382	8,166,786
Energy 0.0%
Brightoil Petroleum Holdings Ltd. *	2,454,499	807,604
Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	462,356	1,616,744
Tingyi Cayman Islands Holding Corp.	478,280	735,621
Want Want China Holdings Ltd. (a)	1,722,696	1,389,262
		3,741,627
Insurance 0.5%
AIA Group Ltd.	3,431,938	18,975,173
Materials 0.0%
Huabao International Holdings Ltd.	510,160	169,833
Shougang Fushan Resources Group Ltd. (a)	723,060	91,432
United Co. RUSAL plc *(a)	539,686	233,978
		495,243
Media 0.0%
Television Broadcasts Ltd.	141,600	531,682
Real Estate 0.8%
Cheung Kong Property Holdings Ltd. *	729,446	5,110,795
Great Eagle Holdings Ltd.	69,894	217,346
Hang Lung Properties Ltd.	455,326	1,028,149
Henderson Land Development Co., Ltd.	299,887	1,847,679
Hongkong Land Holdings Ltd.	271,952	1,881,908
Hysan Development Co., Ltd.	148,224	596,717
Kerry Properties Ltd.	186,186	557,353
Link REIT	708,000	3,754,660
New World China Land Ltd.	445,484	270,163
New World Development Co., Ltd.	1,416,000	1,439,743
Shui On Land Ltd.	2,124,000	465,907
Sino Land Co., Ltd.	667,226	991,793
Sun Hung Kai Properties Ltd.	461,315	5,845,270
Swire Pacific Ltd., Class A	197,434	2,166,665
Swire Properties Ltd.	566,400	1,732,076
The Wharf Holdings Ltd.	445,656	2,515,784
Wheelock & Co., Ltd.	167,908	761,539
		31,183,547
6    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Retailing 0.0%
Chow Tai Fook Jewellery Group Ltd. (a)	571,618	506,708
Esprit Holdings Ltd. (a)	708,000	593,803
L'Occitane International S.A.	163,880	371,318
Parkson Retail Group Ltd.	1,524,308	218,319
Sa Sa International Holdings Ltd. (a)	641,918	268,361
		1,958,509
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	53,322	413,157
Semiconductor Manufacturing International Corp. *	9,418,053	826,353
Xinyi Solar Holdings Ltd. (a)	639,106	213,583
		1,453,093
Technology Hardware & Equipment 0.1%
AAC Technologies Holdings, Inc. (a)	249,456	1,404,992
FIH Mobile Ltd.	1,416,000	630,344
VTech Holdings Ltd.	54,328	628,448
		2,663,784
Telecommunication Services 0.0%
PCCW Ltd.	1,416,000	747,278
Transportation 0.1%
MTR Corp., Ltd.	642,349	2,863,615
Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	170,924	1,409,287
CLP Holdings Ltd.	349,782	2,895,274
Hong Kong & China Gas Co., Ltd.	2,063,834	3,893,298
Power Assets Holdings Ltd.	283,700	2,441,634
		10,639,493
		124,716,474
Ireland 0.3%
Banks 0.1%
Bank of Ireland *	7,563,903	3,008,749
Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	43,896	3,263,455
Materials 0.1%
Smurfit Kappa Group plc	73,378	2,167,731
Transportation 0.0%
Ryanair Holdings plc	141,222	1,944,760
		10,384,695
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	322,848	1,633,832
Bank Leumi Le-Israel *	373,124	1,357,160
First International Bank of Israel Ltd.	38,232	476,169
Israel Discount Bank Ltd., A Shares *	259,134	478,846
Mizrahi Tefahot Bank Ltd.	31,152	361,939
		4,307,946
Energy 0.0%
Delek Group Ltd.	1,416	332,923
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
Osem Investments Ltd.	18,408	346,754
Materials 0.0%
Israel Chemicals Ltd.	144,432	811,323
The Israel Corp., Ltd.	1,416	427,940
		1,239,263
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Teva Pharmaceutical Industries Ltd.	270,980	17,701,432
Real Estate 0.0%
Azrieli Group	11,328	445,720
Gazit-Globe Ltd.	21,240	217,785
		663,505
Software & Services 0.0%
NICE-Systems Ltd.	14,160	884,314
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	747,840	1,340,286
Utilities 0.0%
Kenon Holdings Ltd. *	9,449	132,095
		26,948,518
Italy 2.2%
Automobiles & Components 0.2%
Fiat Chrysler Automobiles N.V. *	251,169	3,529,192
Pirelli & C. S.p.A.	128,856	2,157,084
		5,686,276
Banks 0.6%
Banca Monte dei Paschi di Siena S.p.A. *	649,215	1,362,505
Banco Popolare SC *	110,842	1,902,720
Intesa Sanpaolo S.p.A.	3,438,048	12,535,487
UniCredit S.p.A.	1,232,123	8,048,859
Unione di Banche Italiane S.C.p.A.	230,808	1,799,997
		25,649,568
Capital Goods 0.1%
CNH Industrial N.V.	250,632	1,977,065
Finmeccanica S.p.A. *	87,792	1,187,337
Prysmian S.p.A.	49,125	1,049,699
		4,214,101
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	58,627	3,967,769
Diversified Financials 0.1%
EXOR S.p.A.	39,648	1,820,116
Mediobanca S.p.A.	165,672	1,661,437
		3,481,553
Energy 0.3%
Eni S.p.A.	696,672	11,420,481
Saipem S.p.A. *	52,591	505,899
Tenaris S.A.	130,272	1,690,329
		13,616,709
Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	136,473	353,852
See financial notes    7

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Insurance 0.2%
Assicurazioni Generali S.p.A.	348,336	6,373,768
Mediolanum S.p.A.	67,666	533,771
UnipolSai S.p.A.	126,024	288,351
		7,195,890
Media 0.0%
Mediaset S.p.A.	247,800	1,186,163
Telecommunication Services 0.2%
Telecom Italia S.p.A. *	3,105,748	3,768,829
Telecom Italia S.p.A. - RSP	1,835,136	1,837,276
		5,606,105
Transportation 0.1%
Atlantia S.p.A.	143,170	3,827,667
Utilities 0.3%
Enel Green Power S.p.A.	143,016	272,424
Enel S.p.A.	1,908,262	8,587,039
Snam S.p.A.	482,856	2,360,016
Terna Rete Elettrica Nazionale S.p.A.	443,208	2,063,930
		13,283,409
		88,069,062
Japan 21.9%
Automobiles & Components 2.8%
Aisin Seiki Co., Ltd.	45,771	1,654,305
Bridgestone Corp.	187,552	6,295,068
Daihatsu Motor Co., Ltd.	121,938	1,492,215
Denso Corp.	141,600	6,343,577
Fuji Heavy Industries Ltd.	169,114	5,959,495
Honda Motor Co., Ltd.	490,558	15,479,587
Isuzu Motors Ltd.	171,768	1,958,142
Koito Manufacturing Co., Ltd.	22,190	761,731
KYB Co., Ltd.	107,856	318,624
Mazda Motor Corp.	143,836	2,481,241
Mitsubishi Motors Corp.	142,100	1,091,679
NGK Spark Plug Co., Ltd.	61,458	1,512,297
Nissan Motor Co., Ltd.	708,000	6,409,011
NOK Corp.	61,358	1,518,950
Stanley Electric Co., Ltd.	48,504	945,785
Sumitomo Electric Industries Ltd.	283,200	3,895,650
Sumitomo Rubber Industries Ltd.	86,070	1,220,186
Suzuki Motor Corp.	141,600	4,825,162
Toyota Industries Corp.	38,762	1,928,744
Toyota Motor Corp.	745,526	44,244,940
Yamaha Motor Co., Ltd.	92,590	1,790,142
		112,126,531
Banks 2.2%
Aozora Bank Ltd.	416,364	1,525,483
Fukuoka Financial Group, Inc.	263,973	1,313,494
Hokuhoku Financial Group, Inc.	691,128	1,562,644
Mitsubishi UFJ Financial Group, Inc.	4,118,148	27,189,258
Mizuho Financial Group, Inc.	7,080,000	14,529,818
North Pacific Bank Ltd.	283,200	1,140,418
Resona Holdings, Inc.	708,000	3,586,008
Seven Bank Ltd.	141,600	605,263
Shinsei Bank Ltd.	491,882	1,063,441
Sumitomo Mitsui Financial Group, Inc.	377,196	15,450,765
Security	Number of Shares	Value ($)
Sumitomo Mitsui Trust Holdings, Inc.	1,349,016	5,579,295
Suruga Bank Ltd.	55,834	1,071,666
The 77 Bank Ltd.	67,082	398,003
The Bank of Kyoto Ltd.	116,292	1,263,824
The Bank of Yokohama Ltd.	505,287	3,095,474
The Chiba Bank Ltd.	181,968	1,328,891
The Chugoku Bank Ltd.	47,398	703,627
The Gunma Bank Ltd.	147,093	984,383
The Hachijuni Bank Ltd.	183,374	1,268,040
The Hiroshima Bank Ltd.	186,704	1,056,888
The Iyo Bank Ltd.	141,600	1,589,108
The Joyo Bank Ltd.	191,810	1,027,229
The Juroku Bank Ltd.	145,412	595,159
The Shiga Bank Ltd.	81,142	415,134
The Shizuoka Bank Ltd.	153,848	1,624,998
Yamaguchi Financial Group, Inc.	72,311	893,855
		90,862,166
Capital Goods 2.7%
Amada Holdings Co., Ltd.	197,477	1,732,211
Asahi Glass Co., Ltd.	200,246	1,191,380
Chiyoda Corp.	17,872	129,042
COMSYS Holdings Corp.	49,955	622,454
Daikin Industries Ltd.	89,549	5,348,481
DMG Mori Co., Ltd.	26,678	383,709
Ebara Corp.	43,180	172,456
FANUC Corp.	51,360	8,355,509
Fuji Electric Co., Ltd.	163,799	651,492
Hino Motors Ltd.	141,600	1,561,064
Hoshizaki Electric Co., Ltd.	6,024	386,240
IHI Corp.	388,244	1,204,602
ITOCHU Corp.	462,456	5,554,357
JGC Corp.	67,082	981,445
JTEKT Corp.	69,994	987,084
Kajima Corp.	243,832	1,372,228
Kawasaki Heavy Industries Ltd.	423,394	1,603,646
Keihan Electric Railway Co., Ltd.	112,074	723,207
Komatsu Ltd.	283,700	4,716,043
Kubota Corp.	351,427	5,505,501
Kurita Water Industries Ltd.	34,295	714,851
LIXIL Group Corp.	81,342	1,679,397
Makita Corp.	28,520	1,616,804
Marubeni Corp.	393,868	2,161,992
Minebea Co., Ltd.	103,638	1,242,613
MISUMI Group, Inc.	56,315	653,837
Mitsubishi Corp.	424,800	7,904,642
Mitsubishi Electric Corp.	568,282	5,678,834
Mitsubishi Heavy Industries Ltd.	852,888	4,077,760
Mitsui & Co., Ltd.	542,398	7,065,027
Mitsui Engineering & Shipbuilding Co., Ltd.	315,132	491,480
Nabtesco Corp.	28,514	569,645
NGK Insulators Ltd.	54,428	1,227,476
Nidec Corp.	63,099	4,949,615
NSK Ltd.	98,014	1,208,342
NTN Corp.	78,330	408,504
Obayashi Corp.	127,540	1,105,062
Seibu Holdings, Inc.	38,991	856,492
Shimizu Corp.	191,810	1,878,768
SMC Corp.	20,192	4,909,496
Sojitz Corp.	708,000	1,501,473
Sumitomo Corp.	406,661	4,320,469
8    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Sumitomo Heavy Industries Ltd.	86,180	375,484
Taisei Corp.	203,058	1,377,346
The Japan Steel Works Ltd.	98,014	325,945
THK Co., Ltd.	71,600	1,246,065
Toshiba Corp.	1,355,571	4,295,410
TOTO Ltd.	93,796	1,383,894
Toyota Tsusho Corp.	76,239	1,757,740
		110,166,614
Commercial & Professional Services 0.3%
Dai Nippon Printing Co., Ltd.	179,156	1,845,742
Recruit Holdings Co., Ltd.	109,111	3,358,370
Secom Co., Ltd.	58,518	3,748,610
Sohgo Security Services Co., Ltd.	19,339	845,787
Toppan Printing Co., Ltd.	174,938	1,453,666
		11,252,175
Consumer Durables & Apparel 0.9%
Asics Corp.	51,466	1,507,648
Bandai Namco Holdings, Inc.	67,182	1,556,687
Casio Computer Co., Ltd.	65,676	1,264,907
Haseko Corp.	144,006	1,695,726
Iida Group Holdings Co., Ltd.	37,617	666,760
Nikon Corp.	141,600	1,816,958
Panasonic Corp.	607,674	6,706,803
Rinnai Corp.	15,670	1,175,395
Sega Sammy Holdings, Inc.	52,722	556,434
Sekisui Chemical Co., Ltd.	113,480	1,253,866
Sekisui House Ltd.	167,108	2,499,346
Sharp Corp. *(a)	398,086	581,435
Shimano, Inc.	20,434	2,753,536
Sony Corp. *	348,850	9,102,312
Sumitomo Forestry Co., Ltd.	87,583	982,901
Wacoal Holdings Corp.	29,120	374,618
Yamaha Corp.	38,932	892,463
		35,387,795
Consumer Services 0.1%
Benesse Holdings, Inc.	37,156	987,270
Oriental Land Co., Ltd.	74,312	4,102,996
Resorttrust, Inc.	30,526	813,624
		5,903,890
Diversified Financials 0.6%
AEON Financial Service Co., Ltd.	19,339	439,809
Aiful Corp. *	95,502	369,604
Credit Saison Co., Ltd.	65,976	1,322,950
Daiwa Securities Group, Inc.	462,356	3,213,238
Jafco Co., Ltd.	4,718	206,341
Japan Exchange Group, Inc.	69,894	2,180,132
Mitsubishi UFJ Lease & Finance Co., Ltd.	283,200	1,369,437
Nomura Holdings, Inc.	991,200	6,266,108
Okasan Securities Group, Inc.	41,774	258,535
ORIX Corp.	350,582	4,727,078
SBI Holdings, Inc.	107,772	1,312,633
Tokai Tokyo Financial Holdings, Inc.	27,114	181,230
Zenkoku Hosho Co., Ltd.	30,546	1,102,766
		22,949,861
Energy 0.2%
Cosmo Oil Co., Ltd. *	174,938	272,833
Idemitsu Kosan Co., Ltd.	34,720	595,356
Inpex Corp.	283,200	2,855,720
Security	Number of Shares	Value ($)
Japan Petroleum Exploration Co., Ltd.	9,336	275,030
JX Holdings, Inc.	849,600	3,287,349
Showa Shell Sekiyu K.K.	141,600	1,211,694
		8,497,982
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	266,864	4,010,062
FamilyMart Co., Ltd.	20,684	959,228
Lawson, Inc.	14,660	1,047,618
Seven & i Holdings Co., Ltd.	232,484	10,148,454
Sugi Holdings Co., Ltd.	13,354	645,744
Sundrug Co., Ltd.	12,048	678,032
Tsuruha Holdings, Inc.	12,048	980,264
		18,469,402
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	148,224	3,267,570
Asahi Group Holdings Ltd.	141,600	4,676,767
Calbee, Inc.	20,000	766,596
Japan Tobacco, Inc.	308,102	11,007,366
Kewpie Corp.	73,712	1,627,704
Kikkoman Corp.	64,270	2,071,002
Kirin Holdings Co., Ltd.	301,215	4,429,303
MEIJI Holdings Co., Ltd.	17,972	2,928,968
NH Foods Ltd.	48,804	1,127,625
Nisshin Seifun Group, Inc.	111,268	1,522,320
Nissin Foods Holdings Co., Ltd.	23,496	1,116,780
Sapporo Holdings Ltd.	72,706	283,780
Suntory Beverage & Food Ltd.	36,924	1,563,066
Toyo Suisan Kaisha Ltd.	30,726	1,153,635
Yakult Honsha Co., Ltd.	31,952	1,787,635
Yamazaki Baking Co., Ltd.	27,714	467,674
		39,797,791
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	87,166	1,592,487
Hoya Corp.	123,622	4,845,011
M3, Inc.	26,914	624,518
Miraca Holdings, Inc.	10,042	431,727
Nipro Corp.	58,846	673,511
Olympus Corp.	74,509	2,723,727
Suzuken Co., Ltd.	25,508	877,735
Sysmex Corp.	33,126	2,011,861
Terumo Corp.	132,569	3,626,408
		17,406,985
Household & Personal Products 0.3%
Kao Corp.	157,966	7,237,094
Kobayashi Pharmaceutical Co., Ltd.	5,018	390,475
Lion Corp.	67,082	587,871
Pigeon Corp.	25,331	672,024
Shiseido Co., Ltd.	141,600	2,973,150
Unicharm Corp.	86,438	1,748,232
		13,608,846
Insurance 0.7%
MS&AD Insurance Group Holdings, Inc.	141,600	4,470,533
Sompo Japan Nipponkoa Holdings, Inc.	135,485	4,497,720
Sony Financial Holdings, Inc.	43,480	815,889
T&D Holdings, Inc.	251,641	3,394,044
See financial notes    9

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Dai-ichi Life Insurance Co., Ltd.	364,835	6,659,364
Tokio Marine Holdings, Inc.	195,073	7,848,958
		27,686,508
Materials 1.4%
Air Water, Inc.	68,488	1,095,831
Asahi Kasei Corp.	385,432	3,080,021
Daicel Corp.	96,608	1,277,105
Denki Kagaku Kogyo K.K.	53,022	226,203
DIC Corp.	250,220	604,980
Dowa Holdings Co., Ltd.	22,090	192,673
Hitachi Chemical Co., Ltd.	30,526	470,038
Hitachi Metals Ltd.	69,894	887,048
JFE Holdings, Inc.	145,918	2,266,705
JSR Corp.	110,101	1,733,488
Kaneka Corp.	43,180	350,257
Kansai Paint Co., Ltd.	61,458	960,527
Kobe Steel Ltd.	1,416,000	1,904,592
Kuraray Co., Ltd.	141,600	1,676,742
Maruichi Steel Tube Ltd.	6,224	158,701
Mitsubishi Chemical Holdings Corp.	567,833	3,236,393
Mitsubishi Gas Chemical Co., Inc.	92,937	454,006
Mitsubishi Materials Corp.	635,792	2,046,119
Mitsui Chemicals, Inc.	127,540	432,553
Mitsui Mining & Smelting Co., Ltd.	93,796	192,724
Nippon Kayaku Co., Ltd.	45,605	467,772
Nippon Paint Holdings Co., Ltd.	67,082	1,381,662
Nippon Paper Industries Co., Ltd.	16,566	271,623
Nippon Shokubai Co., Ltd.	47,011	726,200
Nippon Steel & Sumitomo Metal Corp.	2,425,072	4,996,827
Nissan Chemical Industries Ltd.	40,327	929,765
Nisshin Steel Co., Ltd.	21,990	207,225
Nitto Denko Corp.	44,686	3,013,360
Oji Holdings Corp.	169,314	785,200
Shin-Etsu Chemical Co., Ltd.	132,369	7,288,842
Sumitomo Chemical Co., Ltd.	378,433	1,886,154
Sumitomo Metal Mining Co., Ltd.	146,818	1,866,952
Sumitomo Osaka Cement Co., Ltd.	69,894	271,651
Taiheiyo Cement Corp.	271,952	922,328
Taiyo Nippon Sanso Corp.	24,902	305,354
Teijin Ltd.	327,340	1,042,647
Toray Industries, Inc.	431,358	3,815,784
Tosoh Corp.	176,520	834,641
Toyo Seikan Group Holdings Ltd.	27,757	456,032
Toyobo Co., Ltd.	152,442	218,879
Ube Industries Ltd.	170,720	295,839
Zeon Corp.	38,962	324,080
		55,555,523
Media 0.1%
Dentsu, Inc.	68,088	3,494,718
Hakuhodo DY Holdings, Inc.	124,072	1,242,921
Shochiku Co., Ltd.	38,962	311,220
Toho Co., Ltd.	30,326	684,672
		5,733,531
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Astellas Pharma, Inc.	687,205	10,207,278
Chugai Pharmaceutical Co., Ltd.	62,964	2,356,247
Daiichi Sankyo Co., Ltd.	173,532	3,347,205
Eisai Co., Ltd.	73,800	5,038,752
Hisamitsu Pharmaceutical Co., Inc.	14,460	501,748
Kaken Pharmaceutical Co., Ltd.	13,654	645,603
Security	Number of Shares	Value ($)
Kyowa Hakko Kirin Co., Ltd.	47,194	794,063
Mitsubishi Tanabe Pharma Corp.	127,670	2,288,231
Nippon Shinyaku Co., Ltd.	16,466	566,598
Ono Pharmaceutical Co., Ltd.	26,458	3,379,707
Otsuka Holdings Co., Ltd.	106,250	3,625,836
Rohto Pharmaceutical Co., Ltd.	27,714	479,566
Santen Pharmaceutical Co., Ltd.	118,232	1,848,823
Sawai Pharmaceutical Co., Ltd.	5,018	317,184
Shionogi & Co., Ltd.	82,948	3,258,097
Sumitomo Dainippon Pharma Co., Ltd.	50,510	540,174
Taisho Pharmaceutical Holdings Co., Ltd.	9,180	595,410
Takeda Pharmaceutical Co., Ltd.	210,288	10,345,646
Tsumura & Co.	40,026	891,448
		51,027,616
Real Estate 0.8%
Aeon Mall Co., Ltd.	37,442	631,835
Daikyo, Inc.	180,322	282,718
Daito Trust Construction Co., Ltd.	20,675	2,263,954
Daiwa House Industry Co., Ltd.	229,226	5,638,674
Hulic Co., Ltd.	63,770	587,262
Mitsubishi Estate Co., Ltd.	356,840	7,682,432
Mitsui Fudosan Co., Ltd.	299,666	8,308,601
Nomura Real Estate Holdings, Inc.	30,481	572,973
NTT Urban Development Corp.	78,530	734,204
Sumitomo Real Estate Sales Co., Ltd.	14,760	389,142
Sumitomo Realty & Development Co., Ltd.	114,706	3,881,745
Tokyo Tatemono Co., Ltd.	46,877	589,516
Tokyu Fudosan Holdings Corp.	141,600	974,497
		32,537,553
Retailing 0.6%
Aoyama Trading Co., Ltd.	26,408	987,154
Don Quijote Holdings Co., Ltd.	30,385	1,180,949
Fast Retailing Co., Ltd.	14,614	5,940,989
Isetan Mitsukoshi Holdings Ltd.	146,836	2,353,060
J Front Retailing Co., Ltd.	51,616	838,651
Marui Group Co., Ltd.	141,600	1,715,301
Nitori Holdings Co., Ltd.	17,872	1,423,153
Rakuten, Inc.	283,200	4,052,224
Ryohin Keikaku Co., Ltd.	7,611	1,693,218
Sanrio Co., Ltd.	27,114	896,081
Shimamura Co., Ltd.	8,584	794,047
Start Today Co., Ltd.	7,330	223,798
Takashimaya Co., Ltd.	90,984	788,325
USS Co., Ltd.	121,838	2,165,607
Yamada Denki Co., Ltd.	258,692	996,899
		26,049,456
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	101,226	814,419
Disco Corp.	6,024	455,336
Rohm Co., Ltd.	18,778	1,021,141
Sumco Corp.	45,147	416,134
Tokyo Electron Ltd.	48,404	2,547,516
		5,254,546
Software & Services 0.5%
Dena Co., Ltd.	26,914	492,152
Fujitsu Ltd.	497,506	2,471,827
10    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Gree, Inc.	72,606	342,704
Kakaku.com, Inc.	24,802	394,589
Konami Corp.	34,244	752,783
Nexon Co., Ltd.	34,644	483,132
Nintendo Co., Ltd.	28,920	5,968,471
Nomura Research Institute Ltd.	33,038	1,342,676
NTT Data Corp.	37,156	1,790,577
Obic Co., Ltd.	27,114	1,210,437
Otsuka Corp.	20,184	1,065,954
Square Enix Holdings Co., Ltd.	29,826	778,968
Trend Micro, Inc.	23,496	836,615
Yahoo Japan Corp.	424,800	1,721,144
		19,652,029
Technology Hardware & Equipment 1.5%
Alps Electric Co., Ltd.	47,698	1,497,635
Anritsu Corp.	77,324	516,195
Azbil Corp.	10,042	255,639
Brother Industries Ltd.	88,772	1,213,807
Canon, Inc.	308,808	9,446,311
Citizen Holdings Co., Ltd.	108,044	816,671
FUJIFILM Holdings Corp.	141,600	5,829,454
Hamamatsu Photonics K.K.	60,452	1,499,016
Hirose Electric Co., Ltd.	5,992	685,309
Hitachi Ltd.	1,416,000	7,966,570
Ibiden Co., Ltd.	35,963	508,945
Japan Aviation Electronics Industry Ltd.	23,496	430,426
Japan Display, Inc. *	152,142	479,583
Keyence Corp.	11,748	5,466,598
Konica Minolta, Inc.	98,014	1,077,317
Kyocera Corp.	83,742	4,115,061
Murata Manufacturing Co., Ltd.	56,169	8,134,389
NEC Corp.	620,636	1,961,493
Omron Corp.	45,692	1,719,318
Ricoh Co., Ltd.	177,750	1,738,851
Seiko Epson Corp.	73,006	1,184,988
Shimadzu Corp.	40,368	594,602
Taiyo Yuden Co., Ltd.	24,602	300,864
TDK Corp.	28,920	1,801,758
Topcon Corp.	19,454	309,505
Yaskawa Electric Corp.	61,458	704,927
Yokogawa Electric Corp.	142,600	1,677,993
		61,933,225
Telecommunication Services 1.1%
KDDI Corp.	503,630	12,542,438
Nippon Telegraph & Telephone Corp.	187,720	7,171,265
NTT DOCOMO, Inc.	382,024	8,002,376
SoftBank Group Corp.	254,882	14,855,234
		42,571,313
Transportation 1.2%
ANA Holdings, Inc.	350,494	1,029,342
Central Japan Railway Co.	53,198	8,729,152
East Japan Railway Co.	108,056	9,991,067
Hankyu Hanshin Holdings, Inc.	306,696	1,842,428
Japan Airlines Co., Ltd.	52,722	1,877,257
Japan Airport Terminal Co., Ltd.	10,721	480,381
Kawasaki Kisen Kaisha Ltd.	188,998	421,087
Keikyu Corp.	140,194	1,127,938
Keio Corp.	203,058	1,524,799
Keisei Electric Railway Co., Ltd.	141,238	1,508,124
Security	Number of Shares	Value ($)
Kintetsu Group Holdings Co., Ltd.	465,168	1,662,068
Mitsui OSK Lines Ltd.	437,048	1,233,407
Nagoya Railroad Co., Ltd.	218,509	870,899
Nippon Express Co., Ltd.	242,681	1,177,509
Nippon Yusen K.K.	448,296	1,180,067
Odakyu Electric Railway Co., Ltd.	174,430	1,594,821
Tobu Railway Co., Ltd.	320,756	1,431,935
Tokyu Corp.	269,140	1,912,197
West Japan Railway Co.	66,076	4,464,499
Yamato Holdings Co., Ltd.	141,600	2,765,164
		46,824,141
Utilities 0.6%
Chubu Electric Power Co., Inc.	268,667	4,164,632
Electric Power Development Co., Ltd.	41,484	1,300,814
Hokkaido Electric Power Co., Inc. *	44,286	486,768
Hokuriku Electric Power Co.	98,407	1,422,693
Kyushu Electric Power Co., Inc. *	141,600	1,689,595
Osaka Gas Co., Ltd.	458,503	1,863,750
The Chugoku Electric Power Co., Inc.	142,200	2,081,634
The Kansai Electric Power Co., Inc. *	283,200	3,536,933
Toho Gas Co., Ltd.	188,998	1,140,055
Tohoku Electric Power Co., Inc.	141,600	1,945,488
Tokyo Electric Power Co., Inc. *	424,800	2,909,469
Tokyo Gas Co., Ltd.	595,264	3,258,148
		25,799,979
		887,055,458
Netherlands 2.5%
Banks 0.4%
ING Groep N.V. CVA	1,029,432	15,739,210
Capital Goods 0.2%
Boskalis Westminster	11,328	589,337
Koninklijke Philips N.V.	285,279	7,326,493
		7,915,830
Commercial & Professional Services 0.1%
Randstad Holding N.V.	41,064	2,592,787
Energy 0.0%
Koninklijke Vopak N.V.	30,055	1,236,606
Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	219,540	4,333,193
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	31,152	2,171,141
Heineken N.V.	62,631	4,947,550
		7,118,691
Household & Personal Products 0.4%
Unilever N.V. CVA	440,461	17,636,523
Insurance 0.1%
Aegon N.V.	570,648	3,507,808
NN Group N.V.	25,994	792,963
		4,300,771
Materials 0.2%
Akzo Nobel N.V.	65,136	4,403,907
ArcelorMittal	280,368	2,179,903
See financial notes    11

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Koninklijke DSM N.V.	52,392	2,753,862
OCI N.V. *	18,408	542,055
		9,879,727
Media 0.3%
Altice N.V., A Shares *	70,748	2,015,519
Altice N.V., B Shares *	23,582	739,333
RELX N.V.	302,648	4,657,772
Wolters Kluwer N.V.	84,960	2,689,333
		10,101,957
Real Estate 0.2%
Unibail-Rodamco SE	27,556	7,140,188
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	92,951	8,507,100
Software & Services 0.0%
Gemalto N.V.	21,240	1,527,922
Telecommunication Services 0.1%
Koninklijke KPN N.V.	854,191	3,323,123
Transportation 0.0%
TNT Express N.V.	127,440	1,076,114
		102,429,742
New Zealand 0.2%
Consumer Services 0.0%
SKYCITY Entertainment Group Ltd.	263,376	647,118
Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	97,004	445,351
Ryman Healthcare Ltd.	107,212	519,374
		964,725
Materials 0.0%
Fletcher Building Ltd.	186,255	849,211
Real Estate 0.0%
Kiwi Property Group Ltd.	713,127	591,580
Telecommunication Services 0.1%
Spark New Zealand Ltd.	563,568	1,206,253
Transportation 0.1%
Auckland International Airport Ltd.	496,334	1,555,802
Utilities 0.0%
Contact Energy Ltd.	191,847	630,518
		6,445,207
Norway 0.5%
Banks 0.1%
DNB A.S.A.	328,512	4,638,489
Energy 0.1%
Seadrill Ltd.	68,344	505,319
Statoil A.S.A.	297,155	4,390,642
Subsea 7 S.A. *	97,704	820,273
		5,716,234
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	32,266	384,016
Orkla A.S.A.	283,200	2,060,140
		2,444,156
Insurance 0.0%
Gjensidige Forsikring A.S.A.	62,304	913,149
Security	Number of Shares	Value ($)
Materials 0.1%
Norsk Hydro A.S.A.	237,888	813,059
Yara International A.S.A.	49,987	2,201,456
		3,014,515
Media 0.0%
Schibsted A.S.A., B Shares *	25,488	784,204
Schibsted A.S.A., Class A	25,488	820,983
		1,605,187
Telecommunication Services 0.1%
Telenor A.S.A.	182,664	3,596,447
		21,928,177
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A. - Reg'd *	11,874,576	838,244
Banco Espirito Santo S.A. - Reg'd *(b)(c)	505,213	—
		838,244
Energy 0.0%
Galp Energia, SGPS, S.A.	140,184	1,476,044
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	21,545	298,144
Utilities 0.1%
EDP - Energias de Portugal S.A.	717,912	2,514,617
		5,127,049
Republic of Korea 3.4%
Automobiles & Components 0.3%
Hankook Tire Co., Ltd.	22,037	688,452
Hanon Systems	3,558	109,350
Hyundai Mobis Co., Ltd.	18,134	3,166,071
Hyundai Motor Co.	43,845	5,523,488
Hyundai Wia Corp.	5,062	447,245
Kia Motors Corp.	71,324	2,936,782
		12,871,388
Banks 0.3%
BNK Financial Group, Inc.	77,689	913,022
Hana Financial Group, Inc.	81,059	1,864,134
Industrial Bank of Korea	70,000	781,230
KB Financial Group, Inc. ADR	141,600	4,235,256
Shinhan Financial Group Co., Ltd. ADR	134,304	4,508,586
		12,302,228
Capital Goods 0.4%
Cheil Industries, Inc. *	6,000	902,980
CJ Corp.	4,000	972,310
Daelim Industrial Co., Ltd.	14,143	804,755
Daewoo International Corp.	15,027	276,972
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	29,644	168,678
Doosan Corp.	1,746	152,051
Doosan Heavy Industries & Construction Co., Ltd.	14,480	225,265
GS Engineering & Construction Corp. *	14,464	297,779
Hanwha Techwin Co., Ltd. *	14,690	388,752
12    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Hyundai Development Co-Engineering & Construction	17,197	870,937
Hyundai Engineering & Construction Co., Ltd.	20,409	572,884
Hyundai Heavy Industries Co., Ltd. *	11,564	894,615
KCC Corp.	1,332	442,029
KEPCO Engineering & Construction Co., Inc.	2,732	58,209
Korea Aerospace Industries Ltd.	14,000	1,092,539
LG Corp.	25,925	1,275,701
LG Hausys Ltd.	1,709	226,855
Neo Holdings Co., Ltd. *(b)(c)	1,746	—
Samsung C&T Corp. (b)	47,482	2,501,775
Samsung Heavy Industries Co., Ltd.	48,686	463,088
SK Holdings Co., Ltd.	10,862	2,479,594
		15,067,768
Commercial & Professional Services 0.0%
S-1 Corp.	6,932	550,340
Consumer Durables & Apparel 0.1%
Coway Co., Ltd.	14,000	999,028
LG Electronics, Inc.	30,304	1,140,163
		2,139,191
Consumer Services 0.0%
Kangwon Land, Inc.	34,840	1,253,386
Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	73,600	771,626
Korea Investment Holdings Co., Ltd.	18,000	1,062,270
Samsung Card Co., Ltd.	6,960	213,316
Samsung Securities Co., Ltd.	14,820	566,361
		2,613,573
Energy 0.1%
GS Holdings Corp.	14,877	584,263
S-Oil Corp.	18,785	952,949
SK Innovation Co., Ltd. *	17,871	1,509,459
		3,046,671
Food & Staples Retailing 0.0%
E-Mart Co., Ltd.	6,079	1,174,425
Food, Beverage & Tobacco 0.2%
CJ CheilJedang Corp.	2,200	731,008
KT&G Corp.	37,444	3,498,256
Lotte Chilsung Beverage Co., Ltd.	207	399,911
Lotte Confectionery Co., Ltd.	300	494,103
Orion Corp.	1,677	1,322,884
		6,446,162
Household & Personal Products 0.1%
Amorepacific Corp.	8,240	2,636,939
AMOREPACIFIC Group	8,200	1,192,475
LG Household & Health Care Ltd.	2,720	1,844,380
		5,673,794
Insurance 0.1%
Dongbu Insurance Co., Ltd.	12,977	583,705
Hanwha Life Insurance Co., Ltd.	45,793	307,803
Hyundai Marine & Fire Insurance Co., Ltd.	51,234	1,212,895
Security	Number of Shares	Value ($)
Samsung Fire & Marine Insurance Co., Ltd.	10,193	2,322,565
Samsung Life Insurance Co., Ltd.	23,416	1,946,136
		6,373,104
Materials 0.3%
Hanwha Chemical Corp.	21,562	330,882
Hyosung Corp.	7,728	836,342
Hyundai Steel Co.	20,000	894,525
Korea Zinc Co., Ltd.	3,129	1,357,157
Kumho Petrochemical Co., Ltd.	4,781	221,517
LG Chem Ltd.	11,820	2,338,516
Lotte Chemical Corp.	3,908	816,128
POSCO ADR	98,180	3,966,472
Samsung Fine Chemicals Co., Ltd.	4,781	143,703
		10,905,242
Media 0.0%
Cheil Worldwide, Inc. *	27,000	397,210
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Celltrion, Inc. *	18,215	1,093,439
Yuhan Corp.	2,866	602,157
		1,695,596
Retailing 0.1%
Hotel Shilla Co., Ltd.	8,804	896,962
Hyundai Department Store Co., Ltd.	5,016	638,265
Lotte Shopping Co., Ltd.	3,588	811,490
		2,346,717
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	149,765	4,533,153
Software & Services 0.2%
Daum Kakao Corp.	7,509	856,448
NAVER Corp.	7,403	3,101,405
NCSoft Corp.	4,310	796,225
NHN Entertainment Corp. *	2,478	119,212
Samsung SDS Co., Ltd.	7,760	1,682,892
		6,556,182
Technology Hardware & Equipment 0.8%
LG Display Co., Ltd. ADR	141,600	1,418,832
Samsung Electro-Mechanics Co., Ltd.	18,815	965,606
Samsung Electronics Co., Ltd. GDR	60,074	27,724,151
Samsung SDI Co., Ltd.	15,303	1,093,303
		31,201,892
Telecommunication Services 0.1%
KT Corp. ADR	97,704	1,207,621
LG Uplus Corp.	87,570	814,433
SK Telecom Co., Ltd. ADR	112,220	2,551,883
		4,573,937
Transportation 0.0%
CJ Korea Express Co., Ltd. *	3,145	473,312
Hyundai Glovis Co., Ltd.	6,249	908,753
Hyundai Merchant Marine Co., Ltd. *	13,216	94,979
Korean Air Lines Co., Ltd. *	4,781	134,608
		1,611,652
See financial notes    13

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Utilities 0.1%
Korea Electric Power Corp. ADR	141,600	2,891,472
Korea Gas Corp.	3,633	123,634
		3,015,106
		136,348,717
Singapore 1.1%
Banks 0.4%
DBS Group Holdings Ltd.	492,191	6,198,193
Oversea-Chinese Banking Corp., Ltd.	851,539	5,391,933
United Overseas Bank Ltd.	334,876	4,601,785
		16,191,911
Capital Goods 0.1%
Keppel Corp., Ltd.	406,148	1,969,831
Noble Group Ltd. (a)	1,416,181	547,273
Singapore Technologies Engineering Ltd.	605,362	1,317,777
Yangzijiang Shipbuilding Holdings Ltd.	929,456	724,953
		4,559,834
Consumer Services 0.0%
Genting Singapore plc	1,696,388	926,199
Diversified Financials 0.0%
Singapore Exchange Ltd.	191,522	985,925
Food & Staples Retailing 0.0%
Olam International Ltd.	242,931	356,568
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	2,832,000	632,546
Wilmar International Ltd.	634,383	1,281,991
		1,914,537
Media 0.0%
Singapore Press Holdings Ltd.	378,402	1,057,154
Real Estate 0.2%
CapitaLand Commercial Trust Ltd.	1,416,000	1,335,375
CapitaLand Ltd.	979,393	1,958,369
CapitaLand Mall Trust	1,416,000	1,927,760
City Developments Ltd.	170,019	1,059,680
Global Logistic Properties Ltd.	959,806	1,510,863
Wing Tai Holdings Ltd.	408,149	476,073
		8,268,120
Technology Hardware & Equipment 0.0%
Venture Corp., Ltd.	102,232	580,641
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	2,087,444	5,535,730
Transportation 0.1%
ComfortDelGro Corp., Ltd.	919,494	1,832,077
Hutchison Port Holdings Trust	1,416,000	743,400
SIA Engineering Co., Ltd.	177,971	441,678
Singapore Airlines Ltd.	143,633	1,010,310
Singapore Post Ltd.	762,154	961,947
		4,989,412
		45,366,031
Security	Number of Shares	Value ($)
Spain 2.9%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	1,666,131	15,426,188
Banco de Sabadell S.A.	1,338,127	2,848,804
Banco Popular Espanol S.A.	451,178	1,931,687
Banco Santander S.A.	3,885,951	23,773,969
Bankia S.A.	1,273,287	1,536,575
Bankinter S.A.	164,256	1,236,808
CaixaBank S.A.	526,752	2,278,270
		49,032,301
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	56,640	1,836,363
Ferrovial S.A.	143,016	3,416,517
Zardoya Otis S.A.	42,546	454,321
		5,707,201
Diversified Financials 0.0%
Corporacion Financiera Alba S.A.	11,328	532,980
Energy 0.1%
Repsol S.A.	305,856	4,371,286
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	195,816	1,177,363
Insurance 0.0%
Mapfre S.A.	209,568	617,579
Media 0.0%
Mediaset Espana Comunicacion S.A.	38,232	456,021
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	47,384	1,940,842
Retailing 0.3%
Industria de Diseno Textil S.A.	332,860	11,092,113
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	110,448	4,617,372
Telecommunication Services 0.4%
Telefonica S.A.	1,206,737	17,023,548
Transportation 0.1%
Abertis Infraestructuras S.A.	125,629	2,077,724
Aena S.A. *(e)	16,133	1,852,895
		3,930,619
Utilities 0.5%
Acciona S.A.	13,739	1,022,352
Enagas S.A.	63,720	1,743,545
Endesa S.A.	91,312	1,892,829
Gas Natural SDG S.A.	119,842	2,430,521
Iberdrola S.A.	1,374,393	9,324,741
Red Electrica Corp. S.A.	22,711	1,812,892
		18,226,880
		118,726,105
Sweden 2.6%
Banks 0.7%
Nordea Bank AB	889,248	10,500,887
Skandinaviska Enskilda Banken AB, A Shares	463,032	5,377,779
14    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Svenska Handelsbanken AB, A Shares	430,227	6,413,920
Swedbank AB, A Shares	291,862	6,652,263
		28,944,849
Capital Goods 0.7%
Alfa Laval AB	100,536	1,691,941
Assa Abloy AB, B Shares	247,374	4,725,768
Atlas Copco AB, A Shares	161,722	4,069,137
Atlas Copco AB, B Shares	123,192	2,804,949
Sandvik AB	263,376	2,539,013
Skanska AB, B Shares	123,192	2,410,050
SKF AB, B Shares	133,104	2,539,647
Trelleborg AB, B Shares	67,328	1,097,370
Volvo AB, B Shares	416,304	4,518,617
		26,396,492
Commercial & Professional Services 0.1%
Securitas AB, B Shares	140,184	1,784,258
Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	86,376	2,433,929
Husqvarna AB, B Shares	39,764	257,744
		2,691,673
Diversified Financials 0.2%
Industrivarden AB, A Shares	82,128	1,548,626
Investment AB Kinnevik, B Shares	39,648	1,118,148
Investor AB, B Shares	126,156	4,533,157
		7,199,931
Energy 0.0%
Lundin Petroleum AB *	56,665	738,593
Food, Beverage & Tobacco 0.1%
Swedish Match AB	93,568	2,760,092
Health Care Equipment & Services 0.0%
Elekta AB, B Shares	39,648	245,077
Getinge AB, B Shares	59,472	1,319,069
		1,564,146
Household & Personal Products 0.1%
Svenska Cellulosa AB SCA, B Shares	162,840	4,632,695
Materials 0.0%
Boliden AB	53,808	887,156
Holmen AB, B Shares	15,576	437,620
		1,324,776
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Meda AB, A Shares	48,144	737,033
Retailing 0.2%
Hennes & Mauritz AB, B Shares	246,771	9,475,029
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	69,384	2,230,689
Telefonaktiebolaget LM Ericsson, B Shares	798,624	7,769,531
		10,000,220
Telecommunication Services 0.1%
Tele2 AB, B Shares	128,856	1,270,299
TeliaSonera AB	719,534	4,051,658
		5,321,957
		103,571,744
Security	Number of Shares	Value ($)
Switzerland 8.2%
Banks 0.0%
Banque Cantonale Vaudoise - Reg'd	1,416	841,942
Capital Goods 0.6%
ABB Ltd. - Reg'd *	677,814	13,085,970
Geberit AG - Reg'd	13,482	4,284,182
Schindler Holding AG	16,992	2,605,774
Schindler Holding AG - Reg'd	11,518	1,793,714
Sulzer AG - Reg'd	4,248	433,344
		22,202,984
Commercial & Professional Services 0.2%
Adecco S.A. - Reg'd *	48,144	3,781,125
DKSH Holding AG *	11,328	690,539
SGS S.A. - Reg'd	1,416	2,498,005
		6,969,669
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	143,016	10,699,765
The Swatch Group AG	9,912	3,795,474
The Swatch Group AG - Reg'd	17,474	1,293,768
		15,789,007
Diversified Financials 0.9%
Credit Suisse Group AG - Reg'd *	404,064	10,842,729
GAM Holding AG *	53,808	993,199
Julius Baer Group Ltd. *	60,956	2,966,960
Pargesa Holding S.A.	7,080	434,149
Partners Group Holding AG	3,636	1,174,025
UBS Group AG *	1,008,761	20,893,938
		37,305,000
Energy 0.1%
Transocean Ltd. (a)	141,466	1,933,903
Food, Beverage & Tobacco 1.7%
Aryzta AG *	26,904	1,379,350
Chocoladefabriken Lindt & Sprungli AG	200	1,129,207
Chocoladefabriken Lindt & Sprungli AG - Reg'd	22	1,480,658
Nestle S.A. - Reg'd	885,532	65,289,728
		69,278,943
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	15,576	2,027,836
Insurance 0.6%
Baloise Holding AG - Reg'd	12,744	1,560,302
Swiss Life Holding AG - Reg'd *	7,885	1,845,989
Swiss Re AG	107,616	9,242,034
Zurich Insurance Group AG *	42,480	11,671,512
		24,319,837
Materials 0.6%
Clariant AG - Reg'd *	46,164	833,009
Givaudan S.A. - Reg'd *	2,880	4,958,585
LafargeHolcim Ltd. - Reg'd *(f)	61,078	3,884,284
LafargeHolcim Ltd. - Reg’d *(f)	48,648	3,087,450
Sika AG	367	1,214,795
Syngenta AG - Reg'd	27,746	9,611,613
		23,589,736
See financial notes    15

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
Actelion Ltd. - Reg'd *	32,568	4,445,454
Galenica AG - Reg'd	445	572,442
Lonza Group AG - Reg'd *	11,328	1,553,273
Novartis AG - Reg'd	601,132	58,866,863
Roche Holding AG	194,453	53,084,734
		118,522,766
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	21,240	1,665,947
Retailing 0.0%
Dufry AG - Reg'd *	11,784	1,584,117
Telecommunication Services 0.1%
Swisscom AG - Reg'd	7,504	4,054,434
Transportation 0.0%
Kuehne & Nagel International AG - Reg'd	14,160	1,885,950
		331,972,071
United Kingdom 17.9%
Automobiles & Components 0.1%
GKN plc	465,864	2,090,027
Banks 2.3%
Barclays plc	4,577,233	18,405,518
HSBC Holdings plc	5,407,501	43,138,916
Lloyds Banking Group plc	15,596,790	18,561,810
Royal Bank of Scotland Group plc *	848,374	4,394,564
Standard Chartered plc	589,376	6,934,422
		91,435,230
Capital Goods 0.9%
Ashtead Group plc	145,848	2,120,891
BAE Systems plc	955,800	6,647,433
Bunzl plc	76,464	2,045,092
Cobham plc	276,120	1,195,878
DCC plc	23,201	1,733,844
IMI plc	92,491	1,476,567
Meggitt plc	181,248	1,330,798
Melrose Industries plc	388,870	1,596,879
Rolls-Royce Holdings plc *	564,984	6,460,610
Smiths Group plc	130,272	2,262,046
The Weir Group plc	50,976	1,100,751
Travis Perkins plc	69,384	2,185,474
Wolseley plc	85,019	5,501,041
		35,657,304
Commercial & Professional Services 0.4%
Aggreko plc	72,507	1,189,873
Babcock International Group plc	97,865	1,458,504
Capita plc	177,000	3,364,714
Experian plc	278,952	4,757,923
G4S plc	402,144	1,586,446
Intertek Group plc	35,400	1,380,730
Rentokil Initial plc	631,536	1,440,442
		15,178,632
Consumer Durables & Apparel 0.3%
Barratt Developments plc	186,150	1,830,880
Berkeley Group Holdings plc	51,470	2,669,304
Burberry Group plc	137,997	2,994,698
Security	Number of Shares	Value ($)
Persimmon plc *	64,054	2,071,772
Taylor Wimpey plc	991,200	3,068,750
		12,635,404
Consumer Services 0.5%
Carnival plc	61,954	3,163,470
Compass Group plc	443,695	7,062,871
InterContinental Hotels Group plc	62,696	2,368,234
Merlin Entertainments plc (e)	176,625	1,055,357
TUI AG	108,464	1,928,412
Whitbread plc	58,056	4,283,248
William Hill plc	400,964	2,220,058
		22,081,650
Diversified Financials 0.3%
3i Group plc	304,440	2,302,749
Aberdeen Asset Management plc	391,130	1,918,369
Ashmore Group plc	97,704	394,756
Hargreaves Lansdown plc	65,136	1,127,016
ICAP plc	236,472	1,651,534
Investec plc	111,864	919,590
London Stock Exchange Group plc	66,252	2,567,769
Provident Financial plc	28,988	1,315,215
Schroders plc	43,896	1,915,992
		14,112,990
Energy 2.3%
Amec Foster Wheeler plc	93,456	1,159,225
BG Group plc	948,805	14,513,822
BP plc	4,995,697	27,698,595
John Wood Group plc	143,016	1,404,436
Petrofac Ltd.	73,632	1,010,155
Royal Dutch Shell plc, A Shares	1,064,975	27,762,942
Royal Dutch Shell plc, B Shares	698,198	18,324,885
Tullow Oil plc *	250,778	860,875
		92,734,935
Food & Staples Retailing 0.3%
J Sainsbury plc	447,836	1,671,649
Tesco plc	2,237,280	6,584,233
William Morrison Supermarkets plc	747,648	1,937,553
		10,193,435
Food, Beverage & Tobacco 2.0%
Associated British Foods plc	104,784	5,160,273
British American Tobacco plc	509,842	27,280,128
Coca-Cola HBC AG CDI *	56,640	1,164,692
Diageo plc	708,000	18,838,041
Imperial Tobacco Group plc	280,368	13,621,798
SABMiller plc	257,987	12,117,785
Tate & Lyle plc	155,760	1,298,409
		79,481,126
Health Care Equipment & Services 0.1%
Smith & Nephew plc	240,720	4,305,745
Household & Personal Products 0.7%
Reckitt Benckiser Group plc	179,885	15,927,498
Unilever plc	332,783	13,425,046
		29,352,544
Insurance 1.1%
Admiral Group plc	43,972	1,048,249
Aviva plc	1,209,549	9,000,066
Direct Line Insurance Group plc	380,264	2,065,092
Legal & General Group plc	1,862,040	7,236,867
16    See financial notes

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Old Mutual plc	1,461,463	4,499,956
Prudential plc	729,350	15,906,279
RSA Insurance Group plc	217,226	1,717,241
St. James's Place plc	97,704	1,375,711
Standard Life plc	493,358	3,157,303
		46,006,764
Materials 1.3%
Anglo American plc	392,232	4,470,104
Antofagasta plc	73,632	689,668
BHP Billiton plc	584,760	10,180,766
CRH plc	217,818	6,438,779
Croda International plc	45,837	2,038,782
DS Smith plc	252,699	1,534,006
Fresnillo plc	35,400	337,833
Glencore plc *	2,931,455	6,686,222
Johnson Matthey plc	55,266	2,299,226
Mondi plc	95,125	2,162,347
Polymetal International plc	48,238	357,967
Randgold Resources Ltd.	24,072	1,465,730
Rexam plc	233,993	1,937,961
Rio Tinto plc	347,664	12,768,810
		53,368,201
Media 0.7%
Daily Mail & General Trust plc, A Shares	62,304	786,711
Informa plc	110,448	983,542
ITV plc	1,294,224	4,980,273
Pearson plc	201,072	3,503,789
RELX plc	295,944	4,756,442
Sky plc	317,695	5,096,254
WPP plc	395,657	8,221,112
		28,328,123
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	355,561	22,530,338
GlaxoSmithKline plc	1,360,745	28,054,333
Hikma Pharmaceuticals plc	36,832	1,288,733
Shire plc	166,482	12,866,479
		64,739,883
Real Estate 0.4%
Capital & Counties Properties plc	117,296	800,080
Derwent London plc	15,663	869,397
Hammerson plc	300,192	2,899,447
Intu Properties plc	305,856	1,519,413
Land Securities Group plc	222,312	4,280,787
Segro plc	278,952	1,800,202
The British Land Co. plc	304,509	3,840,346
		16,009,672
Retailing 0.4%
Dixons Carphone plc	195,954	1,300,142
Inchcape plc	82,012	921,412
Kingfisher plc	754,728	4,134,669
Marks & Spencer Group plc	461,616	3,702,470
Next plc	45,312	5,536,859
Sports Direct International plc *	81,725	998,003
		16,593,555
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	390,916	5,612,471
Software & Services 0.1%
The Sage Group plc	345,652	2,740,464
Security	Number of Shares	Value ($)
Telecommunication Services 1.1%
BT Group plc	2,270,932	15,275,296
Inmarsat plc	123,192	1,858,694
TalkTalk Telecom Group plc	143,065	662,082
Vodafone Group plc	7,329,294	25,554,656
		43,350,728
Transportation 0.1%
easyJet plc	61,390	1,589,052
International Consolidated Airlines Group S.A. *	325,680	2,699,829
Royal Mail plc	150,719	1,075,579
		5,364,460
Utilities 0.8%
Centrica plc	1,396,601	5,223,869
Drax Group plc	103,368	465,176
National Grid plc	1,022,887	13,531,096
Pennon Group plc	115,993	1,374,551
Severn Trent plc	72,216	2,306,887
SSE plc	298,776	6,759,503
United Utilities Group plc	194,549	2,558,300
		32,219,382
		723,592,725
Total Common Stock
(Cost $4,119,071,698)		4,008,525,131

Preferred Stock 0.4% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Porsche Automobil Holding SE	45,312	3,153,454
Volkswagen AG	41,477	7,877,506
		11,030,960
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	47,954	5,013,237
Total Preferred Stock
(Cost $17,399,990)		16,044,197

Rights 0.0% of net assets
Australia 0.0%
Banks 0.0%
Commonwealth Bank of Australia *	19,568	49,248
Total Rights
(Cost $—)		49,248

Other Investment Companies 0.2% of net assets
United States 0.2%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	1,354,841	1,354,841
See financial notes    17

Schwab International Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	5,643,088	5,643,088
Total Other Investment Companies
(Cost $6,997,929)		6,997,929

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $4,152,351,001 and the unrealized appreciation and depreciation were $286,249,865 and ($406,984,361), respectively, with a net unrealized depreciation of ($120,734,496).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,407,040. Non-cash collateral pledged to the fund for securities on loan amounted to $1,335,511.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,908,252 or 0.1% of net assets.
(f)	Securities are traded on separate exchanges for the same entity.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg'd —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
In addition to the above, the fund held the following at 8/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	25	2,165,875	(131,890)
18    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	593,339,624	603,888,842
0.3%	Preferred Stock	1,798,214	2,006,072
0.0%	Rights	17,940	35,681
1.9%	Other Investment Companies	10,747,636	11,370,259
101.2%	Total Investments	605,903,414	617,300,854
(1.2%)	Other Assets and Liabilities, Net		(7,527,831)
100.0%	Net Assets		609,773,023

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Australia 4.3%
Automobiles & Components 0.0%
ARB Corp., Ltd.	23,436	225,299
Banks 0.0%
Genworth Mortgage Insurance Australia Ltd.	76,467	145,286
Capital Goods 0.1%
Bradken Ltd. *	84,060	69,427
Cardno Ltd.	37,789	74,746
Monadelphous Group Ltd.	24,652	131,252
Seven Group Holdings Ltd.	50,618	177,993
UGL Ltd.	63,040	89,384
		542,802
Commercial & Professional Services 0.3%
Cabcharge Australia Ltd.	46,667	103,224
McMillan Shakespeare Ltd.	23,436	239,754
Mineral Resources Ltd.	53,904	167,000
SAI Global Ltd.	101,338	316,112
SKILLED Group Ltd.	116,762	137,412
Spotless Group Holdings Ltd.	169,010	238,441
Transfield Services Ltd. *	238,752	198,038
Transpacific Industries Group Ltd.	469,344	227,928
Veda Group Ltd.	263,456	390,364
		2,018,273
Consumer Durables & Apparel 0.1%
G.U.D. Holdings Ltd.	39,841	251,665
Consumer Services 0.5%
Ainsworth Game Technology Ltd.	78,747	168,041
Ardent Leisure Group	181,825	315,817
Domino's Pizza Enterprises Ltd.	22,876	643,041
Security	Number of Shares	Value ($)
G8 Education Ltd.	156,380	345,901
InvoCare Ltd.	43,264	355,795
Mantra Group Ltd.	61,547	148,791
Navitas Ltd. (c)	126,410	356,681
Retail Food Group Ltd.	55,920	208,530
Slater & Gordon Ltd.	96,811	224,434
		2,767,031
Diversified Financials 0.2%
BT Investment Management Ltd.	57,942	395,170
FlexiGroup Ltd.	115,342	231,414
Magellan Financial Group Ltd.	40,899	555,551
OzForex Group Ltd.	94,296	174,481
		1,356,616
Energy 0.2%
AWE Ltd. *	217,727	143,552
Beach Energy Ltd.	531,846	252,625
Drillsearch Energy Ltd. *	157,610	69,836
Karoon Gas Australia Ltd. *	51,024	69,634
Liquefied Natural Gas Ltd. *(c)	151,404	299,473
Paladin Energy Ltd. *	495,798	68,542
Senex Energy Ltd. *	605,613	64,402
		968,064
Food, Beverage & Tobacco 0.2%
Australian Agricultural Co., Ltd. *	117,264	110,568
GrainCorp Ltd., Class A	67,523	390,144
Select Harvests Ltd.	38,547	329,848
Tassal Group Ltd.	48,874	130,281
		960,841
Health Care Equipment & Services 0.3%
Australian Pharmaceutical Industries Ltd.	163,123	187,925
Capitol Health Ltd.	208,110	91,475
Estia Health Ltd. *	39,044	187,118
Greencross Ltd.	33,608	139,861
Japara Healthcare Ltd.	118,007	224,212
Primary Health Care Ltd.	180,962	531,133
Regis Healthcare Ltd. *	42,030	178,187
Sigma Pharmaceuticals Ltd.	555,216	316,864
		1,856,775
Household & Personal Products 0.0%
Asaleo Care Ltd.	141,724	181,358
Insurance 0.1%
Cover-More Group Ltd.	111,005	194,382
nib Holdings Ltd.	195,496	422,720
Steadfast Group Ltd.	141,279	154,246
		771,348
Materials 0.4%
Arrium Ltd.	1,321,955	103,092
Evolution Mining Ltd.	304,506	220,197
Independence Group NL	94,224	221,108
Jacana Minerals Ltd. (a)(b)	8,715	—
Northern Star Resources Ltd.	226,762	324,741
Pact Group Holdings Ltd.	84,104	262,949
Perseus Mining Ltd. *	420,300	113,229
Regis Resources Ltd. *	157,610	162,578
Sandfire Resources NL	60,093	258,174
Saracen Mineral Holdings Ltd. *	420,051	131,030
Sirius Resources NL *	104,618	201,739
Syrah Resources Ltd. *	59,161	124,149
See financial notes    19

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
TFS Corp., Ltd.	134,600	146,954
Western Areas Ltd.	92,644	181,277
		2,451,217
Media 0.1%
APN News & Media Ltd. *	267,083	95,621
Nine Entertainment Co. Holdings Ltd.	217,032	255,415
Southern Cross Media Group Ltd.	273,362	182,172
Ten Network Holdings Ltd. *	873,470	114,561
		647,769
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Mayne Pharma Group Ltd. *	289,701	226,949
Mesoblast Ltd. *(c)	83,879	197,427
Sirtex Medical Ltd.	17,315	425,836
		850,212
Real Estate 0.6%
Abacus Property Group	202,570	440,889
Aveo Group	184,298	363,229
BWP Trust	254,178	569,430
Charter Hall Group	143,360	451,260
Charter Hall Retail REIT	145,491	414,646
Cromwell Property Group	586,692	426,334
Investa Office Fund	238,050	649,747
New South Resources Ltd. *	121,764	136,393
		3,451,928
Retailing 0.4%
Automotive Holdings Group Ltd.	150,589	437,716
Breville Group Ltd. (c)	42,265	194,165
JB Hi-Fi Ltd. (c)	43,900	591,335
Myer Holdings Ltd. (c)	247,055	211,931
Premier Investments Ltd.	36,561	321,407
Super Retail Group Ltd.	59,095	369,518
The Reject Shop Ltd.	16,254	97,948
Thorn Group Ltd.	96,284	170,651
		2,394,671
Software & Services 0.3%
Altium Ltd.	50,832	146,312
carsales.com Ltd.	93,407	645,653
IRESS Ltd.	63,008	422,573
iSentia Group Ltd.	77,658	192,695
NEXTDC Ltd. *	101,451	169,740
SMS Management & Technology Ltd.	46,872	150,199
Technology One Ltd.	77,349	193,025
		1,920,197
Telecommunication Services 0.1%
M2 Group Ltd.	66,044	428,888
Vocus Communications Ltd.	78,606	323,778
		752,666
Transportation 0.1%
Qube Holdings Ltd.	267,528	417,261
Virgin Australia Holdings Ltd. *	679,467	223,994
Virgin Australia International Holdings Ltd. (a)(b)	424,000	—
		641,255
Security	Number of Shares	Value ($)
Utilities 0.2%
DUET Group	725,295	1,126,093
Energy World Corp., Ltd. *	420,300	78,963
		1,205,056
		26,360,329
Austria 0.8%
Capital Goods 0.2%
Semperit AG Holding	2,811	109,925
Wienerberger AG	44,014	782,671
Zumtobel Group AG	10,039	288,867
		1,181,463
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	4,246	231,697
Insurance 0.1%
UNIQA Insurance Group AG	34,665	289,335
Materials 0.1%
Lenzing AG	1,773	123,152
Mayr Melnhof Karton AG	3,343	392,751
RHI AG	10,974	229,081
		744,984
Real Estate 0.3%
BUWOG AG *	18,476	390,550
CA Immobilien Anlagen AG *	31,102	578,332
Conwert Immobilien Invest SE *	32,706	424,373
S IMMO AG *	25,300	218,369
		1,611,624
Transportation 0.1%
Flughafen Wien AG	1,868	170,797
Oesterreichische Post AG	12,675	487,637
		658,434
Utilities 0.0%
EVN AG	13,355	148,146
		4,865,683
Belgium 1.6%
Capital Goods 0.1%
Cie d'Entreprises CFE	2,114	265,298
Consumer Durables & Apparel 0.0%
Van de Velde N.V.	3,214	196,090
Diversified Financials 0.4%
Ackermans & van Haaren N.V.	10,178	1,507,668
BHF Kleinwort Benson Group *	24,476	151,032
Gimv N.V.	5,835	276,562
KBC Ancora	6,664	266,796
		2,202,058
Energy 0.1%
Euronav S.A.	39,855	531,648
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	73,765	224,488
Fagron	10,818	287,281
Ion Beam Applications	6,032	186,916
		698,685
Household & Personal Products 0.1%
Ontex Group N.V.	22,187	693,111
20    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.2%
Bekaert N.V.	12,892	373,705
Nyrstar N.V. *	117,796	295,790
Tessenderlo Chemie N.V. *	10,491	370,582
		1,040,077
Media 0.0%
Kinepolis Group N.V.	4,261	176,153
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ThromboGenics N.V. *	9,770	32,754
Real Estate 0.3%
Befimmo S.A.	9,144	563,522
Cofinimmo S.A.	7,591	795,879
Warehouses De Pauw SCA	3,960	315,528
		1,674,929
Retailing 0.1%
D'Ieteren S.A. N.V.	13,490	497,755
Semiconductors & Semiconductor Equipment 0.1%
Melexis N.V.	8,969	446,360
Software & Services 0.0%
Econocom Group S.A. N.V.	20,990	185,026
Technology Hardware & Equipment 0.0%
Barco N.V.	4,214	261,068
Telecommunication Services 0.0%
Mobistar S.A. *	10,605	220,665
Utilities 0.1%
Elia System Operator S.A. N.V.	9,798	442,824
		9,564,501
Canada 14.0%
Automobiles & Components 0.2%
Linamar Corp.	19,180	996,264
Martinrea International, Inc.	32,439	285,015
		1,281,279
Banks 0.3%
Canadian Western Bank	29,907	555,207
Genworth MI Canada, Inc.	15,611	357,627
Home Capital Group, Inc.	26,957	557,172
Laurentian Bank of Canada	8,495	309,153
		1,779,159
Capital Goods 0.8%
Aecon Group, Inc.	27,857	267,159
ATS Automation Tooling Systems, Inc. *	37,917	387,862
CAE, Inc.	102,902	1,117,575
MacDonald, Dettwiler & Associates Ltd.	13,985	814,504
Russel Metals, Inc.	27,857	462,922
Toromont Industries Ltd.	33,535	883,177
WSP Global, Inc.	30,535	968,491
		4,901,690
Commercial & Professional Services 0.5%
Black Diamond Group Ltd.	8,313	58,731
Progressive Waste Solutions Ltd.	46,683	1,274,353
Ritchie Bros. Auctioneers, Inc.	34,444	940,511
Stantec, Inc.	35,745	828,543
Transcontinental, Inc., Class A	25,300	272,871
		3,375,009
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.5%
Dorel Industries, Inc., Class B	12,051	320,907
Gildan Activewear, Inc.	88,696	2,753,209
		3,074,116
Consumer Services 0.2%
Amaya, Inc. *	37,120	764,999
Great Canadian Gaming Corp. *	21,114	292,152
		1,057,151
Diversified Financials 0.7%
Canaccord Genuity Group, Inc.	37,479	174,367
Element Financial Corp. *	92,801	1,312,675
Onex Corp.	33,754	2,032,090
Sprott, Inc.	59,533	100,676
TMX Group Ltd.	13,054	477,322
		4,097,130
Energy 3.1%
Advantage Oil & Gas Ltd. *	62,593	344,838
AltaGas Ltd.	50,618	1,376,064
Bankers Petroleum Ltd. *	101,297	178,916
Baytex Energy Corp.	75,579	432,286
Bellatrix Exploration Ltd. *(c)	46,908	87,787
Birchcliff Energy Ltd. *	44,274	228,940
Bonavista Energy Corp.	78,316	240,746
Bonterra Energy Corp.	11,933	196,148
Calfrac Well Services Ltd.	30,536	105,574
Canadian Energy Services & Technology Corp.	69,193	399,921
Enerflex Ltd.	32,743	311,311
Enerplus Corp.	76,020	478,803
Ensign Energy Services, Inc.	49,524	391,576
Gibson Energy, Inc.	47,450	691,868
Gran Tierra Energy, Inc. *	104,634	257,161
Kelt Exploration Ltd. *	48,316	228,779
Keyera Corp.	62,117	1,885,219
Mullen Group Ltd.	30,712	441,117
NuVista Energy Ltd. *	55,900	239,061
Pacific Exploration & Production Corp.	116,075	389,098
Paramount Resources Ltd., A Shares *	19,970	211,332
Parex Resources, Inc. *	51,144	348,648
Parkland Fuel Corp.	26,812	457,648
Pason Systems, Inc.	27,857	429,213
Pengrowth Energy Corp.	201,022	291,599
Penn West Petroleum Ltd.	186,033	144,017
Peyto Exploration & Development Corp.	50,618	1,186,223
PrairieSky Royalty Ltd.	55,464	1,148,882
Precision Drilling Corp.	110,607	527,056
Raging River Exploration, Inc. *	63,645	402,296
Secure Energy Services, Inc.	48,209	385,889
Seven Generations Energy Ltd., A Shares *	53,097	548,330
ShawCor Ltd.	24,035	529,294
Surge Energy, Inc.	82,432	187,106
TORC Oil & Gas Ltd.	41,700	195,258
Trican Well Service Ltd. *	35,787	49,491
Trilogy Energy Corp.	15,242	55,103
Trinidad Drilling Ltd.	20,552	42,633
Veresen, Inc.	104,234	1,064,668
See financial notes    21

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Vermilion Energy, Inc.	35,737	1,224,271
Whitecap Resources, Inc.	105,678	901,500
		19,235,670
Food & Staples Retailing 0.3%
Empire Co., Ltd., A Shares	19,317	1,279,960
The Jean Coutu Group PJC, Inc., A Shares	31,861	484,441
The North West Co., Inc.	11,094	225,882
		1,990,283
Food, Beverage & Tobacco 0.2%
Cott Corp.	37,760	394,202
Maple Leaf Foods, Inc.	34,934	586,041
		980,243
Health Care Equipment & Services 0.1%
Chartwell Retirement Residences	61,945	542,862
Extendicare, Inc.	33,979	200,733
		743,595
Insurance 0.2%
Industrial Alliance Insurance & Financial Services, Inc.	38,845	1,226,807
Materials 2.3%
Alacer Gold Corp. *	84,306	181,855
Alamos Gold, Inc., Class A *	101,914	415,163
B2Gold Corp. *	353,321	408,955
Canfor Corp. *	31,477	475,526
Capstone Mining Corp. *	107,592	50,137
Cascades, Inc.	18,916	121,984
CCL Industries, Inc., Class B	12,068	1,560,087
Centerra Gold, Inc.	54,258	271,188
China Gold International Resources Corp., Ltd. *	68,318	97,047
Detour Gold Corp. *	64,224	641,516
Dominion Diamond Corp.	29,652	348,559
First Majestic Silver Corp. *	2,560	8,735
HudBay Minerals, Inc.	87,476	433,271
IAMGOLD Corp. *	154,478	256,593
Imperial Metals Corp. *	20,641	136,055
Kinross Gold Corp. *	425,294	751,177
Lundin Mining Corp. *	235,670	791,766
Major Drilling Group International, Inc.	13,853	42,064
Methanex Corp.	34,107	1,380,173
Nevsun Resources Ltd.	76,020	225,689
New Gold, Inc. *	190,900	434,744
Norbord, Inc.	16,246	263,868
NOVAGOLD RESOURCES, Inc. *	93,468	345,631
OceanaGold Corp.	120,195	209,585
Osisko Gold Royalties Ltd.	32,468	372,632
Pan American Silver Corp.	56,674	388,902
Pretium Resources, Inc. *	40,411	213,824
Primero Mining Corp. *	60,528	173,327
SEMAFO, Inc. *	106,035	259,808
Silver Standard Resources, Inc. *	22,100	140,689
Stella-Jones, Inc.	16,560	556,356
Tahoe Resources, Inc.	80,492	665,473
Torex Gold Resources, Inc. *	307,659	286,732
West Fraser Timber Co., Ltd.	22,870	880,594
		13,789,705
Security	Number of Shares	Value ($)
Media 0.5%
Aimia, Inc.	68,961	593,982
Cineplex, Inc.	25,300	910,078
Cogeco Cable, Inc.	5,619	280,464
Corus Entertainment, Inc., B Shares	28,058	301,352
Quebecor, Inc., Class B	34,686	735,171
Torstar Corp., Class B	26,562	79,257
		2,900,304
Real Estate 1.5%
Allied Properties Real Estate Investment Trust	27,180	712,134
Artis Real Estate Investment Trust	51,804	477,352
Boardwalk Real Estate Investment Trust	14,953	612,843
Canadian Apartment Properties REIT	43,470	914,814
Canadian Real Estate Investment Trust	24,860	766,073
Colliers International Group, Inc.	11,452	499,395
Cominar Real Estate Investment Trust	54,477	664,533
Dream Office Real Estate Investment Trust	37,742	603,078
Dream Unlimited Corp., Class A *	24,229	150,236
First Capital Realty, Inc.	33,397	436,508
Granite Real Estate Investment Trust	17,884	516,962
H&R Real Estate Investment Trust	95,961	1,489,361
InnVest Real Estate Investment Trust	23,436	92,476
Morguard Real Estate Investment Trust	15,761	171,292
Northern Property Real Estate Investment Trust	12,256	190,680
Smart Real Estate Investment Trust	36,458	802,049
		9,099,786
Retailing 0.6%
AutoCanada, Inc.	6,688	151,052
Dollarama, Inc.	42,343	2,390,685
Hudson's Bay Co.	41,489	711,596
RONA, Inc.	48,122	513,591
		3,766,924
Software & Services 0.9%
Constellation Software, Inc.	5,804	2,452,512
DH Corp.	37,054	1,188,624
Open Text Corp.	45,401	2,036,135
		5,677,271
Technology Hardware & Equipment 0.2%
Avigilon Corp. *	13,950	145,738
Celestica, Inc. *	52,817	638,330
Sierra Wireless, Inc. *	11,592	257,019
		1,041,087
Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	20,961	447,263
Transportation 0.1%
TransForce, Inc.	29,257	520,711
Westshore Terminals Investment Corp.	20,395	406,060
		926,771
22    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Utilities 0.7%
Algonquin Power & Utilities Corp.	67,351	495,072
Atco Ltd., Class I	29,214	871,699
Capital Power Corp.	39,655	609,802
Emera, Inc.	13,577	464,914
Innergex Renewable Energy, Inc.	28,648	227,160
Just Energy Group, Inc.	44,312	264,107
Northland Power, Inc.	33,744	416,442
Superior Plus Corp.	50,618	436,749
TransAlta Corp.	92,145	455,704
		4,241,649
		85,632,892
Denmark 1.6%
Banks 0.2%
Spar Nord Bank A/S	31,752	376,579
Sydbank A/S	25,890	984,131
		1,360,710
Capital Goods 0.3%
FLSmidth & Co. A/S	18,476	698,427
NKT Holding A/S	10,048	543,351
Rockwool International A/S, B Shares	2,793	379,889
Solar A/S, B Shares	2,120	136,060
		1,757,727
Consumer Durables & Apparel 0.0%
Bang & Olufsen A/S *	12,650	88,878
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	15,118	501,584
Schouw & Co.	4,180	231,872
		733,456
Health Care Equipment & Services 0.2%
Ambu A/S, Class B	8,501	262,902
GN Store Nord A/S	60,937	1,086,813
		1,349,715
Insurance 0.1%
Topdanmark A/S *	30,941	860,266
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
ALK-Abello A/S	2,313	281,266
Bavarian Nordic A/S *	7,041	318,169
Genmab A/S *	17,231	1,545,631
		2,145,066
Retailing 0.1%
Matas A/S	15,130	302,098
Software & Services 0.1%
SimCorp A/S	14,206	680,330
Transportation 0.1%
Dfds A/S	2,372	386,725
		9,664,971
Finland 1.8%
Capital Goods 0.5%
Cargotec Oyj, B Shares	15,820	500,945
Cramo Oyj	9,069	184,132
Konecranes Oyj	21,702	684,040
Outotec Oyj (c)	73,135	424,899
Security	Number of Shares	Value ($)
Ramirent Oyj	30,511	246,834
Uponor Oyj	20,782	333,925
Valmet Oyj	50,412	507,250
YIT Oyj	47,524	275,838
		3,157,863
Commercial & Professional Services 0.1%
Caverion Corp.	47,044	490,229
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	46,422	1,270,747
Food, Beverage & Tobacco 0.1%
Raisio Oyj, V Shares	45,196	210,671
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	38,191	183,582
Materials 0.4%
Huhtamaki Oyj	39,842	1,295,092
Kemira Oyj	26,983	320,787
Metsa Board Oyj	78,764	483,638
Outokumpu Oyj *(c)	76,443	328,741
		2,428,258
Media 0.0%
Sanoma Oyj (c)	21,222	78,852
Real Estate 0.1%
Citycon Oyj *	140,838	352,861
Sponda Oyj	89,743	360,999
		713,860
Software & Services 0.1%
Tieto Oyj	27,373	702,069
Telecommunication Services 0.3%
Elisa Oyj	57,614	1,917,327
Transportation 0.0%
Finnair Oyj *	26,954	87,586
		11,241,044
France 3.6%
Automobiles & Components 0.2%
Faurecia	23,031	830,186
Plastic Omnium S.A.	23,114	597,884
		1,428,070
Capital Goods 0.3%
LISI	6,536	188,948
Manitou BF S.A.	4,183	80,617
Mersen	8,759	197,958
Nexans S.A. *	14,584	569,660
Saft Groupe S.A.	12,070	440,626
Tarkett S.A.	7,314	170,135
		1,647,944
Commercial & Professional Services 0.4%
Derichebourg S.A. *	9,074	29,821
Elior Participations S.C.A. (e)	22,380	454,140
Elis S.A.	12,600	199,915
Teleperformance	22,776	1,601,667
		2,285,543
Consumer Durables & Apparel 0.1%
Beneteau S.A.	15,324	226,651
Trigano S.A.	3,454	144,901
		371,552
See financial notes    23

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
Coface S.A. *	27,765	260,894
Euronext N.V. (e)	25,091	1,146,648
		1,407,542
Energy 0.2%
Bourbon S.A.	10,165	139,526
CGG S.A. *	61,516	293,843
Etablissements Maurel et Prom *	32,595	171,438
Gaztransport Et Technigaz S.A.	5,200	269,830
MPI	47,851	146,374
		1,021,011
Food & Staples Retailing 0.0%
Rallye S.A.	11,861	289,594
Food, Beverage & Tobacco 0.1%
Bonduelle S.C.A.	6,948	193,541
Vilmorin & Cie S.A.	2,763	213,217
		406,758
Health Care Equipment & Services 0.4%
Korian S.A.	16,402	574,234
Orpea	16,248	1,251,654
Sartorius Stedim Biotech	1,420	454,501
		2,280,389
Materials 0.1%
Eramet *(c)	3,195	180,790
Vicat	7,988	536,138
		716,928
Media 0.4%
Havas S.A.	67,930	573,150
IPSOS	15,375	350,497
Metropole Television S.A.	27,175	524,799
Societe d'Edition de Canal	501	4,485
Solocal Group *	214,125	78,936
Technicolor S.A. - Reg'd	106,225	787,827
		2,319,694
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Boiron S.A.	1,532	163,369
DBV Technologies S.A. *	7,475	613,942
Eurofins Scientific SE	3,186	1,066,868
Genfit *	7,101	298,216
Virbac S.A.	1,760	404,079
		2,546,474
Real Estate 0.1%
Mercialys S.A.	16,856	378,687
Nexity S.A.	10,876	485,573
		864,260
Retailing 0.0%
Groupe Fnac S.A. *	4,224	240,152
Semiconductors & Semiconductor Equipment 0.0%
SOITEC *	89,565	58,207
Software & Services 0.4%
Alten S.A.	9,580	456,104
Altran Technologies S.A.	46,577	522,156
GameLoft SE *	23,436	91,385
Sopra Steria Group	4,643	487,941
UBISOFT Entertainment *	38,717	724,269
		2,281,855
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Neopost S.A.	13,568	467,871
Parrot S.A. *	3,542	150,259
		618,130
Utilities 0.2%
Rubis S.C.A.	13,733	973,126
		21,757,229
Germany 5.5%
Automobiles & Components 0.2%
ElringKlinger AG	15,195	363,505
Leoni AG	13,962	846,832
		1,210,337
Banks 0.1%
Aareal Bank AG	20,598	765,796
Capital Goods 1.3%
Bauer AG	3,781	68,209
BayWa AG	7,512	253,610
Deutz AG	40,420	236,417
DMG Mori AG	14,643	560,069
Duerr AG	5,838	451,362
Heidelberger Druckmaschinen AG *	56,181	135,974
Indus Holding AG	5,770	270,087
KION Group AG *	22,020	978,547
Kloeckner & Co. SE (c)	42,329	383,421
Krones AG	5,913	632,339
KUKA AG	9,522	757,741
Nordex SE *	23,201	668,375
Norma Group SE	13,980	688,302
Pfeiffer Vacuum Technology AG	4,012	424,550
Rational AG	1,572	645,298
Rheinmetall AG	4,901	302,146
SGL Carbon SE *(c)	24,274	393,298
Vossloh AG *	2,770	200,660
Wacker Neuson SE	6,720	111,892
		8,162,297
Commercial & Professional Services 0.1%
Bertrandt AG	1,307	141,880
Bilfinger SE	11,820	474,477
		616,357
Consumer Durables & Apparel 0.1%
Gerry Weber International AG	11,817	261,641
Diversified Financials 0.1%
Aurelius AG	5,838	282,592
Deutsche Beteiligungs AG	4,848	149,113
Grenkeleasing AG	2,304	378,984
		810,689
Food, Beverage & Tobacco 0.0%
KWS Saat SE	687	224,469
Health Care Equipment & Services 0.1%
Carl Zeiss Meditec AG	4,997	132,839
CompuGroup Medical AG	6,280	193,616
Rhoen-Klinikum AG	18,521	495,784
		822,239
24    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Materials 0.3%
Aurubis AG	17,483	1,159,710
Salzgitter AG	16,238	505,357
		1,665,067
Media 0.2%
CTS Eventim AG & Co., KGaA	12,357	431,649
Stroeer SE	8,770	515,906
		947,555
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Gerresheimer AG	10,609	768,282
MorphoSys AG *	9,634	680,402
STADA Arzneimittel AG	25,334	871,189
		2,319,873
Real Estate 1.6%
alstria Office REIT-AG *	33,998	454,280
Deutsche Annington Immobilien SE	160,066	5,234,444
Deutsche Euroshop AG	18,712	831,857
DIC Asset AG	12,690	115,061
Grand City Properties S.A.	28,592	504,908
LEG Immobilien AG *	21,094	1,580,764
Patrizia Immobilien AG *	15,207	356,806
TAG Immobilien AG	43,914	501,405
		9,579,525
Retailing 0.0%
Takkt AG	9,591	195,483
Semiconductors & Semiconductor Equipment 0.3%
AIXTRON SE *(c)	37,491	239,450
Dialog Semiconductor plc *	27,345	1,310,322
		1,549,772
Software & Services 0.2%
Bechtle AG	4,805	416,398
Nemetschek AG	6,730	235,052
Software AG	21,055	581,782
		1,233,232
Technology Hardware & Equipment 0.1%
Jenoptik AG	19,459	262,518
Wincor Nixdorf AG	10,221	435,200
		697,718
Telecommunication Services 0.3%
Drillisch AG	15,596	704,604
Freenet AG	41,274	1,312,042
		2,016,646
Transportation 0.1%
Hamburger Hafen und Logistik AG	6,948	126,471
Sixt SE	4,761	213,521
		339,992
		33,418,688
Greece 0.3%
Banks 0.0%
Eurobank Ergasias S.A. *	3,024,936	122,020
Capital Goods 0.0%
Ellaktor S.A. *	63,114	87,692
Metka S.A.	9,700	73,256
		160,948
Security	Number of Shares	Value ($)
Diversified Financials 0.0%
Hellenic Exchanges - Athens Stock Exchange S.A. Holding	18,680	90,212
Energy 0.1%
Hellenic Petroleum S.A. *	22,250	107,952
Motor Oil Hellas Corinth Refineries S.A. *	17,505	182,413
		290,365
Materials 0.1%
Mytilineos Holdings S.A. *	25,651	130,489
Titan Cement Co. S.A.	15,548	326,131
		456,620
Real Estate 0.0%
Grivalia Properties REIC	12,800	111,871
Retailing 0.1%
FF Group *	11,964	254,707
JUMBO S.A.	34,100	286,568
		541,275
Utilities 0.0%
Public Power Corp. S.A.	33,915	154,287
The Athens Water Supply & Sewage Co. S.A.	15,118	84,021
		238,308
		2,011,619
Hong Kong 2.2%
Automobiles & Components 0.1%
Minth Group Ltd.	233,970	406,954
Nexteer Automotive Group Ltd.	259,457	244,390
Xinchen China Power Holdings Ltd. *(c)	293,980	60,693
		712,037
Capital Goods 0.1%
FDG Electric Vehicles Ltd. *(c)	4,140,000	256,411
Louis XIII Holdings Ltd. *	480,581	146,964
Summit Ascent Holdings Ltd. *(c)	349,512	147,471
		550,846
Consumer Durables & Apparel 0.2%
Goodbaby International Holdings Ltd. *	414,000	162,394
Haier Healthwise Holdings Ltd. *(c)	1,118,945	76,521
Man Wah Holdings Ltd. (c)	331,200	350,001
Pacific Textiles Holdings Ltd.	220,485	315,790
Stella International Holdings Ltd.	139,437	344,002
		1,248,708
Consumer Services 0.1%
China LotSynergy Holdings Ltd.	2,893,932	119,491
Dynam Japan Holdings Co., Ltd.	133,436	173,207
NagaCorp Ltd. (c)	507,535	313,033
REXLot Holdings Ltd. (a)(c)	3,330,028	94,529
		700,260
Diversified Financials 0.3%
China Financial International Investments Ltd. *	1,488,651	167,112
China LNG Group Ltd. (c)	5,903,230	205,660
China Smarter Energy Group Holdings Ltd. *(c)	1,564,827	179,702
See financial notes    25

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Guotai Junan International Holdings Ltd. (c)	877,491	229,844
Haitong International Securities Group Ltd.	885,825	451,482
Shenwan Hongyuan HK Ltd.	163,007	63,940
Sun Hung Kai & Co., Ltd.	179,961	114,942
Value Partners Group Ltd.	353,709	319,021
		1,731,703
Energy 0.1%
NewOcean Energy Holdings Ltd. (c)	423,966	175,603
Sino Oil & Gas Holdings Ltd. *(c)	8,407,435	196,353
SPT Energy Group, Inc. *(c)	516,073	50,608
Yanchang Petroleum International Ltd. *	2,083,575	62,641
		485,205
Food, Beverage & Tobacco 0.1%
Imperial Pacific International Holdings Ltd. *(c)	15,879,004	389,289
Health Care Equipment & Services 0.1%
Town Health International Medical Group Ltd. (c)	1,650,211	368,367
Materials 0.2%
AMVIG Holdings Ltd.	276,064	106,863
G-Resources Group Ltd.	10,605,868	281,909
KuangChi Science Ltd. *(c)	702,086	165,782
MMG Ltd. *	816,645	168,597
Superb Summit International Group Ltd. *(a)(b)(c)	1,120,000	52,748
Yingde Gases Group Co., Ltd.	451,517	188,179
		964,078
Media 0.0%
Hong Kong Television Network Ltd. *	243,858	53,806
TOM Group Ltd. *	708,864	142,686
		196,492
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
China Animal Healthcare Ltd. *(a)(b)(c)	192,752	84,064
Lee's Pharmaceutical Holdings Ltd.	112,684	158,193
The United Laboratories International Holdings Ltd. *	223,087	111,687
		353,944
Real Estate 0.4%
Far East Consortium International Ltd.	557,151	222,859
Fortune Real Estate Investment Trust (c)	513,418	502,153
Goldin Properties Holdings Ltd. *(c)	520,950	497,420
K Wah International Holdings Ltd.	461,939	208,616
Lai Sun Development Co., Ltd.	5,258,945	90,250
Midland Holdings Ltd. *(c)	440,970	177,525
Sunlight Real Estate Investment Trust	461,939	223,517
Yuexiu Real Estate Investment Trust	584,885	307,912
		2,230,252
Retailing 0.1%
Chow Sang Sang Holdings International Ltd.	110,984	218,530
Giordano International Ltd.	461,939	251,531
Security	Number of Shares	Value ($)
Luk Fook Holdings International Ltd.	119,951	309,549
Springland International Holdings Ltd.	414,000	109,509
		889,119
Semiconductors & Semiconductor Equipment 0.0%
United Photovoltaics Group Ltd. *	1,295,940	110,363
Varitronix International Ltd.	210,150	147,782
		258,145
Technology Hardware & Equipment 0.1%
GCL New Energy Holdings Ltd. *(c)	2,115,961	128,322
Ju Teng International Holdings Ltd.	492,041	187,927
Suncorp Technologies Ltd. *(c)	5,667,290	165,996
TCL Communication Technology Holdings Ltd. (c)	175,443	118,621
Truly International Holdings Ltd.	635,968	156,734
		757,600
Telecommunication Services 0.1%
APT Satellite Holdings Ltd.	133,847	97,405
CITIC Telecom International Holdings Ltd.	621,000	198,719
SmarTone Telecommunications Holding Ltd.	177,533	318,412
		614,536
Transportation 0.1%
Pacific Basin Shipping Ltd.	653,135	204,788
SITC International Holdings Co., Ltd.	446,971	224,349
		429,137
Utilities 0.0%
CGN Meiya Power Holdings Co., Ltd. *(e)	420,300	100,329
Kong Sun Holdings Ltd. *	1,972,332	201,049
		301,378
		13,181,096
Ireland 0.9%
Capital Goods 0.3%
Kingspan Group plc	65,929	1,617,828
Consumer Services 0.2%
Paddy Power plc	12,753	1,400,394
Food, Beverage & Tobacco 0.3%
C&C Group plc	143,388	570,365
Glanbia plc	58,602	1,173,407
		1,743,772
Insurance 0.0%
FBD Holdings plc	2,994	20,179
Real Estate 0.1%
Green REIT plc	225,863	380,884
		5,163,057
Israel 0.4%
Capital Goods 0.0%
Electra Ltd.	728	94,815
Energy 0.0%
Naphtha Israel Petroleum Corp., Ltd. *	25,502	145,846
26    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,049	224,585
Insurance 0.0%
Menorah Mivtachim Holdings Ltd.	23,436	223,087
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Compugen Ltd. *	21,136	108,359
Real Estate 0.2%
Africa Israel Properties Ltd.	7,081	104,031
Alony Hetz Properties & Investments Ltd.	29,274	224,638
Jerusalem Oil Exploration *	4,260	171,190
Nitsba Holdings 1995 Ltd. *	10,818	194,459
Reit 1 Ltd.	62,767	178,525
		872,843
Semiconductors & Semiconductor Equipment 0.1%
EZchip Semiconductor Ltd. *	11,939	267,047
Nova Measuring Instruments Ltd. *	22,653	247,014
Tower Semiconductor Ltd. *	18,521	225,637
		739,698
Technology Hardware & Equipment 0.1%
Ituran Location and Control Ltd.	10,039	243,687
		2,652,920
Italy 4.0%
Automobiles & Components 0.1%
Brembo S.p.A.	7,734	320,727
Piaggio & C S.p.A.	88,670	250,771
		571,498
Banks 1.0%
Banca Carige S.p.A. *	245,219	455,290
Banca Popolare dell'Emilia Romagna SC	171,832	1,470,988
Banca Popolare di Milano Scarl	1,634,064	1,733,011
Banca Popolare di Sondrio Scarl	175,010	863,619
Credito Emiliano S.p.A.	29,471	236,604
Credito Valtellinese Scarl *	430,477	596,666
FinecoBank Banca Fineco S.p.A.	65,619	508,433
		5,864,611
Capital Goods 0.3%
Astaldi S.p.A. (c)	20,148	220,001
C.I.R. - Compagnie Industriali Riunite S.p.A *	87,184	80,496
Cofide S.p.A. *	56,482	26,220
Danieli & C Officine Meccaniche S.p.A.	15,418	227,178
Industria Macchine Automatiche S.p.A.	4,823	222,544
Interpump Group S.p.A.	35,196	478,766
Salini Impregilo S.p.A	84,104	351,133
		1,606,338
Consumer Durables & Apparel 0.3%
Brunello Cucinelli S.p.A.	6,948	126,199
De'Longhi S.p.A.	17,888	442,159
Moncler S.p.A.	49,090	887,236
Security	Number of Shares	Value ($)
Safilo Group S.p.A. *	8,365	97,479
Tod's S.p.A.	6,877	628,398
		2,181,471
Consumer Services 0.1%
Autogrill S.p.A. *	43,356	375,284
Diversified Financials 0.4%
Anima Holding S.p.A. (e)	76,212	722,019
Azimut Holding S.p.A.	45,037	992,121
Banca Generali S.p.A.	21,563	645,591
Cerved Information Solutions S.p.A. *	36,870	303,649
DeA Capital S.p.A.	18,396	27,786
		2,691,166
Energy 0.1%
ERG S.p.A.	31,986	456,247
Saras S.p.A. *	140,784	357,458
		813,705
Food & Staples Retailing 0.0%
MARR S.p.A.	2,247	43,054
Health Care Equipment & Services 0.2%
Amplifon S.p.A.	24,882	199,901
DiaSorin S.p.A.	8,925	410,419
Sorin S.p.A. *	173,901	545,597
		1,155,917
Insurance 0.2%
Societa Cattolica di Assicurazioni Scarl	54,931	388,689
Unipol Gruppo Finanziario S.p.A.	208,826	983,692
		1,372,381
Materials 0.3%
Buzzi Unicem S.p.A.	29,112	495,497
Cementir Holding S.p.A.	17,050	101,636
Italcementi S.p.A.	68,728	767,787
Italmobiliare S.p.A.	2,344	97,625
Italmobiliare S.p.A. - RSP	7,283	209,891
Zignago Vetro S.p.A.	5,357	32,924
		1,705,360
Media 0.0%
RAI Way S.p.A. (e)	7,414	40,723
RCS MediaGroup S.p.A. *	165,466	178,544
		219,267
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Recordati S.p.A.	44,645	1,062,025
Real Estate 0.1%
Beni Stabili S.p.A.	406,009	314,359
Immobiliare Grande Distribuzione	119,025	111,562
		425,921
Retailing 0.2%
World Duty Free S.p.A. *	39,769	455,861
Yoox S.p.A. *	20,314	640,973
		1,096,834
Technology Hardware & Equipment 0.1%
Ei Towers S.p.A.	6,506	398,032
See financial notes    27

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Transportation 0.1%
Ansaldo STS S.p.A.	46,472	493,901
ASTM S.p.A.	8,926	118,319
Societa Iniziative Autostradali e Servizi S.p.A.	12,948	148,129
		760,349
Utilities 0.3%
A2A S.p.A.	552,157	676,849
ACEA S.p.A.	19,952	273,863
Falck Renewables S.p.A.	23,356	29,834
Hera S.p.A.	295,603	755,189
Iren S.p.A.	232,357	365,800
		2,101,535
		24,444,748
Japan 18.6%
Automobiles & Components 0.7%
Akebono Brake Industry Co., Ltd.	47,939	143,597
Daido Metal Co., Ltd.	14,968	131,419
Eagle Industry Co., Ltd.	8,967	183,950
FCC Co., Ltd.	11,933	182,168
HI-LEX Corp.	9,405	292,973
Keihin Corp.	23,935	331,813
Mitsuba Corp.	13,686	237,276
Musashi Seimitsu Industry Co., Ltd.	15,137	281,793
Nippon Seiki Co., Ltd.	16,451	329,196
Nissin Kogyo Co., Ltd.	25,587	353,660
Pacific Industrial Co., Ltd.	21,576	222,374
Press Kogyo Co., Ltd.	41,938	165,073
Sanden Holdings Corp.	40,455	151,558
Showa Corp.	23,935	202,446
Topre Corp.	14,968	290,875
TPR Co., Ltd.	13,147	318,192
Unipres Corp.	11,933	223,722
Yorozu Corp.	6,300	125,548
		4,167,633
Banks 1.3%
Ashikaga Holdings Co., Ltd.	82,800	341,626
Bank of the Ryukyus Ltd.	23,935	340,109
FIDEA Holdings Co., Ltd.	117,846	229,498
Jimoto Holdings, Inc.	77,944	135,711
Kansai Urban Banking Corp.	19,148	212,993
The Aichi Bank Ltd.	4,381	233,538
The Akita Bank Ltd.	76,509	229,808
The Aomori Bank Ltd.	86,980	268,437
The Bank of Iwate Ltd.	6,439	284,796
The Bank of Nagoya Ltd.	70,460	269,781
The Bank of Okinawa Ltd.	7,146	282,750
The Chiba Kogyo Bank Ltd.	31,757	179,769
The Eighteenth Bank Ltd.	60,934	176,992
The Fukui Bank Ltd.	163,869	332,647
The Higashi-Nippon Bank Ltd.	58,080	213,274
The Kiyo Bank Ltd.	41,926	643,152
The Minato Bank Ltd.	69,435	134,074
The Miyazaki Bank Ltd.	67,494	224,451
The Ogaki Kyoritsu Bank Ltd.	118,468	420,359
The Oita Bank Ltd.	71,943	302,768
The Tochigi Bank Ltd.	43,932	235,276
The Toho Bank Ltd.	139,855	566,644
The Towa Bank Ltd.	282,492	263,412
Security	Number of Shares	Value ($)
The Yamagata Bank Ltd.	62,976	260,354
The Yamanashi Chuo Bank Ltd.	59,941	293,807
Tokyo TY Financial Group, Inc.	13,256	367,539
TOMONY Holdings, Inc.	86,373	343,539
Tsukuba Bank Ltd.	56,099	206,925
		7,994,029
Capital Goods 4.3%
Aica Kogyo Co., Ltd.	27,802	593,045
Aida Engineering Ltd.	23,935	221,604
Asahi Diamond Industrial Co., Ltd.	22,890	214,384
Bunka Shutter Co., Ltd.	10,500	79,886
Central Glass Co., Ltd.	103,849	430,187
Chiyoda Integre Co., Ltd.	6,820	160,335
Chudenko Corp.	16,407	326,014
CKD Corp.	16,282	149,136
Daifuku Co., Ltd.	38,096	556,107
Daihen Corp.	50,974	246,489
Daiho Corp.	36,858	175,797
Denyo Co., Ltd.	16,685	261,045
Fudo Tetra Corp.	64,797	91,968
Fuji Machine Manufacturing Co., Ltd.	40,620	364,687
Fujitec Co., Ltd.	30,543	271,191
Fukushima Industries Corp.	5,430	117,261
Furukawa Co., Ltd.	109,432	266,390
Futaba Corp.	21,041	288,221
Giken Ltd. (c)	6,652	87,387
Hanwa Co., Ltd.	120,486	506,064
Hazama Ando Corp.	73,495	482,143
Hibiya Engineering Ltd.	9,405	116,180
Hitachi Koki Co., Ltd.	20,700	155,782
Hitachi Zosen Corp.	57,682	299,869
Inaba Denki Sangyo Co., Ltd.	8,360	270,768
Inabata & Co., Ltd.	20,700	225,473
Iseki & Co., Ltd.	89,946	143,991
Iwatani Corp.	68,977	413,230
Juki Corp.	10,710	130,268
Kanamoto Co., Ltd.	11,664	308,961
Kanematsu Corp.	113,950	175,836
Kato Works Co., Ltd.	17,934	81,098
Kitz Corp.	41,500	177,732
Komori Corp.	22,890	261,983
Kumagai Gumi Co., Ltd.	142,472	465,560
Kuroda Electric Co., Ltd.	22,094	409,847
Kyowa Exeo Corp.	51,754	532,551
Kyudenko Corp.	11,933	234,948
Maeda Corp.	47,939	384,904
Makino Milling Machine Co., Ltd.	32,971	256,019
Meidensha Corp.	65,942	212,760
Mirait Holdings Corp.	33,847	317,285
Miura Co., Ltd.	31,050	347,947
MonotaRO Co., Ltd.	10,181	515,834
Morita Holdings Corp.	14,968	152,910
Nachi-Fujikoshi Corp.	62,976	291,014
Namura Shipbuilding Co., Ltd.	21,138	154,543
Nichias Corp.	28,453	182,197
Nippon Carbon Co., Ltd.	18,910	47,905
Nippon Densetsu Kogyo Co., Ltd.	12,440	229,737
Nippon Sheet Glass Co., Ltd. *	354,432	321,719
Nippon Steel & Sumikin Bussan Corp.	49,491	164,990
Nishimatsu Construction Co., Ltd.	112,467	505,793
Nishio Rent All Co., Ltd.	5,932	152,234
28    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Nissei ASB Machine Co., Ltd.	5,486	106,655
Nitta Corp.	7,484	179,465
Nitto Boseki Co., Ltd.	100,465	476,687
Nitto Kogyo Corp.	13,534	256,083
Noritz Corp.	22,890	344,715
Obara Group, Inc.	4,787	196,718
Oiles Corp.	21,138	330,715
Okabe Co., Ltd.	23,935	200,866
Okumura Corp.	98,982	542,345
Organo Corp.	10,500	41,676
OSG Corp.	28,891	586,236
Penta-Ocean Construction Co., Ltd.	119,951	578,053
Raito Kogyo Co., Ltd.	18,272	180,029
Ryobi Ltd.	31,488	125,760
Sanki Engineering Co., Ltd.	23,228	178,832
Sankyo Tateyama, Inc.	12,709	195,588
Shima Seiki Manufacturing Ltd.	16,692	237,326
Shinmaywa Industries Ltd.	34,454	361,073
SHO-BOND Holdings Co., Ltd.	7,584	314,787
Sintokogio Ltd.	34,306	279,974
Sodick Co., Ltd.	18,441	125,694
Star Micronics Co., Ltd.	18,575	265,478
Sumitomo Mitsui Construction Co., Ltd.	282,416	372,873
Taikisha Ltd.	17,275	391,587
Takara Standard Co., Ltd.	32,971	226,091
Takasago Thermal Engineering Co., Ltd.	35,668	542,444
Takuma Co., Ltd.	38,972	304,547
Tatsuta Electric Wire & Cable Co., Ltd.	20,559	78,717
Teikoku Sen-I Co., Ltd.	9,236	106,700
Tekken Corp.	34,454	97,802
The Nippon Road Co., Ltd.	20,969	110,049
Toa Corp.	98,982	206,646
TOKAI Holdings Corp.	45,580	187,683
Tokyu Construction Co., Ltd.	34,792	329,302
Toshiba Machine Co., Ltd.	67,904	243,745
Toshiba Plant Systems & Services Corp.	14,968	163,656
Totetsu Kogyo Co., Ltd.	16,620	354,247
Toyo Engineering Corp.	59,941	153,333
Trusco Nakayama Corp.	10,989	427,101
Tsubakimoto Chain Co.	52,457	404,731
Tsugami Corp.	37,489	159,317
Wakita & Co., Ltd.	14,968	137,471
YAMABIKO Corp.	4,180	145,559
Yamazen Corp.	46,456	364,180
Yokogawa Bridge Holdings Corp.	10,450	89,250
		26,232,995
Commercial & Professional Services 0.9%
Aeon Delight Co., Ltd.	7,484	237,764
Benefit One, Inc.	3,150	56,666
Daiseki Co., Ltd.	25,149	438,917
Duskin Co., Ltd.	26,363	525,367
Kokuyo Co., Ltd.	43,152	436,915
Meitec Corp.	15,338	591,700
Mitsubishi Pencil Co., Ltd.	10,431	457,919
Moshi Moshi Hotline, Inc.	14,968	153,033
Nihon M&A Center, Inc.	11,057	451,641
Nippon Parking Development Co., Ltd. (c)	77,944	107,411
Security	Number of Shares	Value ($)
Nissha Printing Co., Ltd.	14,594	250,730
Nomura Co., Ltd.	15,760	238,770
Okamura Corp.	41,400	371,348
Pilot Corp.	12,500	607,542
Sato Holdings Corp.	7,484	157,109
TechnoPro Holdings, Inc.	6,582	191,999
		5,274,831
Consumer Durables & Apparel 0.9%
Alpine Electronics, Inc.	22,283	314,060
Chofu Seisakusho Co., Ltd.	7,484	162,050
Cleanup Corp.	23,071	161,441
Descente Ltd.	22,388	311,845
Foster Electric Co., Ltd.	10,291	202,449
Fujibo Holdings, Inc.	59,941	113,269
Fujitsu General Ltd.	19,486	241,515
Gunze Ltd.	133,436	417,314
JVC Kenwood Corp.	71,943	157,914
Komatsu Seiren Co., Ltd.	13,485	74,889
Kurabo Industries Ltd.	84,060	164,395
Mizuno Corp.	58,458	269,172
Pioneer Corp. *	137,685	249,954
Sangetsu Co., Ltd.	28,435	496,032
Seiko Holdings Corp.	55,492	330,154
Seiren Co., Ltd.	22,890	257,639
Starts Corp., Inc.	10,000	167,265
Tamron Co., Ltd.	11,664	234,079
The Japan Wool Textile Co., Ltd.	23,935	201,063
Token Corp.	2,971	205,446
Tomy Co., Ltd.	26,532	132,895
TSI Holdings Co., Ltd.	50,251	388,954
Yondoshi Holdings, Inc.	6,877	149,587
		5,403,381
Consumer Services 0.8%
Accordia Golf Co., Ltd.	40,017	403,191
Atom Corp.	29,912	218,197
Colowide Co., Ltd.	24,522	371,315
Create Restaurants Holdings, Inc.	5,250	117,013
Doutor Nichires Holdings Co., Ltd.	18,086	278,636
Fuji Kyuko Co., Ltd.	23,935	242,737
Fujita Kanko, Inc.	31,520	101,178
JP-Holdings, Inc.	41,400	105,563
Kisoji Co., Ltd.	14,968	261,849
Kyoritsu Maintenance Co., Ltd.	5,283	323,035
Matsuya Foods Co., Ltd.	8,923	170,972
MOS Food Services, Inc.	20,149	446,592
Ohsho Food Service Corp.	4,449	149,053
Plenus Co., Ltd.	8,967	146,805
Royal Holdings Co., Ltd.	10,450	190,917
Saizeriya Co., Ltd.	9,574	222,552
St Marc Holdings Co., Ltd.	5,840	180,234
Tokyo Dome Corp.	80,979	331,440
Tokyotokeiba Co., Ltd.	40,455	105,490
Yomiuri Land Co., Ltd.	45,359	152,713
Yoshinoya Holdings Co., Ltd.	23,228	276,585
Zensho Holdings Co., Ltd. *(c)	43,152	412,345
		5,208,412
Diversified Financials 0.5%
Financial Products Group Co., Ltd.	24,558	171,644
Fuyo General Lease Co., Ltd.	13,585	531,360
GCA Savvian Corp.	5,430	70,393
IBJ Leasing Co., Ltd.	21,238	439,358
See financial notes    29

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ichiyoshi Securities Co., Ltd.	15,406	133,866
J Trust Co., Ltd.	36,882	313,475
Jaccs Co., Ltd.	46,456	187,840
Japan Securities Finance Co., Ltd.	47,939	260,691
kabu.com Securities Co., Ltd.	106,960	350,399
Kyokuto Securities Co., Ltd.	10,979	161,444
Marusan Securities Co., Ltd.	22,621	246,958
Mito Securities Co., Ltd.	28,453	97,438
Monex Group, Inc.	78,551	204,180
Ricoh Leasing Co., Ltd.	4,618	129,373
		3,298,419
Energy 0.2%
Itochu Enex Co., Ltd.	23,935	206,988
Modec, Inc. (c)	9,236	122,933
Nippon Gas Co., Ltd.	13,585	447,284
San-Ai Oil Co., Ltd.	22,452	150,255
Shinko Plantech Co., Ltd.	23,935	194,941
		1,122,401
Food & Staples Retailing 0.8%
Ain Pharmaciez, Inc.	8,698	399,784
Arcs Co., Ltd.	22,890	452,190
Axial Retailing, Inc.	10,350	347,605
Cocokara fine, Inc.	8,967	359,982
Daikokutenbussan Co., Ltd.	2,090	76,574
Heiwado Co., Ltd.	11,933	252,672
Kato Sangyo Co., Ltd.	7,484	168,781
Kobe Bussan Co., Ltd.	1,360	127,263
Kusuri No Aoki Co., Ltd.	6,360	298,621
San-A Co., Ltd.	5,932	276,078
Toho Co., Ltd.	3,245	62,043
United Super Markets Holdings, Inc.	29,668	255,833
Valor Co., Ltd.	19,530	549,551
Welcia Holdings Co., Ltd.	7,484	359,425
Yaoko Co., Ltd.	8,026	419,232
Yokohama Reito Co., Ltd.	28,791	238,529
		4,644,163
Food, Beverage & Tobacco 0.9%
Ariake Japan Co., Ltd.	7,484	312,490
Fuji Oil Co., Ltd.	20,700	286,966
Hokuto Corp.	17,120	310,798
Itoham Foods, Inc.	44,973	279,446
Kameda Seika Co., Ltd.	5,932	249,645
Key Coffee, Inc.	20,700	387,575
Marudai Food Co., Ltd.	44,973	190,380
Maruha Nichiro Corp.	22,890	344,148
Megmilk Snow Brand Co., Ltd.	23,935	454,663
Morinaga & Co., Ltd.	74,978	400,303
Morinaga Milk Industry Co., Ltd.	113,950	553,835
Nippon Flour Mills Co., Ltd.	35,937	229,231
Nippon Suisan Kaisha Ltd.	111,084	348,326
Prima Meat Packers Ltd.	40,835	116,253
Rock Field Co., Ltd.	9,136	223,302
Sakata Seed Corp.	14,968	242,457
Showa Sangyo Co., Ltd.	44,973	178,133
The Nisshin Oillio Group Ltd.	44,973	169,597
		5,277,548
Health Care Equipment & Services 0.7%
A/S One Corp.	6,439	214,660
Asahi Intecc Co., Ltd.	19,482	790,148
BML, Inc.	4,449	135,469
Security	Number of Shares	Value ($)
Eiken Chemical Co., Ltd.	5,663	106,498
Hogy Medical Co., Ltd.	5,932	288,315
Jeol Ltd.	40,173	243,654
Mani, Inc.	8,898	200,523
Nagaileben Co., Ltd.	14,767	299,520
Nichii Gakkan Co.	20,700	159,198
Nikkiso Co., Ltd.	32,087	253,392
Paramount Bed Holdings Co., Ltd.	8,967	268,599
Ship Healthcare Holdings, Inc.	14,968	329,287
Toho Holdings Co., Ltd.	25,390	558,984
Tokai Corp.	5,494	167,515
Tsukui Corp.	10,772	98,844
Vital KSK Holdings, Inc.	20,700	142,800
		4,257,406
Household & Personal Products 0.3%
Aderans Co., Ltd.	16,367	120,742
Artnature, Inc.	8,967	77,176
Dr Ci:Labo Co., Ltd.	8,826	158,553
Earth Chemical Co., Ltd.	8,529	324,100
Fancl Corp.	22,890	319,971
Mandom Corp.	7,287	266,081
Milbon Co., Ltd.	4,887	175,421
Noevir Holdings Co., Ltd.	5,932	133,731
		1,575,775
Materials 1.8%
ADEKA Corp.	49,917	628,571
Aichi Steel Corp.	74,978	292,648
Asahi Holdings, Inc.	22,247	330,442
Chugoku Marine Paints Ltd.	31,612	213,903
Dai Nippon Toryo Co., Ltd.	138,931	201,773
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	59,941	285,398
Daio Paper Corp.	27,068	338,839
Fuji Seal International, Inc.	7,315	250,202
Fujimi, Inc.	12,512	193,279
Fujimori Kogyo Co., Ltd.	4,787	132,725
Godo Steel Ltd.	89,655	145,744
Hokuetsu Kishu Paper Co., Ltd.	64,797	386,050
Ihara Chemical Industry Co., Ltd.	19,144	206,629
Ishihara Sangyo Kaisha Ltd. *	199,668	181,239
Kanto Denka Kogyo Co., Ltd.	7,350	59,863
Kumiai Chemical Industry Co., Ltd.	27,613	219,200
Kureha Corp.	55,492	195,986
Kyoei Steel Ltd.	13,585	237,094
Nihon Nohyaku Co., Ltd.	27,408	214,180
Nihon Parkerizing Co., Ltd.	43,140	367,732
Nippon Light Metal Holdings Co., Ltd.	239,388	369,399
Nippon Soda Co., Ltd.	49,491	284,241
Nippon Yakin Kogyo Co., Ltd. *	54,716	83,980
NOF Corp.	59,507	443,903
OSAKA Titanium Technologies Co., Ltd.	8,501	222,372
Pacific Metals Co., Ltd. *	47,939	126,587
Sakata INX Corp.	26,552	206,614
Sanyo Chemical Industries Ltd.	30,234	226,284
Sanyo Special Steel Co., Ltd.	44,973	179,617
Shin-Etsu Polymer Co., Ltd.	21,576	106,825
Sumitomo Bakelite Co., Ltd.	71,021	274,273
Sumitomo Seika Chemicals Co., Ltd.	13,485	86,350
Taiyo Holdings Co., Ltd.	9,199	329,823
30    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Takasago International Corp.	32,971	188,001
Takiron Co., Ltd.	14,710	60,814
Toagosei Co., Ltd.	43,390	319,020
Toho Titanium Co., Ltd. *	15,056	198,287
Toho Zinc Co., Ltd.	44,973	117,271
Tokai Carbon Co., Ltd.	88,082	215,871
Tokuyama Corp. *	118,468	200,404
Tokyo Ohka Kogyo Co., Ltd.	21,170	596,572
Tokyo Rope Manufacturing Co., Ltd. *	55,492	90,209
Tokyo Steel Manufacturing Co., Ltd.	43,727	283,250
Topy Industries Ltd.	111,687	246,074
Toyo Ink SC Holdings Co., Ltd.	74,978	285,224
UACJ Corp.	109,432	203,179
Yodogawa Steel Works Ltd.	59,941	256,215
		11,282,156
Media 0.1%
Avex Group Holdings, Inc.	12,540	159,977
Kadokawa Dwango *	18,710	221,552
Next Co., Ltd.	11,550	69,004
Toei Co., Ltd.	23,935	178,547
Tv Tokyo Holdings Corp.	7,315	126,580
Wowow, Inc.	1,260	35,247
		790,907
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
ASKA Pharmaceutical Co., Ltd.	13,485	160,126
JCR Pharmaceuticals Co., Ltd.	5,056	124,496
Nichi-iko Pharmaceutical Co., Ltd.	23,722	716,446
Seikagaku Corp.	16,282	230,287
Towa Pharmaceutical Co., Ltd.	4,381	341,269
ZERIA Pharmaceutical Co., Ltd.	16,182	226,603
		1,799,227
Real Estate 0.5%
Daibiru Corp.	23,935	203,828
Heiwa Real Estate Co., Ltd.	23,935	305,347
Keihanshin Building Co., Ltd.	46,287	270,805
Kenedix, Inc.	108,387	383,694
Leopalace21 Corp. *	103,500	503,899
Open House Co., Ltd.	2,520	46,518
Relo Holdings, Inc.	3,573	374,740
Takara Leben Co., Ltd.	41,524	190,171
TOC Co., Ltd.	39,024	263,412
Unizo Holdings Co., Ltd.	5,721	260,593
		2,803,007
Retailing 1.0%
Adastria Co., Ltd.	6,752	363,271
AOKI Holdings, Inc.	20,700	250,070
Arata Corp.	4,769	106,253
Arcland Sakamoto Co., Ltd.	7,922	171,272
ASKUL Corp.	9,390	325,436
Belluna Co., Ltd.	31,588	175,945
Chiyoda Co., Ltd.	11,933	333,811
Chori Co., Ltd.	12,038	176,520
DCM Holdings Co., Ltd.	47,939	378,179
EDION Corp.	42,051	306,053
Fuji Co., Ltd.	11,933	291,075
Geo Holdings Corp.	20,197	306,826
Gulliver International Co., Ltd.	28,015	247,589
Ikyu Corp.	5,250	103,323
Jin Co., Ltd.	4,618	215,686
Laox Co., Ltd. *(c)	94,560	327,724
Security	Number of Shares	Value ($)
Matsuya Co., Ltd.	17,891	293,939
Nishimatsuya Chain Co., Ltd.	21,576	193,175
Pal Co., Ltd.	4,720	140,605
PALTAC Corp.	20,700	390,650
Tsutsumi Jewelry Co., Ltd.	5,932	125,459
United Arrows Ltd.	11,933	471,668
Xebio Co., Ltd.	13,754	260,814
Yellow Hat Ltd.	13,047	284,766
		6,240,109
Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd.	43,490	167,235
Shindengen Electric Manufacturing Co., Ltd.	28,453	108,943
Tokyo Seimitsu Co., Ltd.	20,579	395,838
Ulvac, Inc.	22,890	365,114
		1,037,130
Software & Services 0.8%
Ateam, Inc.	4,393	67,607
Broadleaf Co., Ltd.	10,350	103,598
COOKPAD, Inc.	17,750	368,666
Dip Corp.	10,500	184,986
F@N Communications, Inc.	12,271	92,854
Fuji Soft, Inc.	8,698	145,918
GMO internet, Inc.	23,807	339,861
GMO Payment Gateway, Inc.	4,449	150,338
Gurunavi, Inc.	11,933	192,310
Ines Corp.	16,800	148,058
Internet Initiative Japan, Inc.	11,226	198,888
IT Holdings Corp.	30,443	714,193
KLab, Inc. *	10,012	118,969
Koei Tecmo Holdings Co., Ltd.	14,968	270,865
Marvelous, Inc.	11,495	101,495
NEC Networks & System Integration Corp.	8,967	163,749
NET One Systems Co., Ltd.	45,849	278,457
Nihon Unisys Ltd.	32,802	348,361
NSD Co., Ltd.	25,086	312,372
SMS Co., Ltd.	10,450	161,081
Transcosmos, Inc.	9,345	214,530
		4,677,156
Technology Hardware & Equipment 1.0%
Ai Holdings Corp.	19,719	435,108
Amano Corp.	35,818	454,283
Canon Electronics, Inc.	13,716	242,097
Daiwabo Holdings Co., Ltd.	62,976	110,689
Denki Kogyo Co., Ltd.	29,936	131,665
Eizo Corp.	7,146	163,223
Enplas Corp.	3,742	133,086
Hakuto Co., Ltd.	14,992	174,186
Hitachi Kokusai Electric, Inc.	19,486	243,123
Hitachi Maxell Ltd.	14,968	231,835
Horiba Ltd.	13,923	491,157
Hosiden Corp.	24,442	131,906
Japan Cash Machine Co., Ltd.	6,708	80,816
Japan Digital Laboratory Co., Ltd.	7,484	109,248
Koa Corp.	14,968	132,901
Mitsumi Electric Co., Ltd.	38,803	221,576
Nichicon Corp.	35,089	257,119
Nippon Chemi-Con Corp.	44,973	107,993
Nippon Signal Co., Ltd.	39,410	364,555
Nohmi Bosai Ltd.	8,967	105,664
See financial notes    31

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Oki Electric Industry Co., Ltd.	304,652	532,956
Riso Kagaku Corp.	11,664	228,015
Ryosan Co., Ltd.	19,196	462,693
Siix Corp.	2,310	62,904
SMK Corp.	29,936	133,642
Tabuchi Electric Co., Ltd.	11,833	86,903
Tamura Corp.	29,936	87,448
Toyo Corp.	20,700	179,354
Wacom Co., Ltd. (c)	67,542	244,118
		6,340,263
Transportation 0.5%
Hamakyorex Co., Ltd.	9,236	168,128
Iino Kaiun Kaisha Ltd.	64,483	306,492
Japan Transcity Corp.	56,653	201,489
Kintetsu World Express, Inc.	5,932	222,478
Konoike Transport Co., Ltd.	11,821	133,929
Maruzen Showa Unyu Co., Ltd.	46,456	162,539
Mitsui-Soko Holdings Co., Ltd.	35,937	109,426
Nippon Konpo Unyu Soko Co., Ltd.	23,935	423,852
Nissin Corp.	55,492	168,969
Sankyu, Inc.	113,950	573,582
Senko Co., Ltd.	29,936	211,208
The Sumitomo Warehouse Co., Ltd.	47,939	243,681
Trancom Co., Ltd.	2,966	162,269
		3,088,042
Utilities 0.1%
Saibu Gas Co., Ltd.	109,432	272,711
Shizuoka Gas Co., Ltd.	23,228	160,623
The Okinawa Electric Power Co., Inc.	8,850	208,424
		641,758
		113,156,748
Netherlands 1.9%
Capital Goods 0.6%
Aalberts Industries N.V.	39,834	1,236,808
Arcadis N.V.	27,856	699,163
Grontmij N.V. *	28,856	143,656
IMCD Group N.V.	13,119	488,035
Koninklijke BAM Groep N.V. *	77,050	426,320
TKH Group N.V.	16,608	643,880
		3,637,862
Commercial & Professional Services 0.1%
Brunel International N.V.	7,074	123,652
USG People N.V.	24,962	368,644
		492,296
Consumer Durables & Apparel 0.1%
TomTom N.V. *	42,917	430,440
Diversified Financials 0.0%
BinckBank N.V.	30,119	253,450
Energy 0.2%
Fugro N.V. CVA *	22,244	464,342
SBM Offshore N.V. *	68,008	811,561
		1,275,903
Food, Beverage & Tobacco 0.1%
Corbion N.V.	24,443	536,812
Wessanen	4,452	46,991
		583,803
Security	Number of Shares	Value ($)
Insurance 0.1%
Delta Lloyd N.V.	80,666	855,686
Materials 0.1%
APERAM S.A. *	17,106	577,606
Koninklijke Ten Cate N.V.	9,007	242,670
		820,276
Real Estate 0.4%
Eurocommercial Properties N.V.	17,132	759,218
NSI N.V.	51,451	216,709
Vastned Retail N.V.	6,729	306,834
Wereldhave N.V.	14,546	831,890
		2,114,651
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	18,289	688,866
Transportation 0.1%
PostNL N.V. *	176,010	664,037
		11,817,270
New Zealand 0.6%
Energy 0.1%
Z Energy Ltd.	87,990	322,617
Health Care Equipment & Services 0.1%
Ebos Group Ltd.	25,164	173,533
Metlifecare Ltd.	48,874	134,630
Summerset Group Holdings Ltd.	47,404	115,572
		423,735
Insurance 0.0%
TOWER Ltd.	87,768	114,771
Materials 0.0%
Nuplex Industries Ltd.	91,327	225,548
Real Estate 0.2%
Argosy Property Ltd.	354,432	249,133
Goodman Property Trust	613,375	462,220
Precinct Properties New Zealand Ltd.	253,462	185,383
		896,736
Retailing 0.1%
Trade Me Group Ltd.	116,835	258,950
Telecommunication Services 0.0%
Chorus Ltd. *	158,382	256,756
Transportation 0.0%
Freightways Ltd.	76,020	252,733
Utilities 0.1%
Genesis Energy Ltd.	212,647	241,039
Infratil Ltd.	259,288	492,583
		733,622
		3,485,468
Norway 1.1%
Banks 0.1%
SpareBank 1 SMN	48,927	354,461
SpareBank 1 SR-Bank A.S.A.	43,356	232,150
		586,611
Diversified Financials 0.0%
Aker A.S.A., A Shares	9,802	174,170
32    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Energy 0.4%
Akastor A.S.A. *	84,349	119,199
Aker Solutions A.S.A.	60,032	246,988
BW LPG Ltd. (e)	32,126	203,818
BW Offshore Ltd.	42,880	15,852
Det Norske Oljeselskap A.S.A. *	37,470	216,184
DNO A.S.A. *(c)	245,326	278,665
Fred. Olsen Energy A.S.A. *	13,575	60,692
Petroleum Geo-Services A.S.A.	81,577	359,756
Prosafe SE	69,649	183,561
TGS Nopec Geophysical Co. A.S.A.	39,699	757,483
		2,442,198
Food, Beverage & Tobacco 0.2%
Austevoll Seafood A.S.A.	27,449	160,397
Bakkafrost P/F	11,836	355,696
Leroy Seafood Group A.S.A.	5,589	185,957
Salmar A.S.A.	19,680	295,712
		997,762
Insurance 0.1%
Storebrand A.S.A. *	173,945	589,743
Real Estate 0.1%
Entra A.S.A. (e)	21,010	174,761
Norwegian Property A.S.A. *	142,025	165,814
		340,575
Retailing 0.0%
XXL A.S.A. (e)	26,260	274,799
Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A. *	64,506	358,783
Software & Services 0.1%
Atea A.S.A.	34,376	296,188
Opera Software A.S.A. (c)	34,057	211,601
		507,789
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	3,378	149,857
Stolt-Nielsen Ltd.	5,838	87,722
		237,579
		6,510,009
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	127,607	132,260
Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	11,872	28,640
Food & Staples Retailing 0.1%
Sonae, SGPS, S.A.	377,055	479,949
Materials 0.1%
Altri, SGPS, S.A.	42,660	158,698
Portucel S.A.	78,906	283,102
Semapa-Sociedade de Investimento e Gestao	17,292	251,787
		693,587
Media 0.1%
NOS, SGPS S.A.	90,502	730,641
Telecommunication Services 0.0%
Pharol SGPS S.A. *	232,398	67,704
Security	Number of Shares	Value ($)
Transportation 0.1%
CTT-Correios de Portugal S.A.	49,723	514,469
		2,647,250
Republic of Korea 5.5%
Automobiles & Components 0.2%
Halla Holdings Corp.	4,476	190,734
Hanil E-Hwa Co., Ltd.	5,165	50,002
Kumho Tire Co., Inc. *	56,400	303,280
Nexen Tire Corp.	12,130	146,657
S&T Motiv Co., Ltd.	3,000	164,109
SL Corp.	6,000	78,884
Ssangyong Motor Co. *	15,562	113,549
Sungwoo Hitech Co., Ltd.	18,057	119,540
		1,166,755
Banks 0.1%
JB Financial Group Co., Ltd.	49,294	265,902
Kwangju Bank *	15,610	103,209
		369,111
Capital Goods 0.3%
Hanjin Heavy Industries & Construction Co., Ltd. *	27,262	91,968
Hyundai Corp.	5,000	138,026
Hyundai Elevator Co., Ltd. *	3,611	202,417
Hyundai Rotem Co., Ltd. *	8,000	116,001
iMarketKorea, Inc.	10,000	269,710
IS Dongseo Co., Ltd.	3,300	173,545
Korea Electric Terminal Co., Ltd.	2,500	214,542
Kumho Industrial Co., Ltd. *	12,885	194,460
LG International Corp.	8,287	184,272
LS Industrial Systems Co., Ltd.	6,471	236,354
S&T Dynamics Co., Ltd.	7,620	83,754
Sung Kwang Bend Co., Ltd.	11,516	100,774
		2,005,823
Consumer Durables & Apparel 0.6%
Cuckoo Electronics Co., Ltd.	1,000	230,818
Fila Korea Ltd.	3,900	346,227
Handsome Co., Ltd.	5,000	165,293
Hansae Co., Ltd.	6,201	329,252
Hanssem Co., Ltd.	5,700	1,534,940
Hyundai Livart Furniture Co., Ltd.	4,000	195,138
LF Corp.	6,858	189,606
Youngone Corp.	11,060	573,222
Youngone Holdings Co., Ltd.	1,780	126,417
		3,690,913
Consumer Services 0.1%
Grand Korea Leisure Co., Ltd.	7,500	198,478
Hana Tour Service, Inc.	3,838	511,084
		709,562
Diversified Financials 0.2%
Daishin Securities Co., Ltd.	17,563	152,205
Hankook Tire Worldwide Co., Ltd.	10,435	151,750
KIWOOM Securities Co., Ltd.	3,840	185,060
Kyobo Securities Co., Ltd.	9,106	78,530
Meritz Financial Group, Inc.	12,000	165,377
Meritz Securities Co., Ltd.	113,646	467,940
See financial notes    33

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
SK Securities Co., Ltd. *	100,000	101,459
Yuanta Securities Korea Co., Ltd. *	29,845	105,224
		1,407,545
Energy 0.1%
Hankook Shell Oil Co., Ltd.	250	101,036
SK Gas Ltd.	1,701	127,134
		228,170
Food & Staples Retailing 0.2%
Dongsuh Co., Inc.	12,421	470,481
GS Retail Co., Ltd.	6,520	368,240
Hyundai Greenfood Co., Ltd.	24,270	560,195
		1,398,916
Food, Beverage & Tobacco 0.4%
Binggrae Co., Ltd.	2,060	125,751
Daesang Corp.	8,535	227,311
Dongwon F&B Co., Ltd.	377	137,062
Dongwon Industries Co., Ltd.	500	146,269
Lotte Food Co., Ltd.	260	242,249
Maeil Dairy Industry Co., Ltd.	3,000	86,874
Muhak Co., Ltd. *	4,735	203,372
Ottogi Corp.	443	390,282
Samlip General Foods Co., Ltd.	791	244,774
Samyang Corp.	671	50,775
Samyang Holdings Corp.	2,310	349,601
		2,204,320
Health Care Equipment & Services 0.1%
Chabiotech Co., Ltd. *	13,147	163,400
i-SENS, Inc. *	2,000	94,356
Medipost Co., Ltd. *	2,401	177,423
Osstem Implant Co., Ltd. *	3,810	208,741
		643,920
Household & Personal Products 0.1%
Cosmax, Inc.	2,067	378,360
Korea Kolmar Co., Ltd.	4,700	413,274
		791,634
Insurance 0.2%
KB Insurance Co., Ltd.	15,300	316,284
Korean Reinsurance Co.	32,174	378,117
Meritz Fire & Marine Insurance Co., Ltd.	21,092	275,520
Tongyang Life Insurance	15,897	201,611
		1,171,532
Materials 0.6%
AK Holdings, Inc.	2,743	197,129
Dongkuk Steel Mill Co., Ltd. *	45,018	226,470
Hanil Cement Co., Ltd.	1,791	196,098
Hansol Paper Co., Ltd. *	5,915	98,771
Huchems Fine Chemical Corp.	8,000	132,234
Kolon Corp.	2,000	141,873
Kolon Industries, Inc.	6,146	287,879
Namhae Chemical Corp.	16,004	141,401
OCI Materials Co., Ltd.	2,229	206,740
Poongsan Corp.	7,750	160,864
Seah Besteel Corp.	5,000	134,855
SeAH Steel Corp.	1,235	72,048
SK Chemicals Co., Ltd.	6,209	359,600
Soulbrain Co., Ltd.	5,000	183,259
Ssangyong Cement Industrial Co., Ltd. *	20,662	330,173
Security	Number of Shares	Value ($)
Taekwang Industrial Co., Ltd.	223	224,178
Young Poong Corp.	186	203,967
		3,297,539
Media 0.3%
CJ CGV Co., Ltd.	4,453	429,205
CJ E&M Corp. *	6,923	483,483
CJ Hellovision Co., Ltd.	12,500	122,596
KT Skylife Co., Ltd.	6,000	99,683
SBS Media Holdings Co., Ltd.	20,000	59,353
SM Entertainment Co. *	4,749	176,670
YG Entertainment, Inc.	3,256	160,219
		1,531,209
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bukwang Pharmaceutical Co., Ltd.	6,711	139,866
Chong Kun Dang Pharmaceutical Corp.	2,380	145,084
Chongkundang Holdings Corp.	1,200	85,631
Daewoong Pharmaceutical Co., Ltd.	1,946	125,044
Dong-A Socio Holdings Co., Ltd.	943	130,756
Dong-A ST Co., Ltd.	1,504	150,050
Green Cross Corp.	2,070	345,656
Green Cross Holdings Corp.	9,900	363,272
Hanmi Pharm Co., Ltd. *	2,382	876,068
Hanmi Science Co., Ltd. *	4,321	584,536
Humedix Co., Ltd. *	1,462	82,572
Huons Co., Ltd.	2,736	244,511
Ilyang Pharmaceutical Co., Ltd. *	5,031	202,474
Komipharm International Co., Ltd. *	10,456	165,316
Kwang Dong Pharmaceutical Co., Ltd.	15,000	156,626
LG Life Sciences Ltd. *	3,920	194,881
Medy-Tox, Inc.	1,658	713,665
Pharmicell Co., Ltd. *	18,684	83,567
Seegene, Inc. *	4,809	189,880
ViroMed Co., Ltd. *	4,507	602,077
		5,581,532
Real Estate 0.0%
Korea Real Estate Investment & Trust Co., Ltd.	63,994	189,101
Retailing 0.2%
CJ O Shopping Co., Ltd.	1,206	203,116
GS Home Shopping, Inc.	1,222	206,637
Hyundai Home Shopping Network Corp.	2,269	246,516
Interpark Holdings Corp.	17,914	201,443
Kolao Holdings	8,234	124,963
LOTTE Himart Co., Ltd.	3,750	205,770
		1,188,445
Semiconductors & Semiconductor Equipment 0.3%
Dongbu HiTek Co., Ltd. *	5,765	75,794
Eo Technics Co., Ltd.	2,946	268,758
GemVax & Kael Co., Ltd. *	9,103	260,141
Hansol Technics Co., Ltd. *	6,471	114,621
Iljin Display Co., Ltd.	9,756	58,812
Jusung Engineering Co., Ltd. *	18,985	78,893
Koh Young Technology, Inc.	4,112	132,112
LEENO Industrial, Inc.	3,922	152,370
Lumens Co., Ltd.	7,066	23,837
Seoul Semiconductor Co., Ltd. *	14,380	172,037
Silicon Works Co., Ltd.	5,000	149,440
34    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
STS Semiconductor & Telecommunications *	24,996	63,296
Wonik IPS Co., Ltd. *	20,482	192,222
		1,742,333
Software & Services 0.2%
Ahnlab, Inc.	2,000	76,094
Com2uSCorp *	3,687	329,811
Daou Technology, Inc.	9,600	242,689
Gamevil, Inc. *	1,824	111,653
GOLFZON Co., Ltd. *	626	49,223
Hancom, Inc.	8,000	173,494
Posco ICT Co., Ltd.	22,300	95,969
Webzen, Inc. *	6,000	158,275
WeMade Entertainment Co., Ltd. *	3,856	168,226
		1,405,434
Technology Hardware & Equipment 0.2%
Daeduck Electronics Co.	14,350	88,448
Daeduck GDS Co., Ltd.	2,940	22,272
Green Cross Cell Corp. *	2,115	81,006
Humax Co., Ltd.	8,338	130,066
KH Vatec Co., Ltd.	6,981	96,208
KONA I Co., Ltd.	6,331	227,761
LG Innotek Co., Ltd.	5,550	431,236
Partron Co., Ltd.	14,480	95,493
SFA Engineering Corp.	4,581	168,677
Sindoh Co., Ltd.	1,859	90,691
		1,431,858
Transportation 0.2%
Asiana Airlines, Inc. *	28,700	123,026
Eusu Holdings Co., Ltd. *	8,808	69,332
Hanjin Kal Corp.	9,947	206,467
Hanjin Transportation Co., Ltd.	4,586	186,115
Pan Ocean Co., Ltd. *	72,531	304,781
		889,721
Utilities 0.0%
E1 Corp.	1,395	79,849
Samchully Co., Ltd.	1,163	113,080
		192,929
		33,238,302
Singapore 1.7%
Capital Goods 0.1%
Sarine Technologies Ltd.	104,605	103,470
United Engineers Ltd.	161,958	225,085
Vard Holdings Ltd. *	123,040	30,972
		359,527
Consumer Durables & Apparel 0.0%
China Hongxing Sports Ltd. *(a)(b)	884,000	—
Consumer Services 0.1%
Genting Hong Kong Ltd. (c)	724,339	224,545
GuocoLeisure Ltd.	458,973	266,864
OUE Ltd.	119,951	153,521
Raffles Education Corp., Ltd. (c)	791,994	157,242
		802,172
Diversified Financials 0.0%
ARA Asset Management Ltd.	149,956	153,114
Security	Number of Shares	Value ($)
Energy 0.1%
Boustead Singapore Ltd.	158,787	95,139
Ezion Holdings Ltd. (c)	498,701	254,602
Ezra Holdings Ltd. *	404,710	37,306
		387,047
Food, Beverage & Tobacco 0.1%
China Fishery Group Ltd. *	193,340	10,830
First Resources Ltd. (c)	229,452	248,114
Super Group Ltd.	119,951	67,192
		326,136
Health Care Equipment & Services 0.1%
Biosensors International Group Ltd. *	479,942	233,114
Raffles Medical Group Ltd.	95,947	297,304
Religare Health Trust	239,971	160,797
		691,215
Materials 0.0%
Midas Holdings Ltd. (c)	479,942	88,481
Media 0.1%
Asian Pay Television Trust	521,949	301,630
Real Estate 1.0%
AIMS AMP Capital Industrial REIT	229,452	227,776
Ascendas India Trust	239,971	150,588
Ascott Residence Trust	285,631	253,165
Cache Logistics Trust	229,452	164,324
Cambridge Industrial Trust	461,939	201,441
CapitaLand Retail China Trust	180,397	180,359
CDL Hospitality Trusts	256,491	240,068
Far East Hospitality Trust	319,467	141,578
First Real Estate Investment Trust	180,397	158,613
Frasers Centrepoint Trust	239,971	330,953
Frasers Commercial Trust (c)	173,960	171,456
Keppel REIT	688,494	478,426
Lippo Malls Indonesia Retail Trust	719,982	168,471
Mapletree Commercial Trust	664,490	621,943
Mapletree Greater China Commercial Trust	688,494	463,780
Mapletree Industrial Trust	455,938	496,253
Mapletree Logistics Trust	548,988	381,485
OUE Hospitality Trust	262,492	154,484
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust (c)	239,971	131,871
Soilbuild Business Space REIT	315,220	176,575
SPH REIT (c)	179,961	122,501
Starhill Global REIT	719,982	393,098
Ying Li International Real Estate Ltd. *	742,346	70,008
		5,879,216
Retailing 0.0%
OSIM International Ltd. (c)	89,946	94,072
Software & Services 0.0%
CSE Global Ltd.	239,971	83,377
Silverlake Axis Ltd.	278,978	110,776
		194,153
Transportation 0.1%
SATS Ltd.	269,976	681,496
Tiger Airways Holdings Ltd. *(c)	543,863	104,122
		785,618
See financial notes    35

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Utilities 0.0%
China Everbright Water Ltd. *(c)	139,437	71,187
SIIC Environment Holdings Ltd. *(c)	1,679,935	201,311
		272,498
		10,334,879
Spain 2.1%
Automobiles & Components 0.0%
Cie Automotive S.A.	16,358	252,942
Banks 0.0%
Liberbank S.A. *	217,032	152,476
Capital Goods 0.5%
Abengoa S.A., B Shares (c)	263,483	321,508
Construcciones y Auxiliar de Ferrocarriles S.A.	1,055	329,459
Fomento de Construcciones y Contratas S.A. *	47,676	437,144
Gamesa Corp. Tecnologica S.A.	77,832	1,171,240
Obrascon Huarte Lain S.A. (c)	18,067	280,380
Sacyr S.A. *	73,513	224,874
		2,764,605
Commercial & Professional Services 0.1%
Applus Services S.A.	28,592	289,425
Prosegur Cia de Seguridad S.A.	86,112	420,690
		710,115
Consumer Services 0.1%
Melia Hotels International S.A.	26,322	375,309
NH Hotel Group S.A. *	58,485	328,645
		703,954
Diversified Financials 0.2%
Bolsas y Mercados Espanoles SHMSF S.A.	25,300	985,115
Energy 0.1%
Tecnicas Reunidas S.A.	11,181	537,652
Food, Beverage & Tobacco 0.3%
Deoleo S.A. *	65,030	22,953
Ebro Foods S.A.	40,294	814,044
Viscofan S.A.	16,414	956,378
		1,793,375
Insurance 0.1%
Grupo Catalana Occidente S.A.	19,364	613,384
Materials 0.0%
Ence Energia y Celulosa S.A.	67,741	222,778
Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	27,618	409,105
Promotora de Informaciones S.A., Class A *	19,155	128,028
		537,133
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Almirall S.A.	24,859	486,897
Faes Farma S.A.	101,338	286,144
Zeltia S.A. *	81,837	320,027
		1,093,068
Security	Number of Shares	Value ($)
Real Estate 0.3%
Inmobiliaria Colonial S.A. *	639,476	449,266
Merlin Properties Socimi S.A. *	113,302	1,311,444
		1,760,710
Software & Services 0.1%
Indra Sistemas S.A. *	43,356	513,980
Telecommunication Services 0.0%
Let's GOWEX S.A. *(a)(b)(c)	5,361	—
Transportation 0.0%
Cia de Distribucion Integral Logista Holdings S.A.	13,889	266,043
		12,907,330
Sweden 3.4%
Capital Goods 0.6%
Concentric AB	13,960	165,343
Haldex AB	12,712	140,075
Indutrade AB	11,684	557,263
Lindab International AB	29,838	223,119
NCC AB, B Shares	34,639	1,008,727
Nibe Industrier AB, B Shares	14,949	450,483
Peab AB	76,105	539,939
Saab AB, Class B	9,354	238,556
		3,323,505
Commercial & Professional Services 0.2%
AF AB, B Shares	22,078	303,125
Intrum Justitia AB	13,790	472,275
Loomis AB, B Shares	24,120	611,723
		1,387,123
Consumer Durables & Apparel 0.1%
JM AB	22,401	587,134
Nobia AB	15,354	179,864
		766,998
Consumer Services 0.2%
Betsson AB *	53,722	948,417
Rezidor Hotel Group AB	46,444	191,572
		1,139,989
Diversified Financials 0.3%
Avanza Bank Holding AB	11,099	455,196
Investment AB Oresund	12,932	262,138
L E Lundbergfortagen AB, B Shares	13,937	669,975
Ratos AB, B Shares	74,905	462,128
		1,849,437
Food & Staples Retailing 0.3%
Axfood AB	41,104	694,654
ICA Gruppen AB	26,984	1,000,144
		1,694,798
Food, Beverage & Tobacco 0.1%
AAK AB	12,343	817,509
Health Care Equipment & Services 0.0%
Lifco AB, B Shares	7,642	160,311
Materials 0.4%
BillerudKorsnas AB	60,773	927,504
Hexpol AB	92,418	924,153
36    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
SSAB AB, A Shares *(c)	75,978	318,408
SSAB AB, B Shares *	71,721	261,603
		2,431,668
Media 0.1%
Modern Times Group MTG AB, B Shares	17,047	461,471
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Swedish Orphan Biovitrum AB *	54,933	699,186
Real Estate 0.8%
Castellum AB	62,970	889,792
Fabege AB	50,805	717,895
Fastighets AB Balder, B Shares *	35,397	619,064
Hemfosa Fastigheter AB	31,552	345,816
Hufvudstaden AB, A Shares	52,909	679,036
Kungsleden AB	62,370	417,135
Wallenstam AB, B Shares	92,496	703,102
Wihlborgs Fastigheter AB	31,486	548,252
		4,920,092
Retailing 0.0%
Mekonomen AB	7,992	201,089
Software & Services 0.1%
NetEnt AB *	9,146	414,441
Technology Hardware & Equipment 0.0%
Axis Communications AB *	5,459	215,458
Telecommunication Services 0.1%
Com Hem Holding AB	33,059	279,542
Transportation 0.0%
SAS AB *(c)	118,549	215,156
		20,977,773
Switzerland 3.3%
Automobiles & Components 0.1%
Autoneum Holding AG *	1,876	353,259
Banks 0.2%
Liechtensteinische Landesbank AG	3,416	131,758
St. Galler Kantonalbank AG - Reg'd	729	272,513
Valiant Holding AG - Reg'd	5,386	607,634
		1,011,905
Capital Goods 0.9%
AFG Arbonia-Forster Holding AG - Reg'd *	4,626	73,429
Belimo Holding AG - Reg'd	106	241,803
Bucher Industries AG - Reg'd	2,711	615,901
Burckhardt Compression Holding AG	1,153	399,118
Conzzeta AG - Reg'd	288	185,240
Daetwyler Holding AG	2,119	276,310
Georg Fischer AG - Reg'd	1,525	916,214
Huber & Suhner AG - Reg'd	7,150	312,380
Implenia AG - Reg'd	4,194	231,157
Meyer Burger Technology AG *(c)	32,167	260,117
OC Oerlikon Corp. AG - Reg'd *	74,605	810,043
Rieter Holding AG - Reg'd *	2,800	401,303
Schweiter Technologies AG	482	390,265
SFS Group AG *	4,554	302,329
Zehnder Group AG - Reg'd	3,799	129,442
		5,545,051
Security	Number of Shares	Value ($)
Commercial & Professional Services 0.2%
Gategroup Holding AG *	7,282	253,389
Kaba Holding AG, B Shares - Reg'd *	1,456	963,590
		1,216,979
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	535	578,124
Consumer Services 0.0%
Kuoni Reisen Holding AG - Reg'd *	1,078	225,621
Diversified Financials 0.4%
Cembra Money Bank AG *	10,434	639,279
EFG International AG *	28,440	326,440
Leonteq AG *	3,344	771,466
Vontobel Holding AG - Reg'd	13,087	688,825
		2,426,010
Food, Beverage & Tobacco 0.1%
Emmi AG - Reg'd *	916	354,020
Health Care Equipment & Services 0.1%
Straumann Holding AG - Reg'd	2,602	779,618
Materials 0.0%
Schmolz + Bickenbach AG - Reg'd *	192,303	157,096
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Basilea Pharmaceutica - Reg'd *	893	93,082
Cosmo Pharmaceuticals S.A. *	1,756	288,717
Siegfried Holding AG - Reg'd *	420	78,567
Tecan Group AG - Reg'd	5,085	654,653
		1,115,019
Real Estate 0.2%
Allreal Holding AG - Reg'd *	4,225	571,460
Mobimo Holding AG - Reg'd *	2,836	586,233
Plazza AG - Reg’d *	188	39,289
		1,196,982
Retailing 0.0%
Valora Holding AG - Reg'd *	1,500	292,384
Semiconductors & Semiconductor Equipment 0.1%
ams AG	21,133	785,617
Software & Services 0.1%
Temenos Group AG - Reg'd *	16,790	595,519
Technology Hardware & Equipment 0.2%
Ascom Holding AG - Reg'd	14,012	245,596
Kudelski S.A.	13,093	173,978
Logitech International S.A. - Reg'd	53,699	713,543
		1,133,117
Telecommunication Services 0.1%
Sunrise Communications Group AG *(e)	10,500	681,868
Transportation 0.3%
Flughafen Zuerich AG - Reg'd	1,277	1,016,133
Panalpina Welttransport Holding AG - Reg'd	5,295	666,358
		1,682,491
Utilities 0.0%
BKW AG	6,973	265,350
		20,396,030
See financial notes    37

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
United Kingdom 19.4%
Banks 0.2%
Bank of Georgia Holdings plc	9,944	266,572
The Paragon Group of Cos. plc	95,711	606,184
Virgin Money Holdings UK plc	31,520	205,837
		1,078,593
Capital Goods 2.3%
Balfour Beatty plc	236,866	992,717
Bodycote plc	73,958	729,121
Carillion plc	165,075	866,511
Chemring Group plc	64,462	223,071
Diploma plc	32,538	363,315
Fenner plc	72,582	190,610
Galliford Try plc	29,936	801,584
Grafton Group plc	81,469	938,492
HellermannTyton Group plc	77,936	569,361
Interserve plc	53,255	478,742
Keller Group plc	25,300	382,304
Kier Group plc	27,390	631,466
Morgan Advanced Materials plc	124,213	639,983
Morgan Sindall Group plc	20,343	256,871
QinetiQ Group plc	251,826	902,041
Rotork plc	342,006	1,099,877
Senior plc	161,955	711,890
SIG plc	217,792	629,063
Speedy Hire plc	186,429	136,913
Spirax-Sarco Engineering plc	28,140	1,365,030
Ultra Electronics Holdings plc	26,819	724,721
Vesuvius plc	104,194	639,078
		14,272,761
Commercial & Professional Services 1.5%
AA plc *	188,662	965,079
APR Energy plc	35,862	41,918
Berendsen plc	70,090	1,075,828
Cape plc	36,329	143,876
De La Rue plc	38,921	293,167
Hays plc	481,978	1,183,828
HomeServe plc	98,825	639,738
Michael Page International plc	119,160	929,169
Mitie Group plc	168,529	769,039
Regus plc	241,000	1,059,341
RPS Group plc	90,099	323,913
Serco Group plc	414,906	721,082
Shanks Group plc	177,442	255,167
WS Atkins plc	41,275	931,900
		9,333,045
Consumer Durables & Apparel 0.7%
Bellway plc	45,873	1,756,056
Bovis Homes Group plc	54,324	921,560
Crest Nicholson Holdings plc	84,048	714,840
Redrow plc	85,191	631,404
Ted Baker plc	7,899	372,478
		4,396,338
Consumer Services 1.5%
Betfair Group plc	27,410	1,365,873
Bwin.Party Digital Entertainment plc	267,183	478,320
Dignity plc	19,543	727,984
Domino's Pizza Group plc	52,861	703,654
Enterprise Inns plc *	191,552	352,939
Security	Number of Shares	Value ($)
Greene King plc	109,929	1,388,071
J.D. Wetherspoon plc	31,475	364,032
Ladbrokes plc	307,630	473,135
Marston's plc	213,870	499,319
Mitchells & Butlers plc *	91,582	509,888
SSP Group plc	172,449	782,419
The Restaurant Group plc	78,463	804,306
Thomas Cook Group plc *	537,380	885,998
		9,335,938
Diversified Financials 1.8%
Allied Minds plc *	33,917	253,675
Brewin Dolphin Holdings plc	92,166	401,723
Close Brothers Group plc	59,074	1,354,660
Henderson Group plc	366,243	1,461,153
IG Group Holdings plc	140,349	1,564,962
Intermediate Capital Group plc	127,831	1,049,866
International Personal Finance plc	101,714	621,990
Jupiter Fund Management plc	137,222	941,905
Kennedy Wilson Europe Real Estate plc	37,770	687,789
Man Group plc	572,359	1,418,144
SVG Capital plc *	80,808	578,412
Tullett Prebon plc	99,375	576,661
		10,910,940
Energy 0.4%
Cairn Energy plc *	220,129	513,255
Genel Energy plc *	54,258	296,869
Hunting plc	52,622	419,231
Lamprell plc *	95,956	195,913
Ophir Energy plc *	264,404	393,844
Premier Oil plc *	198,157	320,918
Soco International plc	95,106	225,260
Stobart Group Ltd. (c)	124,615	217,532
		2,582,822
Food & Staples Retailing 0.3%
Booker Group plc	541,408	1,406,406
Greggs plc	39,053	684,724
		2,091,130
Food, Beverage & Tobacco 0.4%
Britvic plc	91,605	943,249
Dairy Crest Group plc	61,293	552,414
Devro plc	83,893	372,889
Greencore Group plc	152,790	698,628
Premier Foods plc *	227,922	121,814
		2,688,994
Health Care Equipment & Services 0.4%
Al Noor Hospitals Group plc	17,600	230,355
NMC Health plc	23,287	271,123
Spire Healthcare Group plc (e)	66,372	363,405
Synergy Health plc *	21,636	540,738
UDG Healthcare plc	96,958	752,318
		2,157,939
Insurance 1.3%
Amlin plc	196,327	1,558,067
Beazley plc	225,113	1,158,811
esure Group plc	93,828	355,429
Hiscox Ltd.	108,544	1,502,466
Jardine Lloyd Thompson Group plc	44,148	715,662
Just Retirement Group plc	77,942	223,567
38    See financial notes

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Lancashire Holdings Ltd.	77,905	781,213
Phoenix Group Holdings	75,978	985,665
Saga plc	184,154	575,521
		7,856,401
Materials 1.1%
Acacia Mining plc	52,388	192,811
Alent plc	86,222	632,547
Centamin plc	412,690	381,148
Elementis plc	190,304	694,840
Essentra plc	98,196	1,287,492
Evraz plc *	172,501	209,460
Hochschild Mining plc *	94,707	98,684
KAZ Minerals plc *	101,754	272,932
Lonmin plc *	208,964	112,807
Petra Diamonds Ltd. *	184,637	354,965
RPC Group plc	89,469	903,366
Synthomer plc	97,614	516,148
Vedanta Resources plc	40,165	338,211
Victrex plc	31,894	880,991
		6,876,402
Media 0.7%
Cineworld Group plc	75,978	689,440
Entertainment One Ltd.	65,011	301,561
ITE Group plc	111,470	258,018
Rightmove plc	35,106	2,009,081
UBM plc	159,644	1,209,247
		4,467,347
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
BTG plc *	138,762	1,346,655
Dechra Pharmaceuticals plc	37,968	555,042
Genus plc	25,839	547,225
Indivior plc *	201,259	691,814
		3,140,736
Real Estate 1.6%
Big Yellow Group plc	57,830	599,473
Countrywide plc	61,538	494,522
Development Securities plc	40,053	157,084
Foxtons Group plc	99,494	368,017
Grainger plc	194,180	703,318
Great Portland Estates plc	133,968	1,707,065
Hansteen Holdings plc	234,630	414,990
Helical Bar plc	56,747	370,927
Londonmetric Property plc	277,218	691,984
Redefine International plc	309,555	251,140
Savills plc	54,310	754,265
Shaftesbury plc	100,836	1,395,772
ST Modwen Properties plc	50,318	345,620
The Unite Group plc	86,958	867,982
Workspace Group plc	40,251	555,607
		9,677,766
Retailing 1.4%
Card Factory plc	50,165	300,128
Connect Group plc	77,903	184,814
Debenhams plc	514,407	598,907
Dunelm Group plc	37,968	543,947
Halfords Group plc	84,755	679,140
Home Retail Group plc	342,849	802,026
Howden Joinery Group plc	229,621	1,700,805
Mothercare plc *	35,462	136,079
N Brown Group plc	70,590	326,028
Security	Number of Shares	Value ($)
Ocado Group plc *	149,711	789,316
Pets at Home Group plc	97,316	449,615
Poundland Group plc	60,794	322,579
SuperGroup plc *	14,395	324,787
WH Smith plc	45,389	1,047,124
		8,205,295
Semiconductors & Semiconductor Equipment 0.1%
Imagination Technologies Group plc *	84,494	318,382
Software & Services 1.2%
AVEVA Group plc	24,162	804,539
Computacenter plc	37,054	439,956
Fidessa Group plc	18,445	532,759
Just Eat plc *	128,886	781,211
Micro Focus International plc	61,758	1,239,539
Moneysupermarket.com Group plc	149,303	741,928
Playtech plc	65,221	860,157
SDL plc	26,149	153,931
Telecity Group plc	70,882	1,185,010
Xchanging plc	56,564	81,993
Zoopla Property Group plc (e)	63,187	255,879
		7,076,902
Technology Hardware & Equipment 1.0%
Electrocomponents plc	173,895	490,772
Halma plc	139,390	1,618,583
Laird plc	101,865	597,220
Oxford Instruments plc	21,007	271,393
Pace plc	129,194	677,568
Premier Farnell plc	151,584	304,476
Renishaw plc	12,650	421,216
Spectris plc	43,144	1,210,324
Spirent Communications plc	247,617	298,003
Xaar plc	29,201	229,047
		6,118,602
Telecommunication Services 0.2%
Cable & Wireless Communications plc	938,680	866,214
KCOM Group plc	190,673	275,660
		1,141,874
Transportation 0.7%
BBA Aviation plc	201,849	904,633
Firstgroup plc *	467,674	784,018
Go-Ahead Group plc	16,157	628,940
National Express Group plc	158,805	722,957
Northgate plc	39,012	299,822
Stagecoach Group plc	164,830	919,983
		4,260,353
Utilities 0.1%
Infinis Energy plc	37,260	73,638
Telecom Plus plc	23,160	396,808
		470,446
		118,459,006
Total Common Stock
(Cost $593,339,624)		603,888,842

See financial notes    39

Schwab International Small-Cap Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Preferred Stock 0.3% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	7,121	497,256
Health Care Equipment & Services 0.2%
Draegerwerk AG & Co. KGaA	2,556	242,924
Sartorius AG	2,982	656,572
		899,496
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Biotest AG	7,186	174,042
Transportation 0.0%
Sixt SE	3,644	132,701
		1,703,495
Republic of Korea 0.0%
Diversified Financials 0.0%
Daishin Securities Co., Ltd.	7,069	42,853
Sweden 0.0%
Real Estate 0.0%
Klovern AB	7,496	259,724
Total Preferred Stock
(Cost $1,798,214)		2,006,072

Rights 0.0% of net assets
Germany 0.0%
Real Estate 0.0%
Patrizia Immobilien AG *(a)	1,521	35,681
Total Rights
(Cost $17,940)		35,681

Other Investment Companies 1.9% of net assets
Switzerland 0.2%
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
BB Biotech AG - Reg'd *	4,373	1,279,726
United Kingdom 0.1%
Real Estate 0.1%
F&C Commercial Property Trust Ltd.	230,491	510,473
UK Commercial Property Trust Ltd.	101,470	135,383
		645,856
United States 1.6%
Equity Fund 0.1%
iShares MSCI EAFE Small-Cap ETF	12,000	588,720
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	206,690	206,690
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	8,649,267	8,649,267
		9,444,677
Total Other Investment Companies
(Cost $10,747,636)		11,370,259

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $612,114,955 and the unrealized appreciation and depreciation were $70,752,434 and ($65,566,535), respectively, with a net unrealized appreciation of $5,185,899.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $136,812 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $7,876,658. Non-cash collateral pledged to the fund for securities on loan amounted to $641,711.
(d)	The rate shown is the 7-day yield.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,418,389 or 0.7% of net assets.

CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg'd —	Registered
REIC —	Real Estate Investment Company
REIT —	Real Estate Investment Trust
40    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.5%	Common Stock	1,419,144,154	1,244,294,754
2.0%	Preferred Stock	48,701,294	25,853,511
1.4%	Other Investment Companies	18,318,299	18,318,299
100.9%	Total Investments	1,486,163,747	1,288,466,564
(0.9%)	Other Assets and Liabilities, Net		(11,726,607)
100.0%	Net Assets		1,276,739,957

Security	Number of Shares	Value ($)
Common Stock 97.5% of net assets
Brazil 6.3%
Banks 1.0%
Banco Bradesco S.A.	255,934	1,768,648
Banco do Brasil S.A.	370,698	1,814,687
Itau Unibanco Holding S.A. ADR	1,297,899	9,500,621
		13,083,956
Capital Goods 0.3%
Embraer S.A.	315,837	1,992,706
WEG S.A.	275,250	1,265,822
		3,258,528
Consumer Durables & Apparel 0.0%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	183,900	424,122
Consumer Services 0.2%
Estacio Participacoes S.A.	110,953	379,871
Kroton Educacional S.A.	777,626	1,853,193
		2,233,064
Diversified Financials 0.3%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	789,874	2,337,797
CETIP S.A. - Mercados Organizados	84,506	759,156
Grupo BTG Pactual	122,662	996,855
		4,093,808
Energy 0.6%
Cosan S.A. Industria e Comercio	61,300	305,469
Petroleo Brasileiro S.A. *	1,529,470	4,459,598
Ultrapar Participacoes S.A. ADR	157,670	2,752,919
		7,517,986
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Raia Drogasil S.A.	122,600	1,336,322
Food, Beverage & Tobacco 1.6%
Ambev S.A. ADR	2,023,164	10,662,074
BRF S.A. ADR	384,091	7,316,934
JBS S.A.	257,460	1,000,222
M Dias Branco S.A.	20,921	363,594
Souza Cruz S.A.	183,900	1,340,025
		20,682,849
Health Care Equipment & Services 0.0%
Qualicorp S.A.	78,464	367,734
Household & Personal Products 0.1%
Hypermarcas S.A. *	122,303	553,045
Natura Cosmeticos S.A.	66,373	431,705
		984,750
Insurance 0.2%
BB Seguridade Participacoes S.A.	255,841	2,015,962
Porto Seguro S.A.	49,040	448,089
Sul America S.A.	122,600	589,059
		3,053,110
Materials 0.8%
ALROSA AO *	651,062	634,279
Companhia Siderurgica Nacional S.A.	306,589	294,615
Duratex S.A.	176,687	266,322
Fibria Celulose S.A. ADR (a)	82,184	1,168,657
Klabin S.A.	231,050	1,285,215
Usinas Siderurgicas de Minas Gerais S.A.	89,791	237,898
Vale S.A.	601,456	2,959,185
Vale S.A. ADR	826,588	3,207,161
		10,053,332
Real Estate 0.1%
BR Malls Participacoes S.A.	191,336	588,362
Multiplan Empreendimentos Imobiliarios S.A.	30,650	346,535
		934,897
Retailing 0.2%
B2W Cia Digital *	45,656	195,548
Lojas Americanas S.A.	68,282	233,402
Lojas Renner S.A.	57,017	1,542,265
		1,971,215
Software & Services 0.3%
Cielo S.A.	360,854	3,799,506
TOTVS S.A.	54,156	471,342
		4,270,848
Telecommunication Services 0.1%
Tim Participacoes S.A.	412,131	995,745
Transportation 0.1%
CCR S.A.	399,199	1,630,883
Localiza Rent a Car S.A.	49,330	303,517
		1,934,400
Utilities 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo	147,120	635,376
CPFL Energia S.A. ADR	82,227	716,197
See financial notes    41

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
EDP - Energias do Brasil S.A.	183,900	566,001
Tractebel Energia S.A.	110,146	1,014,290
Transmissora Alianca de Energia Eletrica S.A.	61,300	311,360
		3,243,224
		80,439,890
Chile 1.4%
Banks 0.3%
Banco de Chile ADR	16,076	1,005,072
Banco de Credito e Inversiones	12,785	558,573
Banco Santander Chile ADR	82,771	1,591,686
Corpbanca S.A.	90,614,372	845,602
		4,000,933
Energy 0.1%
Empresas COPEC S.A.	162,195	1,586,101
Food & Staples Retailing 0.1%
Cencosud S.A.	521,663	1,060,828
Food, Beverage & Tobacco 0.1%
Cia Cervecerias Unidas S.A.	89,927	996,691
Materials 0.1%
Empresas CMPC S.A.	504,615	1,381,011
Sociedad Quimica y Minera de Chile S.A. ADR	42,910	672,829
		2,053,840
Retailing 0.1%
S.A.C.I. Falabella	192,490	1,188,598
Telecommunication Services 0.0%
ENTEL Chile S.A.	41,071	384,485
Transportation 0.1%
Latam Airlines Group S.A. ADR *(a)	133,149	734,982
Utilities 0.5%
Colbun S.A.	4,700,306	1,277,133
Empresa Nacional de Electricidad S.A. ADR	63,139	2,343,720
Enersis S.A. ADR	176,322	2,447,349
		6,068,202
		18,074,660
China 26.5%
Automobiles & Components 0.6%
Brilliance China Automotive Holdings Ltd.	1,275,871	1,540,913
Byd Co., Ltd., H Shares *(a)	301,200	1,230,054
Chongqing Changan Automobile Co., Ltd., B Shares	382,600	612,156
Dongfeng Motor Group Co., Ltd., H Shares	1,314,995	1,323,470
Geely Automobile Holdings Ltd.	1,848,891	715,695
Great Wall Motor Co., Ltd., H Shares	478,563	1,278,218
Guangzhou Automobile Group Co., Ltd., H Shares	1,228,055	863,595
Weifu High-Technology Group Co., Ltd., B Shares	125,500	335,042
		7,899,143
Security	Number of Shares	Value ($)
Banks 6.2%
Agricultural Bank of China Ltd., H Shares	11,034,000	4,456,284
Bank of China Ltd., H Shares	32,104,743	14,664,524
Bank of Communications Co., Ltd., H Shares	3,595,134	2,709,090
China CITIC Bank Corp., Ltd., H Shares *	3,407,338	2,088,355
China Construction Bank Corp., H Shares	38,841,165	27,313,933
China Everbright Bank Co., Ltd., H Shares	1,405,677	642,073
China Merchants Bank Co., Ltd., H Shares	1,936,084	4,611,597
China Minsheng Banking Corp., Ltd., H Shares	2,791,966	2,705,488
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,442,112	842,932
Huishang Bank Corp., Ltd., H Shares (a)	901,570	404,831
Industrial & Commercial Bank of China Ltd., H Shares	30,566,991	18,063,989
		78,503,096
Capital Goods 1.8%
AviChina Industry & Technology Co., Ltd., H Shares	1,248,847	868,547
Beijing Enterprises Holdings Ltd.	289,388	1,689,642
China Communications Construction Co., Ltd., H Shares	2,014,987	2,397,169
China International Marine Containers Group Co., Ltd., H Shares	427,436	761,107
China Railway Construction Corp., Ltd., H Shares	909,904	1,192,847
China Railway Group Ltd., H Shares	1,618,600	1,451,509
China State Construction International Holdings Ltd.	762,964	1,008,090
CIMC Enric Holdings Ltd. (a)	503,284	264,953
CITIC Ltd.	2,223,900	4,074,732
CRRC Corp., Ltd., H Shares *	1,941,963	2,270,203
Fosun International Ltd.	919,500	1,542,377
Haitian International Holdings Ltd.	228,863	415,199
Shanghai Electric Group Co., Ltd., H Shares (a)	1,226,000	677,064
Shanghai Industrial Holdings Ltd.	370,347	903,163
Sinopec Engineering Group Co., Ltd., H shares	613,000	529,154
Weichai Power Co., Ltd., H Shares	500,900	539,030
Zhuzhou CSR Times Electric Co., Ltd., H Shares	306,500	2,030,797
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares (a)	1,025,863	412,990
		23,028,573
Commercial & Professional Services 0.1%
China Everbright International Ltd.	1,330,173	1,740,370
Consumer Durables & Apparel 0.5%
ANTA Sports Products Ltd.	483,228	1,217,103
Belle International Holdings Ltd.	2,452,000	2,243,170
42    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Haier Electronics Group Co., Ltd.	622,338	1,116,186
Shanghai Haixin Group Co., B Shares	489,300	280,859
Shenzhou International Group Holdings Ltd.	249,186	1,258,783
		6,116,101
Diversified Financials 0.7%
China Cinda Asset Management Co., Ltd., H Shares	3,321,124	1,234,164
China Everbright Ltd.	335,833	701,995
China Galaxy Securities Co., Ltd., H Shares	1,303,005	892,763
CITIC Securities Co., Ltd., H Shares	877,721	1,759,961
Far East Horizon Ltd.	1,440,552	1,146,858
Haitong Securities Co., Ltd., H Shares	1,299,825	1,875,090
Huatai Securities Co., Ltd., H Shares *(b)	402,624	732,511
		8,343,342
Energy 2.3%
China Coal Energy Co., Ltd., H Shares (a)	1,494,918	698,267
China Oilfield Services Ltd., H Shares	829,112	892,226
China Petroleum & Chemical Corp., H Shares	11,120,471	7,404,034
China Shenhua Energy Co., Ltd., H Shares	1,467,614	2,545,110
CNOOC Ltd.	7,023,157	8,708,658
Inner Mongolia Yitai Coal Co., Ltd., B Shares	546,900	462,677
Kunlun Energy Co., Ltd.	1,226,000	866,895
PetroChina Co., Ltd., H Shares	8,927,884	7,418,736
Yanzhou Coal Mining Co., Ltd., H Shares (a)	948,184	447,785
		29,444,388
Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	537,915	1,690,083
Food, Beverage & Tobacco 0.3%
Anhui Gujing Distillery Co., Ltd., B Shares	84,900	230,050
China Agri-Industries Holdings Ltd. *	1,228,524	466,044
China Huishan Dairy Holdings Co., Ltd. (a)	4,291,000	1,572,434
China Yurun Food Group Ltd. *(a)	613,000	141,582
Tsingtao Brewery Co., Ltd., H Shares (a)	185,562	912,241
Yantai Changyu Pioneer Wine Co., Ltd., B Shares	105,100	328,181
		3,650,532
Health Care Equipment & Services 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	859,662	601,205
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	306,500	639,098
Sinopharm Group Co., Ltd., H Shares	481,585	1,823,797
		3,064,100
Security	Number of Shares	Value ($)
Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	306,500	3,007,635
Insurance 2.5%
China Life Insurance Co., Ltd., H Shares	3,229,117	11,166,423
China Pacific Insurance (Group) Co., Ltd., H Shares	1,048,260	3,814,289
China Taiping Insurance Holdings Co., Ltd. *	543,043	1,534,525
New China Life Insurance Co., Ltd., H Shares	303,727	1,187,467
PICC Property & Casualty Co., Ltd., H Shares	1,608,874	3,055,803
Ping An Insurance Group Co. of China Ltd., H Shares	2,093,678	10,252,202
The People's Insurance Co. Group of China Ltd., H Shares	2,717,732	1,286,969
		32,297,678
Materials 0.7%
Aluminum Corp. of China Ltd., H Shares *	1,660,879	555,051
Anhui Conch Cement Co., Ltd., H Shares	606,559	1,835,318
BBMG Corp., H Shares	885,244	571,122
China BlueChemical Ltd., H Shares	1,685,750	478,532
China National Building Material Co., Ltd., H Shares	1,429,361	833,635
China Resources Cement Holdings Ltd.	1,226,000	602,714
China Zhongwang Holdings Ltd. (a)	1,716,400	595,753
Jiangxi Copper Co., Ltd., H Shares	616,786	779,135
Lee & Man Paper Manufacturing Ltd.	1,226,000	702,375
Nine Dragons Paper Holdings Ltd.	613,000	344,069
Zhaojin Mining Industry Co., Ltd., H Shares (a)	859,881	428,273
Zijin Mining Group Co., Ltd., H Shares	3,333,752	860,318
		8,586,295
Media 0.1%
Alibaba Pictures Group Ltd. *(a)	5,274,308	1,231,798
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
China Medical System Holdings Ltd.	434,144	471,674
CSPC Pharmaceutical Group Ltd.	1,885,633	1,727,472
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	156,908	458,573
Sino Biopharmaceutical Ltd.	1,405,391	1,668,324
		4,326,043
Real Estate 1.6%
China Merchants Property Development Co., Ltd., B Shares (c)(d)	164,200	313,991
China Overseas Land & Investment Ltd.	1,614,710	4,729,507
China Resources Land Ltd.	1,101,396	2,748,498
See financial notes    43

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
China Vanke Co., Ltd., H Shares (a)	763,405	1,735,627
Country Garden Holdings Co., Ltd.	2,489,786	873,829
Dalian Wanda Commercial Properties Co., Ltd., H Shares (b)	156,016	958,234
Evergrande Real Estate Group Ltd. (a)	3,044,868	2,003,707
Greentown China Holdings Ltd. *(a)	613,000	475,369
Guangzhou R&F Properties Co., Ltd., H Shares *	544,728	497,632
Longfor Properties Co., Ltd.	613,000	741,132
Renhe Commercial Holdings Co., Ltd. *(a)	8,582,000	476,159
Shanghai Jinqiao Export Processing Zone Development Co., Ltd., B Shares	227,000	333,690
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., B Shares	337,200	871,662
Shimao Property Holdings Ltd.	613,000	860,567
Sino-Ocean Land Holdings Ltd.	2,251,188	1,176,420
SOHO China Ltd.	516,933	220,779
Sunac China Holdings Ltd.	783,491	423,588
Yuexiu Property Co., Ltd.	5,495,860	865,149
		20,305,540
Retailing 0.1%
GOME Electrical Appliances Holdings Ltd.	6,743,000	1,070,172
Zhongsheng Group Holdings Ltd. (a)	306,500	128,136
		1,198,308
Semiconductors & Semiconductor Equipment 0.1%
GCL-Poly Energy Holdings Ltd. *	4,521,790	723,482
Software & Services 3.1%
Kingsoft Corp., Ltd. (a)	352,194	742,557
Tencent Holdings Ltd.	2,270,349	38,610,331
TravelSky Technology Ltd., H Shares	512,340	620,754
		39,973,642
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	440,262	571,485
Lenovo Group Ltd.	3,062,345	2,513,082
ZTE Corp., H Shares	468,334	943,914
		4,028,481
Telecommunication Services 2.8%
Alibaba Health Information Technology Ltd. *(a)	863,552	597,240
China Mobile Ltd.	2,266,387	27,459,660
China Telecom Corp., Ltd., H Shares	7,822,861	4,098,143
China Unicom (Hong Kong) Ltd.	2,452,000	3,220,800
		35,375,843
Transportation 0.7%
Air China Ltd., H Shares	1,083,657	783,025
China COSCO Holdings Co., Ltd., H Shares *(a)(c)(d)	1,548,961	987,331
Security	Number of Shares	Value ($)
China Eastern Airlines Corp., Ltd., H Shares *	723,018	385,296
China Merchants Holdings International Co., Ltd.	606,830	2,027,974
China Shipping Container Lines Co., Ltd., H Shares *(a)(c)(d)	2,436,000	977,537
China Shipping Development Co., Ltd., H Shares (c)(d)	428,191	303,323
China Southern Airlines Co., Ltd., H Shares	548,294	357,273
COSCO Pacific Ltd. (c)(d)	1,088,000	1,431,939
Jiangsu Expressway Co., Ltd., H Shares	480,704	568,157
Sinotrans Ltd., H Shares	728,628	334,697
Zhejiang Expressway Co., Ltd., H Shares	1,226,000	1,316,162
		9,472,714
Utilities 1.2%
Beijing Enterprises Water Group Ltd. *	1,639,294	1,173,938
Beijing Jingneng Clean Energy Co., Ltd., H Shares (a)	620,572	179,364
CGN Power Co., Ltd., H Shares (b)	2,416,406	957,202
China Gas Holdings Ltd.	684,196	999,361
China Longyuan Power Group Corp., Ltd., H Shares	1,226,000	1,301,925
China Resources Gas Group Ltd.	292,487	771,783
China Resources Power Holdings Co., Ltd.	832,029	2,037,653
Datang International Power Generation Co., Ltd., H Shares	1,852,702	748,248
ENN Energy Holdings Ltd.	302,583	1,544,139
Guangdong Electric Power Development Co., Ltd., B Shares	443,200	280,215
Guangdong Investment Ltd.	944,113	1,276,676
Huadian Energy Co., Ltd., B Shares *	404,000	234,320
Huadian Fuxin Energy Corp., Ltd., H Shares	1,108,581	389,074
Huadian Power International Corp., Ltd., H Shares	661,062	538,229
Huaneng Power International, Inc., H Shares	1,658,355	1,910,841
Huaneng Renewables Corp., Ltd., H Shares	1,226,000	447,685
		14,790,653
		338,797,840
Colombia 0.5%
Banks 0.1%
Bancolombia S.A. ADR	49,040	1,691,880
Diversified Financials 0.1%
Corp. Financiera Colombiana S.A.	45,614	541,146
Grupo de Inversiones Suramericana S.A.	96,854	1,105,203
		1,646,349
Energy 0.1%
Ecopetrol S.A. ADR	101,275	1,061,362
44    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.0%
Almacenes Exito S.A.	97,237	527,440
Materials 0.1%
Cementos Argos S.A.	184,513	582,139
Cemex Latam Holdings S.A. *	68,656	259,665
		841,804
Utilities 0.1%
Interconexion Electrica S.A. ESP	174,092	373,677
Isagen S.A. ESP	598,901	569,184
		942,861
		6,711,696
Czech Republic 0.3%
Banks 0.1%
Komercni Banka A/S	6,743	1,533,992
Utilities 0.2%
CEZ A/S	80,303	1,832,835
		3,366,827
Egypt 0.3%
Banks 0.2%
Commercial International Bank Egypt SAE GDR - Reg'd	471,050	2,637,880
Telecommunication Services 0.1%
Global Telecom Holding SAE GDR *	449,704	584,615
Orascom Telecom Media & Technology Holding SAE GDR *(b)(d)	176,826	79,041
		663,656
		3,301,536
Hungary 0.3%
Banks 0.1%
OTP Bank plc	90,294	1,738,272
Energy 0.1%
MOL Hungarian Oil & Gas plc	23,741	1,175,910
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt	67,430	1,029,429
		3,943,611
India 12.6%
Automobiles & Components 0.9%
Bajaj Auto Ltd.	30,262	1,016,412
Bharat Forge Ltd.	22,970	403,560
Bosch Ltd.	2,977	1,039,451
Hero MotoCorp Ltd.	39,233	1,414,808
Mahindra & Mahindra Ltd.	136,086	2,499,397
Maruti Suzuki India Ltd.	36,780	2,305,673
Tata Motors Ltd. *	455,350	2,330,008
		11,009,309
Banks 2.8%
Axis Bank Ltd.	469,663	3,587,385
Bank of Baroda	227,150	631,304
HDFC Bank Ltd.	383,246	5,923,522
Security	Number of Shares	Value ($)
Housing Development Finance Corp., Ltd.	655,318	11,693,200
ICICI Bank Ltd.	1,180,060	4,933,263
IndusInd Bank Ltd.	123,937	1,599,761
Kotak Mahindra Bank Ltd.	308,952	3,028,868
LIC Housing Finance Ltd.	111,041	739,995
Oriental Bank of Commerce	56,155	114,929
State Bank of India	704,950	2,623,082
Yes Bank Ltd.	63,104	654,487
		35,529,796
Capital Goods 0.6%
ABB India Ltd.	22,068	407,515
Bharat Electronics Ltd.	5,299	268,561
Bharat Heavy Electricals Ltd.	343,280	1,169,398
Cummins India Ltd.	46,035	761,075
Eicher Motors Ltd.	5,086	1,454,822
Larsen & Toubro Ltd.	111,861	2,697,285
Siemens Ltd.	37,393	711,494
		7,470,150
Consumer Durables & Apparel 0.1%
Titan Co., Ltd.	127,751	649,181
Diversified Financials 0.3%
Bajaj Holdings & Investment Ltd.	13,861	330,381
IDFC Ltd.	425,451	831,701
Mahindra & Mahindra Financial Services Ltd.	129,343	491,591
Power Finance Corp., Ltd.	172,866	582,894
Rural Electrification Corp., Ltd.	168,575	642,221
Shriram Transport Finance Co., Ltd.	57,622	704,770
		3,583,558
Energy 1.5%
Bharat Petroleum Corp., Ltd.	97,091	1,289,970
Cairn India Ltd.	204,129	457,390
Coal India Ltd.	557,950	3,074,915
Essar Oil Ltd. *	96,942	254,842
Hindustan Petroleum Corp., Ltd.	30,884	391,887
Indian Oil Corp., Ltd.	169,188	1,054,832
Oil & Natural Gas Corp., Ltd.	885,009	3,185,899
Reliance Industries Ltd.	693,136	8,924,484
The Great Eastern Shipping Co., Ltd.	90,960	503,479
		19,137,698
Food, Beverage & Tobacco 0.5%
ITC Ltd.	844,230	4,129,393
Nestle India Ltd.	13,922	1,249,346
United Spirits Ltd. *	29,256	1,455,626
		6,834,365
Household & Personal Products 0.5%
Colgate-Palmolive (India) Ltd.	23,620	694,583
Dabur India Ltd.	232,010	952,995
Godrej Consumer Products Ltd.	37,393	749,463
Hindustan Unilever Ltd.	329,534	4,267,707
		6,664,748
Materials 0.6%
Ambuja Cements Ltd.	285,776	890,753
Asian Paints Ltd.	130,729	1,668,847
Hindalco Industries Ltd.	540,746	651,173
JSW Steel Ltd.	73,277	1,014,193
See financial notes    45

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
NMDC Ltd.	329,794	501,078
Pidilite Industries Ltd.	29,040	249,379
Tata Steel Ltd.	120,148	407,392
Ultratech Cement Ltd.	42,910	1,865,383
Vedanta Ltd.	605,644	898,786
		8,146,984
Media 0.1%
Zee Entertainment Enterprises Ltd.	268,644	1,555,084
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Aurobindo Pharma Ltd.	94,774	1,073,559
Cipla Ltd.	237,844	2,440,696
Dr. Reddy's Laboratories Ltd.	43,674	2,826,836
Glenmark Pharmaceuticals Ltd.	46,588	809,324
Lupin Ltd.	92,354	2,689,068
Piramal Enterprises Ltd.	39,845	583,724
Sun Pharmaceutical Industries Ltd.	471,544	6,376,751
Wockhardt Ltd.	13,017	262,856
		17,062,814
Real Estate 0.0%
DLF Ltd.	243,361	405,998
Software & Services 2.3%
HCL Technologies Ltd.	237,308	3,466,535
Infosys Ltd.	827,760	13,627,688
Oracle Financial Services Software Ltd.	8,582	535,208
Tata Consultancy Services Ltd.	201,320	7,765,243
Tech Mahindra Ltd.	197,808	1,532,473
Wipro Ltd. ADR	176,087	2,061,979
		28,989,126
Telecommunication Services 0.5%
Bharti Airtel Ltd.	596,942	3,181,595
Bharti Infratel Ltd.	230,443	1,385,778
Idea Cellular Ltd.	589,706	1,382,560
Reliance Communications Ltd. *	277,689	252,312
		6,202,245
Transportation 0.2%
Adani Ports & Special Economic Zone Ltd.	438,831	2,346,483
Utilities 0.4%
GAIL India Ltd.	203,516	906,523
NTPC Ltd.	936,664	1,711,288
Power Grid Corp. of India Ltd.	589,093	1,157,804
Reliance Infrastructure Ltd.	71,108	365,354
Tata Power Co., Ltd.	698,820	636,533
		4,777,502
		160,365,041
Indonesia 2.5%
Automobiles & Components 0.3%
PT Astra International Tbk	8,549,557	3,605,418
Banks 1.0%
PT Bank Central Asia Tbk	5,159,717	4,737,391
PT Bank Danamon Indonesia Tbk	1,145,308	288,161
PT Bank Mandiri (Persero) Tbk	3,984,959	2,581,006
Security	Number of Shares	Value ($)
PT Bank Negara Indonesia (Persero) Tbk	3,678,747	1,296,071
PT Bank Rakyat Indonesia (Persero) Tbk	4,634,660	3,504,859
		12,407,488
Capital Goods 0.1%
PT United Tractors Tbk	555,586	756,269
Energy 0.0%
PT Adaro Energy Tbk	8,195,970	347,089
PT Tambang Batubara Bukit Asam (Persero) Tbk	507,868	211,461
		558,550
Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	190,410	232,083
PT Charoen Pokphand Indonesia Tbk	3,767,295	501,412
PT Gudang Garam Tbk	207,378	656,820
PT Indofood Sukses Makmur Tbk	2,175,188	820,534
		2,210,849
Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	575,052	1,625,903
Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	613,000	856,237
PT Semen Indonesia (Persero) Tbk	1,329,308	875,167
PT Vale Indonesia Tbk	1,206,608	132,684
		1,864,088
Media 0.0%
PT Media Nusantara Citra Tbk	2,779,654	374,907
PT Surya Citra Media Tbk	1,006,568	195,583
		570,490
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
PT Kalbe Farma Tbk	11,611,064	1,384,237
Telecommunication Services 0.4%
PT Telekomunikasi Indonesia (Persero) Tbk	23,311,509	4,761,853
PT Tower Bersama Infrastructure Tbk *	402,624	205,610
		4,967,463
Transportation 0.0%
PT Jasa Marga Persero Tbk	1,231,048	451,238
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	4,904,000	970,329
		31,372,322
Malaysia 4.1%
Automobiles & Components 0.1%
UMW Holdings Berhad	426,300	862,750
Banks 1.2%
Alliance Financial Group Berhad	704,380	630,588
AMMB Holdings Berhad	752,072	841,604
CIMB Group Holdings Berhad	2,268,424	2,700,505
Hong Leong Bank Berhad	224,944	700,540
Malayan Banking Berhad	2,131,500	4,445,700
46    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Public Bank Berhad	1,257,654	5,389,945
RHB Capital Berhad	310,144	478,508
		15,187,390
Capital Goods 0.4%
Gamuda Berhad	1,342,016	1,386,750
IJM Corp. Berhad	617,568	926,352
Sime Darby Berhad	1,400,700	2,484,575
		4,797,677
Consumer Services 0.3%
Berjaya Sports Toto Berhad	371,100	260,653
Genting Berhad	1,096,200	1,787,850
Genting Malaysia Berhad	1,415,720	1,334,822
		3,383,325
Energy 0.1%
Bumi Armada Berhad *	1,035,300	210,758
Petronas Dagangan Berhad	121,800	613,640
SapuraKencana Petroleum Berhad	1,313,380	537,860
		1,362,258
Food, Beverage & Tobacco 0.4%
British American Tobacco Malaysia Berhad	60,900	901,610
Felda Global Ventures Holdings Berhad	548,100	159,210
IOI Corp. Berhad	2,094,192	1,994,469
Kuala Lumpur Kepong Berhad	249,448	1,236,549
PPB Group Berhad	249,448	911,079
		5,202,917
Health Care Equipment & Services 0.1%
IHH Healthcare Berhad	1,218,000	1,696,500
Materials 0.2%
Lafarge Malaysia Berhad	182,700	404,550
Petronas Chemicals Group Berhad	1,278,900	1,848,315
		2,252,865
Media 0.0%
Astro Malaysia Holdings Berhad	854,500	590,012
Real Estate 0.1%
IOI Properties Group Berhad	852,600	371,490
KLCCP Stapled Group	188,244	313,740
SP Setia Berhad Group	988,716	727,413
		1,412,643
Telecommunication Services 0.6%
Axiata Group Berhad	1,723,952	2,520,254
DiGi.com Berhad	1,948,800	2,426,720
Maxis Berhad	1,038,524	1,624,548
Telekom Malaysia Berhad	304,500	470,525
		7,042,047
Transportation 0.1%
Malaysia Airports Holdings Berhad	304,500	313,200
MISC Berhad	730,800	1,409,400
		1,722,600
Utilities 0.5%
Petronas Gas Berhad	345,436	1,753,499
Tenaga Nasional Berhad	1,200,174	3,194,749
Security	Number of Shares	Value ($)
YTL Corp. Berhad	2,323,312	862,944
YTL Power International Berhad	1,592,701	587,783
		6,398,975
		51,911,959
Mexico 5.5%
Banks 0.6%
Grupo Elektra S.A.B. de C.V.	18,390	319,041
Grupo Financiero Banorte S.A.B. de C.V., O Shares	955,326	4,577,936
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	935,175	1,970,110
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	549,010	854,597
		7,721,684
Capital Goods 0.3%
Alfa S.A.B. de C.V., A Shares	1,103,400	2,195,621
Grupo Carso S.A.B. de C.V., Series A1	188,948	856,910
Promotora y Operadora de Infraestructura S.A.B. de C.V. *	71,496	750,580
		3,803,111
Consumer Services 0.0%
Alsea S.A.B. de C.V.	111,041	341,593
Diversified Financials 0.1%
Gentera S.A.B. de C.V.	490,400	782,068
Food & Staples Retailing 0.5%
Controladora Comercial Mexicana S.A.B. de C.V.	245,200	698,923
Organizacion Soriana S.A.B. de C.V., B Shares *	71,196	138,064
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,427,055	5,804,393
		6,641,380
Food, Beverage & Tobacco 1.1%
Arca Continental S.A.B. de C.V.	150,195	855,252
Coca-Cola Femsa S.A.B. de C.V., Series L	199,375	1,431,745
Fomento Economico Mexicano S.A.B. de C.V.	950,550	8,460,348
Gruma S.A.B. de C.V., B Shares	61,300	822,399
Grupo Bimbo S.A.B. de C.V., Series A *	858,200	2,203,293
Grupo Lala S.A.B. de C.V.	259,513	585,374
		14,358,411
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	367,800	823,057
Materials 0.9%
Alpek S.A.B. de C.V.	294,680	367,736
Cemex S.A.B. de C.V., Series CPO *	5,499,591	4,303,315
Grupo Mexico S.A.B. de C.V., Series B	1,704,420	4,311,837
Industrias CH S.A.B. de C.V., Series B *	61,300	208,011
See financial notes    47

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Industrias Penoles S.A.B. de C.V.	61,300	870,986
Mexichem S.A.B. de C.V.	551,700	1,411,142
		11,473,027
Media 0.6%
Grupo Televisa S.A.B., Series CPO	1,160,145	7,083,245
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Genomma Lab Internacional S.A.B. de C.V., B Shares *	715,208	578,389
Real Estate 0.2%
Concentradora Fibra Danhos S.A. de C.V.	142,592	286,969
Fibra Uno Administracion S.A. de C.V.	866,603	1,853,539
		2,140,508
Telecommunication Services 0.9%
America Movil S.A.B. de C.V., Series L	12,985,183	11,816,671
Transportation 0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	50,328	421,040
Grupo Aeroportuario del Sureste S.A.B. de C.V., B Shares	122,600	1,781,280
OHL Mexico S.A.B. de C.V. *	367,800	488,354
		2,690,674
Utilities 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.	104,370	461,766
		70,715,584
Pakistan 0.0%
Energy 0.0%
Oil & Gas Development Co., Ltd. GDR - Reg'd (d)	9,984	137,863
Peru 0.2%
Banks 0.1%
Credicorp Ltd.	23,294	2,561,874
Materials 0.1%
Companhia de Minas Buenaventura S.A. ADR	107,550	679,716
		3,241,590
Philippines 1.9%
Banks 0.3%
Bank of the Philippine Islands	885,901	1,603,492
BDO Unibank, Inc.	772,440	1,627,842
Metropolitan Bank & Trust Co.	395,210	708,148
		3,939,482
Capital Goods 0.5%
Aboitiz Equity Ventures, Inc.	858,200	1,011,699
Alliance Global Group, Inc.	1,900,300	805,005
DMCI Holdings, Inc.	2,145,500	522,375
JG Summit Holdings, Inc.	899,437	1,366,282
LT Group, Inc.	1,348,600	375,092
SM Investments Corp.	127,913	2,402,816
		6,483,269
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Jollibee Foods Corp.	196,160	803,694
Diversified Financials 0.2%
Ayala Corp.	106,132	1,675,769
GT Capital Holdings, Inc.	24,520	666,247
		2,342,016
Food, Beverage & Tobacco 0.1%
Universal Robina Corp.	380,060	1,577,485
Real Estate 0.3%
Ayala Land, Inc.	2,452,000	1,885,952
Megaworld Corp.	4,675,126	433,104
SM Prime Holdings, Inc.	4,168,560	1,739,130
		4,058,186
Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	39,314	2,117,943
Transportation 0.1%
International Container Terminal Services, Inc.	570,090	1,133,716
Utilities 0.2%
Aboitiz Power Corp.	1,085,984	1,004,895
Energy Development Corp.	5,274,324	677,063
Manila Electric Co.	73,560	446,963
		2,128,921
		24,584,712
Poland 1.9%
Banks 0.7%
Bank Handlowy w Warszawie S.A.	26,359	610,862
Bank Millennium S.A. *	257,460	406,051
Bank Pekao S.A.	55,170	2,353,680
Bank Zachodni WBK S.A. *	13,155	1,056,542
Getin Noble Bank S.A. *	882,769	205,913
mBank S.A. *	8,452	817,722
Powszechna Kasa Oszczednosci Bank Polski S.A.	375,156	2,957,375
		8,408,145
Consumer Durables & Apparel 0.1%
LPP S.A.	613	1,267,385
Energy 0.4%
Polski Koncern Naftowy Orlen S.A.	168,575	3,298,979
Polskie Gornictwo Naftowe i Gazownictwo S.A.	885,069	1,592,943
		4,891,922
Food & Staples Retailing 0.0%
Eurocash S.A.	8,288	91,390
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	25,746	2,939,943
Materials 0.1%
Grupa Azoty S.A. *	5,700	135,979
KGHM Polska Miedz S.A.	73,091	1,521,433
		1,657,412
Media 0.1%
Cyfrowy Polsat S.A. *	133,196	798,615
48    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Software & Services 0.0%
Asseco Poland S.A.	27,444	381,109
Telecommunication Services 0.1%
Orange Polska S.A.	296,079	557,211
Utilities 0.2%
Enea S.A.	107,888	406,083
Energa S.A.	110,340	571,785
PGE S.A.	378,281	1,565,204
Tauron Polska Energia S.A.	354,465	328,848
		2,871,920
		23,865,052
Russia 4.0%
Banks 0.4%
Sberbank of Russia *	4,011,001	4,478,712
VTB Bank JSC GDR - Reg’d	492,980	1,025,398
		5,504,110
Diversified Financials 0.1%
Moscow Exchange MICEX-RTS PJSC	816,782	909,698
Energy 2.1%
Gazprom PAO	1	2
Gazprom PAO ADR	2,490,310	10,982,267
LUKOIL PJSC *	1	38
LUKOIL PJSC ADR	217,753	8,213,643
NovaTek OAO *	351,860	3,338,240
Rosneft OJSC GDR - Reg'd	385,518	1,452,632
Surgutneftegas OAO *	1,435,006	737,613
Surgutneftegas OAO ADR	25,273	131,925
Tatneft PAO *	1	5
Tatneft PAO ADR	84,657	2,405,106
		27,261,471
Food & Staples Retailing 0.5%
Magnit PJSC GDR - Reg'd	125,381	6,268,423
Materials 0.6%
Magnitogorsk Iron & Steel Works OJSC *	1,958,845	653,242
MMC Norilsk Nickel PJSC *(f)	1	158
MMC Norilsk Nickel PJSC ADR (f)	222,919	3,529,922
Novolipetsk Steel OJSC GDR - Reg'd	35,119	417,916
PhosAgro OAO GDR - Reg'd	33,292	467,753
Severstal PAO GDR - Reg'd	106,121	1,130,189
Uralkali PJSC GDR - Reg'd *	73,972	1,143,607
		7,342,787
Telecommunication Services 0.2%
MegaFon PJSC GDR - Reg'd	26,159	336,143
Mobile TeleSystems PJSC ADR	160,081	1,221,418
Rostelecom PJSC *	325,374	397,403
		1,954,964
Transportation 0.0%
Aeroflot-Russian Airlines PJSC *	490,400	294,005
Utilities 0.1%
E.ON Russia JSC *	4,694,067	201,357
Federal Grid Co. Unified Energy System JSC *	249,040,715	242,566
Inter RAO JSC *	12,458,000	212,484
Security	Number of Shares	Value ($)
Rosseti JSC *	36,458,226	247,004
RusHydro PJSC *	23,122,189	184,538
		1,087,949
		50,623,407
South Africa 9.7%
Banks 0.8%
Barclays Africa Group Ltd.	142,829	1,871,042
Capitec Bank Holdings Ltd.	21,696	789,785
Nedbank Group Ltd.	77,851	1,385,022
Standard Bank Group Ltd.	510,210	5,620,513
		9,666,362
Capital Goods 0.3%
Barloworld Ltd.	108,501	696,932
Reunert Ltd.	105,436	510,637
The Bidvest Group Ltd.	138,538	3,330,740
		4,538,309
Consumer Durables & Apparel 0.5%
Steinhoff International Holdings Ltd.	974,146	5,835,659
Consumer Services 0.0%
Sun International Ltd.	49,040	383,580
Diversified Financials 1.2%
Brait SE *	111,583	1,221,299
Coronation Fund Managers Ltd.	126,278	703,160
FirstRand Ltd.	1,319,879	5,264,889
Investec Ltd.	141,603	1,152,104
JSE Ltd.	81,567	846,463
Remgro Ltd.	209,646	3,998,435
RMB Holdings Ltd.	361,057	1,827,844
		15,014,194
Energy 0.6%
Exxaro Resources Ltd.	55,783	285,218
Sasol Ltd.	235,049	7,529,613
		7,814,831
Food & Staples Retailing 0.4%
Clicks Group Ltd.	115,316	795,825
Massmart Holdings Ltd.	48,487	418,916
Pick n Pay Stores Ltd.	129,956	613,321
Shoprite Holdings Ltd.	191,417	2,343,169
The SPAR Group Ltd.	77,851	1,115,155
		5,286,386
Food, Beverage & Tobacco 0.2%
AVI Ltd.	172,074	1,050,794
Pioneer Foods Ltd.	40,711	610,776
Tiger Brands Ltd.	69,122	1,562,303
		3,223,873
Health Care Equipment & Services 0.4%
Life Healthcare Group Holdings Ltd.	457,298	1,312,155
Mediclinic International Ltd.	175,075	1,406,223
Netcare Ltd.	681,043	2,046,582
		4,764,960
See financial notes    49

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Insurance 0.6%
Discovery Ltd.	228,894	2,312,538
MMI Holdings Ltd.	628,325	1,331,565
Sanlam Ltd.	762,194	3,665,519
		7,309,622
Materials 0.7%
Aeci Ltd.	74,786	549,214
Anglo American Platinum Ltd. *	24,332	587,358
AngloGold Ashanti Ltd. *	171,027	1,376,932
Gold Fields Ltd.	354,314	1,137,662
Impala Platinum Holdings Ltd. *	239,683	894,819
Mondi Ltd.	57,891	1,342,108
Nampak Ltd.	320,015	744,532
Northam Platinum Ltd. *	106,110	301,669
PPC Ltd.	262,151	428,873
Sappi Ltd. *	259,299	831,016
Sibanye Gold Ltd.	345,868	396,343
		8,590,526
Media 1.6%
Naspers Ltd., N Shares	157,144	20,365,308
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Aspen Pharmacare Holdings Ltd. *	136,909	3,535,270
Real Estate 0.4%
Capital Property Fund *	768,922	904,324
Growthpoint Properties Ltd.	1,034,007	2,039,288
Hyprop Investments Ltd.	89,256	834,404
Redefine Properties Ltd.	1,447,542	1,252,825
Resilient Property Income Fund Ltd.	91,657	773,929
		5,804,770
Retailing 0.7%
Imperial Holdings Ltd.	86,433	1,202,246
Mr. Price Group Ltd.	94,593	1,701,843
The Foschini Group Ltd.	74,623	843,319
Truworths International Ltd.	204,129	1,352,421
Woolworths Holdings Ltd.	441,982	3,315,469
		8,415,298
Software & Services 0.0%
EOH Holdings Ltd.	23,425	279,915
Telecommunication Services 1.0%
MTN Group Ltd.	744,757	9,936,457
Telkom S.A. SOC Ltd.	134,860	645,616
Vodacom Group Ltd.	161,219	1,719,726
		12,301,799
Transportation 0.0%
Grindrod Ltd.	183,287	196,217
		123,326,879
Taiwan 14.0%
Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	1,065,277	1,709,106
Yulon Motor Co., Ltd.	388,192	351,372
		2,060,478
Security	Number of Shares	Value ($)
Banks 1.5%
Chang Hwa Commercial Bank Ltd.	1,605,094	779,459
China Development Financial Holding Corp.	5,522,308	1,593,757
CTBC Financial Holding Co., Ltd.	6,816,623	4,106,399
E.Sun Financial Holding Co., Ltd.	3,088,587	1,855,848
Far Eastern International Bank	757,829	246,895
First Financial Holding Co., Ltd.	3,094,945	1,498,198
Hua Nan Financial Holdings Co., Ltd.	3,453,715	1,634,719
Mega Financial Holding Co., Ltd.	4,291,548	3,218,397
SinoPac Financial Holdings Co., Ltd.	3,956,734	1,362,043
Taishin Financial Holding Co., Ltd.	4,039,848	1,415,487
Taiwan Cooperative Financial Holding Co., Ltd.	3,007,863	1,275,772
		18,986,974
Capital Goods 0.2%
Far Eastern New Century Corp.	1,966,799	1,783,273
Taiwan Glass Industry Corp. *	635,252	255,772
Teco Electric & Machinery Co., Ltd.	613,000	461,596
Walsin Lihwa Corp. *	2,452,000	547,887
		3,048,528
Consumer Durables & Apparel 0.2%
Formosa Taffeta Co., Ltd.	613,000	533,191
Giant Manufacturing Co., Ltd.	91,752	664,113
Pou Chen Corp.	1,081,792	1,748,902
		2,946,206
Diversified Financials 0.6%
Capital Securities Corp.	1,050,789	267,413
Fubon Financial Holding Co., Ltd.	3,191,114	5,482,643
Yuanta Financial Holding Co., Ltd.	4,250,700	1,704,931
		7,454,987
Energy 0.1%
Formosa Petrochemical Corp.	693,660	1,554,211
Food & Staples Retailing 0.1%
President Chain Store Corp.	210,400	1,406,504
Food, Beverage & Tobacco 0.3%
Uni-President Enterprises Corp.	2,109,676	3,760,794
Insurance 0.4%
Cathay Financial Holding Co., Ltd.	3,178,189	4,581,296
Shin Kong Financial Holding Co., Ltd.	4,080,308	968,158
		5,549,454
Materials 1.6%
Asia Cement Corp.	987,286	1,060,538
China Steel Corp.	5,111,956	3,063,780
Formosa Chemicals & Fibre Corp.	1,901,008	4,066,577
Formosa Plastics Corp.	2,505,560	5,521,535
Nan Ya Plastics Corp.	2,565,816	4,676,447
Taiwan Cement Corp.	1,415,246	1,515,900
Taiwan Fertilizer Co., Ltd.	183,508	232,092
YFY, Inc.	1,226,000	367,016
		20,503,885
50    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Real Estate 0.0%
Cathay Real Estate Development Co., Ltd.	768,276	297,525
Retailing 0.1%
Hotai Motor Co., Ltd.	141,160	1,553,211
Semiconductors & Semiconductor Equipment 4.3%
Advanced Semiconductor Engineering, Inc.	2,699,524	2,787,804
Epistar Corp.	343,828	277,928
Hermes Microvision, Inc.	26,000	1,102,778
Inotera Memories, Inc. *	1,072,000	645,783
MediaTek, Inc.	617,713	4,765,366
Novatek Microelectronics Corp.	301,608	1,010,428
Realtek Semiconductor Corp.	162,336	291,383
Siliconware Precision Industries Co., Ltd. ADR	290,201	1,790,540
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,001,202	39,783,896
United Microelectronics Corp. ADR	1,051,606	1,714,118
Vanguard International Semiconductor Corp.	300,000	341,161
		54,511,185
Technology Hardware & Equipment 3.5%
Acer, Inc. *	1,226,086	452,208
Advantech Co., Ltd.	142,516	906,713
Asustek Computer, Inc.	292,426	2,660,379
AU Optronics Corp. ADR	379,282	1,187,153
Catcher Technology Co., Ltd.	311,224	3,175,755
Chicony Electronics Co., Ltd.	231,952	576,030
Compal Electronics, Inc.	1,842,638	1,076,043
Delta Electronics, Inc.	819,700	4,106,562
Foxconn Technology Co., Ltd.	461,699	1,298,422
Hon Hai Precision Industry Co., Ltd.	5,373,304	15,276,328
HTC Corp.	308,778	437,031
Innolux Corp.	4,166,029	1,472,502
Inventec Corp.	1,469,145	672,801
Largan Precision Co., Ltd.	44,256	4,107,854
Lite-On Technology Corp.	937,601	858,757
Pegatron Corp.	869,657	2,250,588
Quanta Computer, Inc.	1,226,000	2,253,344
Synnex Technology International Corp.	619,101	658,375
TPK Holding Co., Ltd.	92,756	232,346
Unimicron Technology Corp.	898,348	347,897
Wistron Corp.	1,366,668	676,277
		44,683,365
Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd. ADR (a)	171,040	5,204,747
Far EasTone Telecommunications Co., Ltd.	647,280	1,420,451
Taiwan Mobile Co., Ltd.	725,524	2,180,854
		8,806,052
Transportation 0.2%
China Airlines Ltd. *	1,453,872	522,815
Eva Airways Corp. *	1,119,675	676,224
Evergreen Marine Corp., Ltd.	1,238,380	542,381
Security	Number of Shares	Value ($)
U-Ming Marine Transport Corp.	191,576	189,892
Wan Hai Lines Ltd.	216,000	148,709
		2,080,021
		179,203,380
Thailand 2.7%
Banks 0.6%
Bangkok Bank PCL NVDR	245,200	1,125,273
Kasikornbank PCL NVDR	503,300	2,534,402
Krung Thai Bank PCL NVDR	2,113,200	1,072,960
The Siam Commercial Bank PCL NVDR	674,300	2,671,240
TMB Bank PCL NVDR	6,436,500	423,773
		7,827,648
Capital Goods 0.0%
Berli Jucker PCL NVDR	183,900	155,195
Consumer Services 0.1%
Minor International PCL NVDR	941,580	696,105
Energy 0.4%
Banpu PCL NVDR	613,000	352,289
IRPC PCL NVDR	4,979,000	527,834
PTT Exploration & Production PCL NVDR	636,304	1,411,247
PTT PCL NVDR	370,400	2,769,346
Thai Oil PCL NVDR	260,900	374,846
		5,435,562
Food & Staples Retailing 0.3%
Big C Supercenter PCL NVDR	122,600	678,926
CP ALL PCL NVDR	2,059,300	2,929,957
		3,608,883
Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods PCL NVDR	1,564,800	829,438
Health Care Equipment & Services 0.1%
Bangkok Dusit Medical Services PCL NVDR	1,444,100	785,603
Materials 0.2%
Indorama Ventures PCL NVDR	403,700	245,520
PTT Global Chemical PCL NVDR	858,214	1,436,542
The Siam Cement PCL NVDR	141,000	1,888,129
		3,570,191
Media 0.1%
BEC World PCL NVDR	674,300	696,027
Real Estate 0.1%
Central Pattana PCL NVDR	736,800	924,982
Land & Houses PCL NVDR	1,226,000	266,782
		1,191,764
Retailing 0.0%
Home Product Center PCL NVDR	947,619	192,987
Technology Hardware & Equipment 0.0%
Delta Electronics Thailand PCL NVDR	115,600	280,575
See financial notes    51

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.5%
Advanced Info Service PCL NVDR	551,700	3,663,122
Intouch Holding PCL NVDR	674,300	1,448,489
Total Access Communication PCL NVDR	285,400	535,449
True Corp. PCL NVDR *	3,837,407	1,038,439
		6,685,499
Transportation 0.1%
Airports of Thailand PCL NVDR	208,900	1,608,492
Utilities 0.1%
Electricity Generating PCL NVDR	122,600	543,825
Glow Energy PCL NVDR	255,900	704,983
		1,248,808
		34,812,777
Turkey 1.7%
Banks 0.6%
Akbank T.A.S.	842,674	1,974,248
Turkiye Garanti Bankasi A/S	903,562	2,290,721
Turkiye Halk Bankasi A/S	239,737	918,264
Turkiye Is Bankasi, C Shares	651,892	1,090,592
Turkiye Vakiflar Bankasi T.A.O., Class D	524,229	693,329
Yapi ve Kredi Bankasi A/S	399,380	492,537
		7,459,691
Capital Goods 0.2%
Enka Insaat ve Sanayi A/S	273,778	467,426
KOC Holding A/S	370,117	1,443,088
		1,910,514
Consumer Durables & Apparel 0.0%
Arcelik A/S	91,337	428,289
Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	363,555	1,086,544
Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S *	60,094	1,550,347
Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	96,398	1,670,656
Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	115,440	860,546
Coca-Cola Icecek A/S	26,982	333,683
		1,194,229
Materials 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	625,982	851,559
Koza Altin Isletmeleri A/S	42,946	359,973
Petkim Petrokimya Holding A/S *	406,442	550,114
		1,761,646
Real Estate 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,350,257	1,154,978
Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	244,587	514,212
Turkcell Iletisim Hizmetleri A/S	359,831	1,409,163
		1,923,375
Security	Number of Shares	Value ($)
Transportation 0.1%
TAV Havalimanlari Holding A/S	47,940	387,011
Turk Hava Yollari Anonim Ortakligi *	326,539	903,002
		1,290,013
		21,430,282
United Arab Emirates 1.1%
Banks 0.4%
Abu Dhabi Commercial Bank PJSC	557,954	1,215,239
Dubai Islamic Bank PJSC	323,664	616,830
First Gulf Bank PJSC	537,259	2,098,982
Union National Bank PJSC	416,370	674,481
		4,605,532
Capital Goods 0.0%
Arabtec Holding PJSC *	1,034,422	554,801
Diversified Financials 0.0%
Dubai Financial Market PJSC	1,270,392	594,894
Energy 0.1%
Dana Gas PJSC *	6,087,094	894,905
Real Estate 0.4%
Aldar Properties PJSC	1,541,082	977,585
Deyaar Development PJSC *	915,209	165,697
Emaar Malls Group PJSC *	899,884	698,240
Emaar Properties PJSC	1,647,906	3,028,373
		4,869,895
Transportation 0.2%
DP World Ltd.	114,252	2,547,819
		14,067,846
Total Common Stock
(Cost $1,419,144,154)		1,244,294,754

Preferred Stock 2.0% of net assets
Brazil 1.7%
Banks 0.8%
Banco Bradesco S.A.	1,060,940	6,714,165
Itausa - Investimentos Itau S.A.	1,531,807	3,061,721
		9,775,886
Energy 0.4%
Petroleo Brasileiro S.A. *	1,903,006	4,801,599
Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	61,300	1,068,721
Materials 0.1%
Braskem S.A., A Shares	114,143	440,934
Gerdau S.A.	391,094	563,729
Suzano Papel e Celulose S.A., A Shares	122,600	591,752
		1,596,415
Retailing 0.1%
Lojas Americanas S.A.	229,875	1,028,750
Telecommunication Services 0.1%
Telefonica Brasil S.A.	152,796	1,694,401
52    See financial notes

Schwab Emerging Markets Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Utilities 0.1%
Companhia Energetica de Minas Gerais	341,427	704,930
Companhia Energetica de Sao Paulo, B Shares	80,593	356,913
Companhia Paranaense de Energia - Copel, B Shares	61,300	521,738
		1,583,581
		21,549,353
Colombia 0.1%
Banks 0.0%
Grupo Aval Acciones y Valores	1,200,254	457,831
Diversified Financials 0.1%
Grupo de Inversiones Suramericana S.A.	44,392	503,401
		961,232
Russia 0.2%
Energy 0.2%
AK Transneft OAO *	350	828,312
Surgutneftegas OAO *	4,152,845	2,514,614
		3,342,926
Total Preferred Stock
(Cost $48,701,294)		25,853,511

Other Investment Companies 1.4% of net assets
United States 1.4%
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	3,645,321	3,645,321
Securities Lending Collateral 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	14,672,978	14,672,978
Total Other Investment Companies
(Cost $18,318,299)		18,318,299

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $1,498,219,850 and the unrealized appreciation and depreciation were $95,198,942 and ($304,952,228), respectively, with a net unrealized depreciation of ($209,753,286).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,164,116. Non-cash collateral pledged to the fund for securities on loan amounted to $977,527.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,726,988 or 0.2% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	Illiquid security. At the period end, the value of these amounted to $4,231,025 or 0.3% of net assets.
(e)	The rate shown is the 7-day yield.
(f)	Securities are traded on separate exchanges for the same entity.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg'd —	Registered
In addition to the above, the fund held the following at 8/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 09/18/15	100	4,087,500	(65,459)
See financial notes    53

Schwab U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	4,269,255,785	4,899,860,956
0.0%	Rights	21,491	21,491
0.6%	Other Investment Companies	31,483,198	31,483,198
100.2%	Total Investments	4,300,760,474	4,931,365,645
(0.2%)	Other Assets and Liabilities, Net		(12,180,608)
100.0%	Net Assets		4,919,185,037

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	14,656	296,051
Autoliv, Inc. (a)	20,940	2,139,021
BorgWarner, Inc.	53,300	2,326,012
Cooper Tire & Rubber Co.	12,888	497,477
Cooper-Standard Holding, Inc. *	6,238	358,186
Dana Holding Corp.	34,850	611,269
Delphi Automotive plc	68,062	5,140,042
Dorman Products, Inc. *	8,200	412,870
Drew Industries, Inc.	4,272	236,071
Federal-Mogul Holdings Corp. *	18,820	173,144
Ford Motor Co.	899,707	12,478,936
General Motors Co.	302,311	8,900,036
Gentex Corp.	62,700	971,850
Gentherm, Inc. *	7,402	337,457
Harley-Davidson, Inc.	49,394	2,768,534
Horizon Global Corp. *	3,503	36,641
Johnson Controls, Inc.	153,903	6,331,570
Lear Corp.	17,568	1,805,815
Remy International, Inc.	11,813	346,121
Standard Motor Products, Inc.	5,068	179,407
Tenneco, Inc. *	12,800	602,240
Tesla Motors, Inc. *	22,037	5,488,535
The Goodyear Tire & Rubber Co.	61,946	1,844,132
Thor Industries, Inc.	10,250	559,445
Visteon Corp. *	10,744	1,070,747
		55,911,609
Banks 6.2%
Associated Banc-Corp.	43,370	796,273
Astoria Financial Corp.	18,479	298,805
BancFirst Corp.	4,115	248,834
Security	Number of Shares	Value ($)
BancorpSouth, Inc.	20,770	493,495
Bank of America Corp.	2,382,218	38,925,442
Bank of Hawaii Corp.	10,250	636,115
Bank of the Ozarks, Inc.	16,400	685,520
BankUnited, Inc.	23,075	822,393
Banner Corp.	9,056	402,177
BB&T Corp.	175,083	6,464,064
BBCN Bancorp, Inc.	44,426	646,398
Beneficial Bancorp, Inc. *	20,348	253,129
BofI Holding, Inc. *	2,936	340,106
BOK Financial Corp.	4,694	297,036
Boston Private Financial Holdings, Inc.	16,929	201,455
Brookline Bancorp, Inc.	18,480	194,964
Capital Bank Financial Corp., Class A *	12,616	388,194
Capitol Federal Financial, Inc.	35,462	427,317
Cathay General Bancorp	16,488	488,539
Central Pacific Financial Corp.	8,744	181,351
Chemical Financial Corp.	6,308	201,478
CIT Group, Inc.	47,150	2,048,196
Citigroup, Inc.	690,687	36,937,941
Citizens Financial Group, Inc.	88,036	2,185,054
City Holding Co.	4,100	195,242
City National Corp.	10,250	899,745
Columbia Banking System, Inc.	14,350	434,948
Comerica, Inc.	43,244	1,902,736
Commerce Bancshares, Inc.	20,770	930,704
Community Bank System, Inc.	8,200	292,412
Cullen/Frost Bankers, Inc.	12,800	827,648
CVB Financial Corp.	20,714	336,603
Eagle Bancorp, Inc. *	6,665	279,330
East West Bancorp, Inc.	34,850	1,408,288
Essent Group Ltd. *	9,596	257,077
EverBank Financial Corp.	22,938	453,714
F.N.B. Corp.	44,278	556,132
Fifth Third Bancorp	197,744	3,939,060
First BanCorp (Puerto Rico) *	33,032	132,458
First Citizens BancShares, Inc., Class A	1,547	366,917
First Commonwealth Financial Corp.	26,825	237,401
First Financial Bancorp	28,138	518,865
First Financial Bankshares, Inc. (a)	12,688	395,104
First Horizon National Corp.	55,626	808,246
First Interstate BancSystem, Inc., Class A	8,544	227,954
First Merchants Corp.	10,775	280,366
First Midwest Bancorp, Inc.	20,500	361,620
First Niagara Financial Group, Inc.	78,344	724,682
First Republic Bank	32,909	1,984,742
FirstMerit Corp.	35,629	639,897
Flagstar Bancorp, Inc. *	18,872	383,668
Fulton Financial Corp.	49,520	602,163
German American Bancorp, Inc.	8,300	240,534
Glacier Bancorp, Inc.	14,985	389,760
Great Western Bancorp, Inc.	12,300	309,591
Hancock Holding Co.	18,450	518,076
Hanmi Financial Corp.	9,056	219,517
Hilltop Holdings, Inc. *	15,210	314,087
Home BancShares, Inc.	16,400	625,168
Hudson City Bancorp, Inc.	108,650	1,010,445
See financial notes    1

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Huntington Bancshares, Inc.	192,700	2,102,357
IBERIABANK Corp.	8,705	530,134
Independent Bank Corp.	4,372	198,008
International Bancshares Corp.	22,586	579,331
Investors Bancorp, Inc.	76,989	906,930
JPMorgan Chase & Co.	847,778	54,342,570
KeyCorp	197,880	2,718,871
Lakeland Bancorp, Inc.	23,450	259,357
Lakeland Financial Corp.	4,864	199,862
LegacyTexas Financial Group, Inc.	8,344	236,302
M&T Bank Corp.	29,233	3,456,510
MB Financial, Inc.	12,341	406,513
MGIC Investment Corp. *	77,021	813,342
National Bank Holdings Corp., Class A	15,203	306,645
National Penn Bancshares, Inc.	27,228	327,144
NBT Bancorp, Inc.	29,604	766,744
New York Community Bancorp, Inc.	98,706	1,743,148
Northfield Bancorp, Inc.	12,591	188,487
Northwest Bancshares, Inc.	30,750	394,830
Ocwen Financial Corp. *(a)	25,556	190,137
Old National Bancorp	55,354	763,885
Oritani Financial Corp.	14,350	216,398
PacWest Bancorp	27,376	1,167,313
Park National Corp.	5,670	477,471
People's United Financial, Inc.	77,900	1,207,450
Pinnacle Financial Partners, Inc.	6,608	313,351
Popular, Inc. *	22,560	662,362
PrivateBancorp, Inc.	18,450	698,332
Prosperity Bancshares, Inc.	12,621	652,127
Provident Financial Services, Inc.	16,400	310,616
Radian Group, Inc.	49,210	884,796
Regions Financial Corp.	312,330	2,995,245
Renasant Corp.	4,606	144,352
S&T Bancorp, Inc.	6,209	185,773
Sandy Spring Bancorp, Inc.	4,506	115,669
Signature Bank *	11,150	1,488,413
Simmons First National Corp., Class A	4,864	213,384
South State Corp.	5,196	390,479
State Bank Financial Corp.	6,409	129,462
Sterling Bancorp	17,524	245,862
Stock Yards Bancorp, Inc.	12,856	453,045
SunTrust Banks, Inc.	119,456	4,822,439
SVB Financial Group *	11,150	1,394,642
Synovus Financial Corp.	31,251	950,968
TCF Financial Corp.	41,248	640,169
Texas Capital Bancshares, Inc. *	8,448	455,009
TFS Financial Corp.	28,700	492,779
The PNC Financial Services Group, Inc.	121,604	11,080,556
TrustCo Bank Corp.	20,630	122,130
Trustmark Corp.	16,400	377,692
U.S. Bancorp	405,984	17,193,422
UMB Financial Corp.	8,200	411,066
Umpqua Holdings Corp.	46,143	771,050
Union Bankshares Corp.	10,505	247,918
United Bankshares, Inc.	14,733	551,309
United Community Banks, Inc.	10,570	206,855
United Financial Bancorp, Inc.	12,592	158,030
Valley National Bancorp	53,457	505,703
Washington Federal, Inc.	24,600	558,174
Security	Number of Shares	Value ($)
Webster Financial Corp.	20,839	737,284
Wells Fargo & Co.	1,066,366	56,869,299
WesBanco, Inc.	13,190	406,120
Westamerica Bancorp	6,150	277,611
Western Alliance Bancorp *	20,614	629,139
Wintrust Financial Corp.	10,250	522,750
WSFS Financial Corp.	7,296	200,859
Zions Bancorp	47,818	1,386,722
		304,921,878
Capital Goods 7.4%
3M Co.	144,194	20,495,735
A.O. Smith Corp.	16,400	1,057,964
AAON, Inc.	9,621	198,962
AAR Corp.	8,200	199,506
Actuant Corp., Class A	18,450	395,568
Acuity Brands, Inc.	10,250	1,997,417
AECOM *	31,818	874,995
Aegion Corp. *	8,420	154,928
Aerojet Rocketdyne Holdings, Inc. *	12,618	259,552
AGCO Corp.	20,900	1,024,936
Air Lease Corp.	19,559	629,213
Aircastle Ltd.	18,450	383,391
Albany International Corp., Class A	6,448	205,691
Allegion plc	21,032	1,253,718
Allison Transmission Holdings, Inc.	37,576	1,074,674
Altra Industrial Motion Corp.	4,706	117,697
Ameresco, Inc., Class A *	59,932	339,814
American Railcar Industries, Inc. (a)	2,403	99,628
AMETEK, Inc.	55,350	2,978,937
Apogee Enterprises, Inc.	6,209	323,799
Applied Industrial Technologies, Inc.	10,250	433,985
Armstrong World Industries, Inc. *	10,417	579,289
Astec Industries, Inc.	4,236	167,364
Astronics Corp. *	3,403	175,799
AZZ, Inc.	4,472	226,283
B/E Aerospace, Inc.	21,534	1,049,782
Babcock & Wilcox Enterprises, Inc. *	13,305	245,477
Barnes Group, Inc.	10,434	403,065
Beacon Roofing Supply, Inc. *	10,250	371,563
Briggs & Stratton Corp.	10,491	209,610
Builders FirstSource, Inc. *	20,730	307,011
BWX Technologies, Inc.	26,650	706,758
Carlisle Cos., Inc.	14,350	1,445,045
Caterpillar, Inc.	135,467	10,355,097
Chart Industries, Inc. *	11,830	302,375
Chicago Bridge & Iron Co. N.V. (a)	23,154	1,025,259
CIRCOR International, Inc.	4,100	185,484
CLARCOR, Inc.	12,300	693,351
Colfax Corp. *	21,367	828,826
Columbus McKinnon Corp.	15,350	291,804
Comfort Systems USA, Inc.	8,512	235,953
Continental Building Products, Inc. *	16,792	335,672
Crane Co.	12,300	646,242
Cubic Corp.	4,871	205,167
Cummins, Inc.	39,309	4,785,871
Curtiss-Wright Corp.	10,250	673,528
Danaher Corp.	138,804	12,078,724
Deere & Co.	80,442	6,578,547
DigitalGlobe, Inc. *	14,999	345,877
2    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	32,800	1,026,968
Dover Corp.	37,628	2,331,055
DXP Enterprises, Inc. *	7,624	226,814
Dycom Industries, Inc. *	6,631	471,398
Eaton Corp. plc	106,637	6,084,707
EMCOR Group, Inc.	14,350	661,392
Emerson Electric Co.	154,381	7,367,061
Encore Wire Corp.	4,571	148,420
EnerSys	10,444	558,441
EnPro Industries, Inc.	4,252	201,715
ESCO Technologies, Inc.	8,200	296,102
Esterline Technologies Corp. *	8,200	670,022
Fastenal Co.	59,891	2,308,199
Federal Signal Corp.	14,396	203,703
Flowserve Corp.	32,883	1,484,010
Fluor Corp.	32,045	1,461,893
Fortune Brands Home & Security, Inc.	35,350	1,691,497
Franklin Electric Co., Inc.	8,294	242,931
GATX Corp.	12,300	609,711
Generac Holdings, Inc. *	14,644	452,792
General Cable Corp.	14,520	211,266
General Dynamics Corp.	70,983	10,081,715
General Electric Co.	2,288,075	56,790,021
Gibraltar Industries, Inc. *	19,450	318,786
Graco, Inc.	14,350	990,006
Granite Construction, Inc.	6,791	234,290
Great Lakes Dredge & Dock Corp. *	12,718	70,585
Griffon Corp.	10,315	171,642
H&E Equipment Services, Inc.	8,298	171,852
Harsco Corp.	22,550	260,678
HD Supply Holdings, Inc. *	34,998	1,154,934
HEICO Corp.	13,142	668,928
Hexcel Corp.	20,956	1,011,337
Hillenbrand, Inc.	16,400	442,144
Honeywell International, Inc.	177,124	17,583,099
Hubbell, Inc., Class B	12,300	1,213,641
Huntington Ingalls Industries, Inc.	12,300	1,384,734
Hyster-Yale Materials Handling, Inc.	2,708	164,538
IDEX Corp.	18,450	1,325,263
Illinois Tool Works, Inc.	82,251	6,952,677
Ingersoll-Rand plc	58,077	3,211,077
Insteel Industries, Inc.	11,350	196,469
ITT Corp.	20,500	766,905
Jacobs Engineering Group, Inc. *	28,700	1,159,767
John Bean Technologies Corp.	6,209	205,642
Joy Global, Inc.	22,763	551,320
Kaman Corp.	6,150	238,805
KBR, Inc.	33,352	581,659
Kennametal, Inc.	18,450	562,725
KLX, Inc. *	10,767	420,990
L-3 Communications Holdings, Inc.	19,478	2,054,345
Lennox International, Inc.	12,300	1,451,892
Lincoln Electric Holdings, Inc.	17,524	1,027,783
Lindsay Corp. (a)	2,271	173,118
Lockheed Martin Corp.	60,675	12,206,596
Masco Corp.	86,100	2,258,403
Masonite International Corp. *	3,128	206,604
MasTec, Inc. *	12,879	213,276
Meritor, Inc. *	23,074	291,886
Moog, Inc., Class A *	12,300	776,130
Security	Number of Shares	Value ($)
MRC Global, Inc. *	25,112	326,205
MSC Industrial Direct Co., Inc., Class A	10,250	693,823
Mueller Industries, Inc.	16,570	527,092
Mueller Water Products, Inc., Class A	34,851	311,916
Nordson Corp.	12,300	818,196
Nortek, Inc. *	2,503	204,770
Northrop Grumman Corp.	46,327	7,585,583
NOW, Inc. *(a)	23,616	402,889
Orbital ATK, Inc.	11,974	906,552
Oshkosh Corp.	20,500	862,025
Owens Corning	24,875	1,101,714
PACCAR, Inc.	82,000	4,835,540
Parker-Hannifin Corp.	34,850	3,751,951
Pentair plc	43,584	2,409,759
Powell Industries, Inc.	2,200	64,592
Precision Castparts Corp.	32,800	7,552,200
Primoris Services Corp.	10,648	195,604
Proto Labs, Inc. *	4,393	319,942
Quanex Building Products Corp.	8,244	147,980
Quanta Services, Inc. *	47,403	1,149,049
Raven Industries, Inc.	8,200	148,584
Raytheon Co.	70,562	7,236,839
RBC Bearings, Inc. *	6,150	380,439
Regal Beloit Corp.	10,250	683,368
Rexnord Corp. *	16,800	336,840
Rockwell Automation, Inc.	32,800	3,668,024
Rockwell Collins, Inc.	31,144	2,549,136
Roper Technologies, Inc.	22,550	3,655,129
Rush Enterprises, Inc., Class A *	6,539	166,875
Sensata Technologies Holding N.V. *	37,641	1,784,183
Simpson Manufacturing Co., Inc.	8,734	304,904
Snap-on, Inc.	12,600	2,013,102
SolarCity Corp. *(a)	11,651	562,510
Spirit AeroSystems Holdings, Inc., Class A *	29,451	1,505,241
SPX Corp.	9,134	536,440
Standex International Corp.	2,050	164,041
Stanley Black & Decker, Inc.	35,078	3,561,119
Sun Hydraulics Corp.	4,571	147,460
TASER International, Inc. *	11,140	260,676
Teledyne Technologies, Inc. *	8,247	807,464
Tennant Co.	6,150	352,518
Terex Corp.	26,650	621,745
Textron, Inc.	63,550	2,465,740
The Boeing Co.	148,120	19,356,322
The Greenbrier Cos., Inc. (a)	4,606	192,070
The Manitowoc Co., Inc.	34,850	595,238
The Middleby Corp. *	12,399	1,345,911
The Timken Co.	18,450	585,788
The Toro Co.	12,594	897,952
TransDigm Group, Inc. *	10,779	2,477,338
Trex Co., Inc. *	9,392	364,504
TriMas Corp. *	8,819	160,859
Trinity Industries, Inc.	36,900	995,931
Triumph Group, Inc.	10,552	521,163
Tutor Perini Corp. *	8,808	155,902
United Rentals, Inc. *	22,988	1,593,758
United Technologies Corp.	188,702	17,286,990
Universal Forest Products, Inc.	4,172	250,570
See financial notes    3

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
USG Corp. *	18,926	577,432
Valmont Industries, Inc.	5,247	557,704
W.W. Grainger, Inc.	13,173	2,943,375
Wabash National Corp. *	14,621	178,815
WABCO Holdings, Inc. *	14,350	1,654,842
Wabtec Corp.	20,700	1,982,232
Watsco, Inc.	6,150	753,129
Watts Water Technologies, Inc., Class A	6,244	342,483
WESCO International, Inc. *	10,250	573,693
Woodward, Inc.	12,300	560,880
Xylem, Inc.	41,000	1,330,450
		364,526,382
Commercial & Professional Services 1.1%
ABM Industries, Inc.	8,756	280,280
Acacia Research Corp.	27,736	264,047
ACCO Brands Corp. *	25,808	196,141
Brady Corp., Class A	10,250	225,090
CEB, Inc.	6,540	468,395
Cintas Corp.	26,650	2,264,983
Civeo Corp.	101,992	198,884
Clean Harbors, Inc. *	12,300	604,176
Copart, Inc. *	25,040	876,901
Covanta Holding Corp.	30,750	608,850
Deluxe Corp.	12,300	713,523
Equifax, Inc.	28,700	2,809,730
Essendant, Inc.	12,300	424,350
Exponent, Inc.	4,672	199,728
FTI Consulting, Inc. *	8,672	345,666
G&K Services, Inc., Class A	6,150	415,802
Healthcare Services Group, Inc.	16,400	548,416
Herman Miller, Inc.	12,556	340,393
HNI Corp.	12,300	574,902
Huron Consulting Group, Inc. *	5,500	398,145
ICF International, Inc. *	4,306	147,308
IHS, Inc., Class A *	15,157	1,758,515
Insperity, Inc.	6,159	273,398
Interface, Inc.	12,535	303,848
KAR Auction Services, Inc.	31,728	1,175,205
Kelly Services, Inc., Class A	6,609	95,500
Kforce, Inc.	8,312	222,678
Knoll, Inc.	10,427	249,414
Korn/Ferry International	10,320	351,602
ManpowerGroup, Inc.	18,450	1,603,305
Matthews International Corp., Class A	8,200	416,396
McGrath RentCorp	4,502	115,476
Mobile Mini, Inc.	8,200	278,882
MSA Safety, Inc.	6,465	294,028
Navigant Consulting, Inc. *	12,352	195,038
Nielsen Holdings plc	79,037	3,574,844
On Assignment, Inc. *	11,375	409,273
Pitney Bowes, Inc.	47,150	934,042
Quad/Graphics, Inc.	11,095	160,212
R.R. Donnelley & Sons Co.	39,864	625,865
Republic Services, Inc.	63,591	2,605,959
Robert Half International, Inc.	34,850	1,778,395
Rollins, Inc.	24,834	693,365
RPX Corp. *	24,306	334,694
Steelcase, Inc., Class A	16,846	296,995
Security	Number of Shares	Value ($)
Stericycle, Inc. *	20,500	2,893,370
Team, Inc. *	6,150	257,316
Tetra Tech, Inc.	12,900	335,142
The ADT Corp.	42,064	1,378,858
The Advisory Board Co. *	8,200	398,766
The Brink's Co.	12,300	352,518
The Dun & Bradstreet Corp.	8,794	931,900
Towers Watson & Co., Class A	14,512	1,723,010
TrueBlue, Inc. *	12,300	295,200
Tyco International plc	104,550	3,794,119
UniFirst Corp.	4,100	444,481
US Ecology, Inc.	5,262	262,890
Verisk Analytics, Inc. *	32,800	2,397,024
WageWorks, Inc. *	6,640	297,538
Waste Connections, Inc.	27,080	1,287,925
Waste Management, Inc.	98,400	4,925,904
West Corp.	14,375	349,888
		53,978,488
Consumer Durables & Apparel 1.7%
Arctic Cat, Inc.	4,100	108,363
Beazer Homes USA, Inc. *	10,915	182,281
Brunswick Corp.	20,500	1,019,055
Carter's, Inc.	12,914	1,269,575
Cavco Industries, Inc. *	2,194	156,981
Coach, Inc.	62,270	1,883,667
Columbia Sportswear Co.	8,200	503,234
Crocs, Inc. *	22,601	332,913
D.R. Horton, Inc.	72,307	2,195,964
Deckers Outdoor Corp. *	6,850	441,071
Ethan Allen Interiors, Inc.	4,672	138,992
Fossil Group, Inc. *	12,300	757,434
G-III Apparel Group Ltd. *	10,379	719,576
Garmin Ltd.	26,650	1,002,306
GoPro, Inc., Class A *	6,503	302,975
Hanesbrands, Inc.	90,200	2,715,922
Harman International Industries, Inc.	16,400	1,602,936
Hasbro, Inc.	26,650	1,987,823
Helen of Troy Ltd. *	8,314	707,854
iRobot Corp. *	4,711	138,032
Jarden Corp. *	44,178	2,268,099
Kate Spade & Co. *	24,841	470,985
KB Home	16,694	244,567
La-Z-Boy, Inc.	12,834	354,347
Leggett & Platt, Inc.	31,091	1,381,062
Lennar Corp., Class A	40,734	2,073,361
LGI Homes, Inc. *	6,376	166,031
Libbey, Inc.	6,582	231,950
lululemon athletica, Inc. *	23,375	1,496,234
M.D.C Holdings, Inc.	10,250	292,022
Mattel, Inc.	80,614	1,888,786
Meritage Homes Corp. *	6,459	272,182
Michael Kors Holdings Ltd. *	45,856	1,992,902
Mohawk Industries, Inc. *	14,514	2,858,823
Movado Group, Inc.	4,372	123,771
NACCO Industries, Inc., Class A	2,050	107,912
Newell Rubbermaid, Inc.	65,600	2,763,728
NIKE, Inc., Class B	159,008	17,769,144
NVR, Inc. *	848	1,288,918
Oxford Industries, Inc.	4,102	345,224
4    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Polaris Industries, Inc.	14,464	1,878,440
PulteGroup, Inc.	77,900	1,611,751
PVH Corp.	18,833	2,240,750
Ralph Lauren Corp.	14,350	1,595,576
Skechers U.S.A., Inc., Class A *	8,444	1,188,409
Smith & Wesson Holding Corp. *	15,182	274,491
Standard Pacific Corp. *	36,937	312,118
Steven Madden Ltd. *	14,913	609,345
Sturm Ruger & Co., Inc.	4,153	261,182
Taylor Morrison Home Corp., Class A *	6,940	138,453
Tempur Sealy International, Inc. *	14,350	1,047,837
The Ryland Group, Inc.	8,670	374,891
Toll Brothers, Inc. *	34,850	1,288,404
TopBuild Corp. *	9,540	302,609
TRI Pointe Group, Inc. *	27,527	382,075
Tumi Holdings, Inc. *	14,428	284,520
Tupperware Brands Corp.	10,978	562,403
Under Armour, Inc., Class A *	41,044	3,920,933
Universal Electronics, Inc. *	2,393	109,097
VF Corp.	79,154	5,733,124
Vista Outdoor, Inc. *	13,100	612,556
Whirlpool Corp.	18,300	3,076,230
Wolverine World Wide, Inc.	24,600	662,970
		85,025,166
Consumer Services 2.3%
American Public Education, Inc. *	4,102	89,957
Aramark	47,731	1,495,890
Belmond Ltd., Class A *	20,500	233,085
BJ's Restaurants, Inc. *	5,076	218,217
Bloomin' Brands, Inc.	16,752	346,766
Bob Evans Farms, Inc.	6,285	284,019
Boyd Gaming Corp. *	10,997	177,052
Bright Horizons Family Solutions, Inc. *	8,920	545,190
Brinker International, Inc.	16,895	897,631
Buffalo Wild Wings, Inc. *	4,114	780,344
Carnival Corp.	100,539	4,949,535
Chipotle Mexican Grill, Inc. *	6,986	4,960,130
Choice Hotels International, Inc.	9,319	475,269
Churchill Downs, Inc.	4,575	607,880
ClubCorp Holdings, Inc.	13,300	299,383
Cracker Barrel Old Country Store, Inc. (a)	6,150	886,707
Darden Restaurants, Inc.	30,750	2,091,307
Denny's Corp. *	20,730	232,798
DeVry Education Group, Inc.	12,880	336,941
Diamond Resorts International, Inc. *	11,160	283,352
DineEquity, Inc.	4,635	442,643
Domino's Pizza, Inc.	12,450	1,318,953
Dunkin' Brands Group, Inc.	23,251	1,166,270
Extended Stay America, Inc.	12,330	231,434
Fiesta Restaurant Group, Inc. *	4,742	244,877
Graham Holdings Co., Class B	1,012	669,499
Grand Canyon Education, Inc. *	10,454	386,380
H&R Block, Inc.	65,770	2,237,495
Hilton Worldwide Holdings, Inc.	119,315	2,962,591
Houghton Mifflin Harcourt Co. *	23,918	540,068
Hyatt Hotels Corp., Class A *	12,406	635,559
Security	Number of Shares	Value ($)
International Speedway Corp., Class A	6,292	201,910
Interval Leisure Group, Inc.	10,443	209,487
Jack in the Box, Inc.	8,756	684,544
K12, Inc. *	15,256	201,684
Krispy Kreme Doughnuts, Inc. *	14,521	248,890
La Quinta Holdings, Inc. *	21,180	399,243
Las Vegas Sands Corp.	86,673	4,006,893
Marriott International, Inc., Class A	49,972	3,531,022
Marriott Vacations Worldwide Corp.	6,352	451,056
McDonald's Corp.	220,009	20,905,255
MGM Resorts International *	96,940	1,980,484
Norwegian Cruise Line Holdings Ltd. *	31,677	1,824,595
Panera Bread Co., Class A *	6,264	1,116,871
Papa John's International, Inc.	8,456	568,666
Penn National Gaming, Inc. *	14,550	264,228
Pinnacle Entertainment, Inc. *	12,899	487,195
Popeyes Louisiana Kitchen, Inc. *	6,150	342,063
Red Robin Gourmet Burgers, Inc. *	5,008	394,580
Regis Corp. *	12,556	136,107
Royal Caribbean Cruises Ltd.	35,822	3,158,068
Scientific Games Corp., Class A *(a)	19,650	216,543
SeaWorld Entertainment, Inc.	15,024	267,427
Service Corp. International	47,585	1,410,895
ServiceMaster Global Holdings, Inc. *	18,920	665,606
Six Flags Entertainment Corp.	24,606	1,106,532
Sonic Corp.	14,350	387,450
Sotheby's	14,446	508,644
Starbucks Corp.	341,234	18,668,912
Starwood Hotels & Resorts Worldwide, Inc.	43,450	3,105,371
Texas Roadhouse, Inc.	14,350	516,457
The Cheesecake Factory, Inc.	10,692	580,255
The Wendy's Co.	84,050	765,696
Vail Resorts, Inc.	8,200	884,862
Wyndham Worldwide Corp.	31,144	2,381,893
Wynn Resorts Ltd.	18,450	1,384,673
Yum! Brands, Inc.	102,547	8,180,174
Zoe's Kitchen, Inc. *(a)	7,516	259,603
		113,431,056
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	12,300	2,293,212
Ally Financial, Inc. *	96,777	2,115,545
American Express Co.	200,239	15,362,336
Ameriprise Financial, Inc.	43,119	4,858,218
Artisan Partners Asset Management, Inc., Class A	7,113	290,708
Berkshire Hathaway, Inc., Class B *	415,788	55,732,224
BGC Partners, Inc., Class A	27,168	238,263
BlackRock, Inc.	28,837	8,722,327
Capital One Financial Corp.	127,124	9,883,891
Cash America International, Inc.	6,293	173,687
CBOE Holdings, Inc.	22,592	1,429,170
CME Group, Inc.	71,830	6,783,625
Cohen & Steers, Inc.	6,150	184,377
Credit Acceptance Corp. *	2,050	417,811
Discover Financial Services	105,124	5,648,313
See financial notes    5

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
E*TRADE Financial Corp. *	63,998	1,682,507
Eaton Vance Corp.	26,650	923,955
Encore Capital Group, Inc. *(a)	4,372	177,634
Evercore Partners, Inc., Class A	9,170	480,325
Federated Investors, Inc., Class B	24,600	762,600
Financial Engines, Inc.	10,250	332,715
First Cash Financial Services, Inc. *	6,165	254,430
FNFV Group *	20,534	297,127
Franklin Resources, Inc.	88,636	3,596,849
GAMCO Investors, Inc., Class A	2,522	147,537
Greenhill & Co., Inc.	4,694	164,806
HFF, Inc., Class A	10,250	372,383
Interactive Brokers Group, Inc., Class A	14,941	596,445
Intercontinental Exchange, Inc.	25,251	5,767,581
Invesco Ltd.	97,418	3,322,928
Investment Technology Group, Inc.	8,744	143,576
Janus Capital Group, Inc.	41,000	610,080
KCG Holdings, Inc., Class A *	21,452	246,698
Lazard Ltd., Class A	30,814	1,532,380
Legg Mason, Inc.	23,543	1,043,661
LendingClub Corp. *	15,656	196,483
Leucadia National Corp.	66,097	1,418,442
LPL Financial Holdings, Inc. (a)	17,563	706,384
MarketAxess Holdings, Inc.	9,660	873,457
McGraw Hill Financial, Inc.	63,550	6,163,714
Moody's Corp.	43,244	4,424,294
Morgan Stanley	354,666	12,218,244
MSCI, Inc.	28,700	1,736,924
Navient Corp.	99,224	1,269,075
Nelnet, Inc., Class A	6,226	234,409
NewStar Financial, Inc. *	10,385	118,285
Northern Trust Corp.	49,200	3,436,128
NorthStar Asset Management Group, Inc.	41,349	694,663
PHH Corp. *	12,488	202,306
PICO Holdings, Inc. *	4,400	56,980
Piper Jaffray Cos. *	6,555	274,392
PRA Group, Inc. *	12,300	655,467
Raymond James Financial, Inc.	27,314	1,447,369
Santander Consumer USA Holdings, Inc. *	19,691	442,260
SEI Investments Co.	29,288	1,481,387
SLM Corp. *	99,224	841,420
Springleaf Holdings, Inc. *	14,811	662,940
State Street Corp.	95,108	6,840,167
Stifel Financial Corp. *	12,975	604,635
Synchrony Financial *	26,994	889,452
T. Rowe Price Group, Inc.	57,400	4,125,912
TD Ameritrade Holding Corp.	60,914	2,038,182
The Bank of New York Mellon Corp.	254,792	10,140,722
The Charles Schwab Corp. (b)	263,047	7,991,368
The Goldman Sachs Group, Inc.	91,155	17,191,833
The NASDAQ OMX Group, Inc.	26,738	1,368,718
Virtus Investment Partners, Inc.	1,097	126,221
Voya Financial, Inc.	51,431	2,215,647
Waddell & Reed Financial, Inc., Class A	18,750	732,563
Security	Number of Shares	Value ($)
Walter Investment Management Corp. *(a)	16,564	272,312
WisdomTree Investments, Inc.	24,600	461,250
		231,143,929
Energy 6.6%
Anadarko Petroleum Corp.	113,750	8,142,225
Antero Resources Corp. *(a)	15,320	395,869
Apache Corp.	88,753	4,015,186
Atwood Oceanics, Inc.	11,660	222,823
Baker Hughes, Inc.	98,400	5,510,400
Basic Energy Services, Inc. *	12,924	67,334
Bill Barrett Corp. *(a)	30,820	168,585
Bristow Group, Inc.	8,472	313,972
Cabot Oil & Gas Corp.	98,400	2,329,128
Cameron International Corp. *	48,185	3,216,831
CARBO Ceramics, Inc. (a)	7,438	203,950
Carrizo Oil & Gas, Inc. *	8,200	298,726
Cheniere Energy, Inc. *	51,846	3,222,229
Chevron Corp.	428,954	34,740,984
Cimarex Energy Co.	20,500	2,265,455
Clean Energy Fuels Corp. *(a)	51,600	274,512
Cobalt International Energy, Inc. *	81,008	648,874
Columbia Pipeline Group, Inc.	75,693	1,919,574
Comstock Resources, Inc. (a)	71,272	217,380
Concho Resources, Inc. *	28,575	3,090,672
ConocoPhillips	281,562	13,838,772
Continental Resources, Inc. *	20,778	666,974
Core Laboratories N.V. (a)	10,270	1,188,034
CVR Energy, Inc.	4,100	164,861
Delek US Holdings, Inc.	12,315	378,809
Denbury Resources, Inc.	89,796	389,715
Devon Energy Corp.	88,638	3,781,297
Diamond Offshore Drilling, Inc. (a)	19,354	458,883
Diamondback Energy, Inc. *	14,714	1,004,819
Dril-Quip, Inc. *	9,147	630,594
Energen Corp.	16,400	852,800
Ensco plc, Class A	47,891	867,306
EOG Resources, Inc.	123,000	9,632,130
EQT Corp.	34,850	2,712,027
Era Group, Inc. *	4,100	69,290
Evolution Petroleum Corp.	47,484	278,731
Exterran Holdings, Inc.	14,378	320,917
Exxon Mobil Corp.	955,962	71,926,581
FMC Technologies, Inc. *	53,488	1,860,313
Forum Energy Technologies, Inc. *	12,932	203,291
Frank's International N.V. (a)	19,472	317,588
Geospace Technologies Corp. *	16,664	295,119
Green Plains, Inc.	7,165	152,328
Gulfport Energy Corp. *	25,385	909,545
Halcon Resources Corp. *(a)	180,604	207,695
Halliburton Co.	195,429	7,690,131
Helmerich & Payne, Inc.	23,750	1,401,487
Hess Corp.	61,601	3,662,179
HollyFrontier Corp.	45,599	2,136,769
Hornbeck Offshore Services, Inc. *(a)	11,960	236,210
Kinder Morgan, Inc.	396,798	12,860,223
Kosmos Energy Ltd. *	21,360	149,520
Laredo Petroleum, Inc. *(a)	25,652	261,394
Marathon Oil Corp.	152,260	2,632,575
6    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Marathon Petroleum Corp.	126,392	5,979,606
Matador Resources Co. *	28,245	647,093
Matrix Service Co. *	23,388	467,760
McDermott International, Inc. *	109,824	557,906
Memorial Resource Development Corp. *	13,228	256,755
Murphy Oil Corp.	37,436	1,160,516
Nabors Industries Ltd.	96,362	1,112,017
National Oilwell Varco, Inc.	98,688	4,177,463
Natural Gas Services Group, Inc. *	5,704	123,720
Newfield Exploration Co. *	37,356	1,244,328
Newpark Resources, Inc. *	20,530	150,485
Noble Corp. plc	42,020	547,100
Noble Energy, Inc.	98,506	3,291,085
Northern Oil & Gas, Inc. *(a)	38,744	233,626
Oasis Petroleum, Inc. *(a)	26,698	297,950
Occidental Petroleum Corp.	177,231	12,939,635
Oceaneering International, Inc.	24,600	1,077,972
Oil States International, Inc. *	12,300	348,951
ONEOK, Inc.	46,200	1,663,662
Parsley Energy, Inc., Class A *	13,228	227,522
Patterson-UTI Energy, Inc.	36,900	600,732
PBF Energy, Inc., Class A	20,592	616,113
PDC Energy, Inc. *	8,200	460,676
PHI, Inc. *	4,324	109,657
Phillips 66	127,640	10,092,495
Pioneer Energy Services Corp. *	55,816	184,751
Pioneer Natural Resources Co.	33,698	4,146,876
QEP Resources, Inc.	46,100	647,244
Range Resources Corp.	36,900	1,425,078
Rice Energy, Inc. *	14,132	274,867
RigNet, Inc. *	3,252	93,755
Rowan Cos. plc, Class A	24,392	438,324
RPC, Inc.	43,934	510,513
RSP Permian, Inc. *	8,732	209,044
Sanchez Energy Corp. *(a)	21,780	140,263
Schlumberger Ltd.	288,280	22,304,224
SEACOR Holdings, Inc. *	4,100	264,491
SemGroup Corp., Class A	10,250	563,750
SM Energy Co.	14,350	526,645
Southwestern Energy Co. *	89,015	1,445,604
Spectra Energy Corp.	154,680	4,496,548
Superior Energy Services, Inc.	35,150	559,237
Synergy Resources Corp. *	19,842	213,103
Targa Resources Corp.	11,226	741,590
Teekay Corp.	8,446	310,475
Tesco Corp.	7,420	62,996
Tesoro Corp.	29,656	2,728,649
The Williams Cos., Inc.	151,753	7,314,495
Tidewater, Inc. (a)	12,432	222,906
Transocean Ltd. (a)	72,145	1,026,623
Ultra Petroleum Corp. *(a)	35,850	305,442
Unit Corp. *	9,188	139,658
US Silica Holdings, Inc. (a)	11,555	232,256
Valero Energy Corp.	119,948	7,117,714
W&T Offshore, Inc. (a)	52,400	187,068
Weatherford International plc *	170,150	1,727,022
Western Refining, Inc.	14,350	617,337
World Fuel Services Corp.	16,400	633,860
WPX Energy, Inc. *	51,900	379,389
		325,980,238
Security	Number of Shares	Value ($)
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	8,312	879,908
Costco Wholesale Corp.	99,900	13,990,995
CVS Health Corp.	258,064	26,425,754
PriceSmart, Inc.	4,100	348,541
Rite Aid Corp. *	201,257	1,660,370
SpartanNash Co.	18,584	525,927
Sprouts Farmers Market, Inc. *	42,003	855,601
SUPERVALU, Inc. *	47,269	389,497
Sysco Corp.	133,250	5,312,677
The Andersons, Inc.	6,550	231,739
The Fresh Market, Inc. *	8,500	183,005
The Kroger Co.	225,788	7,789,686
United Natural Foods, Inc. *	11,250	541,688
Wal-Mart Stores, Inc.	358,863	23,229,202
Walgreens Boots Alliance, Inc.	199,163	17,237,558
Weis Markets, Inc.	4,100	166,665
Whole Foods Market, Inc.	82,942	2,717,180
		102,485,993
Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	451,453	24,188,852
Archer-Daniels-Midland Co.	141,545	6,368,110
B&G Foods, Inc.	12,300	373,797
Boulder Brands, Inc. *(a)	10,250	84,050
Brown-Forman Corp., Class B	35,787	3,510,705
Bunge Ltd.	32,800	2,376,360
Cal-Maine Foods, Inc. (a)	4,806	255,295
Campbell Soup Co.	39,538	1,897,429
Coca-Cola Enterprises, Inc.	52,289	2,692,361
ConAgra Foods, Inc.	98,820	4,118,818
Constellation Brands, Inc., Class A	39,352	5,037,056
Darling Ingredients, Inc. *	37,855	486,058
Dean Foods Co.	20,653	339,948
Diamond Foods, Inc. *	8,200	247,394
Dr. Pepper Snapple Group, Inc.	43,901	3,368,524
Flowers Foods, Inc.	37,632	873,439
Fresh Del Monte Produce, Inc.	10,250	405,797
General Mills, Inc.	138,265	7,847,921
Hormel Foods Corp.	32,800	2,004,080
Ingredion, Inc.	18,450	1,592,973
J&J Snack Foods Corp.	5,157	587,692
Kellogg Co.	57,926	3,839,335
Keurig Green Mountain, Inc.	27,115	1,534,709
Lancaster Colony Corp.	4,112	389,941
McCormick & Co., Inc. Non-Voting Shares	29,100	2,307,048
Mead Johnson Nutrition Co.	45,412	3,557,576
Molson Coors Brewing Co., Class B	34,850	2,372,936
Mondelez International, Inc., Class A	375,096	15,889,067
Monster Beverage Corp. *	33,846	4,686,317
PepsiCo, Inc.	334,920	31,124,116
Philip Morris International, Inc.	352,061	28,094,468
Pilgrim's Pride Corp. (a)	18,827	394,896
Pinnacle Foods, Inc.	20,833	934,152
Post Holdings, Inc. *	14,063	918,033
Reynolds American, Inc.	94,659	7,927,691
Sanderson Farms, Inc. (a)	4,214	290,935
Seaboard Corp. *	76	252,338
See financial notes    7

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Snyder's-Lance, Inc.	12,300	415,371
The Boston Beer Co., Inc., Class A *	2,050	420,393
The Coca-Cola Co.	894,300	35,163,876
The Hain Celestial Group, Inc. *	22,929	1,395,459
The Hershey Co.	34,850	3,119,772
The J.M. Smucker Co.	22,909	2,696,847
The Kraft Heinz Co.	133,417	9,694,079
The WhiteWave Foods Co. *	38,986	1,798,814
Tootsie Roll Industries, Inc. (a)	6,591	204,848
TreeHouse Foods, Inc. *	11,341	900,135
Tyson Foods, Inc., Class A	63,550	2,686,894
Universal Corp.	6,150	302,641
Vector Group Ltd.	20,154	480,270
		232,449,616
Health Care Equipment & Services 5.2%
Abaxis, Inc.	4,711	221,511
Abbott Laboratories	339,378	15,370,430
ABIOMED, Inc. *	6,615	634,378
Acadia Healthcare Co., Inc. *	10,279	750,675
Aetna, Inc.	80,837	9,257,453
Air Methods Corp. *	6,492	243,125
Alere, Inc. *	18,450	958,846
Align Technology, Inc. *	14,945	845,887
Allscripts Healthcare Solutions, Inc. *	43,050	592,799
Amedisys, Inc. *	11,030	426,199
AmerisourceBergen Corp.	51,938	5,195,878
AMN Healthcare Services, Inc. *	15,350	515,760
Amsurg Corp. *	9,463	742,088
Analogic Corp.	2,254	181,627
Anthem, Inc.	63,624	8,974,165
athenahealth, Inc. *	8,200	1,090,354
Baxter International, Inc.	125,050	4,808,172
Becton Dickinson & Co.	47,312	6,671,938
Boston Scientific Corp. *	319,917	5,355,411
Brookdale Senior Living, Inc. *	39,704	1,088,684
C.R. Bard, Inc.	16,761	3,248,114
Cantel Medical Corp.	8,753	434,411
Cardinal Health, Inc.	76,144	6,264,367
Cardiovascular Systems, Inc. *	6,163	148,405
Centene Corp. *	24,600	1,518,312
Cerner Corp. *	68,332	4,220,184
Chemed Corp.	4,147	565,443
Cigna Corp.	60,295	8,488,933
Community Health Systems, Inc. *	26,667	1,432,018
Computer Programs & Systems, Inc.	2,247	103,407
CONMED Corp.	6,187	328,282
Cyberonics, Inc. *	4,494	293,638
Cynosure, Inc., Class A *	9,388	297,036
DaVita HealthCare Partners, Inc. *	39,899	3,017,960
DENTSPLY International, Inc.	32,800	1,719,048
DexCom, Inc. *	18,450	1,736,883
Diplomat Pharmacy, Inc. *	8,988	354,936
Edwards Lifesciences Corp. *	26,650	3,754,452
Endologix, Inc. *	12,421	161,225
Envision Healthcare Holdings, Inc. *	44,617	1,827,958
ExamWorks Group, Inc. *	5,242	187,768
Express Scripts Holding Co. *	155,593	13,007,575
Globus Medical, Inc., Class A *	12,829	313,284
Security	Number of Shares	Value ($)
Greatbatch, Inc. *	4,506	256,031
Haemonetics Corp. *	12,300	444,153
Halyard Health, Inc. *	10,549	331,661
Hanger, Inc. *	6,683	119,826
HCA Holdings, Inc. *	70,051	6,067,818
Health Net, Inc. *	22,550	1,444,553
HealthEquity, Inc. *	11,560	338,939
HealthSouth Corp.	20,500	875,350
HealthStream, Inc. *	8,692	215,996
HeartWare International, Inc. *	2,580	220,848
Henry Schein, Inc. *	20,500	2,804,605
Hill-Rom Holdings, Inc.	14,350	758,254
Hologic, Inc. *	64,065	2,486,363
Humana, Inc.	34,862	6,372,425
ICU Medical, Inc. *	2,236	253,831
IDEXX Laboratories, Inc. *	24,628	1,760,163
IMS Health Holdings, Inc. *	27,463	820,320
Insulet Corp. *	10,250	304,528
Integra LifeSciences Holdings Corp. *	6,164	369,717
Intuitive Surgical, Inc. *	8,292	4,236,797
Invacare Corp.	22,650	398,414
IPC Healthcare, Inc. *	4,100	325,540
Kindred Healthcare, Inc.	20,500	411,640
Laboratory Corp. of America Holdings *	22,844	2,691,252
LifePoint Health, Inc. *	12,300	960,999
Magellan Health, Inc. *	8,200	459,200
Masimo Corp. *	12,300	499,749
McKesson Corp.	53,300	10,531,014
MedAssets, Inc. *	12,326	260,325
Medidata Solutions, Inc. *	11,854	569,229
MEDNAX, Inc. *	21,100	1,699,605
Medtronic plc	324,062	23,426,442
Meridian Bioscience, Inc.	14,350	274,516
Merit Medical Systems, Inc. *	10,250	233,188
Molina Healthcare, Inc. *	6,339	472,826
National HealthCare Corp.	2,103	126,937
Natus Medical, Inc. *	6,707	272,841
Neogen Corp. *	8,790	453,916
NuVasive, Inc. *	10,437	550,239
NxStage Medical, Inc. *	12,726	221,051
Omnicell, Inc. *	6,509	221,176
Owens & Minor, Inc.	14,350	487,757
Patterson Cos., Inc.	18,644	854,455
PharMerica Corp. *	10,815	353,867
Premier, Inc., Class A *	8,276	295,039
Quest Diagnostics, Inc.	35,150	2,383,170
Quidel Corp. *	6,739	138,756
ResMed, Inc.	32,800	1,703,632
SeaSpine Holdings Corp. *	2,054	29,023
Select Medical Holdings Corp.	18,762	242,030
Sirona Dental Systems, Inc. *	12,375	1,180,327
St. Jude Medical, Inc.	66,411	4,702,563
STERIS Corp.	12,300	787,815
Stryker Corp.	66,655	6,575,516
Team Health Holdings, Inc. *	14,878	873,934
Teleflex, Inc.	10,250	1,340,700
Tenet Healthcare Corp. *	21,558	1,061,300
The Cooper Cos., Inc.	10,250	1,664,805
The Ensign Group, Inc.	6,150	288,743
The Spectranetics Corp. *	8,984	151,380
8    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Thoratec Corp. *	12,300	772,686
Tornier N.V. *	8,372	186,193
UnitedHealth Group, Inc.	218,500	25,280,450
Universal American Corp. *	18,450	131,918
Universal Health Services, Inc., Class B	20,500	2,811,370
Varian Medical Systems, Inc. *	24,805	2,015,406
VCA, Inc. *	18,450	1,021,761
Veeva Systems, Inc., Class A *	7,722	200,000
WellCare Health Plans, Inc. *	10,250	929,367
West Pharmaceutical Services, Inc.	16,400	915,940
Wright Medical Group, Inc. *	12,300	283,761
Zeltiq Aesthetics, Inc. *	8,684	280,233
Zimmer Biomet Holdings, Inc.	39,097	4,048,885
		256,884,078
Household & Personal Products 1.7%
Avon Products, Inc.	112,775	585,302
Church & Dwight Co., Inc.	32,800	2,829,984
Colgate-Palmolive Co.	196,051	12,313,963
Coty, Inc., Class A *	19,120	579,527
Edgewell Personal Care Co.	14,464	1,273,700
Energizer Holdings, Inc.	14,464	604,016
Herbalife Ltd. *(a)	18,706	1,076,904
HRG Group, Inc. *	34,078	438,925
Kimberly-Clark Corp.	84,824	9,036,301
Nu Skin Enterprises, Inc., Class A	14,350	655,508
Revlon, Inc., Class A *	6,509	217,010
Spectrum Brands Holdings, Inc.	4,542	446,388
The Clorox Co.	28,847	3,206,921
The Estee Lauder Cos., Inc., Class A	50,618	4,037,798
The Procter & Gamble Co.	615,779	43,517,102
WD-40 Co.	2,478	207,508
		81,026,857
Insurance 3.1%
ACE Ltd.	76,050	7,769,268
Aflac, Inc.	103,528	6,066,741
Alleghany Corp. *	3,189	1,498,160
Allied World Assurance Co. Holdings AG	24,600	982,524
Ambac Financial Group, Inc. *	10,355	168,269
American Equity Investment Life Holding Co.	12,899	312,930
American Financial Group, Inc.	16,946	1,170,291
American International Group, Inc.	303,492	18,312,707
American National Insurance Co.	2,177	216,154
AMERISAFE, Inc.	4,106	191,914
AmTrust Financial Services, Inc.	6,683	388,616
Aon plc	66,387	6,203,201
Arch Capital Group Ltd. *	29,718	2,029,145
Argo Group International Holdings Ltd.	6,739	377,249
Arthur J. Gallagher & Co.	33,982	1,485,693
Aspen Insurance Holdings Ltd.	16,400	752,924
Assurant, Inc.	17,002	1,264,099
Assured Guaranty Ltd.	37,475	946,619
Axis Capital Holdings Ltd.	23,319	1,305,864
Brown & Brown, Inc.	26,650	854,399
Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	34,850	1,823,700
CNA Financial Corp.	8,216	295,612
CNO Financial Group, Inc.	51,658	924,162
Employers Holdings, Inc.	8,200	180,810
Endurance Specialty Holdings Ltd.	13,124	836,655
Enstar Group Ltd. *	2,450	357,970
Erie Indemnity Co., Class A	6,164	505,263
Everest Re Group Ltd.	9,648	1,696,215
FBL Financial Group, Inc., Class A	4,372	249,379
First American Financial Corp.	24,600	955,956
FNF Group	61,609	2,243,184
Greenlight Capital Re Ltd., Class A *	6,150	156,825
HCC Insurance Holdings, Inc.	21,456	1,657,905
Horace Mann Educators Corp.	8,805	292,502
Infinity Property & Casualty Corp.	2,050	158,424
Kemper Corp.	12,300	435,666
Lincoln National Corp.	58,469	2,969,641
Loews Corp.	69,935	2,549,131
Maiden Holdings Ltd.	10,615	152,113
Markel Corp. *	3,310	2,726,612
Marsh & McLennan Cos., Inc.	121,581	6,532,547
Mercury General Corp.	8,200	417,052
MetLife, Inc.	254,213	12,736,071
National General Holdings Corp.	10,894	199,687
Old Republic International Corp.	53,444	839,605
PartnerRe Ltd.	10,884	1,506,454
Primerica, Inc.	10,250	435,523
Principal Financial Group, Inc.	63,592	3,201,857
ProAssurance Corp.	13,172	635,286
Prudential Financial, Inc.	102,706	8,288,374
Reinsurance Group of America, Inc.	16,400	1,490,432
RenaissanceRe Holdings Ltd.	12,098	1,233,391
RLI Corp.	8,200	427,302
Safety Insurance Group, Inc.	4,100	215,578
Selective Insurance Group, Inc.	12,300	372,936
StanCorp Financial Group, Inc.	10,250	1,165,527
Stewart Information Services Corp.	4,872	188,741
Symetra Financial Corp.	23,023	724,534
The Allstate Corp.	97,924	5,707,011
The Chubb Corp.	53,586	6,473,725
The Hanover Insurance Group, Inc.	9,128	720,199
The Hartford Financial Services Group, Inc.	98,489	4,525,570
The Navigators Group, Inc. *	2,056	156,359
The Progressive Corp.	120,997	3,625,070
The Travelers Cos., Inc.	76,197	7,585,411
Torchmark Corp.	30,966	1,810,272
United Fire Group, Inc.	4,306	142,959
Unum Group	59,838	2,006,967
Validus Holdings Ltd.	20,739	918,323
W.R. Berkley Corp.	24,744	1,343,104
White Mountains Insurance Group Ltd.	1,412	1,015,666
Willis Group Holdings plc	37,852	1,631,043
XL Group plc	66,990	2,498,057
		154,235,125
Materials 3.3%
A. Schulman, Inc.	6,303	216,382
Air Products & Chemicals, Inc.	43,127	6,017,510
See financial notes    9

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Airgas, Inc.	14,764	1,425,021
AK Steel Holding Corp. *(a)	53,100	164,079
Albemarle Corp.	25,568	1,155,929
Alcoa, Inc.	281,364	2,658,890
AptarGroup, Inc.	14,350	966,616
Ashland, Inc.	16,400	1,721,508
Avery Dennison Corp.	21,124	1,226,882
Axalta Coating Systems Ltd. *	19,709	575,306
Axiall Corp.	16,415	414,643
Balchem Corp.	8,200	479,946
Ball Corp.	31,116	2,050,856
Bemis Co., Inc.	24,600	1,043,532
Berry Plastics Group, Inc. *	27,127	802,959
Boise Cascade Co. *	8,332	270,373
Cabot Corp.	14,350	486,034
Calgon Carbon Corp.	12,370	201,136
Carpenter Technology Corp.	8,488	331,032
Celanese Corp., Series A	36,900	2,237,616
CF Industries Holdings, Inc.	56,159	3,222,403
Chemtura Corp. *	24,600	669,120
Clearwater Paper Corp. *	6,150	344,769
Cliffs Natural Resources, Inc. (a)	55,861	221,768
Coeur Mining, Inc. *	52,784	177,354
Commercial Metals Co.	26,650	418,405
Compass Minerals International, Inc.	8,200	664,200
Crown Holdings, Inc. *	33,094	1,640,470
Cytec Industries, Inc.	20,500	1,521,100
Deltic Timber Corp.	2,278	141,487
Domtar Corp.	16,400	659,444
E.I. du Pont de Nemours & Co.	207,428	10,682,542
Eagle Materials, Inc.	10,832	886,383
Eastman Chemical Co.	34,850	2,525,231
Ecolab, Inc.	62,283	6,797,567
Ferro Corp. *	18,727	230,342
Flotek Industries, Inc. *(a)	8,712	170,407
FMC Corp.	30,797	1,303,021
Freeport-McMoRan, Inc.	234,003	2,489,792
Globe Specialty Metals, Inc.	10,713	147,197
Graphic Packaging Holding Co.	73,919	1,042,258
H.B. Fuller Co.	10,492	380,230
Haynes International, Inc.	4,100	156,702
Headwaters, Inc. *	19,442	392,340
Hecla Mining Co.	178,980	368,699
Horsehead Holding Corp. *(a)	43,560	356,321
Huntsman Corp.	45,888	758,529
Innophos Holdings, Inc.	6,150	295,630
Innospec, Inc.	2,936	144,158
International Flavors & Fragrances, Inc.	18,450	2,021,197
International Paper Co.	100,473	4,334,405
Kaiser Aluminum Corp.	4,100	342,678
KapStone Paper & Packaging Corp.	20,540	447,567
Kraton Performance Polymers, Inc. *	6,448	136,117
Louisiana-Pacific Corp. *	30,750	505,530
LSB Industries, Inc. *	4,102	98,079
LyondellBasell Industries N.V., Class A	91,107	7,778,716
Martin Marietta Materials, Inc.	13,018	2,184,420
Materion Corp.	4,206	130,218
Security	Number of Shares	Value ($)
Minerals Technologies, Inc.	8,228	442,584
Monsanto Co.	109,448	10,687,597
Myers Industries, Inc.	8,200	116,932
Neenah Paper, Inc.	2,503	144,473
NewMarket Corp.	2,176	833,930
Newmont Mining Corp.	117,006	1,997,292
Nucor Corp.	70,206	3,039,218
Olin Corp.	20,500	409,180
OM Group, Inc.	6,150	206,025
Owens-Illinois, Inc. *	38,950	812,107
P.H. Glatfelter Co.	8,644	156,111
Packaging Corp. of America	22,550	1,513,330
Platform Specialty Products Corp. *	20,942	400,830
PolyOne Corp.	20,500	665,635
PPG Industries, Inc.	62,844	5,988,405
Praxair, Inc.	65,712	6,949,044
Quaker Chemical Corp.	4,100	325,376
Rayonier Advanced Materials, Inc.	15,504	105,737
Reliance Steel & Aluminum Co.	16,447	955,900
Resolute Forest Products, Inc. *	21,106	212,959
Royal Gold, Inc.	14,365	691,244
RPM International, Inc.	30,750	1,348,387
Schweitzer-Mauduit International, Inc.	8,200	289,706
Sealed Air Corp.	43,319	2,228,763
Sensient Technologies Corp.	12,300	801,345
Sigma-Aldrich Corp.	27,303	3,806,311
Silgan Holdings, Inc.	10,351	541,978
Sonoco Products Co.	22,550	886,666
Steel Dynamics, Inc.	49,200	958,416
Stepan Co.	4,100	184,623
Stillwater Mining Co. *	24,982	238,578
Summit Materials, Inc., Class A *	12,300	288,558
SunCoke Energy, Inc.	12,806	147,013
The Chemours Co.	41,477	401,083
The Dow Chemical Co.	248,524	10,875,410
The Mosaic Co.	74,369	3,036,486
The Scotts Miracle-Gro Co., Class A	10,250	637,447
The Sherwin-Williams Co.	18,997	4,859,623
The Valspar Corp.	16,924	1,240,529
TimkenSteel Corp.	8,917	159,347
United States Steel Corp.	31,680	518,918
Vulcan Materials Co.	28,806	2,696,818
W.R. Grace & Co. *	17,071	1,689,005
Westlake Chemical Corp.	8,494	469,124
WestRock Co.	63,219	3,752,048
Worthington Industries, Inc.	14,382	368,035
		160,311,172
Media 3.3%
AMC Networks, Inc., Class A *	14,350	1,038,653
Cable One, Inc. *	1,012	420,324
Cablevision Systems Corp., Class A	47,814	1,203,478
Carmike Cinemas, Inc. *	4,872	116,197
CBS Corp., Class B Non-Voting Shares	109,124	4,936,770
Charter Communications, Inc., Class A *(a)	17,774	3,227,936
Cinemark Holdings, Inc.	24,600	874,530
10    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Clear Channel Outdoor Holdings, Inc., Class A *	16,820	137,251
Comcast Corp., Class A	579,787	32,659,402
Discovery Communications, Inc., Class A *(a)	33,230	883,918
Discovery Communications, Inc., Class C *	61,532	1,560,452
DISH Network Corp., Class A *	47,682	2,826,112
DreamWorks Animation SKG, Inc., Class A *(a)	14,995	299,000
Gannett Co., Inc. *	25,767	337,805
Global Eagle Entertainment, Inc. *(a)	20,790	244,698
Gray Television, Inc. *	12,326	142,858
John Wiley & Sons, Inc., Class A	10,650	549,114
Liberty Broadband Corp., Class A *	5,424	295,445
Liberty Broadband Corp., Class C *	13,526	724,047
Liberty Global plc LiLAC, Class A *	3,189	109,606
Liberty Global plc LiLAC, Class C *	6,378	212,069
Liberty Global plc, Class A *	64,223	3,090,411
Liberty Global plc, Series C *	127,657	5,727,970
Liberty Media Corp., Class A *	22,964	855,409
Liberty Media Corp., Class C *	45,928	1,663,512
Lions Gate Entertainment Corp.	17,804	653,229
Live Nation Entertainment, Inc. *	30,841	759,305
Loral Space & Communications, Inc. *	4,100	222,261
Media General, Inc. *	22,650	266,137
Meredith Corp.	10,250	484,005
Morningstar, Inc.	4,414	352,149
National CineMedia, Inc.	14,378	189,071
New Media Investment Group, Inc.	14,132	210,849
News Corp., Class A *	111,420	1,518,655
Nexstar Broadcasting Group, Inc., Class A	4,960	230,541
Omnicom Group, Inc.	57,608	3,858,584
Regal Entertainment Group, Class A	18,450	350,919
Rentrak Corp. *(a)	2,436	111,179
Scholastic Corp.	4,502	194,531
Scripps Networks Interactive, Inc., Class A	23,436	1,244,217
Sinclair Broadcast Group, Inc., Class A	15,501	415,117
Sirius XM Holdings, Inc. *	639,053	2,437,987
Starz, Class A *	24,747	930,735
TEGNA, Inc.	51,592	1,227,374
The E.W. Scripps Co., Class A	17,523	307,003
The Interpublic Group of Cos., Inc.	98,435	1,858,453
The Madison Square Garden Co., Class A *	12,753	898,321
The New York Times Co., Class A	36,900	448,704
The Walt Disney Co.	354,784	36,145,394
Time Warner Cable, Inc.	62,213	11,572,862
Time Warner, Inc.	189,629	13,482,622
Time, Inc.	24,993	519,105
Tribune Media Co., Class A	21,485	858,111
Twenty-First Century Fox, Inc., Class A	401,631	11,000,673
Viacom, Inc., Class B	88,241	3,597,586
		160,482,646
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 9.5%
AbbVie, Inc.	392,144	24,473,707
ACADIA Pharmaceuticals, Inc. *	21,250	778,388
Accelerate Diagnostics, Inc. *(a)	12,448	244,230
Acceleron Pharma, Inc. *	6,250	181,125
Achillion Pharmaceuticals, Inc. *	27,215	201,119
Acorda Therapeutics, Inc. *	8,441	269,859
Aegerion Pharmaceuticals, Inc. *(a)	16,954	299,916
Affymetrix, Inc. *	16,824	156,968
Agilent Technologies, Inc.	77,900	2,828,549
Agios Pharmaceuticals, Inc. *	2,150	185,760
Akorn, Inc. *	20,327	808,811
Alexion Pharmaceuticals, Inc. *	50,418	8,681,475
Alkermes plc *	32,868	1,957,618
Allergan plc *	89,173	27,085,407
Alnylam Pharmaceuticals, Inc. *	16,947	1,744,016
AMAG Pharmaceuticals, Inc. *	4,616	288,685
Amgen, Inc.	173,342	26,309,849
Anacor Pharmaceuticals, Inc. *	9,152	1,193,512
Arena Pharmaceuticals, Inc. *	70,300	190,513
ARIAD Pharmaceuticals, Inc. *	41,680	393,459
Array BioPharma, Inc. *	31,720	187,148
Baxalta, Inc. *	125,050	4,395,508
Bio-Rad Laboratories, Inc., Class A *	4,100	571,253
Bio-Techne Corp.	8,200	774,736
BioCryst Pharmaceuticals, Inc. *	14,766	171,876
Biogen, Inc. *	53,373	15,867,793
BioMarin Pharmaceutical, Inc. *	36,362	4,699,425
Bluebird Bio, Inc. *	7,532	1,002,283
Bristol-Myers Squibb Co.	378,897	22,533,005
Bruker Corp. *	25,063	460,658
Cambrex Corp. *	6,549	313,108
Catalent, Inc. *	17,556	558,105
Celgene Corp. *	180,610	21,326,429
Celldex Therapeutics, Inc. *	24,236	359,662
Cepheid, Inc. *	16,400	799,336
Charles River Laboratories International, Inc. *	10,544	726,376
Chimerix, Inc. *	6,814	333,477
Clovis Oncology, Inc. *	6,308	491,141
Depomed, Inc. *	12,868	346,535
Dyax Corp. *	37,802	870,202
Eli Lilly & Co.	223,470	18,402,755
Emergent Biosolutions, Inc. *	10,345	344,385
Endo International plc *	45,308	3,488,716
Endocyte, Inc. *(a)	44,968	236,981
Epizyme, Inc. *(a)	8,496	169,920
Exact Sciences Corp. *(a)	19,253	425,684
Exelixis, Inc. *(a)	95,568	568,630
Foundation Medicine, Inc. *(a)	7,076	166,569
Genomic Health, Inc. *	4,498	123,785
Gilead Sciences, Inc.	338,149	35,529,315
Halozyme Therapeutics, Inc. *	20,500	357,930
Hospira, Inc. *	36,864	3,316,654
Illumina, Inc. *	32,655	6,452,955
ImmunoGen, Inc. *	46,400	624,544
Impax Laboratories, Inc. *	18,454	755,876
Incyte Corp. *	36,160	4,201,430
Intercept Pharmaceuticals, Inc. *	2,651	503,054
Intra-Cellular Therapies, Inc. *	15,818	423,764
See financial notes    11

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Intrexon Corp. *	6,679	297,216
Ironwood Pharmaceuticals, Inc. *	27,893	306,823
Isis Pharmaceuticals, Inc. *	26,745	1,342,064
Jazz Pharmaceuticals plc *	13,223	2,232,307
Johnson & Johnson	631,139	59,314,443
Juno Therapeutics, Inc. *(a)	6,724	244,148
Kite Pharma, Inc. *(a)	4,600	244,582
KYTHERA Biopharmaceuticals, Inc. *	5,716	427,100
Lannett Co., Inc. *	5,476	262,574
Lexicon Pharmaceuticals, Inc. *(a)	27,810	332,051
Ligand Pharmaceuticals, Inc. *	5,028	462,274
Lion Biotechnologies, Inc. *	22,592	160,629
Luminex Corp. *	10,250	186,755
MacroGenics, Inc. *	7,224	190,352
Mallinckrodt plc *	25,659	2,212,832
MannKind Corp. *(a)	80,464	304,959
Medivation, Inc. *	16,400	1,444,184
Merck & Co., Inc.	646,113	34,793,185
Merrimack Pharmaceuticals, Inc. *	26,850	270,917
Mettler-Toledo International, Inc. *	6,397	1,897,030
MiMedx Group, Inc. *	17,364	168,604
Momenta Pharmaceuticals, Inc. *	10,536	205,557
Mylan N.V. *	92,953	4,609,539
Myriad Genetics, Inc. *(a)	20,500	769,980
Nektar Therapeutics *	30,750	339,788
Neurocrine Biosciences, Inc. *	16,488	764,713
NewLink Genetics Corp. *(a)	7,050	316,616
Novavax, Inc. *	80,537	867,384
Ophthotech Corp. *	6,916	304,512
OPKO Health, Inc. *(a)	62,101	671,933
Pacira Pharmaceuticals, Inc. *	7,209	414,878
PAREXEL International Corp. *	14,350	943,082
PDL BioPharma, Inc.	41,000	231,650
PerkinElmer, Inc.	28,700	1,397,116
Perrigo Co., plc	33,424	6,115,589
Pfizer, Inc.	1,406,576	45,319,879
Portola Pharmaceuticals, Inc. *	15,368	724,755
Prestige Brands Holdings, Inc. *	10,543	490,460
PTC Therapeutics, Inc. *	5,085	194,196
Puma Biotechnology, Inc. *	4,993	458,957
Quintiles Transnational Holdings, Inc. *	22,613	1,684,895
Raptor Pharmaceutical Corp. *	34,260	415,574
Regeneron Pharmaceuticals, Inc. *	16,573	8,510,236
Relypsa, Inc. *	8,332	191,303
Retrophin, Inc. *	8,988	246,451
Sagent Pharmaceuticals, Inc. *	13,032	260,379
Sangamo BioSciences, Inc. *	28,362	214,417
Sarepta Therapeutics, Inc. *(a)	12,432	443,822
Seattle Genetics, Inc. *	25,319	1,019,596
Synergy Pharmaceuticals, Inc. *(a)	70,672	494,704
Synta Pharmaceuticals Corp. *	24,904	49,808
TESARO, Inc. *	4,386	225,791
The Medicines Co. *	12,342	506,022
TherapeuticsMD, Inc. *	60,232	369,222
Theravance Biopharma, Inc. *(a)	4,535	66,030
Theravance, Inc. (a)	24,696	343,521
Thermo Fisher Scientific, Inc.	90,355	11,327,806
Ultragenyx Pharmaceutical, Inc. *	6,165	688,137
United Therapeutics Corp. *	10,462	1,575,786
Vertex Pharmaceuticals, Inc. *	55,672	7,099,293
Security	Number of Shares	Value ($)
VWR Corp. *	10,250	269,063
Waters Corp. *	20,500	2,488,290
ZIOPHARM Oncology, Inc. *(a)	47,696	415,432
Zoetis, Inc.	111,089	4,984,563
		467,279,723
Real Estate 4.0%
Acadia Realty Trust	16,541	488,787
Alexander & Baldwin, Inc.	10,250	346,758
Alexander's, Inc.	1,299	471,537
Alexandria Real Estate Equities, Inc.	16,864	1,450,135
Altisource Residential Corp.	24,762	378,116
American Assets Trust, Inc.	17,115	659,270
American Campus Communities, Inc.	22,832	781,996
American Capital Agency Corp.	86,616	1,656,964
American Capital Mortgage Investment Corp.	14,500	221,415
American Homes 4 Rent, Class A	31,038	495,987
American Tower Corp.	93,979	8,663,924
Annaly Capital Management, Inc.	207,186	2,084,291
Anworth Mortgage Asset Corp.	33,536	168,686
Apartment Investment & Management Co., Class A	32,806	1,182,000
Apollo Commercial Real Estate Finance, Inc.	25,888	423,787
ARMOUR Residential REIT, Inc.	10,625	227,056
Ashford Hospitality Prime, Inc.	660	9,128
Ashford Hospitality Trust, Inc.	16,400	126,936
AvalonBay Communities, Inc.	29,347	4,844,016
BioMed Realty Trust, Inc.	41,719	771,801
Blackstone Mortgage Trust, Inc., Class A	21,321	590,378
Boston Properties, Inc.	34,850	3,951,293
Brandywine Realty Trust	34,850	422,382
Brixmor Property Group, Inc.	39,781	907,802
Camden Property Trust	18,450	1,328,953
Campus Crest Communities, Inc.	32,928	170,238
Capstead Mortgage Corp.	24,600	256,332
Care Capital Properties, Inc. *	18,297	581,662
CareTrust REIT, Inc.	4,234	47,463
CBL & Associates Properties, Inc.	38,950	579,576
CBRE Group, Inc., Class A *	67,867	2,173,101
Cedar Realty Trust, Inc.	41,440	259,414
Chambers Street Properties	65,952	446,495
Chesapeake Lodging Trust	15,206	439,605
Chimera Investment Corp.	44,241	619,816
Colony Capital, Inc., Class A	29,168	633,237
Columbia Property Trust, Inc.	27,279	583,225
Communications Sales & Leasing, Inc. *	26,507	532,791
CoreSite Realty Corp.	4,100	199,629
Corporate Office Properties Trust	16,936	356,164
Corrections Corp. of America	27,038	794,376
Cousins Properties, Inc.	53,810	493,438
Crown Castle International Corp.	76,583	6,386,256
CubeSmart	33,252	840,943
CyrusOne, Inc.	8,316	263,285
CYS Investments, Inc.	38,212	298,436
DCT Industrial Trust, Inc.	17,238	553,512
12    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
DDR Corp.	69,831	1,067,716
DiamondRock Hospitality Co.	43,088	506,715
Digital Realty Trust, Inc.	31,269	1,979,953
Douglas Emmett, Inc.	28,700	792,981
Duke Realty Corp.	83,147	1,501,635
DuPont Fabros Technology, Inc.	14,350	383,576
EastGroup Properties, Inc.	8,200	442,800
Education Realty Trust, Inc.	8,200	239,850
Empire State Realty Trust, Inc., Class A	18,547	300,647
EPR Properties	14,104	717,753
Equinix, Inc.	13,891	3,747,375
Equity Commonwealth *	27,369	703,110
Equity LifeStyle Properties, Inc.	20,500	1,143,080
Equity One, Inc.	19,178	450,875
Equity Residential	81,106	5,778,802
Essex Property Trust, Inc.	14,547	3,122,077
Extra Space Storage, Inc.	28,434	2,089,330
Federal Realty Investment Trust	15,750	2,033,010
FelCor Lodging Trust, Inc.	28,700	231,609
First Industrial Realty Trust, Inc.	20,500	397,495
First Potomac Realty Trust	32,460	341,155
Forest City Enterprises, Inc., Class A *	48,352	1,041,019
Forestar Group, Inc. *	10,464	135,300
Franklin Street Properties Corp.	34,472	358,854
Gaming & Leisure Properties, Inc.	21,367	661,095
General Growth Properties, Inc.	148,216	3,761,722
Government Properties Income Trust	16,966	268,741
Hatteras Financial Corp.	21,100	342,453
HCP, Inc.	105,363	3,904,753
Health Care REIT, Inc.	80,262	5,084,598
Healthcare Realty Trust, Inc.	18,756	429,512
Healthcare Trust of America, Inc., Class A	26,764	642,604
Hersha Hospitality Trust	14,565	355,969
Highwoods Properties, Inc.	22,786	864,501
Home Properties, Inc.	12,300	912,783
Hospitality Properties Trust	33,866	871,034
Host Hotels & Resorts, Inc.	167,130	2,963,215
Hudson Pacific Properties, Inc.	20,854	592,045
InfraREIT, Inc. *	8,288	233,556
Inland Real Estate Corp.	16,688	140,346
Invesco Mortgage Capital, Inc.	32,984	448,582
Investors Real Estate Trust	48,768	326,258
Iron Mountain, Inc.	46,083	1,305,992
iStar, Inc. *	16,424	204,807
Jones Lang LaSalle, Inc.	10,250	1,525,917
Kennedy-Wilson Holdings, Inc.	32,852	787,134
Kilroy Realty Corp.	19,336	1,254,133
Kimco Realty Corp.	92,250	2,126,362
Kite Realty Group Trust	18,764	441,142
Lamar Advertising Co., Class A	19,142	1,021,034
LaSalle Hotel Properties	23,322	733,710
Lexington Realty Trust	41,014	330,983
Liberty Property Trust	33,048	1,015,896
LTC Properties, Inc.	6,344	258,772
Mack-Cali Realty Corp.	19,648	368,007
Medical Properties Trust, Inc.	46,738	545,432
MFA Financial, Inc.	79,950	568,444
Security	Number of Shares	Value ($)
Mid-America Apartment Communities, Inc.	17,958	1,411,319
Monmouth Real Estate Investment Corp.	41,440	394,509
Monogram Residential Trust, Inc.	60,212	557,563
National Health Investors, Inc.	6,375	351,263
National Retail Properties, Inc.	27,319	949,335
New Residential Investment Corp.	52,849	748,342
New Senior Investment Group, Inc.	26,179	298,179
New York Mortgage Trust, Inc.	18,489	120,918
New York REIT, Inc.	33,776	323,574
NorthStar Realty Finance Corp.	50,101	703,919
Omega Healthcare Investors, Inc.	47,798	1,614,616
One Liberty Properties, Inc.	6,248	136,394
Outfront Media, Inc.	30,052	680,077
Paramount Group, Inc.	33,442	549,786
Parkway Properties, Inc.	15,253	241,608
Pebblebrook Hotel Trust	17,518	666,735
Pennsylvania Real Estate Investment Trust	14,350	284,704
PennyMac Mortgage Investment Trust	19,894	299,803
Piedmont Office Realty Trust, Inc., Class A	41,000	695,360
Plum Creek Timber Co., Inc.	39,834	1,533,211
Post Properties, Inc.	12,300	680,928
Potlatch Corp.	10,250	338,455
Prologis, Inc.	123,174	4,680,612
PS Business Parks, Inc.	4,378	319,419
Public Storage	32,800	6,601,656
QTS Realty Trust, Inc., Class A	7,124	286,314
RAIT Financial Trust	68,389	354,939
Ramco-Gershenson Properties Trust	15,192	235,476
Rayonier, Inc.	28,700	660,100
Realogy Holdings Corp. *	33,687	1,357,586
Realty Income Corp.	53,954	2,411,204
Redwood Trust, Inc.	22,550	329,005
Regency Centers Corp.	20,500	1,215,855
Retail Opportunity Investments Corp.	19,224	306,238
Retail Properties of America, Inc., Class A	53,780	734,097
RLJ Lodging Trust	31,803	875,855
Rouse Properties, Inc.	22,056	342,750
Ryman Hospitality Properties, Inc.	10,999	563,479
Sabra Health Care REIT, Inc.	15,540	372,494
Saul Centers, Inc.	2,405	118,663
Select Income REIT	11,059	205,144
Senior Housing Properties Trust	58,373	916,456
Silver Bay Realty Trust Corp.	9,285	145,403
Simon Property Group, Inc.	70,480	12,638,474
SL Green Realty Corp.	21,200	2,194,412
Sovran Self Storage, Inc.	8,799	789,534
Spirit Realty Capital, Inc.	92,530	888,288
STAG Industrial, Inc.	12,342	210,555
Starwood Property Trust, Inc.	53,679	1,142,289
Starwood Waypoint Residential Trust	8,901	214,425
STORE Capital Corp.	12,800	258,048
Strategic Hotels & Resorts, Inc. *	54,166	730,699
Summit Hotel Properties, Inc.	21,380	259,339
See financial notes    13

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Sun Communities, Inc.	10,444	681,053
Sunstone Hotel Investors, Inc.	42,266	584,539
Tanger Factory Outlet Centers, Inc.	20,705	655,106
Taubman Centers, Inc.	14,350	990,006
The Geo Group, Inc.	18,522	556,216
The Howard Hughes Corp. *	7,650	960,763
The Macerich Co.	30,750	2,342,535
The St. Joe Co. *	22,550	393,497
Two Harbors Investment Corp.	78,484	742,459
UDR, Inc.	55,703	1,799,207
Universal Health Realty Income Trust	4,100	188,600
Urban Edge Properties	19,542	408,623
Urstadt Biddle Properties, Inc., Class A	20,636	370,003
Ventas, Inc.	73,338	4,035,057
VEREIT, Inc.	201,704	1,641,871
Vornado Realty Trust	39,230	3,420,464
Washington Real Estate Investment Trust	14,350	353,010
Weingarten Realty Investors	28,700	908,068
Western Asset Mortgage Capital Corp. (a)	9,316	119,058
Weyerhaeuser Co.	129,723	3,624,461
Whitestone REIT	5,240	59,841
WP Carey, Inc.	20,696	1,189,399
WP GLIMCHER, Inc.	41,358	500,845
Xenia Hotels & Resorts, Inc.	25,954	480,149
		197,904,877
Retailing 5.1%
Aaron's, Inc.	18,450	694,642
Abercrombie & Fitch Co., Class A (a)	15,707	311,941
Advance Auto Parts, Inc.	16,414	2,876,553
Amazon.com, Inc. *	87,227	44,737,856
American Eagle Outfitters, Inc.	43,831	746,004
Asbury Automotive Group, Inc. *	6,476	521,771
Ascena Retail Group, Inc. *	41,241	497,783
AutoNation, Inc. *	14,408	862,175
AutoZone, Inc. *	7,070	5,062,049
Barnes & Noble Education, Inc. *	5,495	70,886
Barnes & Noble, Inc.	8,765	136,822
Bed Bath & Beyond, Inc. *	45,528	2,827,744
Best Buy Co., Inc.	67,219	2,469,626
Big Lots, Inc.	14,478	694,799
Blue Nile, Inc. *	2,303	78,440
Burlington Stores, Inc. *	14,010	743,791
Cabela's, Inc. *	10,532	473,624
Caleres, Inc.	12,312	409,990
CarMax, Inc. *	51,250	3,126,250
Chico's FAS, Inc.	41,000	611,310
Conn's, Inc. *(a)	9,132	272,590
Core-Mark Holding Co., Inc.	4,100	246,451
CST Brands, Inc.	17,101	593,747
Dick's Sporting Goods, Inc.	20,900	1,047,717
Dillard's, Inc., Class A	8,200	758,582
Dollar General Corp.	67,976	5,063,532
Dollar Tree, Inc. *	51,455	3,923,958
DSW, Inc., Class A	16,830	499,683
Expedia, Inc.	23,548	2,707,785
Security	Number of Shares	Value ($)
Express, Inc. *	18,942	386,417
Five Below, Inc. *	8,376	323,900
Foot Locker, Inc.	36,900	2,612,151
GameStop Corp., Class A (a)	27,038	1,148,574
Genesco, Inc. *	6,150	368,324
Genuine Parts Co.	34,850	2,909,626
GNC Holdings, Inc., Class A	21,386	1,000,865
Group 1 Automotive, Inc.	6,150	537,510
Groupon, Inc. *	132,387	595,742
Guess?, Inc.	15,350	339,389
Hibbett Sports, Inc. *	4,694	185,413
HSN, Inc.	8,294	504,358
J.C. Penney Co., Inc. *	72,469	660,193
Kohl's Corp.	47,608	2,429,436
L Brands, Inc.	53,494	4,488,147
Liberty Interactive Corp. QVC Group, Class A *	105,733	2,859,020
Liberty TripAdvisor Holdings, Inc., Class A *	16,572	420,432
Liberty Ventures, Series A *	31,400	1,247,522
Lithia Motors, Inc., Class A	4,100	437,060
LKQ Corp. *	66,000	1,979,340
Lowe's Cos., Inc.	217,993	15,078,576
Macy's, Inc.	82,609	4,841,713
MarineMax, Inc. *	9,988	162,804
Mattress Firm Holding Corp. *(a)	3,221	193,550
Monro Muffler Brake, Inc.	6,360	403,160
Murphy USA, Inc. *	10,524	537,882
Netflix, Inc. *	94,636	10,885,979
Nordstrom, Inc.	33,341	2,429,892
O'Reilly Automotive, Inc. *	23,863	5,728,790
Office Depot, Inc. *	113,144	897,232
Orbitz Worldwide, Inc. *	23,711	271,965
Outerwall, Inc. (a)	6,223	383,337
Penske Automotive Group, Inc.	8,554	432,832
Pool Corp.	12,300	857,064
Rent-A-Center, Inc.	12,565	337,873
Restoration Hardware Holdings, Inc. *	6,310	583,549
Ross Stores, Inc.	102,916	5,003,776
Sally Beauty Holdings, Inc. *	34,850	910,979
Sears Holdings Corp. *(a)	11,750	313,490
Select Comfort Corp. *	14,350	349,423
Shutterfly, Inc. *	8,216	319,274
Signet Jewelers Ltd.	18,450	2,546,100
Sonic Automotive, Inc., Class A	10,260	220,693
Staples, Inc.	147,883	2,101,417
Target Corp.	145,824	11,331,983
The Buckle, Inc. (a)	6,150	259,530
The Cato Corp., Class A	6,169	216,717
The Children's Place, Inc.	4,494	269,280
The Finish Line, Inc., Class A	10,694	282,001
The Gap, Inc.	58,308	1,913,085
The Home Depot, Inc.	295,271	34,387,261
The Men's Wearhouse, Inc.	12,300	694,335
The Michaels Cos., Inc. *	10,710	280,709
The Priceline Group, Inc. *	11,694	14,601,596
The TJX Cos., Inc.	156,294	10,990,594
Tiffany & Co.	26,697	2,195,828
Tractor Supply Co.	32,800	2,798,168
TripAdvisor, Inc. *	24,674	1,724,713
14    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ulta Salon, Cosmetics & Fragrance, Inc. *	14,350	2,268,591
Urban Outfitters, Inc. *	24,942	769,710
Vitamin Shoppe, Inc. *	8,200	293,560
Williams-Sonoma, Inc.	18,844	1,432,709
		251,003,240
Semiconductors & Semiconductor Equipment 2.3%
Advanced Energy Industries, Inc. *	6,709	162,827
Advanced Micro Devices, Inc. *(a)	135,510	245,273
Altera Corp.	68,684	3,334,608
Amkor Technology, Inc. *	31,010	167,454
Analog Devices, Inc.	70,378	3,931,315
Applied Materials, Inc.	278,833	4,485,029
Applied Micro Circuits Corp. *	68,750	402,188
Atmel Corp.	102,500	837,425
Avago Technologies Ltd.	57,950	7,299,961
Broadcom Corp., Class A	123,384	6,375,251
Brooks Automation, Inc.	16,400	170,232
Cabot Microelectronics Corp. *	6,150	266,787
Cavium, Inc. *	13,986	951,328
Cirrus Logic, Inc. *	16,501	497,670
Cree, Inc. *(a)	26,212	713,491
Cypress Semiconductor Corp. *	97,894	978,940
Diodes, Inc. *	8,200	161,458
Entegris, Inc. *	30,750	422,197
Fairchild Semiconductor International, Inc. *	27,244	370,518
First Solar, Inc. *	15,314	732,622
FormFactor, Inc. *	33,584	223,334
Freescale Semiconductor Ltd. *	21,596	771,625
Integrated Device Technology, Inc. *	31,314	594,653
Intel Corp.	1,077,002	30,737,637
Intersil Corp., Class A	31,276	329,649
KLA-Tencor Corp.	38,950	1,951,784
Kulicke & Soffa Industries, Inc. *	18,450	194,832
Lam Research Corp.	41,019	2,984,953
Lattice Semiconductor Corp. *	25,324	105,854
Linear Technology Corp.	51,403	2,070,513
Marvell Technology Group Ltd.	90,996	1,025,525
Maxim Integrated Products, Inc.	65,694	2,211,917
Microchip Technology, Inc.	49,200	2,091,000
Micron Technology, Inc. *	249,889	4,100,678
Microsemi Corp. *	22,550	716,188
MKS Instruments, Inc.	12,300	414,510
Monolithic Power Systems, Inc.	6,608	317,779
Nanometrics, Inc. *	16,050	222,935
NVIDIA Corp.	116,004	2,607,770
OmniVision Technologies, Inc. *	12,540	299,706
ON Semiconductor Corp. *	98,400	940,212
PMC-Sierra, Inc. *	49,200	309,468
Power Integrations, Inc.	6,178	242,487
Qorvo, Inc. *	35,017	1,943,794
Rambus, Inc. *	24,600	330,378
Semtech Corp. *	16,400	277,980
Silicon Laboratories, Inc. *	10,250	445,670
Skyworks Solutions, Inc.	43,050	3,760,417
SunEdison, Inc. *	65,619	682,438
SunPower Corp. *	16,797	407,495
Synaptics, Inc. *	8,200	574,738
Teradyne, Inc.	41,000	739,640
Security	Number of Shares	Value ($)
Tessera Technologies, Inc.	12,300	402,702
Texas Instruments, Inc.	246,764	11,805,190
Veeco Instruments, Inc. *	8,347	192,565
Xilinx, Inc.	60,558	2,536,775
		112,071,365
Software & Services 10.8%
Accenture plc, Class A	141,903	13,377,196
ACI Worldwide, Inc. *	25,170	536,876
Activision Blizzard, Inc.	109,196	3,126,281
Actua Corp. *	8,692	123,687
Acxiom Corp. *	20,500	429,680
Adobe Systems, Inc. *	108,919	8,557,766
Akamai Technologies, Inc. *	41,000	2,923,710
Alliance Data Systems Corp. *	13,616	3,501,899
Amdocs Ltd.	35,438	2,027,408
ANSYS, Inc. *	20,647	1,829,324
Aspen Technology, Inc. *	20,653	782,129
Autodesk, Inc. *	51,250	2,395,937
Automatic Data Processing, Inc.	108,844	8,415,818
Bankrate, Inc. *	30,950	305,167
Blackbaud, Inc.	14,350	819,959
Blackhawk Network Holdings, Inc. *	8,870	350,454
Booz Allen Hamilton Holding Corp.	17,621	470,481
Bottomline Technologies (DE), Inc. *	10,250	274,085
Broadridge Financial Solutions, Inc.	28,721	1,516,182
BroadSoft, Inc. *	10,730	338,639
CA, Inc.	76,303	2,082,309
CACI International, Inc., Class A *	6,150	482,283
Cadence Design Systems, Inc. *	68,466	1,370,689
Cardtronics, Inc. *	10,250	353,625
Cass Information Systems, Inc.	2,290	110,378
CDK Global, Inc.	35,930	1,779,972
Citrix Systems, Inc. *	37,047	2,523,271
Cognizant Technology Solutions Corp., Class A *	137,890	8,678,797
CommVault Systems, Inc. *	10,250	367,360
Computer Sciences Corp.	34,850	2,160,352
comScore, Inc. *	6,831	356,647
Constant Contact, Inc. *	7,202	178,322
Convergys Corp.	28,700	648,620
CoreLogic, Inc. *	22,991	872,508
Cornerstone OnDemand, Inc. *	16,752	598,716
CoStar Group, Inc. *	7,350	1,301,244
CSG Systems International, Inc.	8,200	253,462
Cvent, Inc. *	11,550	364,287
Dealertrack Technologies, Inc. *	9,200	577,392
Demandware, Inc. *	6,389	356,442
DHI Group, Inc. *	12,318	96,080
DST Systems, Inc.	8,200	839,844
EarthLink Holdings Corp.	66,800	560,452
eBay, Inc. *	254,633	6,903,101
Ebix, Inc. (a)	8,632	245,062
Electronic Arts, Inc. *	73,800	4,881,870
Ellie Mae, Inc. *	5,144	372,580
Endurance International Group Holdings, Inc. *	15,022	229,686
Envestnet, Inc. *	6,606	206,305
EPAM Systems, Inc. *	4,606	325,230
Euronet Worldwide, Inc. *	12,300	792,981
Everi Holdings, Inc. *	14,421	74,557
See financial notes    15

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
EVERTEC, Inc.	12,358	223,680
ExlService Holdings, Inc. *	6,150	222,507
Facebook, Inc., Class A *	478,831	42,821,856
FactSet Research Systems, Inc.	10,250	1,618,680
Fair Isaac Corp.	6,606	565,275
Fidelity National Information Services, Inc.	68,090	4,702,295
FireEye, Inc. *	6,707	253,390
Fiserv, Inc. *	55,914	4,767,787
FleetCor Technologies, Inc. *	16,561	2,470,239
Fortinet, Inc. *	28,778	1,212,705
Gartner, Inc. *	20,500	1,752,955
Genpact Ltd. *	29,153	670,519
Gigamon, Inc. *	15,050	342,839
Global Payments, Inc.	16,942	1,887,169
Gogo, Inc. *(a)	14,476	230,024
Google, Inc., Class A *	65,322	42,316,898
Google, Inc., Class C *	65,290	40,365,542
GrubHub, Inc. *	5,076	134,260
Guidewire Software, Inc. *	14,887	832,332
Heartland Payment Systems, Inc.	6,749	402,105
HomeAway, Inc. *	19,568	561,406
IAC/InterActiveCorp	18,450	1,287,810
Imperva, Inc. *	6,614	394,062
Infoblox, Inc. *	10,865	209,043
Internap Corp. *	36,550	291,304
International Business Machines Corp.	209,616	31,000,110
Intuit, Inc.	66,172	5,674,249
j2 Global, Inc.	10,371	721,614
Jack Henry & Associates, Inc.	20,500	1,393,180
Leidos Holdings, Inc.	15,242	641,383
LinkedIn Corp., Class A *	24,343	4,396,346
LivePerson, Inc. *	13,228	121,036
LogMeIn, Inc. *	4,554	283,896
Manhattan Associates, Inc. *	24,600	1,438,608
ManTech International Corp., Class A	10,395	284,719
Marketo, Inc. *	7,614	213,268
MasterCard, Inc., Class A	219,055	20,234,110
MAXIMUS, Inc.	13,138	795,506
Mentor Graphics Corp.	21,412	553,286
Microsoft Corp.	1,847,193	80,389,839
MicroStrategy, Inc., Class A *	2,050	407,335
Monotype Imaging Holdings, Inc.	8,200	173,676
Monster Worldwide, Inc. *	41,260	299,960
NetSuite, Inc. *	8,735	776,105
NeuStar, Inc., Class A *(a)	12,414	346,971
NIC, Inc.	12,300	231,732
Nuance Communications, Inc. *	52,525	865,087
Oracle Corp.	726,946	26,962,427
Pandora Media, Inc. *	37,048	664,641
Paychex, Inc.	73,800	3,295,908
Paycom Software, Inc. *	10,268	395,729
PayPal Holdings, Inc. *	254,633	8,912,155
Pegasystems, Inc.	8,444	206,962
Perficient, Inc. *	14,718	243,730
Progress Software Corp. *	12,778	346,156
Proofpoint, Inc. *	12,831	722,899
PROS Holdings, Inc. *	4,606	101,885
PTC, Inc. *	26,877	890,166
Qlik Technologies, Inc. *	19,607	742,321
Security	Number of Shares	Value ($)
Qualys, Inc. *	7,238	210,336
Rackspace Hosting, Inc. *	24,600	748,086
RealPage, Inc. *	15,350	282,594
Red Hat, Inc. *	43,050	3,108,640
Sabre Corp.	23,901	650,585
salesforce.com, Inc. *	137,161	9,513,487
Science Applications International Corp.	8,710	424,787
SciQuest, Inc. *	18,550	203,679
ServiceNow, Inc. *	28,719	2,037,900
ServiceSource International, Inc. *	71,116	337,090
Silver Spring Networks, Inc. *	25,688	297,981
SolarWinds, Inc. *	12,877	511,861
Solera Holdings, Inc.	14,750	710,508
Splunk, Inc. *	27,661	1,714,152
SPS Commerce, Inc. *	2,936	199,707
SS&C Technologies Holdings, Inc.	17,220	1,166,483
Stamps.com, Inc. *	3,672	302,352
Sykes Enterprises, Inc. *	8,712	219,107
Symantec Corp.	162,533	3,330,301
Synchronoss Technologies, Inc. *	8,200	331,198
Synopsys, Inc. *	33,053	1,551,177
Syntel, Inc. *	4,920	218,694
Tableau Software, Inc., Class A *	10,325	972,305
Take-Two Interactive Software, Inc. *	20,500	597,165
Tangoe, Inc. *	15,504	116,280
TeleTech Holdings, Inc.	8,270	223,704
Teradata Corp. *	35,854	1,048,012
Textura Corp. *(a)	12,700	328,422
The Ultimate Software Group, Inc. *	6,150	1,083,569
The Western Union Co.	120,290	2,218,148
TiVo, Inc. *	30,750	279,825
Total System Services, Inc.	35,385	1,621,695
Twitter, Inc. *	120,278	3,342,526
Tyler Technologies, Inc. *	8,200	1,131,928
Unisys Corp. *	10,250	134,993
Vantiv, Inc., Class A *	33,063	1,456,095
VASCO Data Security International, Inc. *(a)	11,040	184,589
VeriFone Systems, Inc. *	27,544	860,475
Verint Systems, Inc. *	13,459	717,768
VeriSign, Inc. *(a)	25,282	1,742,941
Virtusa Corp. *	4,706	249,042
Visa, Inc., Class A	439,784	31,356,599
VMware, Inc., Class A *	18,642	1,475,514
Web.com Group, Inc. *	8,200	176,546
WebMD Health Corp. *	10,662	438,528
WEX, Inc. *	8,347	789,042
Workday, Inc., Class A *	19,884	1,397,050
Xerox Corp.	248,128	2,523,462
Xoom Corp. *	8,652	214,829
Yahoo! Inc. *	203,187	6,550,749
Zendesk, Inc. *	11,260	232,857
Zillow Group, Inc., Class A *(a)	9,372	237,861
Zillow Group, Inc., Class C *(a)	18,797	463,534
Zynga, Inc., Class A *	185,320	468,860
		531,016,397
16    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 6.0%
Amphenol Corp., Class A	73,800	3,864,168
Anixter International, Inc. *	6,197	394,501
Apple, Inc.	1,314,390	148,210,616
ARRIS Group, Inc. *	30,750	812,415
Arrow Electronics, Inc. *	23,191	1,296,841
Avnet, Inc.	34,850	1,477,640
AVX Corp.	14,408	188,168
Badger Meter, Inc.	2,536	147,823
Belden, Inc.	12,300	619,797
Benchmark Electronics, Inc. *	12,488	266,869
Brocade Communications Systems, Inc.	102,865	1,095,512
CalAmp Corp. *	8,744	145,325
CDW Corp.	27,272	1,084,062
Ciena Corp. *	20,500	458,380
Cisco Systems, Inc.	1,159,143	29,998,621
Cognex Corp.	20,500	728,980
Coherent, Inc. *	6,150	358,545
CommScope Holding Co., Inc. *	27,957	904,409
Comtech Telecommunications Corp.	4,242	113,177
Corning, Inc.	295,420	5,084,178
Cray, Inc. *	15,792	334,632
Daktronics, Inc.	10,515	91,375
Diebold, Inc.	14,350	446,572
Dolby Laboratories, Inc., Class A	10,692	348,132
DTS, Inc. *	4,206	111,585
EchoStar Corp., Class A *	8,474	377,940
Electronics For Imaging, Inc. *	10,250	448,643
EMC Corp.	456,316	11,348,579
F5 Networks, Inc. *	17,045	2,069,433
Fabrinet *	8,212	163,255
FARO Technologies, Inc. *	6,150	238,928
FEI Co.	9,271	699,775
Finisar Corp. *	20,500	316,315
FLIR Systems, Inc.	34,850	997,755
Harmonic, Inc. *	32,976	190,272
Harris Corp.	29,092	2,234,847
Hewlett-Packard Co.	420,786	11,807,255
II-VI, Inc. *	17,276	291,792
Infinera Corp. *	41,000	894,620
Ingram Micro, Inc., Class A	34,850	943,041
Insight Enterprises, Inc. *	10,250	259,428
InterDigital, Inc.	10,250	507,068
InvenSense, Inc. *(a)	14,482	147,861
IPG Photonics Corp. *	9,370	791,015
Itron, Inc. *	8,200	246,000
Jabil Circuit, Inc.	45,100	872,685
Juniper Networks, Inc.	90,369	2,323,387
Keysight Technologies, Inc. *	38,950	1,247,958
Knowles Corp. *(a)	18,814	306,292
Lexmark International, Inc., Class A	13,475	403,981
Littelfuse, Inc.	4,100	367,975
Lumentum Holdings, Inc. *	11,038	217,890
Methode Electronics, Inc.	8,812	234,135
Motorola Solutions, Inc.	52,399	3,396,503
MTS Systems Corp.	2,481	147,719
National Instruments Corp.	22,550	658,685
NCR Corp. *	34,850	874,386
NetApp, Inc.	73,876	2,361,077
Security	Number of Shares	Value ($)
NETGEAR, Inc. *	8,200	249,116
NetScout Systems, Inc. *	15,998	584,727
Newport Corp. *	8,312	127,174
Nimble Storage, Inc. *	10,540	280,996
OSI Systems, Inc. *	4,147	302,897
Palo Alto Networks, Inc. *	15,876	2,607,157
Plantronics, Inc.	12,300	653,868
Plexus Corp. *	6,692	254,764
Polycom, Inc. *	30,880	332,269
QLogic Corp. *	34,270	354,352
QUALCOMM, Inc.	369,050	20,880,849
Rofin-Sinar Technologies, Inc. *	6,343	161,556
Rogers Corp. *	7,588	422,348
SanDisk Corp.	50,317	2,745,296
Sanmina Corp. *	16,400	315,536
ScanSource, Inc. *	4,676	178,623
Seagate Technology plc	72,942	3,749,219
ShoreTel, Inc. *	17,804	132,462
Silicon Graphics International Corp. *	25,188	125,940
Super Micro Computer, Inc. *	8,244	225,473
SYNNEX Corp.	4,556	360,790
TE Connectivity Ltd.	94,398	5,596,857
Tech Data Corp. *	10,250	668,710
Trimble Navigation Ltd. *	57,400	1,084,860
Ubiquiti Networks, Inc. (a)	6,754	237,471
Universal Display Corp. *	8,742	322,055
ViaSat, Inc. *	10,250	602,393
Viavi Solutions, Inc. *	55,350	297,230
Vishay Intertechnology, Inc.	31,221	308,463
Western Digital Corp.	47,844	3,921,294
Zebra Technologies Corp., Class A *	12,300	1,019,424
		296,072,987
Telecommunication Services 2.2%
8x8, Inc. *	71,280	550,994
AT&T, Inc.	1,397,267	46,389,264
Atlantic Tele-Network, Inc.	4,100	292,945
CenturyLink, Inc.	119,586	3,233,606
Cincinnati Bell, Inc. *	119,288	409,158
Cogent Communications Holdings, Inc.	10,250	284,643
Consolidated Communications Holdings, Inc.	18,726	365,344
Frontier Communications Corp.	275,325	1,395,898
General Communication, Inc., Class A *	14,439	243,297
inContact, Inc. *	48,854	368,848
Iridium Communications, Inc. *(a)	19,842	147,823
Level 3 Communications, Inc. *	62,335	2,788,245
Premiere Global Services, Inc. *	14,350	154,693
SBA Communications Corp., Class A *	28,981	3,425,554
Shenandoah Telecommunications Co.	8,544	330,567
Spok Holdings, Inc.	12,416	204,988
Sprint Corp. *	131,138	663,558
T-Mobile US, Inc. *	57,530	2,278,763
Telephone & Data Systems, Inc.	26,650	757,926
United States Cellular Corp. *	4,100	151,372
Verizon Communications, Inc.	927,794	42,687,802
See financial notes    17

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Vonage Holdings Corp. *	80,004	444,022
Zayo Group Holdings, Inc. *	10,815	302,496
		107,871,806
Transportation 2.2%
Air Transport Services Group, Inc. *	35,050	318,604
Alaska Air Group, Inc.	32,800	2,455,408
Allegiant Travel Co.	4,100	833,366
AMERCO	967	362,200
American Airlines Group, Inc.	156,274	6,091,561
ArcBest Corp.	6,499	187,691
Atlas Air Worldwide Holdings, Inc. *	6,264	258,766
Avis Budget Group, Inc. *	23,236	1,025,405
C.H. Robinson Worldwide, Inc.	33,560	2,262,951
Con-way, Inc.	12,386	435,987
CSX Corp.	228,072	6,244,611
Delta Air Lines, Inc.	187,498	8,208,662
Expeditors International of Washington, Inc.	47,150	2,308,935
FedEx Corp.	59,831	9,011,147
Forward Air Corp.	8,200	369,164
Genesee & Wyoming, Inc., Class A *	10,250	700,895
Hawaiian Holdings, Inc. *	13,164	298,296
Heartland Express, Inc.	10,755	217,681
Hertz Global Holdings, Inc. *	100,750	1,856,822
Hub Group, Inc., Class A *	8,328	313,882
J.B. Hunt Transport Services, Inc.	21,238	1,545,702
JetBlue Airways Corp. *	63,550	1,418,436
Kansas City Southern	24,624	2,283,630
Kirby Corp. *	12,300	867,519
Knight Transportation, Inc.	10,250	278,800
Landstar System, Inc.	9,624	637,109
Matson, Inc.	10,250	386,220
Norfolk Southern Corp.	71,814	5,595,029
Old Dominion Freight Line, Inc. *	14,908	991,233
Ryder System, Inc.	12,300	1,008,231
Saia, Inc. *	5,240	196,762
SkyWest, Inc.	29,236	464,852
Southwest Airlines Co.	151,873	5,573,739
Spirit Airlines, Inc. *	16,625	852,031
Swift Transportation Co. *	25,149	490,154
Union Pacific Corp.	202,118	17,329,597
United Continental Holdings, Inc. *	86,282	4,915,486
United Parcel Service, Inc., Class B	158,775	15,504,379
UTi Worldwide, Inc. *	20,680	147,242
Werner Enterprises, Inc.	8,788	232,794
Wesco Aircraft Holdings, Inc. *	10,526	147,785
XPO Logistics, Inc. *(a)	17,628	618,743
		105,247,507
Utilities 3.0%
AES Corp.	143,911	1,726,932
AGL Resources, Inc.	25,197	1,536,765
ALLETE, Inc.	10,250	489,745
Alliant Energy Corp.	24,600	1,394,082
Ameren Corp.	53,758	2,165,910
American Electric Power Co., Inc.	110,700	6,009,903
American States Water Co.	8,200	309,550
American Water Works Co., Inc.	38,953	2,023,219
Aqua America, Inc.	37,722	956,630
Security	Number of Shares	Value ($)
Atmos Energy Corp.	24,658	1,351,012
Avista Corp.	16,400	514,796
Black Hills Corp.	19,354	769,902
California Water Service Group	19,318	398,530
Calpine Corp. *	88,156	1,405,207
CenterPoint Energy, Inc.	94,859	1,766,275
Chesapeake Utilities Corp.	4,354	214,522
Cleco Corp.	17,476	936,364
CMS Energy Corp.	61,500	2,015,970
Connecticut Water Service, Inc.	4,354	151,301
Consolidated Edison, Inc.	65,600	4,126,896
Dominion Resources, Inc.	133,914	9,340,501
DTE Energy Co.	39,634	3,093,830
Duke Energy Corp.	160,495	11,380,700
Dynegy, Inc. *	22,782	586,636
Edison International	72,256	4,225,531
El Paso Electric Co.	10,250	362,850
Entergy Corp.	41,000	2,678,530
Eversource Energy	70,319	3,321,870
Exelon Corp.	193,080	5,939,141
FirstEnergy Corp.	94,380	3,016,385
Great Plains Energy, Inc.	33,306	829,986
Hawaiian Electric Industries, Inc.	28,704	811,462
IDACORP, Inc.	12,300	730,251
ITC Holdings Corp.	34,918	1,141,819
MDU Resources Group, Inc.	41,506	743,372
MGE Energy, Inc.	13,080	503,057
Middlesex Water Co.	4,372	99,507
National Fuel Gas Co.	18,536	1,000,203
New Jersey Resources Corp.	20,500	579,535
NextEra Energy, Inc.	98,814	9,724,286
NiSource, Inc.	75,693	1,270,885
Northwest Natural Gas Co.	8,200	360,636
NorthWestern Corp.	11,842	611,521
NRG Energy, Inc.	77,241	1,538,641
NRG Yield, Inc., Class A (a)	8,482	133,422
NRG Yield, Inc., Class C (a)	20,574	330,418
OGE Energy Corp.	45,948	1,288,382
ONE Gas, Inc.	11,189	480,791
Ormat Technologies, Inc.	8,615	303,248
Otter Tail Corp.	15,090	389,473
Pattern Energy Group, Inc.	8,516	193,058
Pepco Holdings, Inc.	57,692	1,325,762
PG&E Corp.	108,848	5,396,684
Piedmont Natural Gas Co., Inc.	18,898	729,085
Pinnacle West Capital Corp.	24,600	1,464,438
PNM Resources, Inc.	18,450	472,504
Portland General Electric Co.	16,400	566,456
PPL Corp.	147,888	4,583,049
Public Service Enterprise Group, Inc.	114,800	4,620,700
Questar Corp.	39,103	755,079
SCANA Corp.	32,852	1,737,542
Sempra Energy	53,392	5,064,231
SJW Corp.	9,065	260,528
South Jersey Industries, Inc.	16,400	395,240
Southwest Gas Corp.	10,250	564,672
Talen Energy Corp. *	18,472	263,226
TECO Energy, Inc.	52,566	1,107,566
TerraForm Power, Inc., Class A *	14,354	322,965
The Empire District Electric Co.	8,556	185,237
The Laclede Group, Inc.	10,690	565,929
18    See financial notes

Schwab U.S. Broad Market ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Southern Co.	207,165	8,993,033
UGI Corp.	36,900	1,257,552
UIL Holdings Corp.	12,801	582,830
Unitil Corp.	6,610	238,026
Vectren Corp.	18,450	742,243
WEC Energy Group, Inc.	72,249	3,442,665
Westar Energy, Inc.	33,286	1,216,603
WGL Holdings, Inc.	12,300	666,660
Xcel Energy, Inc.	112,804	3,804,878
		148,598,821
Total Common Stock
(Cost $4,269,255,785)		4,899,860,956

Rights 0.0% of net assets
Telecommunication Services 0.0%
Leap Wireless CVR *(c)(d)	8,528	21,491
Total Rights
(Cost $21,491)		21,491

Other Investment Companies 0.6% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	5,899,506	5,899,506
Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	25,583,692	25,583,692
Total Other Investment Companies
(Cost $31,483,198)		31,483,198

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $4,300,230,102 and the unrealized appreciation and depreciation were $805,877,326 and ($174,741,783), respectively, with a net unrealized appreciation of $631,135,543.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,535,735. Non-cash collateral pledged to the fund for securities on loan amounted to $1,634,609.
(b)	Issuer is affiliated with the fund's adviser.
(c)	Illiquid security. At the period end, the value of these amounted to $21,491 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	100	9,846,000	2,558
See financial notes    19

Schwab U.S. Large-Cap ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	3,843,160,621	4,313,972,672
0.3%	Other Investment Companies	12,914,422	12,914,422
99.9%	Total Investments	3,856,075,043	4,326,887,094
0.1%	Other Assets and Liabilities, Net		3,031,068
100.0%	Net Assets		4,329,918,162

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.1%
Autoliv, Inc. (a)	21,027	2,147,908
BorgWarner, Inc.	50,030	2,183,309
Delphi Automotive plc	66,725	5,039,072
Ford Motor Co.	902,705	12,520,518
General Motors Co.	311,794	9,179,215
Harley-Davidson, Inc.	49,515	2,775,316
Johnson Controls, Inc.	147,360	6,062,391
Lear Corp.	17,361	1,784,537
Tesla Motors, Inc. *	22,251	5,541,834
The Goodyear Tire & Rubber Co.	61,206	1,822,103
		49,056,203
Banks 5.9%
Bank of America Corp.	2,392,294	39,090,084
BB&T Corp.	177,014	6,535,357
BOK Financial Corp.	4,004	253,373
CIT Group, Inc.	40,397	1,754,846
Citigroup, Inc.	693,418	37,083,995
Citizens Financial Group, Inc.	92,230	2,289,148
Comerica, Inc.	40,469	1,780,636
Cullen/Frost Bankers, Inc.	11,315	731,628
Fifth Third Bancorp	189,156	3,767,987
First Republic Bank	30,660	1,849,105
Hudson City Bancorp, Inc.	101,093	940,165
Huntington Bancshares, Inc.	181,398	1,979,052
JPMorgan Chase & Co.	843,890	54,093,349
KeyCorp	201,868	2,773,666
M&T Bank Corp.	29,795	3,522,961
New York Community Bancorp, Inc.	97,218	1,716,870
People's United Financial, Inc.	69,780	1,081,590
Regions Financial Corp.	301,137	2,887,904
SunTrust Banks, Inc.	115,858	4,677,187
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	118,515	10,799,087
U.S. Bancorp	404,143	17,115,456
Wells Fargo & Co.	1,070,833	57,107,524
Zions Bancorp	51,055	1,480,595
		255,311,565
Capital Goods 7.2%
3M Co.	143,751	20,432,767
AGCO Corp.	19,218	942,451
Allison Transmission Holdings, Inc.	36,814	1,052,880
AMETEK, Inc.	54,015	2,907,087
B/E Aerospace, Inc.	25,048	1,221,090
Carlisle Cos., Inc.	15,742	1,585,219
Caterpillar, Inc.	137,270	10,492,919
Chicago Bridge & Iron Co. N.V. (a)	23,636	1,046,602
Colfax Corp. *	20,489	794,768
Cummins, Inc.	38,672	4,708,316
Danaher Corp.	140,583	12,233,533
Deere & Co.	77,244	6,317,014
Donaldson Co., Inc.	29,596	926,651
Dover Corp.	37,204	2,304,788
Eaton Corp. plc	106,691	6,087,788
Emerson Electric Co.	154,342	7,365,200
Fastenal Co.	60,692	2,339,070
Flowserve Corp.	30,082	1,357,601
Fluor Corp.	32,114	1,465,041
Fortune Brands Home & Security, Inc.	37,143	1,777,293
General Dynamics Corp.	70,928	10,073,904
General Electric Co.	2,293,483	56,924,248
Honeywell International, Inc.	178,756	17,745,108
Hubbell, Inc., Class B	11,561	1,140,724
IDEX Corp.	19,506	1,401,116
Illinois Tool Works, Inc.	77,375	6,540,509
Ingersoll-Rand plc	59,491	3,289,257
Jacobs Engineering Group, Inc. *	29,543	1,193,833
Joy Global, Inc.	25,784	624,488
KLX, Inc. *	11,718	458,174
L-3 Communications Holdings, Inc.	19,022	2,006,250
Lincoln Electric Holdings, Inc.	18,320	1,074,468
Lockheed Martin Corp.	60,592	12,189,899
Masco Corp.	80,616	2,114,558
MSC Industrial Direct Co., Inc., Class A	10,050	680,285
Nordson Corp.	13,109	872,011
Northrop Grumman Corp.	44,095	7,220,115
Oshkosh Corp.	18,711	786,798
Owens Corning	29,615	1,311,648
PACCAR, Inc.	78,776	4,645,421
Parker-Hannifin Corp.	30,952	3,332,292
Pentair plc	40,477	2,237,973
Precision Castparts Corp.	31,284	7,203,141
Quanta Services, Inc. *	48,225	1,168,974
Raytheon Co.	68,394	7,014,489
Rockwell Automation, Inc.	29,744	3,326,272
Rockwell Collins, Inc.	29,638	2,425,870
Roper Technologies, Inc.	22,633	3,668,583
Sensata Technologies Holding N.V. *	36,859	1,747,117
Snap-on, Inc.	12,830	2,049,849
SolarCity Corp. *(a)	10,992	530,694
20    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
SPX Corp.	9,613	564,571
Stanley Black & Decker, Inc.	35,092	3,562,540
Textron, Inc.	62,358	2,419,490
The Boeing Co.	145,804	19,053,667
The Timken Co.	16,872	535,686
TransDigm Group, Inc. *	11,212	2,576,854
Trinity Industries, Inc.	34,858	940,817
United Rentals, Inc. *	22,682	1,572,543
United Technologies Corp.	189,945	17,400,861
W.W. Grainger, Inc.	13,278	2,966,836
WABCO Holdings, Inc. *	13,116	1,512,537
Wabtec Corp.	21,059	2,016,610
Xylem, Inc.	40,412	1,311,369
		310,790,527
Commercial & Professional Services 0.8%
Cintas Corp.	22,368	1,901,056
Copart, Inc. *	24,597	861,387
Equifax, Inc.	28,810	2,820,499
IHS, Inc., Class A *	15,045	1,745,521
ManpowerGroup, Inc.	19,570	1,700,633
Nielsen Holdings plc	85,580	3,870,783
Republic Services, Inc.	56,534	2,316,763
Robert Half International, Inc.	30,450	1,553,863
Rollins, Inc.	25,192	703,361
Stericycle, Inc. *	18,908	2,668,675
The ADT Corp.	37,229	1,220,367
The Dun & Bradstreet Corp.	7,330	776,760
Towers Watson & Co., Class A	15,442	1,833,429
Tyco International plc	95,988	3,483,405
Verisk Analytics, Inc. *	36,208	2,646,081
Waste Connections, Inc.	29,638	1,409,583
Waste Management, Inc.	96,005	4,806,010
		36,318,176
Consumer Durables & Apparel 1.6%
Carter's, Inc.	12,982	1,276,260
Coach, Inc.	62,399	1,887,570
D.R. Horton, Inc.	72,011	2,186,974
Fossil Group, Inc. *	9,982	614,692
Garmin Ltd.	26,549	998,508
Hanesbrands, Inc.	89,216	2,686,294
Harman International Industries, Inc.	16,840	1,645,942
Hasbro, Inc.	25,648	1,913,084
Jarden Corp. *	43,547	2,235,703
Leggett & Platt, Inc.	31,144	1,383,416
Lennar Corp., Class A	42,724	2,174,652
lululemon athletica, Inc. *	22,818	1,460,580
Mattel, Inc.	73,785	1,728,782
Michael Kors Holdings Ltd. *	45,836	1,992,033
Mohawk Industries, Inc. *	13,456	2,650,428
Newell Rubbermaid, Inc.	58,686	2,472,441
NIKE, Inc., Class B	159,178	17,788,141
NVR, Inc. *	784	1,191,641
Polaris Industries, Inc.	14,267	1,852,855
PulteGroup, Inc.	78,862	1,631,655
PVH Corp.	18,542	2,206,127
Ralph Lauren Corp.	14,746	1,639,608
Toll Brothers, Inc. *	39,086	1,445,009
TopBuild Corp. *	8,947	283,799
Security	Number of Shares	Value ($)
Under Armour, Inc., Class A *	37,056	3,539,960
VF Corp.	77,376	5,604,344
Whirlpool Corp.	18,258	3,069,170
		69,559,668
Consumer Services 2.1%
Aramark	46,115	1,445,244
Carnival Corp.	102,791	5,060,401
Chipotle Mexican Grill, Inc. *	6,891	4,892,679
Darden Restaurants, Inc.	27,932	1,899,655
Dunkin' Brands Group, Inc.	22,787	1,142,996
Extended Stay America, Inc.	13,098	245,849
H&R Block, Inc.	66,728	2,270,087
Hilton Worldwide Holdings, Inc.	120,116	2,982,480
Hyatt Hotels Corp., Class A *	13,243	678,439
Las Vegas Sands Corp.	85,902	3,971,250
Marriott International, Inc., Class A	47,064	3,325,542
McDonald's Corp.	219,217	20,829,999
MGM Resorts International *	95,004	1,940,932
Norwegian Cruise Line Holdings Ltd. *	31,335	1,804,896
Royal Caribbean Cruises Ltd.	38,035	3,353,166
Starbucks Corp.	345,569	18,906,080
Starwood Hotels & Resorts Worldwide, Inc.	39,218	2,802,910
Wyndham Worldwide Corp.	26,606	2,034,827
Wynn Resorts Ltd.	18,814	1,411,991
Yum! Brands, Inc.	98,965	7,894,438
		88,893,861
Diversified Financials 5.0%
Affiliated Managers Group, Inc. *	12,011	2,239,331
Ally Financial, Inc. *	97,827	2,138,498
American Express Co.	198,085	15,197,081
Ameriprise Financial, Inc.	41,265	4,649,328
Berkshire Hathaway, Inc., Class B *	415,706	55,721,232
BlackRock, Inc.	28,616	8,655,482
Capital One Financial Corp.	125,031	9,721,160
CME Group, Inc.	73,893	6,978,455
Discover Financial Services	101,355	5,445,804
Eaton Vance Corp.	27,544	954,951
Franklin Resources, Inc.	92,697	3,761,644
Intercontinental Exchange, Inc.	24,871	5,680,785
Invesco Ltd.	96,128	3,278,926
Lazard Ltd., Class A	29,728	1,478,373
Legg Mason, Inc.	22,280	987,672
LendingClub Corp. *	13,098	164,380
Leucadia National Corp.	78,278	1,679,846
LPL Financial Holdings, Inc. (a)	17,220	692,588
McGraw Hill Financial, Inc.	62,724	6,083,601
Moody's Corp.	40,798	4,174,043
Morgan Stanley	351,823	12,120,302
MSCI, Inc.	24,102	1,458,653
Navient Corp.	83,882	1,072,851
Northern Trust Corp.	49,772	3,476,077
Raymond James Financial, Inc.	28,626	1,516,892
Santander Consumer USA Holdings, Inc. *	22,702	509,887
SEI Investments Co.	31,818	1,609,354
State Street Corp.	92,714	6,667,991
See financial notes    21

Schwab U.S. Large-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Synchrony Financial *	27,730	913,704
T. Rowe Price Group, Inc.	58,974	4,239,051
TD Ameritrade Holding Corp.	61,008	2,041,328
The Bank of New York Mellon Corp.	254,648	10,134,990
The Charles Schwab Corp. (b)	266,524	8,096,999
The Goldman Sachs Group, Inc.	92,050	17,360,630
The NASDAQ OMX Group, Inc.	28,208	1,443,968
Voya Financial, Inc.	48,852	2,104,544
		214,450,401
Energy 7.0%
Anadarko Petroleum Corp.	117,897	8,439,067
Antero Resources Corp. *(a)	27,958	722,435
Apache Corp.	86,317	3,904,981
Baker Hughes, Inc.	97,401	5,454,456
Cabot Oil & Gas Corp.	95,305	2,255,869
Cameron International Corp. *	46,330	3,092,991
Cheniere Energy, Inc. *	50,147	3,116,636
Chevron Corp.	429,861	34,814,442
Cimarex Energy Co.	21,588	2,385,690
Cobalt International Energy, Inc. *	64,907	519,905
Columbia Pipeline Group, Inc.	70,340	1,783,822
Concho Resources, Inc. *	27,379	2,961,313
ConocoPhillips	280,888	13,805,645
Continental Resources, Inc. *	18,648	598,601
Core Laboratories N.V. (a)	9,749	1,127,764
CVR Energy, Inc.	7,042	283,159
Denbury Resources, Inc.	59,748	259,306
Devon Energy Corp.	92,880	3,962,261
Diamond Offshore Drilling, Inc. (a)	16,424	389,413
Ensco plc, Class A	53,349	966,150
EOG Resources, Inc.	129,763	10,161,741
EQT Corp.	36,009	2,802,220
Exxon Mobil Corp.	952,290	71,650,300
FMC Technologies, Inc. *	53,128	1,847,792
Halliburton Co.	198,679	7,818,019
Helmerich & Payne, Inc.	24,633	1,453,593
Hess Corp.	54,055	3,213,570
HollyFrontier Corp.	46,207	2,165,260
Kinder Morgan, Inc.	394,017	12,770,091
Marathon Oil Corp.	155,446	2,687,661
Marathon Petroleum Corp.	125,356	5,930,592
Murphy Oil Corp.	38,730	1,200,630
Nabors Industries Ltd.	66,784	770,687
National Oilwell Varco, Inc.	86,566	3,664,339
Noble Corp. plc	55,080	717,142
Noble Energy, Inc.	98,208	3,281,129
Oasis Petroleum, Inc. *(a)	33,074	369,106
Occidental Petroleum Corp.	174,970	12,774,560
Oceaneering International, Inc.	23,817	1,043,661
ONEOK, Inc.	46,118	1,660,709
Peabody Energy Corp. (a)	201,540	544,158
Phillips 66	123,578	9,771,312
Pioneer Natural Resources Co.	34,096	4,195,854
QEP Resources, Inc.	38,400	539,136
Range Resources Corp.	36,640	1,415,037
Schlumberger Ltd.	288,775	22,342,522
SM Energy Co.	17,816	653,847
Southwestern Energy Co. *	88,330	1,434,479
Spectra Energy Corp.	152,725	4,439,716
Superior Energy Services, Inc.	34,808	553,795
Security	Number of Shares	Value ($)
Tesoro Corp.	28,559	2,627,714
The Williams Cos., Inc.	153,304	7,389,253
Transocean Ltd. (a)	77,664	1,105,159
Valero Energy Corp.	115,551	6,856,796
Weatherford International plc *	171,159	1,737,264
		304,432,750
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	99,904	13,991,555
CVS Health Corp.	257,125	26,329,600
Sprouts Farmers Market, Inc. *	35,509	723,318
Sysco Corp.	132,308	5,275,120
The Kroger Co.	221,983	7,658,414
Wal-Mart Stores, Inc.	361,151	23,377,304
Walgreens Boots Alliance, Inc.	198,740	17,200,947
Whole Foods Market, Inc.	82,531	2,703,716
		97,259,974
Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	454,595	24,357,200
Archer-Daniels-Midland Co.	142,412	6,407,116
Brown-Forman Corp., Class B	35,433	3,475,977
Bunge Ltd.	32,038	2,321,153
Campbell Soup Co.	38,899	1,866,763
Coca-Cola Enterprises, Inc.	49,517	2,549,630
ConAgra Foods, Inc.	93,844	3,911,418
Constellation Brands, Inc., Class A	37,864	4,846,592
Dr. Pepper Snapple Group, Inc.	44,182	3,390,085
Flowers Foods, Inc.	40,789	946,713
General Mills, Inc.	136,644	7,755,913
Hormel Foods Corp.	31,158	1,903,754
Ingredion, Inc.	17,173	1,482,717
Kellogg Co.	57,150	3,787,902
Keurig Green Mountain, Inc.	26,196	1,482,694
McCormick & Co., Inc. Non-Voting Shares	29,312	2,323,855
Mead Johnson Nutrition Co.	46,436	3,637,796
Molson Coors Brewing Co., Class B	38,005	2,587,761
Mondelez International, Inc., Class A	367,420	15,563,911
Monster Beverage Corp. *	33,533	4,642,979
PepsiCo, Inc.	336,501	31,271,038
Philip Morris International, Inc.	353,758	28,229,888
Pilgrim's Pride Corp. (a)	10,070	211,218
Reynolds American, Inc.	94,017	7,873,924
The Coca-Cola Co.	897,792	35,301,182
The Hershey Co.	33,137	2,966,424
The J.M. Smucker Co.	22,663	2,667,888
The Kraft Heinz Co.	135,131	9,818,619
Tyson Foods, Inc., Class A	65,182	2,755,895
		220,338,005
Health Care Equipment & Services 5.0%
Abbott Laboratories	341,300	15,457,477
Aetna, Inc.	80,100	9,173,052
AmerisourceBergen Corp.	47,909	4,792,816
Anthem, Inc.	59,652	8,413,915
Baxter International, Inc.	121,953	4,689,093
Becton Dickinson & Co.	48,461	6,833,970
Boston Scientific Corp. *	306,647	5,133,271
C.R. Bard, Inc.	17,076	3,309,158
22    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Cardinal Health, Inc.	75,420	6,204,803
Cerner Corp. *	70,041	4,325,732
Cigna Corp.	58,884	8,290,278
Community Health Systems, Inc. *	26,481	1,422,030
DaVita HealthCare Partners, Inc. *	38,811	2,935,664
DENTSPLY International, Inc.	32,996	1,729,320
Edwards Lifesciences Corp. *	24,187	3,407,465
Envision Healthcare Holdings, Inc. *	39,584	1,621,756
Express Scripts Holding Co. *	153,611	12,841,880
HCA Holdings, Inc. *	67,072	5,809,777
Henry Schein, Inc. *	18,746	2,564,640
Hologic, Inc. *	57,225	2,220,902
Humana, Inc.	33,767	6,172,270
IDEXX Laboratories, Inc. *	22,564	1,612,649
IMS Health Holdings, Inc. *	35,109	1,048,706
Intuitive Surgical, Inc. *	8,479	4,332,345
Laboratory Corp. of America Holdings *	22,597	2,662,153
McKesson Corp.	52,462	10,365,442
MEDNAX, Inc. *	22,824	1,838,473
Medtronic plc	322,984	23,348,513
Patterson Cos., Inc.	18,997	870,633
Premier, Inc., Class A *	6,008	214,185
Quest Diagnostics, Inc.	33,266	2,255,435
ResMed, Inc.	30,170	1,567,030
Sirona Dental Systems, Inc. *	13,110	1,250,432
St. Jude Medical, Inc.	64,129	4,540,974
Stryker Corp.	68,217	6,729,607
Tenet Healthcare Corp. *	24,387	1,200,572
The Cooper Cos., Inc.	11,304	1,835,996
UnitedHealth Group, Inc.	216,691	25,071,149
Universal Health Services, Inc., Class B	20,705	2,839,484
Varian Medical Systems, Inc. *	21,156	1,718,925
Zimmer Biomet Holdings, Inc.	37,470	3,880,393
		216,532,365
Household & Personal Products 1.8%
Avon Products, Inc.	105,842	549,320
Church & Dwight Co., Inc.	29,838	2,574,423
Colgate-Palmolive Co.	199,329	12,519,855
Coty, Inc., Class A *	15,100	457,681
Edgewell Personal Care Co.	13,520	1,190,571
Energizer Holdings, Inc.	13,520	564,595
Herbalife Ltd. *(a)	18,055	1,039,426
Kimberly-Clark Corp.	82,852	8,826,224
The Clorox Co.	30,054	3,341,103
The Estee Lauder Cos., Inc., Class A	50,104	3,996,796
The Procter & Gamble Co.	618,730	43,725,649
		78,785,643
Insurance 3.1%
ACE Ltd.	73,645	7,523,573
Aflac, Inc.	100,822	5,908,169
Alleghany Corp. *	3,763	1,767,820
American Financial Group, Inc.	16,679	1,151,852
American International Group, Inc.	301,860	18,214,232
Aon plc	64,273	6,005,669
Arch Capital Group Ltd. *	30,019	2,049,697
Arthur J. Gallagher & Co.	39,267	1,716,753
Security	Number of Shares	Value ($)
Axis Capital Holdings Ltd.	22,144	1,240,064
Brown & Brown, Inc.	27,817	891,813
Cincinnati Financial Corp.	34,035	1,781,052
CNA Financial Corp.	7,500	269,850
Erie Indemnity Co., Class A	5,565	456,163
Everest Re Group Ltd.	9,969	1,752,650
FNF Group	60,849	2,215,512
Genworth Financial, Inc., Class A *	124,402	644,402
HCC Insurance Holdings, Inc.	22,718	1,755,420
Lincoln National Corp.	57,196	2,904,985
Loews Corp.	66,520	2,424,654
Markel Corp. *	3,095	2,549,506
Marsh & McLennan Cos., Inc.	123,051	6,611,530
MetLife, Inc.	255,808	12,815,981
PartnerRe Ltd.	11,063	1,531,230
Principal Financial Group, Inc.	60,920	3,067,322
Prudential Financial, Inc.	103,309	8,337,036
Reinsurance Group of America, Inc.	14,988	1,362,110
RenaissanceRe Holdings Ltd.	9,736	992,585
The Allstate Corp.	92,279	5,378,020
The Chubb Corp.	51,513	6,223,286
The Hartford Financial Services Group, Inc.	95,585	4,392,131
The Progressive Corp.	125,203	3,751,082
The Travelers Cos., Inc.	72,062	7,173,772
Torchmark Corp.	28,474	1,664,590
Unum Group	55,906	1,875,087
W.R. Berkley Corp.	24,100	1,308,148
Willis Group Holdings plc	39,204	1,689,300
XL Group plc	69,030	2,574,129
		133,971,175
Materials 3.0%
Air Products & Chemicals, Inc.	45,931	6,408,752
Airgas, Inc.	15,255	1,472,413
Albemarle Corp.	25,250	1,141,553
Alcoa, Inc.	299,996	2,834,962
Ashland, Inc.	13,520	1,419,194
Avery Dennison Corp.	20,912	1,214,569
Axalta Coating Systems Ltd. *	19,630	573,000
Ball Corp.	31,593	2,082,295
Celanese Corp., Series A	34,818	2,111,364
CF Industries Holdings, Inc.	53,392	3,063,633
Crown Holdings, Inc. *	31,164	1,544,799
E.I. du Pont de Nemours & Co.	205,362	10,576,143
Eastman Chemical Co.	35,064	2,540,737
Ecolab, Inc.	60,841	6,640,187
FMC Corp.	29,691	1,256,226
Freeport-McMoRan, Inc.	116,285	1,237,272
Huntsman Corp.	42,206	697,665
International Flavors & Fragrances, Inc.	18,320	2,006,956
International Paper Co.	94,814	4,090,276
LyondellBasell Industries N.V., Class A	90,188	7,700,251
Martin Marietta Materials, Inc.	13,339	2,238,284
Monsanto Co.	108,426	10,587,799
Newmont Mining Corp.	124,764	2,129,722
Nucor Corp.	72,024	3,117,919
Owens-Illinois, Inc. *	38,852	810,064
Packaging Corp. of America	24,353	1,634,330
See financial notes    23

Schwab U.S. Large-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
PPG Industries, Inc.	60,674	5,781,625
Praxair, Inc.	65,517	6,928,423
Reliance Steel & Aluminum Co.	17,033	989,958
Royal Gold, Inc.	16,860	811,303
RPM International, Inc.	28,177	1,235,561
Sealed Air Corp.	47,082	2,422,369
Sigma-Aldrich Corp.	27,592	3,846,601
The Chemours Co.	41,068	397,128
The Dow Chemical Co.	245,804	10,756,383
The Mosaic Co.	68,279	2,787,832
The Sherwin-Williams Co.	17,846	4,565,185
The Valspar Corp.	19,266	1,412,198
Vulcan Materials Co.	30,963	2,898,756
W.R. Grace & Co. *	16,745	1,656,750
Westlake Chemical Corp.	9,294	513,308
WestRock Co.	60,192	3,572,395
		131,706,140
Media 3.4%
AMC Networks, Inc., Class A *	13,536	979,736
Cablevision Systems Corp., Class A	50,376	1,267,964
CBS Corp., Class B Non-Voting Shares	102,725	4,647,279
Charter Communications, Inc., Class A *(a)	19,542	3,549,023
Comcast Corp., Class A	574,175	32,343,278
Discovery Communications, Inc., Class A *(a)	33,061	879,423
Discovery Communications, Inc., Class C *	60,891	1,544,196
DISH Network Corp., Class A *	49,151	2,913,180
Gannett Co., Inc. *	25,974	340,519
Liberty Global plc LiLAC, Class A *	2,844	97,748
Liberty Global plc LiLAC, Class C *	6,737	224,005
Liberty Global plc, Class A *	57,015	2,743,562
Liberty Global plc, Series C *	134,885	6,052,290
Liberty Media Corp., Class A *	22,390	834,027
Liberty Media Corp., Class C *	44,780	1,621,932
News Corp., Class A *	110,107	1,500,758
Omnicom Group, Inc.	54,193	3,629,847
Scripps Networks Interactive, Inc., Class A	21,452	1,138,887
Sirius XM Holdings, Inc. *	574,361	2,191,187
TEGNA, Inc.	51,949	1,235,867
The Interpublic Group of Cos., Inc.	93,479	1,764,883
The Madison Square Garden Co., Class A *	12,921	910,155
The Walt Disney Co.	356,323	36,302,187
Time Warner Cable, Inc.	64,182	11,939,136
Time Warner, Inc.	188,209	13,381,660
Tribune Media Co., Class A	22,764	909,194
Twenty-First Century Fox, Inc., Class A	400,383	10,966,490
Viacom, Inc., Class B	80,074	3,264,617
		149,173,030
Pharmaceuticals, Biotechnology & Life Sciences 9.9%
AbbVie, Inc.	389,880	24,332,411
Agilent Technologies, Inc.	76,166	2,765,588
Alexion Pharmaceuticals, Inc. *	50,837	8,753,623
Security	Number of Shares	Value ($)
Allergan plc *	89,340	27,136,132
Amgen, Inc.	172,735	26,217,718
Baxalta, Inc. *	129,141	4,539,306
Biogen, Inc. *	53,854	16,010,794
BioMarin Pharmaceutical, Inc. *	37,306	4,821,427
Bristol-Myers Squibb Co.	378,212	22,492,268
Celgene Corp. *	181,740	21,459,859
Eli Lilly & Co.	223,120	18,373,932
Endo International plc *	46,261	3,562,097
Gilead Sciences, Inc.	334,470	35,142,763
Hospira, Inc. *	41,075	3,695,518
Illumina, Inc. *	32,918	6,504,926
Incyte Corp. *	38,251	4,444,384
Jazz Pharmaceuticals plc *	14,574	2,460,383
Johnson & Johnson	631,165	59,316,887
Mallinckrodt plc *	27,088	2,336,069
Medivation, Inc. *	17,670	1,556,020
Merck & Co., Inc.	643,817	34,669,545
Mettler-Toledo International, Inc. *	6,106	1,810,734
Mylan N.V. *	92,355	4,579,884
PerkinElmer, Inc.	25,652	1,248,739
Perrigo Co., plc	33,250	6,083,753
Pfizer, Inc.	1,409,674	45,419,696
Puma Biotechnology, Inc. *	3,014	277,047
Quintiles Transnational Holdings, Inc. *	22,544	1,679,753
Regeneron Pharmaceuticals, Inc. *	17,057	8,758,770
Seattle Genetics, Inc. *	24,208	974,856
Thermo Fisher Scientific, Inc.	89,861	11,265,874
Vertex Pharmaceuticals, Inc. *	55,691	7,101,716
Waters Corp. *	18,671	2,266,286
Zoetis, Inc.	115,661	5,189,709
		427,248,467
Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	15,262	1,312,379
American Campus Communities, Inc.	28,905	989,996
American Capital Agency Corp.	76,594	1,465,243
American Tower Corp.	97,123	8,953,769
Annaly Capital Management, Inc.	212,194	2,134,672
Apartment Investment & Management Co., Class A	38,019	1,369,824
AvalonBay Communities, Inc.	30,649	5,058,924
Boston Properties, Inc.	35,602	4,036,555
Brixmor Property Group, Inc.	34,256	781,722
Camden Property Trust	18,320	1,319,590
Care Capital Properties, Inc. *	18,519	588,719
CBRE Group, Inc., Class A *	60,999	1,953,188
Corrections Corp. of America	24,191	710,732
Crown Castle International Corp.	78,305	6,529,854
DDR Corp.	68,413	1,046,035
Digital Realty Trust, Inc.	31,327	1,983,626
Duke Realty Corp.	81,050	1,463,763
Equinix, Inc.	13,052	3,521,038
Equity Residential	83,528	5,951,370
Essex Property Trust, Inc.	14,239	3,055,974
Extra Space Storage, Inc.	27,388	2,012,470
Federal Realty Investment Trust	17,203	2,220,563
General Growth Properties, Inc.	140,018	3,553,657
HCP, Inc.	106,927	3,962,715
Health Care REIT, Inc.	79,888	5,060,905
24    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Host Hotels & Resorts, Inc.	174,906	3,101,083
Iron Mountain, Inc.	43,653	1,237,126
Jones Lang LaSalle, Inc.	11,197	1,666,897
Kilroy Realty Corp.	22,364	1,450,529
Kimco Realty Corp.	89,811	2,070,143
Lamar Advertising Co., Class A	17,515	934,250
Liberty Property Trust	38,066	1,170,149
National Retail Properties, Inc.	27,619	959,760
Plum Creek Timber Co., Inc.	40,571	1,561,578
Prologis, Inc.	120,867	4,592,946
Public Storage	34,338	6,911,209
Rayonier, Inc.	27,480	632,040
Realogy Holdings Corp. *	31,768	1,280,250
Realty Income Corp.	50,268	2,246,477
Regency Centers Corp.	20,152	1,195,215
Senior Housing Properties Trust	59,238	930,037
Simon Property Group, Inc.	70,719	12,681,331
SL Green Realty Corp.	22,859	2,366,135
Taubman Centers, Inc.	13,338	920,189
The Macerich Co.	31,273	2,382,377
UDR, Inc.	62,322	2,013,001
Ventas, Inc.	74,079	4,075,827
VEREIT, Inc.	202,520	1,648,513
Vornado Realty Trust	38,527	3,359,169
Weingarten Realty Investors	24,172	764,802
Weyerhaeuser Co.	117,923	3,294,769
WP Carey, Inc.	20,541	1,180,491
		137,663,576
Retailing 5.2%
Advance Auto Parts, Inc.	16,505	2,892,501
Amazon.com, Inc. *	86,946	44,593,734
AutoNation, Inc. *	17,209	1,029,786
AutoZone, Inc. *	7,058	5,053,457
Bed Bath & Beyond, Inc. *	38,492	2,390,738
Best Buy Co., Inc.	66,797	2,454,122
CarMax, Inc. *	46,425	2,831,925
Dick's Sporting Goods, Inc.	22,269	1,116,345
Dillard's, Inc., Class A	6,376	589,844
Dollar General Corp.	68,295	5,087,294
Dollar Tree, Inc. *	52,872	4,032,019
Expedia, Inc.	23,350	2,685,016
Foot Locker, Inc.	31,802	2,251,264
GameStop Corp., Class A (a)	25,750	1,093,860
Genuine Parts Co.	33,454	2,793,074
Groupon, Inc. *	70,532	317,394
Kohl's Corp.	44,305	2,260,884
L Brands, Inc.	56,974	4,780,119
Liberty Interactive Corp. QVC Group, Class A *	99,045	2,678,177
LKQ Corp. *	66,406	1,991,516
Lowe's Cos., Inc.	210,989	14,594,109
Macy's, Inc.	77,203	4,524,868
Netflix, Inc. *	97,426	11,206,913
Nordstrom, Inc.	31,827	2,319,552
O'Reilly Automotive, Inc. *	22,750	5,461,592
Ross Stores, Inc.	97,016	4,716,918
Sally Beauty Holdings, Inc. *	26,498	692,658
Signet Jewelers Ltd.	18,353	2,532,714
Staples, Inc.	143,076	2,033,110
Target Corp.	146,119	11,354,907
Security	Number of Shares	Value ($)
The Gap, Inc.	60,831	1,995,865
The Home Depot, Inc.	296,191	34,494,404
The Priceline Group, Inc. *	11,894	14,851,324
The TJX Cos., Inc.	156,025	10,971,678
Tiffany & Co.	26,767	2,201,586
Tractor Supply Co.	31,309	2,670,971
TripAdvisor, Inc. *	27,323	1,909,878
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,115	2,389,530
Urban Outfitters, Inc. *	23,903	737,647
Williams-Sonoma, Inc.	20,195	1,535,426
		226,118,719
Semiconductors & Semiconductor Equipment 2.2%
Altera Corp.	69,695	3,383,692
Analog Devices, Inc.	71,601	3,999,632
Applied Materials, Inc.	275,485	4,431,176
Avago Technologies Ltd.	59,001	7,432,356
Broadcom Corp., Class A	122,814	6,345,799
First Solar, Inc. *	16,738	800,746
Freescale Semiconductor Ltd. *	26,582	949,775
Intel Corp.	1,083,070	30,910,818
KLA-Tencor Corp.	36,677	1,837,884
Lam Research Corp.	36,753	2,674,516
Linear Technology Corp.	54,029	2,176,288
Marvell Technology Group Ltd.	92,394	1,041,280
Maxim Integrated Products, Inc.	64,444	2,169,829
Microchip Technology, Inc.	44,260	1,881,050
Micron Technology, Inc. *	243,316	3,992,816
NVIDIA Corp.	117,361	2,638,275
Skyworks Solutions, Inc.	43,968	3,840,605
Texas Instruments, Inc.	236,884	11,332,531
Xilinx, Inc.	58,668	2,457,603
		94,296,671
Software & Services 11.1%
Accenture plc, Class A	143,121	13,492,017
Activision Blizzard, Inc.	112,402	3,218,069
Adobe Systems, Inc. *	107,434	8,441,089
Akamai Technologies, Inc. *	41,672	2,971,630
Alliance Data Systems Corp. *	14,276	3,671,644
Amdocs Ltd.	35,176	2,012,419
ANSYS, Inc. *	20,162	1,786,353
Autodesk, Inc. *	51,809	2,422,071
Automatic Data Processing, Inc.	108,766	8,409,787
Box, Inc., Class A *(a)	9,735	131,228
CA, Inc.	72,127	1,968,346
Cadence Design Systems, Inc. *	62,309	1,247,426
CDK Global, Inc.	35,944	1,780,666
Citrix Systems, Inc. *	35,392	2,410,549
Cognizant Technology Solutions Corp., Class A *	138,392	8,710,392
Computer Sciences Corp.	31,808	1,971,778
eBay, Inc. *	250,326	6,786,338
Electronic Arts, Inc. *	71,915	4,757,177
Facebook, Inc., Class A *	479,366	42,869,701
FactSet Research Systems, Inc.	9,230	1,457,602
Fidelity National Information Services, Inc.	64,476	4,452,713
FireEye, Inc. *	6,267	236,767
See financial notes    25

Schwab U.S. Large-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Fiserv, Inc. *	53,924	4,598,099
FleetCor Technologies, Inc. *	16,860	2,514,838
Gartner, Inc. *	20,290	1,734,998
Global Payments, Inc.	13,966	1,555,673
Google, Inc., Class A *	65,146	42,202,882
Google, Inc., Class C *	65,535	40,517,014
IAC/InterActiveCorp	16,989	1,185,832
International Business Machines Corp.	207,841	30,737,605
Intuit, Inc.	62,326	5,344,455
Jack Henry & Associates, Inc.	18,608	1,264,600
LinkedIn Corp., Class A *	24,639	4,449,803
MasterCard, Inc., Class A	219,964	20,318,075
Microsoft Corp.	1,840,558	80,101,084
NetSuite, Inc. *	7,489	665,398
Nuance Communications, Inc. *	56,866	936,583
Oracle Corp.	727,669	26,989,243
Paychex, Inc.	76,042	3,396,036
PayPal Holdings, Inc. *	250,326	8,761,410
Rackspace Hosting, Inc. *	24,619	748,664
Red Hat, Inc. *	42,178	3,045,673
Sabre Corp.	29,528	803,752
salesforce.com, Inc. *	138,461	9,603,655
ServiceNow, Inc. *	31,499	2,235,169
Solera Holdings, Inc.	14,703	708,244
Symantec Corp.	155,746	3,191,236
Synopsys, Inc. *	35,000	1,642,550
Teradata Corp. *	35,506	1,037,840
The Western Union Co.	123,122	2,270,370
Total System Services, Inc.	37,386	1,713,400
Twitter, Inc. *	123,149	3,422,311
Vantiv, Inc., Class A *	31,426	1,384,001
VeriSign, Inc. *(a)	23,112	1,593,341
Visa, Inc., Class A	440,252	31,389,968
VMware, Inc., Class A *	21,235	1,680,750
Workday, Inc., Class A *	23,660	1,662,352
Xerox Corp.	238,202	2,422,514
Yahoo! Inc. *	198,593	6,402,638
		479,437,818
Technology Hardware & Equipment 6.1%
3D Systems Corp. *(a)	15,112	207,488
Amphenol Corp., Class A	69,756	3,652,424
Apple, Inc.	1,313,390	148,097,856
Arrow Electronics, Inc. *	22,090	1,235,273
Avnet, Inc.	31,144	1,320,506
Cisco Systems, Inc.	1,160,016	30,021,214
Corning, Inc.	283,188	4,873,665
EMC Corp.	440,013	10,943,123
F5 Networks, Inc. *	16,730	2,031,189
FLIR Systems, Inc.	31,831	911,322
Harris Corp.	28,018	2,152,343
Hewlett-Packard Co.	411,680	11,551,741
Jabil Circuit, Inc.	42,136	815,332
Juniper Networks, Inc.	80,159	2,060,888
Keysight Technologies, Inc. *	37,880	1,213,675
Motorola Solutions, Inc.	42,251	2,738,710
National Instruments Corp.	20,491	598,542
NCR Corp. *	44,472	1,115,802
NetApp, Inc.	69,989	2,236,848
QUALCOMM, Inc.	369,507	20,906,706
Security	Number of Shares	Value ($)
SanDisk Corp.	48,829	2,664,110
Seagate Technology plc	74,112	3,809,357
TE Connectivity Ltd.	92,488	5,483,614
Trimble Navigation Ltd. *	64,916	1,226,912
Western Digital Corp.	51,711	4,238,234
		266,106,874
Telecommunication Services 2.4%
AT&T, Inc.	1,401,563	46,531,892
CenturyLink, Inc.	126,949	3,432,701
Frontier Communications Corp.	285,473	1,447,348
Level 3 Communications, Inc. *	69,732	3,119,112
SBA Communications Corp., Class A *	29,665	3,506,403
Sprint Corp. *	185,248	937,355
T-Mobile US, Inc. *	63,399	2,511,234
Verizon Communications, Inc.	928,545	42,722,356
Windstream Holdings, Inc. (a)	40,308	289,815
Zayo Group Holdings, Inc. *	14,487	405,201
		104,903,417
Transportation 2.1%
American Airlines Group, Inc.	160,559	6,258,590
Avis Budget Group, Inc. *	22,884	1,009,871
C.H. Robinson Worldwide, Inc.	33,730	2,274,414
CSX Corp.	224,141	6,136,981
Delta Air Lines, Inc.	186,222	8,152,799
Expeditors International of Washington, Inc.	46,196	2,262,218
FedEx Corp.	59,197	8,915,660
Genesee & Wyoming, Inc., Class A *	11,182	764,625
Hertz Global Holdings, Inc. *	112,750	2,077,982
J.B. Hunt Transport Services, Inc.	20,277	1,475,760
Kansas City Southern	23,977	2,223,627
Kirby Corp. *	12,951	913,434
Norfolk Southern Corp.	70,206	5,469,749
Southwest Airlines Co.	151,011	5,542,104
Union Pacific Corp.	198,144	16,988,867
United Continental Holdings, Inc. *	89,163	5,079,616
United Parcel Service, Inc., Class B	158,138	15,442,176
		90,988,473
Utilities 3.0%
AES Corp.	162,964	1,955,568
AGL Resources, Inc.	26,181	1,596,779
Alliant Energy Corp.	27,573	1,562,562
Ameren Corp.	55,225	2,225,015
American Electric Power Co., Inc.	111,033	6,027,982
American Water Works Co., Inc.	38,985	2,024,881
Aqua America, Inc.	38,700	981,432
Calpine Corp. *	80,710	1,286,517
CenterPoint Energy, Inc.	97,304	1,811,800
CMS Energy Corp.	60,556	1,985,026
Consolidated Edison, Inc.	67,707	4,259,447
Dominion Resources, Inc.	137,158	9,566,770
DTE Energy Co.	42,816	3,342,217
Duke Energy Corp.	159,600	11,317,236
Edison International	73,502	4,298,397
Entergy Corp.	40,861	2,669,449
Eversource Energy	69,692	3,292,250
26    See financial notes

Schwab U.S. Large-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Exelon Corp.	197,431	6,072,978
FirstEnergy Corp.	98,225	3,139,271
ITC Holdings Corp.	34,996	1,144,369
MDU Resources Group, Inc.	53,388	956,179
National Fuel Gas Co.	18,362	990,814
NextEra Energy, Inc.	100,931	9,932,620
NiSource, Inc.	70,340	1,181,009
NRG Energy, Inc.	73,311	1,460,355
OGE Energy Corp.	43,992	1,233,536
Pepco Holdings, Inc.	63,443	1,457,920
PG&E Corp.	111,213	5,513,941
Pinnacle West Capital Corp.	24,026	1,430,268
PPL Corp.	149,313	4,627,210
Public Service Enterprise Group, Inc.	112,008	4,508,322
SCANA Corp.	31,671	1,675,079
Sempra Energy	52,155	4,946,902
TECO Energy, Inc.	52,487	1,105,901
The Southern Co.	208,517	9,051,723
UGI Corp.	41,565	1,416,535
WEC Energy Group, Inc.	70,182	3,344,172
Westar Energy, Inc.	31,203	1,140,470
Xcel Energy, Inc.	121,443	4,096,272
		130,629,174
Total Common Stock
(Cost $3,843,160,621)		4,313,972,672

Other Investment Companies 0.3% of net assets
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	2,966,213	2,966,213
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	9,948,209	9,948,209
Total Other Investment Companies
(Cost $12,914,422)		12,914,422

End of Investments.

At 08/31/15, the tax basis cost of the fund's investments was $3,855,885,866 and the unrealized appreciation and depreciation were $622,683,517 and ($151,682,289), respectively, with a net unrealized appreciation of $471,001,228.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,546,024. Non-cash collateral pledged to the fund for securities on loan amounted to $705,622.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	85	8,369,100	(165,126)
See financial notes    27

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.7%	Common Stock	1,921,151,032	2,238,699,341
0.4%	Other Investment Companies	8,760,129	8,719,193
100.1%	Total Investments	1,929,911,161	2,247,418,534
(0.1%)	Other Assets and Liabilities, Net		(1,317,446)
100.0%	Net Assets		2,246,101,088

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets
Automobiles & Components 0.5%
BorgWarner, Inc.	52,472	2,289,878
Lear Corp.	18,273	1,878,282
Tesla Motors, Inc. *	22,952	5,716,425
The Goodyear Tire & Rubber Co.	63,426	1,888,192
		11,772,777
Banks 0.1%
CIT Group, Inc.	40,011	1,738,078
Zions Bancorp	53,469	1,550,601
		3,288,679
Capital Goods 6.6%
3M Co.	150,046	21,327,538
AMETEK, Inc.	56,404	3,035,663
B/E Aerospace, Inc.	25,124	1,224,795
Carlisle Cos., Inc.	14,754	1,485,728
Caterpillar, Inc.	142,345	10,880,852
Chicago Bridge & Iron Co. N.V. (a)	22,010	974,603
Colfax Corp. *	23,016	892,791
Cummins, Inc.	39,239	4,777,348
Danaher Corp.	144,575	12,580,917
Deere & Co.	79,703	6,518,111
Donaldson Co., Inc.	28,872	903,982
Dover Corp.	38,342	2,375,287
Fastenal Co.	62,760	2,418,770
Flowserve Corp.	31,444	1,419,068
Fluor Corp.	34,008	1,551,445
Fortune Brands Home & Security, Inc.	41,377	1,979,889
IDEX Corp.	18,402	1,321,816
Illinois Tool Works, Inc.	81,789	6,913,624
Jacobs Engineering Group, Inc. *	29,521	1,192,944
Security	Number of Shares	Value ($)
KLX, Inc. *	12,470	487,577
Lincoln Electric Holdings, Inc.	18,250	1,070,363
MSC Industrial Direct Co., Inc., Class A	11,619	786,490
Nordson Corp.	14,114	938,863
PACCAR, Inc.	83,924	4,948,998
Pentair plc	44,308	2,449,789
Precision Castparts Corp.	33,031	7,605,388
Quanta Services, Inc. *	53,738	1,302,609
Roper Technologies, Inc.	23,733	3,846,882
Sensata Technologies Holding N.V. *	42,992	2,037,821
Snap-on, Inc.	14,651	2,340,790
SolarCity Corp. *(a)	11,306	545,854
SPX Corp.	9,067	532,505
Stanley Black & Decker, Inc.	36,335	3,688,729
The Boeing Co.	151,566	19,806,645
TransDigm Group, Inc. *	11,472	2,636,610
United Rentals, Inc. *	23,157	1,605,475
W.W. Grainger, Inc.	13,937	3,114,083
WABCO Holdings, Inc. *	12,622	1,455,569
Wabtec Corp.	22,669	2,170,783
		147,146,994
Commercial & Professional Services 1.0%
Copart, Inc. *	27,201	952,579
Equifax, Inc.	29,034	2,842,429
IHS, Inc., Class A *	15,873	1,841,586
ManpowerGroup, Inc.	18,302	1,590,444
Nielsen Holdings plc	87,401	3,953,147
Robert Half International, Inc.	31,378	1,601,219
Rollins, Inc.	23,446	654,612
Stericycle, Inc. *	20,121	2,839,878
The Dun & Bradstreet Corp.	8,157	864,397
Towers Watson & Co., Class A	15,771	1,872,491
Verisk Analytics, Inc. *	37,701	2,755,189
Waste Connections, Inc.	29,948	1,424,327
		23,192,298
Consumer Durables & Apparel 2.5%
Carter's, Inc.	12,599	1,238,608
D.R. Horton, Inc.	79,290	2,408,037
Fossil Group, Inc. *	10,086	621,096
Hanesbrands, Inc.	95,276	2,868,760
Harman International Industries, Inc.	16,316	1,594,726
Jarden Corp. *	45,290	2,325,189
Lennar Corp., Class A	45,129	2,297,066
lululemon athletica, Inc. *	24,604	1,574,902
Michael Kors Holdings Ltd. *	47,209	2,051,703
Mohawk Industries, Inc. *	14,796	2,914,368
NIKE, Inc., Class B	164,147	18,343,427
NVR, Inc. *	877	1,332,996
Polaris Industries, Inc.	15,700	2,038,959
PVH Corp.	19,312	2,297,742
Ralph Lauren Corp.	14,217	1,580,788
Toll Brothers, Inc. *	38,330	1,417,060
Under Armour, Inc., Class A *	39,138	3,738,853
VF Corp.	81,839	5,927,599
		56,571,879
28    See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Consumer Services 2.5%
Chipotle Mexican Grill, Inc. *	7,221	5,126,982
Dunkin' Brands Group, Inc.	23,445	1,176,001
Extended Stay America, Inc.	13,247	248,646
Hilton Worldwide Holdings, Inc.	123,124	3,057,169
Hyatt Hotels Corp., Class A *	13,567	695,037
Las Vegas Sands Corp.	85,271	3,942,078
Marriott International, Inc., Class A	48,816	3,449,339
Norwegian Cruise Line Holdings Ltd. *	35,508	2,045,261
Royal Caribbean Cruises Ltd.	41,207	3,632,809
Starbucks Corp.	354,553	19,397,595
Starwood Hotels & Resorts Worldwide, Inc.	41,635	2,975,654
Wynn Resorts Ltd.	19,708	1,479,085
Yum! Brands, Inc.	101,331	8,083,174
		55,308,830
Diversified Financials 6.6%
Affiliated Managers Group, Inc. *	12,618	2,352,500
Ally Financial, Inc. *	107,538	2,350,781
American Express Co.	208,700	16,011,464
Ameriprise Financial, Inc.	42,836	4,826,332
Berkshire Hathaway, Inc., Class B *	432,260	57,940,130
BlackRock, Inc.	30,290	9,161,816
Franklin Resources, Inc.	90,893	3,688,438
Intercontinental Exchange, Inc.	27,169	6,205,671
Lazard Ltd., Class A	31,841	1,583,453
LendingClub Corp. *	20,553	257,940
Leucadia National Corp.	72,341	1,552,438
LPL Financial Holdings, Inc. (a)	17,403	699,949
McGraw Hill Financial, Inc.	65,989	6,400,273
Moody's Corp.	42,735	4,372,218
Morgan Stanley	359,153	12,372,821
MSCI, Inc.	25,588	1,548,586
Raymond James Financial, Inc.	30,916	1,638,239
SEI Investments Co.	29,978	1,516,287
T. Rowe Price Group, Inc.	60,672	4,361,103
TD Ameritrade Holding Corp.	62,950	2,106,307
The Charles Schwab Corp. (b)	273,886	8,320,657
		149,267,403
Energy 5.0%
Anadarko Petroleum Corp.	118,526	8,484,091
Antero Resources Corp. *(a)	12,508	323,207
Baker Hughes, Inc.	100,376	5,621,056
Cabot Oil & Gas Corp.	96,197	2,276,983
Cameron International Corp. *	46,775	3,122,699
Cheniere Energy, Inc. *	51,076	3,174,373
Cimarex Energy Co.	23,470	2,593,670
Concho Resources, Inc. *	29,501	3,190,828
Continental Resources, Inc. *	20,352	653,299
Core Laboratories N.V. (a)	11,934	1,380,525
Denbury Resources, Inc.	88,030	382,050
Devon Energy Corp.	90,178	3,846,994
EOG Resources, Inc.	129,601	10,149,054
EQT Corp.	36,860	2,868,445
FMC Technologies, Inc. *	54,028	1,879,094
Halliburton Co.	201,734	7,938,233
Hess Corp.	56,739	3,373,134
Security	Number of Shares	Value ($)
HollyFrontier Corp.	46,878	2,196,703
Nabors Industries Ltd.	69,788	805,354
National Oilwell Varco, Inc.	91,805	3,886,106
Noble Energy, Inc.	100,812	3,368,129
Oasis Petroleum, Inc. *(a)	36,221	404,226
Oceaneering International, Inc.	24,812	1,087,262
ONEOK, Inc.	47,817	1,721,890
Pioneer Natural Resources Co.	34,917	4,296,886
Range Resources Corp.	38,602	1,490,809
Schlumberger Ltd.	300,691	23,264,463
SM Energy Co.	14,342	526,351
Southwestern Energy Co. *	95,387	1,549,085
Superior Energy Services, Inc.	35,631	566,889
Tesoro Corp.	29,522	2,716,319
Weatherford International plc *	178,323	1,809,979
Whiting Petroleum Corp. *	26,482	511,897
		111,460,083
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	103,361	14,475,708
CVS Health Corp.	266,648	27,304,755
Walgreens Boots Alliance, Inc.	206,821	17,900,357
Whole Foods Market, Inc.	89,856	2,943,683
		62,624,503
Food, Beverage & Tobacco 2.4%
Brown-Forman Corp., Class B	36,433	3,574,077
Constellation Brands, Inc., Class A	39,049	4,998,272
Keurig Green Mountain, Inc.	20,000	1,132,000
Mead Johnson Nutrition Co.	48,039	3,763,375
Monster Beverage Corp. *	34,866	4,827,547
PepsiCo, Inc.	351,703	32,683,760
The Hershey Co.	34,250	3,066,060
		54,045,091
Health Care Equipment & Services 7.3%
Aetna, Inc.	81,642	9,349,642
AmerisourceBergen Corp.	49,136	4,915,565
Becton Dickinson & Co.	48,752	6,875,007
C.R. Bard, Inc.	17,652	3,420,781
Cerner Corp. *	71,148	4,394,101
Cigna Corp.	60,820	8,562,848
Community Health Systems, Inc. *	31,523	1,692,785
DaVita HealthCare Partners, Inc. *	40,905	3,094,054
DENTSPLY International, Inc.	33,086	1,734,037
Edwards Lifesciences Corp. *	25,186	3,548,204
Envision Healthcare Holdings, Inc. *	42,033	1,722,092
Express Scripts Holding Co. *	160,508	13,418,469
HCA Holdings, Inc. *	69,413	6,012,554
Henry Schein, Inc. *	19,376	2,650,831
Hologic, Inc. *	55,626	2,158,845
IDEXX Laboratories, Inc. *	22,730	1,624,513
Intuitive Surgical, Inc. *	8,511	4,348,695
Laboratory Corp. of America Holdings *	24,785	2,919,921
McKesson Corp.	54,497	10,767,517
MEDNAX, Inc. *	22,835	1,839,359
Medtronic plc	336,806	24,347,706
Premier, Inc., Class A *	6,945	247,589
ResMed, Inc.	32,476	1,686,803
See financial notes    29

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Sirona Dental Systems, Inc. *	13,071	1,246,712
Stryker Corp.	70,470	6,951,866
Tenet Healthcare Corp. *	22,512	1,108,266
The Cooper Cos., Inc.	11,536	1,873,677
UnitedHealth Group, Inc.	226,742	26,234,049
Universal Health Services, Inc., Class B	21,720	2,978,681
Varian Medical Systems, Inc. *	23,671	1,923,269
		163,648,438
Household & Personal Products 1.0%
Church & Dwight Co., Inc.	30,610	2,641,031
Colgate-Palmolive Co.	203,548	12,784,850
Edgewell Personal Care Co.	14,732	1,297,300
Energizer Holdings, Inc.	14,732	615,208
Herbalife Ltd. *(a)	17,066	982,490
The Estee Lauder Cos., Inc., Class A	51,622	4,117,887
		22,438,766
Insurance 0.6%
Alleghany Corp. *	3,770	1,771,108
Arch Capital Group Ltd. *	30,323	2,070,454
Erie Indemnity Co., Class A	5,729	469,606
Everest Re Group Ltd.	10,406	1,829,479
Markel Corp. *	3,144	2,589,870
PartnerRe Ltd.	11,266	1,559,327
RenaissanceRe Holdings Ltd.	11,830	1,206,069
W.R. Berkley Corp.	23,384	1,269,284
		12,765,197
Materials 3.0%
Airgas, Inc.	15,815	1,526,464
Axalta Coating Systems Ltd. *	33,173	968,320
Ball Corp.	31,699	2,089,281
CF Industries Holdings, Inc.	56,910	3,265,496
Crown Holdings, Inc. *	37,206	1,844,301
Ecolab, Inc.	62,921	6,867,198
FMC Corp.	30,380	1,285,378
LyondellBasell Industries N.V., Class A	93,057	7,945,207
Martin Marietta Materials, Inc.	14,110	2,367,658
Monsanto Co.	112,724	11,007,498
Packaging Corp. of America	22,970	1,541,517
PPG Industries, Inc.	64,318	6,128,862
Praxair, Inc.	67,173	7,103,545
Royal Gold, Inc.	15,755	758,130
Sigma-Aldrich Corp.	29,200	4,070,772
The Sherwin-Williams Co.	18,652	4,771,368
The Valspar Corp.	17,463	1,280,038
W.R. Grace & Co. *	16,821	1,664,270
		66,485,303
Media 5.1%
AMC Networks, Inc., Class A *	14,109	1,021,210
Charter Communications, Inc., Class A *(a)	19,102	3,469,114
Comcast Corp., Class A	593,879	33,453,204
Discovery Communications, Inc., Class A *(a)	33,988	904,081
Security	Number of Shares	Value ($)
Discovery Communications, Inc., Class C *	62,834	1,593,470
DISH Network Corp., Class A *	52,418	3,106,815
Liberty Global plc LiLAC, Class A *	2,966	101,941
Liberty Global plc LiLAC, Class C *	6,969	231,719
Liberty Global plc, Class A *	59,822	2,878,635
Liberty Global plc, Series C *	139,448	6,257,032
Liberty Media Corp., Class A *	27,408	1,020,948
Liberty Media Corp., Class C *	45,909	1,662,824
Scripps Networks Interactive, Inc., Class A	22,042	1,170,210
Sirius XM Holdings, Inc. *	614,556	2,344,531
The Madison Square Garden Co., Class A *	14,380	1,012,927
The Walt Disney Co.	369,780	37,673,186
Time Warner Cable, Inc.	66,674	12,402,698
Tribune Media Co., Class A	22,762	909,114
Viacom, Inc., Class B	85,879	3,501,287
		114,714,946
Pharmaceuticals, Biotechnology & Life Sciences 9.6%
Agilent Technologies, Inc.	80,159	2,910,573
Alexion Pharmaceuticals, Inc. *	52,412	9,024,822
Allergan plc *	92,840	28,199,222
Amgen, Inc.	179,931	27,309,927
Biogen, Inc. *	55,684	16,554,853
BioMarin Pharmaceutical, Inc. *	38,705	5,002,234
Celgene Corp. *	187,797	22,175,070
Endo International plc *	48,797	3,757,369
Gilead Sciences, Inc.	347,827	36,546,183
Illumina, Inc. *	35,059	6,928,009
Incyte Corp. *	39,018	4,533,501
Jazz Pharmaceuticals plc *	14,592	2,463,421
Mallinckrodt plc *	27,142	2,340,726
Medivation, Inc. *	18,388	1,619,247
Mettler-Toledo International, Inc. *	6,427	1,905,927
Perrigo Co., plc	34,033	6,227,018
Puma Biotechnology, Inc. *	4,742	435,885
Regeneron Pharmaceuticals, Inc. *	17,866	9,174,191
Seattle Genetics, Inc. *	22,907	922,465
Thermo Fisher Scientific, Inc.	94,696	11,872,038
Vertex Pharmaceuticals, Inc. *	58,741	7,490,652
Waters Corp. *	19,036	2,310,590
Zoetis, Inc.	117,970	5,293,314
		214,997,237
Real Estate 3.5%
American Campus Communities, Inc.	25,235	864,299
American Tower Corp.	99,320	9,156,311
AvalonBay Communities, Inc.	30,573	5,046,379
Boston Properties, Inc.	36,123	4,095,626
Care Capital Properties, Inc. *	20,020	636,436
CBRE Group, Inc., Class A *	65,505	2,097,470
Crown Castle International Corp.	82,635	6,890,933
Digital Realty Trust, Inc.	30,617	1,938,668
Equinix, Inc.	14,154	3,818,325
Essex Property Trust, Inc.	15,203	3,262,868
Extra Space Storage, Inc.	28,141	2,067,801
Federal Realty Investment Trust	16,093	2,077,284
Host Hotels & Resorts, Inc.	180,357	3,197,730
30    See financial notes

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Jones Lang LaSalle, Inc.	10,602	1,578,320
Public Storage	34,398	6,923,285
Realogy Holdings Corp. *	33,290	1,341,587
Simon Property Group, Inc.	73,064	13,101,836
SL Green Realty Corp.	23,750	2,458,362
Taubman Centers, Inc.	14,059	969,930
Ventas, Inc.	80,080	4,406,002
Vornado Realty Trust	43,468	3,789,975
		79,719,427
Retailing 9.0%
Advance Auto Parts, Inc.	18,110	3,173,777
Amazon.com, Inc. *	90,362	46,345,766
AutoNation, Inc. *	17,799	1,065,092
AutoZone, Inc. *	7,385	5,287,586
Bed Bath & Beyond, Inc. *	43,057	2,674,270
CarMax, Inc. *	50,485	3,079,585
Dick's Sporting Goods, Inc.	22,242	1,114,991
Dollar General Corp.	71,919	5,357,246
Dollar Tree, Inc. *	52,903	4,034,383
Expedia, Inc.	23,829	2,740,097
Groupon, Inc. *	85,284	383,778
L Brands, Inc.	56,784	4,764,178
Liberty Interactive Corp. QVC Group, Class A *	105,184	2,844,175
LKQ Corp. *	78,737	2,361,323
Lowe's Cos., Inc.	220,206	15,231,649
Netflix, Inc. *	99,893	11,490,692
Nordstrom, Inc.	32,584	2,374,722
O'Reilly Automotive, Inc. *	23,752	5,702,143
Ross Stores, Inc.	99,168	4,821,548
Sally Beauty Holdings, Inc. *	28,881	754,949
Signet Jewelers Ltd.	20,356	2,809,128
The Home Depot, Inc.	307,004	35,753,686
The Priceline Group, Inc. *	12,215	15,252,138
The TJX Cos., Inc.	159,587	11,222,158
Tiffany & Co.	25,637	2,108,643
Tractor Supply Co.	31,287	2,669,094
TripAdvisor, Inc. *	26,872	1,878,353
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,073	2,382,890
Urban Outfitters, Inc. *	24,573	758,323
Williams-Sonoma, Inc.	20,126	1,530,180
		201,966,543
Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	71,149	3,454,284
Avago Technologies Ltd.	61,167	7,705,207
Broadcom Corp., Class A	128,583	6,643,884
First Solar, Inc. *	17,340	829,546
Freescale Semiconductor Ltd. *	29,324	1,047,746
Lam Research Corp.	37,366	2,719,124
Micron Technology, Inc. *	255,043	4,185,256
NVIDIA Corp.	118,688	2,668,106
Skyworks Solutions, Inc.	44,856	3,918,171
Xilinx, Inc.	61,462	2,574,643
		35,745,967
Security	Number of Shares	Value ($)
Software & Services 15.8%
Accenture plc, Class A	147,203	13,876,827
Activision Blizzard, Inc.	119,544	3,422,545
Adobe Systems, Inc. *	111,667	8,773,676
Akamai Technologies, Inc. *	44,134	3,147,195
Alliance Data Systems Corp. *	14,821	3,811,813
ANSYS, Inc. *	21,742	1,926,341
Autodesk, Inc. *	55,740	2,605,845
Automatic Data Processing, Inc.	111,102	8,590,407
Box, Inc., Class A *(a)	3,141	42,341
CDK Global, Inc.	41,411	2,051,501
Citrix Systems, Inc. *	37,728	2,569,654
Cognizant Technology Solutions Corp., Class A *	145,973	9,187,541
eBay, Inc. *	260,138	7,052,341
Electronic Arts, Inc. *	71,972	4,760,948
Facebook, Inc., Class A *	498,427	44,574,327
FactSet Research Systems, Inc.	9,109	1,438,493
Fidelity National Information Services, Inc.	67,989	4,695,320
FireEye, Inc. *	7,379	278,779
Fiserv, Inc. *	55,741	4,753,035
FleetCor Technologies, Inc. *	18,183	2,712,176
Gartner, Inc. *	20,173	1,724,993
Global Payments, Inc.	15,283	1,702,373
Google, Inc., Class A *	67,845	43,951,348
Google, Inc., Class C *	67,789	41,910,549
IAC/InterActiveCorp	18,577	1,296,675
Intuit, Inc.	65,178	5,589,013
Jack Henry & Associates, Inc.	19,297	1,311,424
LinkedIn Corp., Class A *	25,380	4,583,628
MasterCard, Inc., Class A	228,640	21,119,477
NetSuite, Inc. *	10,489	931,948
Nuance Communications, Inc. *	61,223	1,008,343
Oracle Corp.	753,899	27,962,114
PayPal Holdings, Inc. *	260,138	9,104,830
Rackspace Hosting, Inc. *	27,714	842,783
Red Hat, Inc. *	43,334	3,129,148
Sabre Corp.	29,800	811,156
salesforce.com, Inc. *	144,312	10,009,480
ServiceNow, Inc. *	31,446	2,231,408
Synopsys, Inc. *	35,174	1,650,716
Teradata Corp. *	35,672	1,042,693
Twitter, Inc. *	126,147	3,505,625
Vantiv, Inc., Class A *	34,725	1,529,289
VeriSign, Inc. *	25,960	1,789,682
Visa, Inc., Class A	456,870	32,574,831
VMware, Inc., Class A *	20,331	1,609,199
Workday, Inc., Class A *	22,954	1,612,748
		354,806,578
Technology Hardware & Equipment 9.1%
3D Systems Corp. *(a)	21,450	294,509
Amphenol Corp., Class A	72,173	3,778,978
Apple, Inc.	1,364,785	153,893,157
EMC Corp.	458,598	11,405,332
F5 Networks, Inc. *	16,904	2,052,315
FLIR Systems, Inc.	34,073	975,510
Juniper Networks, Inc.	87,419	2,247,542
Keysight Technologies, Inc. *	38,357	1,228,958
See financial notes    31

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
National Instruments Corp.	23,628	690,174
NetApp, Inc.	73,617	2,352,799
QUALCOMM, Inc.	385,071	21,787,317
SanDisk Corp.	50,199	2,738,857
Trimble Navigation Ltd. *	67,884	1,283,008
		204,728,456
Telecommunication Services 0.4%
Level 3 Communications, Inc. *	70,995	3,175,606
SBA Communications Corp., Class A *	31,044	3,669,401
T-Mobile US, Inc. *	61,647	2,441,838
		9,286,845
Transportation 3.6%
American Airlines Group, Inc.	162,235	6,323,920
Avis Budget Group, Inc. *	25,592	1,129,375
C.H. Robinson Worldwide, Inc.	33,885	2,284,866
Delta Air Lines, Inc.	194,206	8,502,339
FedEx Corp.	63,230	9,523,070
Genesee & Wyoming, Inc., Class A *	12,195	833,894
Hertz Global Holdings, Inc. *	103,136	1,900,796
J.B. Hunt Transport Services, Inc.	20,997	1,528,162
Kansas City Southern	25,299	2,346,229
Kirby Corp. *	13,573	957,304
Southwest Airlines Co.	164,378	6,032,673
Union Pacific Corp.	206,543	17,708,997
United Continental Holdings, Inc. *	90,585	5,160,627
United Parcel Service, Inc., Class B	163,937	16,008,448
		80,240,700
Utilities 0.1%
Calpine Corp. *	81,678	1,301,948
ITC Holdings Corp.	35,916	1,174,453
		2,476,401
Total Common Stock
(Cost $1,921,151,032)		2,238,699,341

Other Investment Companies 0.4% of net assets
Equity Fund 0.1%
iShares Russell 1000 Growth ETF	20,000	1,916,000
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	204,594	204,594
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	6,598,599	6,598,599
Total Other Investment Companies
(Cost $8,760,129)		8,719,193

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $1,929,937,747 and the unrealized appreciation and depreciation were $380,506,676 and ($63,025,889), respectively, with a net unrealized appreciation of $317,480,787.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,850,810. Non-cash collateral pledged to the fund for securities on loan amounted to $331,973.
(b)	Issuer is affiliated with the fund's adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	30	2,953,800	(25,633)
32    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	1,366,886,273	1,429,395,755
0.3%	Other Investment Companies	4,667,322	4,662,205
99.9%	Total Investments	1,371,553,595	1,434,057,960
0.1%	Other Assets and Liabilities, Net		1,136,374
100.0%	Net Assets		1,435,194,334

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Automobiles & Components 1.7%
Autoliv, Inc. (a)	13,790	1,408,648
Delphi Automotive plc	43,637	3,295,466
Ford Motor Co.	600,306	8,326,244
General Motors Co.	203,458	5,989,804
Harley-Davidson, Inc.	32,433	1,817,870
Johnson Controls, Inc.	99,279	4,084,338
		24,922,370
Banks 11.6%
Bank of America Corp.	1,587,240	25,935,502
BB&T Corp.	115,938	4,280,431
BOK Financial Corp.	3,205	202,812
Citigroup, Inc.	456,654	24,421,856
Citizens Financial Group, Inc.	60,196	1,494,065
Comerica, Inc.	26,863	1,181,972
Cullen/Frost Bankers, Inc.	7,994	516,892
Fifth Third Bancorp	124,438	2,478,805
First Republic Bank	19,436	1,172,185
Hudson City Bancorp, Inc.	71,756	667,331
Huntington Bancshares, Inc.	121,770	1,328,511
JPMorgan Chase & Co.	559,589	35,869,655
KeyCorp	130,761	1,796,656
M&T Bank Corp.	20,072	2,373,313
New York Community Bancorp, Inc.	65,887	1,163,564
People's United Financial, Inc.	46,145	715,247
Regions Financial Corp.	205,495	1,970,697
SunTrust Banks, Inc.	79,075	3,192,258
The PNC Financial Services Group, Inc.	78,544	7,156,929
U.S. Bancorp	266,213	11,274,121
Wells Fargo & Co.	705,715	37,635,781
		166,828,583
Security	Number of Shares	Value ($)
Capital Goods 7.8%
AGCO Corp.	12,742	624,868
Allison Transmission Holdings, Inc.	26,155	748,033
Eaton Corp. plc	67,985	3,879,224
Emerson Electric Co.	100,107	4,777,106
General Dynamics Corp.	47,421	6,735,205
General Electric Co.	1,518,201	37,681,749
Honeywell International, Inc.	117,773	11,691,326
Hubbell, Inc., Class B	8,042	793,504
Ingersoll-Rand plc	39,760	2,198,330
Joy Global, Inc.	14,480	350,705
L-3 Communications Holdings, Inc.	12,209	1,287,683
Lockheed Martin Corp.	40,644	8,176,760
Masco Corp.	52,997	1,390,111
Northrop Grumman Corp.	29,365	4,808,225
Oshkosh Corp.	12,374	520,327
Owens Corning	18,398	814,847
Parker-Hannifin Corp.	21,444	2,308,661
Raytheon Co.	46,128	4,730,888
Rockwell Automation, Inc.	20,472	2,289,384
Rockwell Collins, Inc.	20,080	1,643,548
Textron, Inc.	41,586	1,613,537
The Timken Co.	10,313	327,438
Trinity Industries, Inc.	23,277	628,246
United Technologies Corp.	125,198	11,469,389
Xylem, Inc.	27,115	879,882
		112,368,976
Commercial & Professional Services 0.6%
Cintas Corp.	14,306	1,215,867
Republic Services, Inc.	37,556	1,539,045
The ADT Corp.	25,753	844,184
Tyco International plc	64,801	2,351,628
Waste Management, Inc.	64,452	3,226,467
		9,177,191
Consumer Durables & Apparel 0.7%
Coach, Inc.	40,902	1,237,286
Garmin Ltd.	17,963	675,588
Hasbro, Inc.	17,033	1,270,492
Leggett & Platt, Inc.	20,203	897,417
Mattel, Inc.	50,276	1,177,967
Newell Rubbermaid, Inc.	40,776	1,717,893
PulteGroup, Inc.	50,299	1,040,686
TopBuild Corp. *	5,869	186,165
Whirlpool Corp.	11,994	2,016,191
		10,219,685
Consumer Services 1.6%
Aramark	29,066	910,928
Carnival Corp.	68,509	3,372,698
Darden Restaurants, Inc.	19,698	1,339,661
H&R Block, Inc.	40,917	1,391,996
McDonald's Corp.	145,282	13,804,696
MGM Resorts International *	64,211	1,311,831
Wyndham Worldwide Corp.	17,763	1,358,514
		23,490,324
See financial notes    33

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Diversified Financials 3.3%
Capital One Financial Corp.	82,862	6,442,521
CME Group, Inc.	48,055	4,538,314
Discover Financial Services	67,673	3,636,070
Eaton Vance Corp.	17,668	612,550
Invesco Ltd.	64,425	2,197,537
Legg Mason, Inc.	15,045	666,945
Navient Corp.	62,494	799,298
Northern Trust Corp.	32,830	2,292,847
Santander Consumer USA Holdings, Inc. *	15,049	338,001
State Street Corp.	62,325	4,482,414
Synchrony Financial *	18,494	609,377
The Bank of New York Mellon Corp.	168,649	6,712,230
The Goldman Sachs Group, Inc.	60,839	11,474,236
The NASDAQ OMX Group, Inc.	18,023	922,597
Voya Financial, Inc.	29,776	1,282,750
		47,007,687
Energy 9.1%
Apache Corp.	54,611	2,470,602
Chesapeake Energy Corp. (a)	77,446	604,853
Chevron Corp.	284,197	23,017,115
Cobalt International Energy, Inc. *	48,246	386,450
Columbia Pipeline Group, Inc.	46,855	1,188,243
ConocoPhillips	186,740	9,178,271
CONSOL Energy, Inc. (a)	34,212	521,049
CVR Energy, Inc.	2,976	119,665
Diamond Offshore Drilling, Inc. (a)	8,964	212,536
Ensco plc, Class A	34,808	630,373
Exxon Mobil Corp.	629,540	47,366,590
Helmerich & Payne, Inc.	16,187	955,195
Kinder Morgan, Inc.	262,599	8,510,834
Marathon Oil Corp.	100,559	1,738,665
Marathon Petroleum Corp.	82,359	3,896,404
Murphy Oil Corp.	24,841	770,071
Noble Corp. plc	37,757	491,596
Occidental Petroleum Corp.	116,202	8,483,908
Phillips 66	81,822	6,469,666
QEP Resources, Inc.	24,657	346,184
Spectra Energy Corp.	102,007	2,965,343
The Williams Cos., Inc.	102,043	4,918,473
Transocean Ltd. (a)	53,140	756,182
Valero Energy Corp.	77,483	4,597,841
		130,596,109
Food & Staples Retailing 1.7%
Sprouts Farmers Market, Inc. *	21,881	445,716
Sysco Corp.	89,645	3,574,146
The Kroger Co.	147,762	5,097,789
Wal-Mart Stores, Inc.	238,052	15,409,106
		24,526,757
Food, Beverage & Tobacco 7.8%
Altria Group, Inc.	296,887	15,907,205
Archer-Daniels-Midland Co.	93,087	4,187,984
Bunge Ltd.	21,795	1,579,048
Campbell Soup Co.	26,533	1,273,319
Coca-Cola Enterprises, Inc.	33,510	1,725,430
Security	Number of Shares	Value ($)
ConAgra Foods, Inc.	64,935	2,706,491
Dr. Pepper Snapple Group, Inc.	27,135	2,082,068
Flowers Foods, Inc.	27,491	638,066
General Mills, Inc.	91,428	5,189,453
Hormel Foods Corp.	19,990	1,221,389
Ingredion, Inc.	10,999	949,654
Kellogg Co.	38,100	2,525,268
McCormick & Co., Inc. Non-Voting Shares	19,270	1,527,726
Molson Coors Brewing Co., Class B	23,610	1,607,605
Mondelez International, Inc., Class A	246,477	10,440,766
Philip Morris International, Inc.	234,677	18,727,224
Pilgrim's Pride Corp. (a)	9,197	192,907
Reynolds American, Inc.	62,751	5,255,396
The Coca-Cola Co.	590,240	23,208,237
The J.M. Smucker Co.	15,097	1,777,219
The Kraft Heinz Co.	89,589	6,509,537
Tyson Foods, Inc., Class A	43,626	1,844,507
		111,076,499
Health Care Equipment & Services 2.7%
Abbott Laboratories	225,862	10,229,290
Anthem, Inc.	40,205	5,670,915
Baxter International, Inc.	82,500	3,172,125
Boston Scientific Corp. *	201,992	3,381,346
Cardinal Health, Inc.	49,635	4,083,471
Humana, Inc.	22,782	4,164,322
IMS Health Holdings, Inc. *	18,482	552,057
Patterson Cos., Inc.	13,016	596,523
Quest Diagnostics, Inc.	21,531	1,459,802
St. Jude Medical, Inc.	42,334	2,997,671
Zimmer Biomet Holdings, Inc.	25,710	2,662,528
		38,970,050
Household & Personal Products 2.6%
Avon Products, Inc.	63,830	331,278
Coty, Inc., Class A *	9,467	286,945
Kimberly-Clark Corp.	54,954	5,854,249
The Clorox Co.	19,820	2,203,389
The Procter & Gamble Co.	408,567	28,873,430
		37,549,291
Insurance 5.6%
ACE Ltd.	49,451	5,051,914
Aflac, Inc.	66,248	3,882,133
American Financial Group, Inc.	10,636	734,522
American International Group, Inc.	200,999	12,128,280
Aon plc	42,221	3,945,130
Arthur J. Gallagher & Co.	26,951	1,178,298
Axis Capital Holdings Ltd.	15,100	845,600
Brown & Brown, Inc.	17,046	546,495
Cincinnati Financial Corp.	21,914	1,146,760
CNA Financial Corp.	4,274	153,778
FNF Group	41,159	1,498,599
Genworth Financial, Inc., Class A *	73,947	383,045
HCC Insurance Holdings, Inc.	15,108	1,167,395
Lincoln National Corp.	38,902	1,975,832
Loews Corp.	45,377	1,653,992
Marsh & McLennan Cos., Inc.	81,068	4,355,784
MetLife, Inc.	168,138	8,423,714
34    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	40,788	2,053,676
Prudential Financial, Inc.	68,507	5,528,515
Reinsurance Group of America, Inc.	8,395	762,937
The Allstate Corp.	62,669	3,652,349
The Chubb Corp.	34,953	4,222,672
The Hartford Financial Services Group, Inc.	62,773	2,884,419
The Progressive Corp.	80,191	2,402,522
The Travelers Cos., Inc.	48,207	4,799,007
Torchmark Corp.	19,345	1,130,909
Unum Group	37,787	1,267,376
Willis Group Holdings plc	26,407	1,137,878
XL Group plc	45,720	1,704,899
		80,618,430
Materials 3.2%
Air Products & Chemicals, Inc.	29,029	4,050,416
Albemarle Corp.	16,540	747,773
Alcoa, Inc.	198,336	1,874,275
Ashland, Inc.	9,494	996,585
Avery Dennison Corp.	13,548	786,868
Celanese Corp., Series A	22,969	1,392,840
E.I. du Pont de Nemours & Co.	136,935	7,052,152
Eastman Chemical Co.	22,084	1,600,207
Freeport-McMoRan, Inc.	158,236	1,683,631
Huntsman Corp.	30,236	499,801
International Flavors & Fragrances, Inc.	12,081	1,323,473
International Paper Co.	63,613	2,744,265
Newmont Mining Corp.	80,771	1,378,761
Nucor Corp.	47,448	2,054,024
Owens-Illinois, Inc. *	23,276	485,305
Reliance Steel & Aluminum Co.	11,456	665,823
RPM International, Inc.	19,835	869,765
Sealed Air Corp.	31,051	1,597,574
The Chemours Co.	27,337	264,349
The Dow Chemical Co.	163,960	7,174,890
The Mosaic Co.	47,437	1,936,853
Vulcan Materials Co.	20,263	1,897,022
Westlake Chemical Corp.	6,461	356,841
WestRock Co.	38,828	2,304,442
		45,737,935
Media 1.8%
Cablevision Systems Corp., Class A	31,864	802,017
CBS Corp., Class B Non-Voting Shares	69,029	3,122,872
Gannett Co., Inc. *	16,727	219,291
News Corp., Class A *	74,154	1,010,719
Omnicom Group, Inc.	37,414	2,505,990
TEGNA, Inc.	33,512	797,250
The Interpublic Group of Cos., Inc.	62,752	1,184,758
Time Warner, Inc.	125,005	8,887,855
Twenty-First Century Fox, Inc., Class A	268,066	7,342,328
		25,873,080
Pharmaceuticals, Biotechnology & Life Sciences 10.2%
AbbVie, Inc.	259,929	16,222,169
Baxalta, Inc. *	82,500	2,899,875
Security	Number of Shares	Value ($)
Bristol-Myers Squibb Co.	252,414	15,011,061
Eli Lilly & Co.	147,497	12,146,378
Hospira, Inc. *	25,757	2,317,357
Johnson & Johnson	417,038	39,193,231
Merck & Co., Inc.	427,635	23,028,145
Mylan N.V. *	62,326	3,090,746
PerkinElmer, Inc.	18,048	878,577
Pfizer, Inc.	925,825	29,830,081
Quintiles Transnational Holdings, Inc. *	14,496	1,080,097
		145,697,717
Real Estate 2.8%
Alexandria Real Estate Equities, Inc.	11,044	949,674
American Capital Agency Corp.	52,478	1,003,904
Annaly Capital Management, Inc.	141,111	1,419,577
Apartment Investment & Management Co., Class A	22,739	819,286
Brixmor Property Group, Inc.	27,661	631,224
Camden Property Trust	12,765	919,463
Corrections Corp. of America	17,256	506,981
DDR Corp.	47,906	732,483
Duke Realty Corp.	49,496	893,898
Equity Residential	55,215	3,934,069
General Growth Properties, Inc.	93,779	2,380,111
HCP, Inc.	70,093	2,597,647
Health Care REIT, Inc.	52,420	3,320,807
Iron Mountain, Inc.	27,279	773,087
Kilroy Realty Corp.	13,399	869,059
Kimco Realty Corp.	61,277	1,412,435
Lamar Advertising Co., Class A	11,373	606,636
Liberty Property Trust	22,020	676,895
National Retail Properties, Inc.	19,902	691,594
Plum Creek Timber Co., Inc.	26,201	1,008,476
Prologis, Inc.	78,143	2,969,434
Rayonier, Inc.	19,907	457,861
Realty Income Corp.	36,339	1,623,990
Regency Centers Corp.	13,030	772,809
Senior Housing Properties Trust	37,563	589,739
The Macerich Co.	21,190	1,614,254
UDR, Inc.	40,800	1,317,840
VEREIT, Inc.	135,248	1,100,919
Weingarten Realty Investors	16,477	521,332
Weyerhaeuser Co.	78,788	2,201,337
WP Carey, Inc.	14,905	856,590
		40,173,411
Retailing 1.5%
Best Buy Co., Inc.	44,699	1,642,241
Dillard's, Inc., Class A	3,853	356,441
Foot Locker, Inc.	21,344	1,510,942
GameStop Corp., Class A (a)	16,522	701,855
Genuine Parts Co.	22,793	1,902,988
Kohl's Corp.	30,479	1,555,343
Macy's, Inc.	51,340	3,009,037
Staples, Inc.	95,966	1,363,677
Target Corp.	95,833	7,447,182
The Gap, Inc.	38,979	1,278,901
		20,768,607
See financial notes    35

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	48,013	2,682,006
Applied Materials, Inc.	185,696	2,986,920
Intel Corp.	716,890	20,460,041
KLA-Tencor Corp.	24,432	1,224,288
Linear Technology Corp.	35,480	1,429,134
Marvell Technology Group Ltd.	62,847	708,286
Maxim Integrated Products, Inc.	41,990	1,413,803
Microchip Technology, Inc.	29,819	1,267,308
Texas Instruments, Inc.	157,822	7,550,204
		39,721,990
Software & Services 6.4%
Amdocs Ltd.	24,134	1,380,706
CA, Inc.	47,618	1,299,495
Cadence Design Systems, Inc. *	41,978	840,400
Computer Sciences Corp.	21,473	1,331,111
International Business Machines Corp.	137,662	20,358,833
Microsoft Corp.	1,219,793	53,085,392
Paychex, Inc.	48,634	2,171,995
Solera Holdings, Inc.	10,166	489,696
Symantec Corp.	102,972	2,109,896
The Western Union Co.	78,951	1,455,857
Total System Services, Inc.	24,192	1,108,719
Xerox Corp.	155,548	1,581,923
Yahoo! Inc. *	131,671	4,245,073
		91,459,096
Technology Hardware & Equipment 3.2%
Arrow Electronics, Inc. *	14,565	814,475
Avnet, Inc.	20,511	869,666
Cisco Systems, Inc.	763,393	19,756,611
Corning, Inc.	192,383	3,310,911
Harris Corp.	18,843	1,447,519
Hewlett-Packard Co.	273,518	7,674,915
Jabil Circuit, Inc.	30,618	592,458
Motorola Solutions, Inc.	28,912	1,874,076
NCR Corp. *	24,753	621,053
Seagate Technology plc	47,134	2,422,688
TE Connectivity Ltd.	62,096	3,681,672
Western Digital Corp.	32,728	2,682,387
		45,748,431
Telecommunication Services 4.4%
AT&T, Inc.	925,597	30,729,820
CenturyLink, Inc.	84,840	2,294,074
Frontier Communications Corp.	184,098	933,377
Sprint Corp. *	117,566	594,884
Verizon Communications, Inc.	613,748	28,238,545
Windstream Holdings, Inc. (a)	14,640	105,262
Zayo Group Holdings, Inc. *	6,593	184,406
		63,080,368
Security	Number of Shares	Value ($)
Transportation 0.6%
CSX Corp.	149,488	4,092,982
Expeditors International of Washington, Inc.	29,029	1,421,550
Norfolk Southern Corp.	45,988	3,582,925
		9,097,457
Utilities 5.9%
AES Corp.	104,763	1,257,156
AGL Resources, Inc.	17,766	1,083,548
Alliant Energy Corp.	16,343	926,158
Ameren Corp.	36,098	1,454,388
American Electric Power Co., Inc.	75,575	4,102,967
American Water Works Co., Inc.	26,751	1,389,447
Aqua America, Inc.	25,674	651,093
CenterPoint Energy, Inc.	64,042	1,192,462
CMS Energy Corp.	43,603	1,429,306
Consolidated Edison, Inc.	43,654	2,746,273
Dominion Resources, Inc.	89,491	6,241,997
DTE Energy Co.	26,281	2,051,495
Duke Energy Corp.	104,818	7,432,644
Edison International	48,517	2,837,274
Entergy Corp.	26,741	1,746,990
Eversource Energy	47,153	2,227,508
Exelon Corp.	130,808	4,023,654
FirstEnergy Corp.	62,615	2,001,175
MDU Resources Group, Inc.	28,161	504,364
National Fuel Gas Co.	12,397	668,942
NextEra Energy, Inc.	68,072	6,698,966
NiSource, Inc.	46,855	786,696
NRG Energy, Inc.	50,270	1,001,378
OGE Energy Corp.	29,709	833,040
Pepco Holdings, Inc.	39,645	911,042
PG&E Corp.	73,454	3,641,849
Pinnacle West Capital Corp.	16,421	977,542
PPL Corp.	101,619	3,149,173
Public Service Enterprise Group, Inc.	77,234	3,108,669
SCANA Corp.	21,198	1,121,162
Sempra Energy	35,285	3,346,782
TECO Energy, Inc.	34,856	734,416
The Southern Co.	137,935	5,987,758
UGI Corp.	26,153	891,294
WEC Energy Group, Inc.	46,750	2,227,638
Westar Energy, Inc.	20,763	758,888
Xcel Energy, Inc.	75,321	2,540,577
		84,685,711
Total Common Stock
(Cost $1,366,886,273)		1,429,395,755

Other Investment Companies 0.3% of net assets
Equity Fund 0.1%
iShares Russell 1000 Value ETF (a)	8,000	774,160
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	308,513	308,513
36    See financial notes

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	3,579,532	3,579,532
Total Other Investment Companies
(Cost $4,667,322)		4,662,205

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $1,371,731,239 and the unrealized appreciation and depreciation were $138,383,286 and ($76,056,565), respectively, with a net unrealized appreciation $62,326,721.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,916,690. Non-cash collateral pledged to the fund for securities on loan amounted to $387,720.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust
See financial notes    37

Schwab U.S. Mid-Cap ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	1,734,587,881	1,837,931,571
1.4%	Other Investment Companies	25,229,153	25,229,153
101.2%	Total Investments	1,759,817,034	1,863,160,724
(1.2%)	Other Assets and Liabilities, Net		(21,375,712)
100.0%	Net Assets		1,841,785,012

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.1%
Dana Holding Corp.	129,045	2,263,449
Gentex Corp.	218,707	3,389,959
Lear Corp.	58,256	5,988,134
The Goodyear Tire & Rubber Co.	201,592	6,001,395
Visteon Corp. *	33,130	3,301,736
		20,944,673
Banks 3.7%
Associated Banc-Corp.	112,315	2,062,103
BankUnited, Inc.	78,573	2,800,342
BOK Financial Corp.	15,649	990,269
City National Corp.	35,646	3,129,006
Commerce Bancshares, Inc.	62,148	2,784,852
Cullen/Frost Bankers, Inc.	40,391	2,611,682
East West Bancorp, Inc.	108,006	4,364,522
First Niagara Financial Group, Inc.	267,693	2,476,160
First Republic Bank	99,587	6,006,092
Hudson City Bancorp, Inc.	359,879	3,346,875
Huntington Bancshares, Inc.	605,690	6,608,078
Nationstar Mortgage Holdings, Inc. *(a)	26,480	442,746
New York Community Bancorp, Inc.	324,989	5,739,306
Ocwen Financial Corp. *(a)	74,913	557,353
People's United Financial, Inc.	225,783	3,499,636
Popular, Inc. *	77,498	2,275,341
Prosperity Bancshares, Inc.	47,263	2,442,079
Signature Bank *	37,328	4,982,915
SVB Financial Group *	38,010	4,754,291
TFS Financial Corp.	62,818	1,078,585
Zions Bancorp	151,958	4,406,782
		67,359,015
Security	Number of Shares	Value ($)
Capital Goods 11.2%
A.O. Smith Corp.	54,573	3,520,504
Acuity Brands, Inc.	32,276	6,289,624
AECOM *	109,481	3,010,727
AGCO Corp.	59,364	2,911,211
Allegion plc	71,821	4,281,250
Allison Transmission Holdings, Inc.	122,415	3,501,069
Armstrong World Industries, Inc. *	34,236	1,903,864
B/E Aerospace, Inc.	77,879	3,796,601
Babcock & Wilcox Enterprises, Inc. *	40,328	744,052
BWX Technologies, Inc.	80,640	2,138,573
Carlisle Cos., Inc.	48,250	4,858,775
Chicago Bridge & Iron Co. N.V. (a)	71,969	3,186,787
CLARCOR, Inc.	35,503	2,001,304
Colfax Corp. *	71,202	2,761,926
Crane Co.	35,725	1,876,991
Donaldson Co., Inc.	95,898	3,002,566
EMCOR Group, Inc.	48,668	2,243,108
Fortune Brands Home & Security, Inc.	120,425	5,762,336
Generac Holdings, Inc. *	51,170	1,582,176
Graco, Inc.	43,316	2,988,371
HD Supply Holdings, Inc. *	133,265	4,397,745
Hexcel Corp.	71,842	3,467,095
Hubbell, Inc., Class B	39,637	3,910,983
IDEX Corp.	57,594	4,136,977
ITT Corp.	66,480	2,487,017
Jacobs Engineering Group, Inc. *	95,041	3,840,607
Joy Global, Inc.	64,861	1,570,933
KBR, Inc.	105,691	1,843,251
Kennametal, Inc.	59,709	1,821,125
KLX, Inc. *	40,602	1,587,538
Lennox International, Inc.	31,324	3,697,485
Lincoln Electric Holdings, Inc.	58,305	3,419,588
Masco Corp.	254,108	6,665,253
MSC Industrial Direct Co., Inc., Class A	36,221	2,451,799
Nordson Corp.	43,854	2,917,168
NOW, Inc. *(a)	79,664	1,359,068
Oshkosh Corp.	58,414	2,456,309
Owens Corning	88,357	3,913,332
Quanta Services, Inc. *	156,720	3,798,893
Regal Beloit Corp.	32,810	2,187,443
Sensata Technologies Holding N.V. *	126,982	6,018,947
Snap-on, Inc.	43,581	6,962,936
SolarCity Corp. *(a)	39,288	1,896,825
Spirit AeroSystems Holdings, Inc., Class A *	96,500	4,932,115
SPX Corp.	30,907	1,815,168
Teledyne Technologies, Inc. *	26,076	2,553,101
Terex Corp.	79,509	1,854,945
The Manitowoc Co., Inc.	103,174	1,762,212
The Middleby Corp. *	43,145	4,683,390
The Timken Co.	57,604	1,828,927
The Toro Co.	41,578	2,964,511
TransDigm Group, Inc. *	37,210	8,551,974
Trinity Industries, Inc.	113,653	3,067,494
Triumph Group, Inc.	39,295	1,940,780
United Rentals, Inc. *	72,327	5,014,431
38    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
USG Corp. *	68,402	2,086,945
Valmont Industries, Inc.	17,775	1,889,305
WABCO Holdings, Inc. *	40,065	4,620,296
Wabtec Corp.	72,309	6,924,310
Watsco, Inc.	20,380	2,495,735
WESCO International, Inc. *	32,106	1,796,973
Woodward, Inc.	43,873	2,000,609
Xylem, Inc.	135,909	4,410,247
		206,363,600
Commercial & Professional Services 3.1%
Cintas Corp.	69,770	5,929,752
Clean Harbors, Inc. *	39,618	1,946,036
Copart, Inc. *	88,321	3,093,002
Equifax, Inc.	88,778	8,691,366
KAR Auction Services, Inc.	106,294	3,937,130
ManpowerGroup, Inc.	57,777	5,020,821
Pitney Bowes, Inc.	147,808	2,928,077
Robert Half International, Inc.	101,428	5,175,871
Rollins, Inc.	75,373	2,104,414
The ADT Corp.	129,518	4,245,600
The Dun & Bradstreet Corp.	27,090	2,870,727
Towers Watson & Co., Class A	50,517	5,997,883
Waste Connections, Inc.	92,211	4,385,555
		56,326,234
Consumer Durables & Apparel 5.6%
Brunswick Corp.	69,090	3,434,464
Carter's, Inc.	39,534	3,886,588
D.R. Horton, Inc.	249,619	7,580,929
Fossil Group, Inc. *	28,915	1,780,586
Hanesbrands, Inc.	297,409	8,954,985
Harman International Industries, Inc.	53,152	5,195,076
Hasbro, Inc.	82,417	6,147,484
Jarden Corp. *	146,769	7,535,120
Leggett & Platt, Inc.	103,487	4,596,893
Lennar Corp., Class A	133,462	6,793,216
lululemon athletica, Inc. *	77,471	4,958,919
Mohawk Industries, Inc. *	46,086	9,077,559
Newell Rubbermaid, Inc.	203,019	8,553,190
NVR, Inc. *	2,883	4,382,016
Polaris Industries, Inc.	45,165	5,865,579
PulteGroup, Inc.	247,806	5,127,106
Toll Brothers, Inc. *	120,243	4,445,384
TopBuild Corp. *	27,824	882,577
Tupperware Brands Corp.	37,939	1,943,615
Vista Outdoor, Inc. *	47,229	2,208,428
		103,349,714
Consumer Services 2.7%
Aramark	168,171	5,270,479
Brinker International, Inc.	46,629	2,477,399
Darden Restaurants, Inc.	93,819	6,380,630
Domino's Pizza, Inc.	41,721	4,419,923
Dunkin' Brands Group, Inc.	72,044	3,613,727
Extended Stay America, Inc.	30,612	574,587
Graham Holdings Co., Class B	3,282	2,171,240
H&R Block, Inc.	202,505	6,889,220
Security	Number of Shares	Value ($)
Norwegian Cruise Line Holdings Ltd. *	120,262	6,927,091
Panera Bread Co., Class A *	18,792	3,350,614
Service Corp. International	149,594	4,435,462
Six Flags Entertainment Corp.	66,985	3,012,315
		49,522,687
Diversified Financials 3.2%
CBOE Holdings, Inc.	60,870	3,850,636
E*TRADE Financial Corp. *	215,274	5,659,553
Eaton Vance Corp.	88,466	3,067,116
Federated Investors, Inc., Class B	72,159	2,236,929
Lazard Ltd., Class A	96,629	4,805,360
Legg Mason, Inc.	71,572	3,172,787
LendingClub Corp. *	30,703	385,323
LPL Financial Holdings, Inc. (a)	55,923	2,249,223
MSCI, Inc.	83,747	5,068,368
Navient Corp.	298,522	3,818,096
Raymond James Financial, Inc.	95,211	5,045,231
Santander Consumer USA Holdings, Inc. *	71,521	1,606,362
SEI Investments Co.	97,720	4,942,678
The NASDAQ OMX Group, Inc.	87,989	4,504,157
Voya Financial, Inc.	159,986	6,892,197
Waddell & Reed Financial, Inc., Class A	63,187	2,468,716
		59,772,732
Energy 3.8%
Atwood Oceanics, Inc.	35,364	675,806
Cobalt International Energy, Inc. *	215,916	1,729,487
Core Laboratories N.V. (a)	32,269	3,732,878
CVR Energy, Inc.	14,919	599,893
Denbury Resources, Inc.	286,653	1,244,074
Diamond Offshore Drilling, Inc. (a)	51,145	1,212,648
Dril-Quip, Inc. *	28,801	1,985,541
Energen Corp.	59,570	3,097,640
EP Energy Corp., Class A *(a)	26,884	190,608
Frank's International N.V. (a)	20,991	342,363
Gulfport Energy Corp. *	76,585	2,744,040
Helmerich & Payne, Inc.	79,534	4,693,301
Kosmos Energy Ltd. *	85,978	601,846
Laredo Petroleum, Inc. *(a)	97,345	991,946
Nabors Industries Ltd.	217,473	2,509,638
Newfield Exploration Co. *	121,539	4,048,464
Noble Corp. plc	179,135	2,332,338
Oasis Petroleum, Inc. *(a)	105,349	1,175,695
Oceaneering International, Inc.	73,867	3,236,852
Oil States International, Inc. *	37,986	1,077,663
Patterson-UTI Energy, Inc.	105,952	1,724,899
QEP Resources, Inc.	120,196	1,687,552
Rowan Cos. plc, Class A	97,318	1,748,804
RPC, Inc.	47,855	556,075
SM Energy Co.	49,155	1,803,988
Superior Energy Services, Inc.	112,068	1,783,002
Targa Resources Corp.	35,991	2,377,565
Teekay Corp.	36,388	1,337,623
Tesoro Corp.	93,783	8,628,974
Ultra Petroleum Corp. *(a)	115,444	983,583
Western Refining, Inc.	52,467	2,257,130
See financial notes    39

Schwab U.S. Mid-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Whiting Petroleum Corp. *	153,796	2,972,877
World Fuel Services Corp.	53,717	2,076,162
WPX Energy, Inc. *	161,548	1,180,916
		69,341,871
Food & Staples Retailing 0.5%
Rite Aid Corp. *	700,910	5,782,507
Sprouts Farmers Market, Inc. *	109,359	2,227,643
United Natural Foods, Inc. *	38,419	1,849,875
		9,860,025
Food, Beverage & Tobacco 1.3%
Flowers Foods, Inc.	138,733	3,219,993
Ingredion, Inc.	53,420	4,612,283
Pilgrim's Pride Corp. (a)	37,434	785,178
Pinnacle Foods, Inc.	83,532	3,745,575
Seaboard Corp. *	223	740,414
The Hain Celestial Group, Inc. *	76,221	4,638,810
The WhiteWave Foods Co. *	129,218	5,962,118
		23,704,371
Health Care Equipment & Services 4.5%
Align Technology, Inc. *	54,458	3,082,323
athenahealth, Inc. *	28,806	3,830,334
Brookdale Senior Living, Inc. *	137,087	3,758,926
Centene Corp. *	88,963	5,490,796
Community Health Systems, Inc. *	87,366	4,691,554
DENTSPLY International, Inc.	103,785	5,439,372
Envision Healthcare Holdings, Inc. *	137,310	5,625,591
Hologic, Inc. *	181,627	7,048,944
IDEXX Laboratories, Inc. *	69,496	4,966,879
Inovalon Holdings, Inc., Class A *	14,214	311,145
MEDNAX, Inc. *	71,098	5,726,944
Patterson Cos., Inc.	61,960	2,839,627
Premier, Inc., Class A *	23,224	827,936
ResMed, Inc.	105,227	5,465,490
Sirona Dental Systems, Inc. *	41,122	3,922,216
Team Health Holdings, Inc. *	54,360	3,193,106
Teleflex, Inc.	30,906	4,042,505
Tenet Healthcare Corp. *	76,271	3,754,821
The Cooper Cos., Inc.	36,151	5,871,645
Veeva Systems, Inc., Class A *	26,650	690,235
WellCare Health Plans, Inc. *	32,888	2,981,955
		83,562,344
Household & Personal Products 0.9%
Avon Products, Inc.	317,211	1,646,325
Coty, Inc., Class A *	50,904	1,542,900
Edgewell Personal Care Co.	45,459	4,003,120
Energizer Holdings, Inc.	46,157	1,927,516
Herbalife Ltd. *(a)	51,513	2,965,603
Nu Skin Enterprises, Inc., Class A	45,187	2,064,142
Spectrum Brands Holdings, Inc.	20,924	2,056,411
		16,206,017
Security	Number of Shares	Value ($)
Insurance 6.3%
Alleghany Corp. *	12,083	5,676,472
Allied World Assurance Co. Holdings AG	72,438	2,893,174
American Financial Group, Inc.	54,735	3,779,999
American National Insurance Co.	6,366	632,080
AmTrust Financial Services, Inc.	24,631	1,432,293
Arch Capital Group Ltd. *	94,241	6,434,775
Arthur J. Gallagher & Co.	124,775	5,455,163
Assurant, Inc.	50,236	3,735,047
Assured Guaranty Ltd.	111,609	2,819,243
Axis Capital Holdings Ltd.	75,921	4,251,576
Brown & Brown, Inc.	89,365	2,865,042
Cincinnati Financial Corp.	109,581	5,734,374
CNO Financial Group, Inc.	148,775	2,661,585
Erie Indemnity Co., Class A	18,896	1,548,905
Everest Re Group Ltd.	32,926	5,788,720
FNF Group	206,467	7,517,463
Genworth Financial, Inc., Class A *	333,431	1,727,173
HCC Insurance Holdings, Inc.	69,695	5,385,333
Markel Corp. *	10,426	8,588,417
Old Republic International Corp.	182,832	2,872,291
PartnerRe Ltd.	35,945	4,975,147
Reinsurance Group of America, Inc.	48,078	4,369,329
RenaissanceRe Holdings Ltd.	34,314	3,498,312
Torchmark Corp.	93,734	5,479,690
Validus Holdings Ltd.	63,721	2,821,566
W.R. Berkley Corp.	74,306	4,033,330
White Mountains Insurance Group Ltd.	4,499	3,236,176
Willis Group Holdings plc	130,704	5,632,035
		115,844,710
Materials 7.3%
Airgas, Inc.	50,379	4,862,581
Albemarle Corp.	83,026	3,753,606
Allegheny Technologies, Inc.	81,907	1,581,624
AptarGroup, Inc.	46,815	3,153,458
Ashland, Inc.	45,275	4,752,517
Avery Dennison Corp.	67,603	3,926,382
Axalta Coating Systems Ltd. *	99,137	2,893,809
Axiall Corp.	45,283	1,143,849
Bemis Co., Inc.	73,220	3,105,992
Carpenter Technology Corp.	37,942	1,479,738
Crown Holdings, Inc. *	102,319	5,071,953
Cytec Industries, Inc.	53,492	3,969,107
Eagle Materials, Inc.	37,980	3,107,903
Graphic Packaging Holding Co.	243,914	3,439,187
Huntsman Corp.	158,570	2,621,162
International Flavors & Fragrances, Inc.	61,454	6,732,286
Martin Marietta Materials, Inc.	46,185	7,749,843
NewMarket Corp.	7,991	3,062,471
Owens-Illinois, Inc. *	123,253	2,569,825
Packaging Corp. of America	74,139	4,975,468
Platform Specialty Products Corp. *	97,322	1,862,743
Reliance Steel & Aluminum Co.	54,272	3,154,289
Royal Gold, Inc.	49,192	2,367,119
RPM International, Inc.	98,674	4,326,855
Sealed Air Corp.	154,845	7,966,775
40    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Silgan Holdings, Inc.	30,398	1,591,639
Sonoco Products Co.	74,544	2,931,070
Steel Dynamics, Inc.	180,770	3,521,400
The Scotts Miracle-Gro Co., Class A	34,031	2,116,388
The Valspar Corp.	56,147	4,115,575
Vulcan Materials Co.	99,410	9,306,764
W.R. Grace & Co. *	54,577	5,399,848
WestRock Co.	193,685	11,495,205
		134,108,431
Media 2.1%
AMC Networks, Inc., Class A *	44,225	3,201,005
Cable One, Inc. *	3,282	1,363,146
Cablevision Systems Corp., Class A	162,082	4,079,604
Cinemark Holdings, Inc.	77,766	2,764,581
Discovery Communications, Inc., Class A *(a)	110,319	2,934,485
Gannett Co., Inc. *	83,382	1,093,138
Liberty Media Corp., Class A *	72,726	2,709,043
Lions Gate Entertainment Corp.	74,584	2,736,487
Morningstar, Inc.	15,564	1,241,696
Regal Entertainment Group, Class A	62,862	1,195,635
TEGNA, Inc.	166,807	3,968,339
The Interpublic Group of Cos., Inc.	304,237	5,743,995
The Madison Square Garden Co., Class A *	43,324	3,051,743
Tribune Media Co., Class A	71,303	2,847,842
		38,930,739
Pharmaceuticals, Biotechnology & Life Sciences 5.8%
Alkermes plc *	112,894	6,723,967
Bio-Rad Laboratories, Inc., Class A *	15,055	2,097,613
Bio-Techne Corp.	27,763	2,623,048
BioMarin Pharmaceutical, Inc. *	118,821	15,356,426
Bruker Corp. *	84,540	1,553,845
Endo International plc *	151,500	11,665,500
Hospira, Inc. *	128,027	11,518,589
Incyte Corp. *	120,760	14,031,104
Intercept Pharmaceuticals, Inc. *	10,260	1,946,938
Jazz Pharmaceuticals plc *	45,497	7,680,804
Juno Therapeutics, Inc. *(a)	19,317	701,400
Medivation, Inc. *	58,507	5,152,127
Mettler-Toledo International, Inc. *	20,715	6,143,033
PerkinElmer, Inc.	83,900	4,084,252
Puma Biotechnology, Inc. *	14,008	1,287,615
Quintiles Transnational Holdings, Inc. *	74,116	5,522,383
Seattle Genetics, Inc. *	75,070	3,023,069
United Therapeutics Corp. *	34,555	5,204,674
VWR Corp. *	30,007	787,684
		107,104,071
Real Estate 10.3%
Alexandria Real Estate Equities, Inc.	54,043	4,647,158
American Campus Communities, Inc.	83,152	2,847,956
Security	Number of Shares	Value ($)
American Homes 4 Rent, Class A	104,867	1,675,775
Apartment Investment & Management Co., Class A	115,797	4,172,166
BioMed Realty Trust, Inc.	150,131	2,777,424
Brixmor Property Group, Inc.	126,114	2,877,922
Camden Property Trust	64,397	4,638,516
CBL & Associates Properties, Inc.	127,789	1,901,500
CBRE Group, Inc., Class A *	212,445	6,802,489
Chimera Investment Corp.	149,444	2,093,710
Communications Sales & Leasing, Inc.	80,524	1,618,532
Corrections Corp. of America	91,508	2,688,505
DDR Corp.	221,898	3,392,820
Douglas Emmett, Inc.	103,789	2,867,690
Duke Realty Corp.	257,475	4,649,999
Equity LifeStyle Properties, Inc.	59,996	3,345,377
Extra Space Storage, Inc.	90,779	6,670,441
Federal Realty Investment Trust	51,325	6,625,031
Forest City Enterprises, Inc., Class A *	144,673	3,114,810
Gaming & Leisure Properties, Inc.	69,360	2,145,998
Highwoods Properties, Inc.	69,870	2,650,868
Home Properties, Inc.	43,054	3,195,037
Hospitality Properties Trust	115,815	2,978,762
Iron Mountain, Inc.	139,375	3,949,888
Jones Lang LaSalle, Inc.	33,524	4,990,718
Kilroy Realty Corp.	64,241	4,166,671
Lamar Advertising Co., Class A	61,366	3,273,262
Liberty Property Trust	112,549	3,459,756
MFA Financial, Inc.	280,427	1,993,836
Mid-America Apartment Communities, Inc.	55,724	4,379,349
National Retail Properties, Inc.	100,642	3,497,310
Omega Healthcare Investors, Inc.	118,557	4,004,855
Outfront Media, Inc.	104,018	2,353,927
Paramount Group, Inc.	108,230	1,779,301
Piedmont Office Realty Trust, Inc., Class A	115,989	1,967,173
Plum Creek Timber Co., Inc.	131,124	5,046,963
Rayonier, Inc.	95,062	2,186,426
Realogy Holdings Corp. *	110,027	4,434,088
Realty Income Corp.	172,786	7,721,806
Regency Centers Corp.	70,479	4,180,110
Retail Properties of America, Inc., Class A	172,071	2,348,769
RLJ Lodging Trust	98,283	2,706,714
Senior Housing Properties Trust	173,085	2,717,435
SL Green Realty Corp.	73,715	7,630,240
Starwood Property Trust, Inc.	174,567	3,714,786
Tanger Factory Outlet Centers, Inc.	72,437	2,291,907
Taubman Centers, Inc.	47,767	3,295,445
The Howard Hughes Corp. *	26,726	3,356,518
Two Harbors Investment Corp.	275,508	2,606,306
UDR, Inc.	191,031	6,170,301
Urban Edge Properties	71,874	1,502,885
Weingarten Realty Investors	84,434	2,671,492
WP Carey, Inc.	71,337	4,099,737
		188,876,460
See financial notes    41

Schwab U.S. Mid-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Retailing 4.9%
Abercrombie & Fitch Co., Class A (a)	50,977	1,012,403
Advance Auto Parts, Inc.	54,639	9,575,485
AutoNation, Inc. *	56,379	3,373,719
Cabela's, Inc. *	35,867	1,612,939
Dick's Sporting Goods, Inc.	72,099	3,614,323
Dillard's, Inc., Class A	17,937	1,659,352
Foot Locker, Inc.	102,860	7,281,459
GameStop Corp., Class A (a)	79,482	3,376,395
GNC Holdings, Inc., Class A	65,057	3,044,668
Groupon, Inc. *	275,920	1,241,640
HSN, Inc.	24,581	1,494,771
J.C. Penney Co., Inc. *	233,124	2,123,760
LKQ Corp. *	226,692	6,798,493
Penske Automotive Group, Inc.	32,581	1,648,599
Sally Beauty Holdings, Inc. *	95,616	2,499,402
Sears Holdings Corp. *(a)	33,004	880,547
Signet Jewelers Ltd.	60,522	8,352,036
Staples, Inc.	474,832	6,747,363
Tractor Supply Co.	101,723	8,677,989
Ulta Salon, Cosmetics & Fragrance, Inc. *	47,861	7,566,345
Urban Outfitters, Inc. *	73,237	2,260,094
Williams-Sonoma, Inc.	63,269	4,810,342
zulily, Inc., Class A *	20,611	365,845
		90,017,969
Semiconductors & Semiconductor Equipment 1.9%
Atmel Corp.	316,603	2,586,647
Cree, Inc. *(a)	82,296	2,240,097
First Solar, Inc. *	58,578	2,802,372
Freescale Semiconductor Ltd. *	75,874	2,710,978
Marvell Technology Group Ltd.	319,541	3,601,227
ON Semiconductor Corp. *	332,643	3,178,404
Skyworks Solutions, Inc.	142,390	12,437,766
SunEdison, Inc. *	198,461	2,063,994
Teradyne, Inc.	158,636	2,861,793
		34,483,278
Software & Services 8.2%
Akamai Technologies, Inc. *	134,400	9,584,064
Amdocs Ltd.	116,400	6,659,244
ANSYS, Inc. *	66,848	5,922,733
Aspen Technology, Inc. *	65,092	2,465,034
Booz Allen Hamilton Holding Corp.	73,756	1,969,285
Broadridge Financial Solutions, Inc.	88,739	4,684,532
Cadence Design Systems, Inc. *	215,173	4,307,763
CDK Global, Inc.	119,129	5,901,651
Computer Sciences Corp.	104,571	6,482,356
CoStar Group, Inc. *	24,095	4,265,779
DST Systems, Inc.	21,090	2,160,038
FactSet Research Systems, Inc.	28,893	4,562,782
FireEye, Inc. *	25,170	950,923
Fortinet, Inc. *	106,011	4,467,303
Gartner, Inc. *	61,363	5,247,150
Genpact Ltd. *	117,605	2,704,915
Global Payments, Inc.	49,363	5,498,545
GoDaddy, Inc., Class A *	15,752	395,060
IAC/InterActiveCorp	57,767	4,032,137
Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	61,348	4,169,210
Leidos Holdings, Inc.	47,311	1,990,847
NetSuite, Inc. *	26,188	2,326,804
Pandora Media, Inc. *	142,800	2,561,832
PTC, Inc. *	85,055	2,817,022
Sabre Corp.	103,416	2,814,983
ServiceNow, Inc. *	101,659	7,213,723
SolarWinds, Inc. *	49,423	1,964,564
Solera Holdings, Inc.	49,623	2,390,340
Splunk, Inc. *	93,545	5,796,984
Synopsys, Inc. *	115,003	5,397,091
Syntel, Inc. *	23,646	1,051,065
Tableau Software, Inc., Class A *	31,001	2,919,364
Teradata Corp. *	104,573	3,056,669
The Ultimate Software Group, Inc. *	21,481	3,784,737
Total System Services, Inc.	123,052	5,639,473
Vantiv, Inc., Class A *	107,091	4,716,288
VeriSign, Inc. *(a)	77,836	5,366,014
WEX, Inc. *	28,752	2,717,926
Yelp, Inc. *	40,044	972,268
		151,928,498
Technology Hardware & Equipment 3.6%
3D Systems Corp. *(a)	78,322	1,075,361
Anixter International, Inc. *	20,422	1,300,064
Arrow Electronics, Inc. *	73,587	4,114,985
Avnet, Inc.	104,254	4,420,370
Brocade Communications Systems, Inc.	322,387	3,433,421
CDW Corp.	107,553	4,275,232
CommScope Holding Co., Inc. *	93,845	3,035,886
Dolby Laboratories, Inc., Class A	31,460	1,024,338
EchoStar Corp., Class A *	32,305	1,440,803
FEI Co.	31,356	2,366,751
FLIR Systems, Inc.	102,930	2,946,886
Harris Corp.	91,271	7,011,438
Ingram Micro, Inc., Class A	117,060	3,167,644
IPG Photonics Corp. *	26,558	2,242,026
Jabil Circuit, Inc.	145,252	2,810,626
Keysight Technologies, Inc. *	127,651	4,089,938
National Instruments Corp.	75,918	2,217,565
NCR Corp. *	125,634	3,152,157
Palo Alto Networks, Inc. *	51,612	8,475,723
Trimble Navigation Ltd. *	192,355	3,635,509
		66,236,723
Telecommunication Services 1.0%
Frontier Communications Corp.	842,620	4,272,083
Level 3 Communications, Inc. *	219,580	9,821,813
Telephone & Data Systems, Inc.	73,102	2,079,021
United States Cellular Corp. *	12,626	466,152
Windstream Holdings, Inc. (a)	63,192	454,351
Zayo Group Holdings, Inc. *	30,703	858,763
		17,952,183
Transportation 2.1%
Alaska Air Group, Inc.	98,015	7,337,403
AMERCO	4,599	1,722,602
Avis Budget Group, Inc. *	76,641	3,382,167
42    See financial notes

Schwab U.S. Mid-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Expeditors International of Washington, Inc.	142,004	6,953,936
Genesee & Wyoming, Inc., Class A *	37,951	2,595,089
J.B. Hunt Transport Services, Inc.	68,311	4,971,675
Kirby Corp. *	42,061	2,966,562
Landstar System, Inc.	33,312	2,205,254
Old Dominion Freight Line, Inc. *	50,196	3,337,532
Ryder System, Inc.	39,517	3,239,209
		38,711,429
Utilities 4.7%
AGL Resources, Inc.	86,963	5,303,873
Alliant Energy Corp.	84,262	4,775,128
American Water Works Co., Inc.	134,341	6,977,672
Aqua America, Inc.	132,492	3,359,997
Atmos Energy Corp.	75,291	4,125,194
Cleco Corp.	45,814	2,454,714
CMS Energy Corp.	204,267	6,695,872
Great Plains Energy, Inc.	111,828	2,786,754
ITC Holdings Corp.	114,985	3,760,009
MDU Resources Group, Inc.	143,908	2,577,392
National Fuel Gas Co.	62,400	3,367,104
NRG Energy, Inc.	245,338	4,887,133
OGE Energy Corp.	147,381	4,132,563
Pepco Holdings, Inc.	186,598	4,288,022
Pinnacle West Capital Corp.	82,920	4,936,228
Questar Corp.	132,135	2,551,527
SCANA Corp.	108,633	5,745,599
TECO Energy, Inc.	179,361	3,779,136
UGI Corp.	130,449	4,445,702
Vectren Corp.	62,116	2,498,927
Westar Energy, Inc.	108,762	3,975,251
		87,423,797
Total Common Stock
(Cost $1,734,587,881)		1,837,931,571

Other Investment Companies 1.4% of net assets
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	161,224	161,224
Securities Lending Collateral 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	25,067,929	25,067,929
Total Other Investment Companies
(Cost $25,229,153)		25,229,153

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $1,760,811,639 and the unrealized appreciation and depreciation were $218,264,826 and ($115,915,741), respectively, with a net unrealized appreciation of $102,349,085.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,279,336. Non-cash collateral pledged to the fund for securities on loan amounted to $1,593,243.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 09/18/15	18	1,772,280	(7,955)
See financial notes    43

Schwab U.S. Small-Cap ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.8%	Common Stock	2,640,079,527	2,888,774,055
0.0%	Rights	115,419	115,419
0.0%	Warrants	—	—
3.0%	Other Investment Companies	85,686,833	85,686,833
102.8%	Total Investments	2,725,881,779	2,974,576,307
(2.8%)	Other Assets and Liabilities, Net		(80,835,560)
100.0%	Net Assets		2,893,740,747

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets
Automobiles & Components 1.2%
American Axle & Manufacturing Holdings, Inc. *	87,000	1,757,400
Cooper Tire & Rubber Co.	62,355	2,406,903
Cooper-Standard Holding, Inc. *	15,211	873,416
Dana Holding Corp.	187,249	3,284,347
Dorman Products, Inc. *	35,199	1,772,270
Drew Industries, Inc.	27,337	1,510,643
Federal-Mogul Holdings Corp. *	43,897	403,852
Fox Factory Holding Corp. *	23,393	351,363
Gentex Corp.	339,984	5,269,752
Gentherm, Inc. *	40,137	1,829,846
Horizon Global Corp. *	20,901	218,624
Metaldyne Performance Group, Inc.	11,175	210,984
Modine Manufacturing Co. *	56,399	500,823
Remy International, Inc.	36,305	1,063,737
Standard Motor Products, Inc.	22,982	813,563
Superior Industries International, Inc.	27,242	520,322
Tenneco, Inc. *	69,573	3,273,410
Thor Industries, Inc.	53,585	2,924,669
Visteon Corp. *	53,480	5,329,817
Winnebago Industries, Inc.	29,403	602,173
		34,917,914
Banks 8.6%
1st Source Corp.	18,425	551,645
Ameris Bancorp	28,558	778,777
Arrow Financial Corp.	17,320	476,820
Associated Banc-Corp.	175,635	3,224,659
Astoria Financial Corp.	105,057	1,698,772
Security	Number of Shares	Value ($)
BancFirst Corp.	7,235	437,500
BancorpSouth, Inc.	97,747	2,322,469
Bank Mutual Corp.	46,603	336,940
Bank of Hawaii Corp.	51,291	3,183,119
Bank of the Ozarks, Inc.	80,816	3,378,109
BankUnited, Inc.	115,304	4,109,435
Banner Corp.	23,876	1,060,333
BBCN Bancorp, Inc.	90,188	1,312,235
Beneficial Bancorp, Inc. *	44,116	548,803
Berkshire Hills Bancorp, Inc.	34,326	960,441
BNC Bancorp	36,253	748,987
BofI Holding, Inc. *	15,176	1,757,988
Boston Private Financial Holdings, Inc.	98,945	1,177,446
Brookline Bancorp, Inc.	72,110	760,761
Bryn Mawr Bank Corp.	20,708	614,613
Camden National Corp.	9,292	371,773
Capital Bank Financial Corp., Class A *	31,849	979,994
Capitol Federal Financial, Inc.	139,680	1,683,144
Cardinal Financial Corp.	37,422	834,885
Cascade Bancorp *	37,128	200,862
Cathay General Bancorp	87,974	2,606,670
Centerstate Banks, Inc.	48,909	675,922
Central Pacific Financial Corp.	36,288	752,613
Chemical Financial Corp.	36,777	1,174,657
City Holding Co.	19,880	946,686
City National Corp.	55,854	4,902,864
Clifton Bancorp, Inc.	24,447	337,124
CoBiz Financial, Inc.	39,574	509,713
Columbia Banking System, Inc.	58,897	1,785,168
Commerce Bancshares, Inc.	94,891	4,252,066
Community Bank System, Inc.	43,499	1,551,174
Community Trust Bancorp, Inc.	16,683	585,573
Customers Bancorp, Inc. *	26,743	655,471
CVB Financial Corp.	115,041	1,869,416
Dime Community Bancshares, Inc.	36,814	626,942
Eagle Bancorp, Inc. *	32,451	1,360,021
East West Bancorp, Inc.	164,955	6,665,832
Enterprise Financial Services Corp.	18,990	454,051
Essent Group Ltd. *	67,464	1,807,361
EverBank Financial Corp.	91,759	1,814,993
F.N.B. Corp.	194,926	2,448,271
FCB Financial Holdings, Inc., Class A *	7,418	244,646
Federal Agricultural Mortgage Corp., Class C	13,686	323,948
Financial Institutions, Inc.	15,861	392,877
First Bancorp (North Carolina)	22,207	377,963
First BanCorp (Puerto Rico) *	121,335	486,553
First Busey Corp.	60,760	388,864
First Citizens BancShares, Inc., Class A	9,955	2,361,127
First Commonwealth Financial Corp.	104,070	921,020
First Community Bancshares, Inc.	17,344	307,162
First Financial Bancorp	72,893	1,344,147
First Financial Bankshares, Inc. (a)	72,653	2,262,414
First Financial Corp.	10,261	337,484
First Horizon National Corp.	268,484	3,901,073
First Interstate BancSystem, Inc., Class A	20,909	557,852
44    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
First Merchants Corp.	44,650	1,161,793
First Midwest Bancorp, Inc.	89,154	1,572,677
First NBC Bank Holding Co. *	16,327	571,445
First Niagara Financial Group, Inc.	404,830	3,744,677
FirstMerit Corp.	193,590	3,476,876
Flagstar Bancorp, Inc. *	24,271	493,429
Flushing Financial Corp.	34,185	681,991
Fulton Financial Corp.	212,161	2,579,878
German American Bancorp, Inc.	14,690	425,716
Glacier Bancorp, Inc.	89,352	2,324,046
Great Southern Bancorp, Inc.	11,424	460,044
Great Western Bancorp, Inc.	58,788	1,479,694
Hancock Holding Co.	86,797	2,437,260
Hanmi Financial Corp.	38,264	927,519
Heartland Financial USA, Inc.	14,752	536,530
Hilltop Holdings, Inc. *	91,040	1,879,976
Home BancShares, Inc.	66,377	2,530,291
HomeTrust Bancshares, Inc. *	26,020	473,304
IBERIABANK Corp.	38,307	2,332,896
Independent Bank Corp.	28,347	1,283,836
Independent Bank Group, Inc.	7,419	314,491
International Bancshares Corp.	65,150	1,671,097
Investors Bancorp, Inc.	396,346	4,668,956
Kearny Financial Corp. *	16,061	182,292
Lakeland Bancorp, Inc.	38,005	420,335
Lakeland Financial Corp.	16,663	684,683
LegacyTexas Financial Group, Inc.	44,605	1,263,214
MainSource Financial Group, Inc.	21,283	440,771
MB Financial, Inc.	72,658	2,393,355
Meridian Bancorp, Inc. *	26,672	339,801
Metro Bancorp, Inc.	14,168	405,772
MGIC Investment Corp. *	384,377	4,059,021
National Bank Holdings Corp., Class A	39,209	790,846
National Penn Bancshares, Inc.	161,351	1,938,632
Nationstar Mortgage Holdings, Inc. *(a)	46,188	772,263
NBT Bancorp, Inc.	47,313	1,225,407
NMI Holdings, Inc., Class A *	39,292	326,909
Northfield Bancorp, Inc.	61,979	927,826
Northwest Bancshares, Inc.	116,713	1,498,595
OceanFirst Financial Corp.	19,124	352,264
Ocwen Financial Corp. *(a)	120,420	895,925
OFG Bancorp (a)	49,794	430,220
Old National Bancorp	122,583	1,691,645
Opus Bank	5,863	215,700
Oritani Financial Corp.	46,979	708,443
PacWest Bancorp	110,729	4,721,485
Park National Corp.	13,453	1,132,877
Park Sterling Corp.	33,048	238,276
Peoples Financial Services Corp. (a)	8,985	321,214
Pinnacle Financial Partners, Inc.	39,063	1,852,367
Popular, Inc. *	116,655	3,424,991
PrivateBancorp, Inc.	80,385	3,042,572
Prosperity Bancshares, Inc.	68,255	3,526,736
Provident Financial Services, Inc.	68,796	1,302,996
Radian Group, Inc.	238,340	4,285,353
Renasant Corp.	40,718	1,276,102
Republic Bancorp, Inc., Class A	14,753	368,677
S&T Bancorp, Inc.	36,176	1,082,386
Sandy Spring Bancorp, Inc.	29,772	764,247
Security	Number of Shares	Value ($)
ServisFirst Bancshares, Inc.	3,471	130,128
Signature Bank *	58,827	7,852,816
Simmons First National Corp., Class A	19,130	839,233
South State Corp.	26,573	1,996,961
Southside Bancshares, Inc.	27,491	715,866
Southwest Bancorp, Inc.	23,238	387,610
Square 1 Financial, Inc., Class A *	6,959	175,436
State Bank Financial Corp.	39,146	790,749
Sterling Bancorp	130,586	1,832,122
Stock Yards Bancorp, Inc.	17,959	632,875
Stonegate Mortgage Corp. *	9,120	65,755
Sun Bancorp, Inc. *	7,829	155,484
SVB Financial Group *	58,508	7,318,181
Synovus Financial Corp.	160,847	4,894,574
TCF Financial Corp.	210,020	3,259,510
Texas Capital Bancshares, Inc. *	52,385	2,821,456
TFS Financial Corp.	87,360	1,499,971
The Bancorp, Inc. *	42,231	309,976
The First of Long Island Corp.	14,498	370,134
Tompkins Financial Corp.	12,565	659,537
Towne Bank	59,207	1,087,041
TriCo Bancshares	22,193	526,862
TrustCo Bank Corp.	92,002	544,652
Trustmark Corp.	79,672	1,834,846
UMB Financial Corp.	45,681	2,289,989
Umpqua Holdings Corp.	249,438	4,168,109
Union Bankshares Corp.	51,095	1,205,842
United Bankshares, Inc.	71,791	2,686,419
United Community Banks, Inc.	66,741	1,306,121
United Financial Bancorp, Inc.	56,731	711,974
Univest Corp. of Pennsylvania	21,055	407,414
Valley National Bancorp	252,061	2,384,497
Walker & Dunlop, Inc. *	31,615	769,193
Washington Federal, Inc.	113,832	2,582,848
Washington Trust Bancorp, Inc.	18,462	712,818
Waterstone Financial, Inc.	37,274	480,089
Webster Financial Corp.	102,258	3,617,888
WesBanco, Inc.	40,501	1,247,026
Westamerica Bancorp	31,913	1,440,553
Western Alliance Bancorp *	106,799	3,259,505
Wilshire Bancorp, Inc.	78,287	836,105
Wintrust Financial Corp.	52,170	2,660,670
WSFS Financial Corp.	32,186	886,081
		247,187,764
Capital Goods 9.2%
A.O. Smith Corp.	85,714	5,529,410
AAON, Inc.	47,779	988,070
AAR Corp.	36,663	892,011
Actuant Corp., Class A	69,343	1,486,714
Acuity Brands, Inc.	49,799	9,704,331
Advanced Drainage Systems, Inc.	27,668	786,048
AECOM *	169,363	4,657,482
Aegion Corp. *	42,846	788,366
Aerojet Rocketdyne Holdings, Inc. *	68,808	1,415,381
Aerovironment, Inc. *	24,302	584,463
Air Lease Corp.	109,922	3,536,191
Aircastle Ltd.	70,655	1,468,211
Alamo Group, Inc.	9,878	508,618
Albany International Corp., Class A	30,955	987,464
See financial notes    45

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Allegion plc	110,027	6,558,709
Altra Industrial Motion Corp.	26,188	654,962
Ameresco, Inc., Class A *	19,522	110,690
American Railcar Industries, Inc. (a)	11,536	478,283
American Science & Engineering, Inc.	9,135	359,097
American Woodmark Corp. *	13,173	873,106
Apogee Enterprises, Inc.	32,976	1,719,698
Applied Industrial Technologies, Inc.	46,629	1,974,272
Armstrong World Industries, Inc. *	52,210	2,903,398
Astec Industries, Inc.	23,444	926,272
Astronics Corp. *	21,782	1,125,258
AZZ, Inc.	28,566	1,445,440
Babcock & Wilcox Enterprises, Inc. *	61,349	1,131,889
Barnes Group, Inc.	57,556	2,223,388
Beacon Roofing Supply, Inc. *	57,136	2,071,180
Blount International, Inc. *	55,295	380,983
Briggs & Stratton Corp.	54,531	1,089,529
Builders FirstSource, Inc. *	70,900	1,050,029
BWX Technologies, Inc.	122,747	3,255,250
CAI International, Inc. *	20,680	272,149
Capstone Turbine Corp. *(a)	444,424	178,481
Chart Industries, Inc. *	34,765	888,593
CIRCOR International, Inc.	20,128	910,591
CLARCOR, Inc.	56,967	3,211,230
Columbus McKinnon Corp.	22,755	432,573
Comfort Systems USA, Inc.	45,784	1,269,132
Continental Building Products, Inc. *	35,135	702,349
Crane Co.	55,843	2,933,991
Cubic Corp.	24,088	1,014,587
Curtiss-Wright Corp.	54,817	3,602,025
DigitalGlobe, Inc. *	75,156	1,733,097
Douglas Dynamics, Inc.	26,490	588,608
DXP Enterprises, Inc. *	14,491	431,107
Dycom Industries, Inc. *	40,495	2,878,790
EMCOR Group, Inc.	71,632	3,301,519
Encore Wire Corp.	19,482	632,581
EnerSys	50,065	2,676,976
Engility Holdings, Inc.	21,065	585,607
EnPro Industries, Inc.	26,216	1,243,687
ESCO Technologies, Inc.	31,403	1,133,962
Esterline Technologies Corp. *	35,436	2,895,476
Federal Signal Corp.	68,523	969,600
Franklin Electric Co., Inc.	45,962	1,346,227
GATX Corp.	51,175	2,536,745
Generac Holdings, Inc. *	79,062	2,444,597
General Cable Corp.	58,965	857,941
Gibraltar Industries, Inc. *	33,926	556,047
Global Brass & Copper Holdings, Inc.	26,468	519,832
Global Power Equipment Group, Inc.	17,589	80,909
Graco, Inc.	67,466	4,654,479
Graham Corp.	12,302	227,587
Granite Construction, Inc.	40,633	1,401,838
Great Lakes Dredge & Dock Corp. *	62,777	348,412
Griffon Corp.	50,409	838,806
H&E Equipment Services, Inc.	37,509	776,811
Harsco Corp.	86,902	1,004,587
HD Supply Holdings, Inc. *	207,428	6,845,124
Security	Number of Shares	Value ($)
HEICO Corp.	64,391	3,277,502
Hexcel Corp.	110,365	5,326,215
Hillenbrand, Inc.	70,423	1,898,604
Huntington Ingalls Industries, Inc.	55,441	6,241,548
Hyster-Yale Materials Handling, Inc.	12,234	743,338
Insteel Industries, Inc.	19,578	338,895
ITT Corp.	108,889	4,073,537
John Bean Technologies Corp.	33,979	1,125,384
Kadant, Inc.	10,936	486,543
Kaman Corp.	29,394	1,141,369
KBR, Inc.	166,777	2,908,591
Kennametal, Inc.	89,812	2,739,266
Kratos Defense & Security Solutions, Inc. *	60,710	281,694
L.B. Foster Co., Class A	12,348	221,400
Lennox International, Inc.	47,152	5,565,822
Lindsay Corp. (a)	14,308	1,090,699
Lydall, Inc. *	20,599	559,469
Masonite International Corp. *	22,796	1,505,676
MasTec, Inc. *	74,695	1,236,949
Meritor, Inc. *	110,569	1,398,698
Moog, Inc., Class A *	44,986	2,838,617
MRC Global, Inc. *	116,787	1,517,063
Mueller Industries, Inc.	62,827	1,998,527
Mueller Water Products, Inc., Class A	188,133	1,683,790
MYR Group, Inc. *	23,053	661,391
National Presto Industries, Inc.	6,686	548,586
Navistar International Corp. *	76,795	1,370,023
NCI Building Systems, Inc. *	31,351	326,991
Nortek, Inc. *	10,277	840,761
NOW, Inc. *(a)	122,692	2,093,125
Orbital ATK, Inc.	68,167	5,160,924
PGT, Inc. *	51,552	689,250
Plug Power, Inc. *(a)	166,661	284,990
Ply Gem Holdings, Inc. *	21,990	299,064
Powell Industries, Inc.	11,498	337,581
Power Solutions International, Inc. *(a)	4,985	156,728
Preformed Line Products Co.	3,573	108,262
Primoris Services Corp.	43,969	807,711
Proto Labs, Inc. *	25,278	1,840,997
Quanex Building Products Corp.	42,215	757,759
Raven Industries, Inc.	43,302	784,632
RBC Bearings, Inc. *	25,445	1,574,028
Regal Beloit Corp.	51,124	3,408,437
Rexnord Corp. *	116,265	2,331,113
Rush Enterprises, Inc., Class A *	40,567	1,035,270
Simpson Manufacturing Co., Inc.	46,915	1,637,803
Spirit AeroSystems Holdings, Inc., Class A *	154,325	7,887,551
Standex International Corp.	15,238	1,219,345
Stock Building Supply Holdings, Inc. *	17,965	338,281
Sun Hydraulics Corp.	29,317	945,766
TAL International Group, Inc. *	39,177	718,114
TASER International, Inc. *	62,064	1,452,298
Teledyne Technologies, Inc. *	40,105	3,926,681
Tennant Co.	21,700	1,243,844
Terex Corp.	120,268	2,805,852
Textainer Group Holdings Ltd. (a)	28,349	498,092
The ExOne Co. *(a)	12,942	95,383
46    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Gorman-Rupp Co.	19,851	479,799
The Greenbrier Cos., Inc. (a)	30,893	1,288,238
The KEYW Holding Corp. *(a)	38,497	323,375
The Manitowoc Co., Inc.	154,941	2,646,392
The Middleby Corp. *	65,338	7,092,440
The Toro Co.	63,103	4,499,244
Thermon Group Holdings, Inc. *	39,487	903,463
Titan International, Inc.	65,519	601,464
Titan Machinery, Inc. *(a)	16,904	196,594
Trex Co., Inc. *	38,187	1,482,037
TriMas Corp. *	52,278	953,551
Triumph Group, Inc.	54,872	2,710,128
Tutor Perini Corp. *	46,065	815,350
Twin Disc, Inc.	10,842	151,680
Universal Forest Products, Inc.	22,362	1,343,062
USG Corp. *	104,034	3,174,077
Valmont Industries, Inc.	26,012	2,764,815
Wabash National Corp. *	95,816	1,171,830
Watsco, Inc.	31,885	3,904,637
Watts Water Technologies, Inc., Class A	31,769	1,742,530
WESCO International, Inc. *	50,974	2,853,015
Woodward, Inc.	66,469	3,030,986
		265,105,382
Commercial & Professional Services 3.0%
ABM Industries, Inc.	63,041	2,017,942
Acacia Research Corp.	54,302	516,955
ACCO Brands Corp. *	137,976	1,048,618
Barrett Business Services, Inc.	8,197	292,223
Brady Corp., Class A	55,143	1,210,940
CBIZ, Inc. *	49,331	480,977
CDI Corp.	15,192	155,414
CEB, Inc.	38,299	2,742,974
Civeo Corp.	121,814	237,537
Clean Harbors, Inc. *	60,327	2,963,262
Covanta Holding Corp.	150,461	2,979,128
Deluxe Corp.	56,530	3,279,305
Ennis, Inc.	28,413	463,984
Essendant, Inc.	43,914	1,515,033
Exponent, Inc.	28,684	1,226,241
Franklin Covey Co. *	16,932	283,272
FTI Consulting, Inc. *	46,161	1,839,977
G&K Services, Inc., Class A	22,382	1,513,247
GP Strategies Corp. *	19,722	483,386
Healthcare Services Group, Inc.	80,342	2,686,637
Heidrick & Struggles International, Inc.	18,631	363,118
Heritage-Crystal Clean, Inc. *	20,477	244,086
Herman Miller, Inc.	67,383	1,826,753
HNI Corp.	50,541	2,362,286
Huron Consulting Group, Inc. *	26,068	1,887,063
ICF International, Inc. *	23,037	788,096
InnerWorkings, Inc. *	45,691	331,717
Insperity, Inc.	26,315	1,168,123
Interface, Inc.	75,876	1,839,234
KAR Auction Services, Inc.	164,610	6,097,154
Kelly Services, Inc., Class A	34,204	494,248
Kforce, Inc.	30,655	821,247
Kimball International, Inc., Class B	38,270	418,291
Knoll, Inc.	54,071	1,293,378
Security	Number of Shares	Value ($)
Korn/Ferry International	56,725	1,932,621
Matthews International Corp., Class A	34,746	1,764,402
McGrath RentCorp	26,610	682,547
Mistras Group, Inc. *	17,588	257,488
Mobile Mini, Inc.	52,268	1,777,635
MSA Safety, Inc.	37,211	1,692,356
Multi-Color Corp.	14,086	928,127
Navigant Consulting, Inc. *	55,324	873,566
NL Industries, Inc. *	11,215	43,178
On Assignment, Inc. *	53,622	1,929,320
Pendrell Corp. *	109,836	162,557
Performant Financial Corp. *	37,417	97,284
Pitney Bowes, Inc.	232,438	4,604,597
Quad/Graphics, Inc.	33,192	479,292
R.R. Donnelley & Sons Co.	240,097	3,769,523
Resources Connection, Inc.	41,440	650,194
RPX Corp. *	67,091	923,843
SP Plus Corp. *	19,848	455,909
Steelcase, Inc., Class A	99,895	1,761,149
Team, Inc. *	21,681	907,133
Tetra Tech, Inc.	72,314	1,878,718
The Advisory Board Co. *	49,395	2,402,079
The Brink's Co.	56,953	1,632,273
TriNet Group, Inc. *	29,771	501,344
TrueBlue, Inc. *	46,805	1,123,320
UniFirst Corp.	17,576	1,905,414
US Ecology, Inc.	25,682	1,283,073
Viad Corp.	24,324	665,018
WageWorks, Inc. *	36,949	1,655,685
West Corp.	57,102	1,389,863
		88,001,354
Consumer Durables & Apparel 2.6%
Arctic Cat, Inc.	13,313	351,863
Beazer Homes USA, Inc. *	31,698	529,357
Brunswick Corp.	106,473	5,292,773
Callaway Golf Co.	84,789	750,383
Cavco Industries, Inc. *	10,514	752,277
Columbia Sportswear Co.	31,918	1,958,808
Crocs, Inc. *	83,861	1,235,272
Deckers Outdoor Corp. *	37,585	2,420,098
Ethan Allen Interiors, Inc.	32,021	952,625
G-III Apparel Group Ltd. *	43,774	3,034,851
GoPro, Inc., Class A *	34,295	1,597,804
Helen of Troy Ltd. *	30,381	2,586,638
Hovnanian Enterprises, Inc., Class A *(a)	128,866	240,979
Iconix Brand Group, Inc. *	55,346	768,756
Installed Building Products, Inc. *	19,776	528,415
iRobot Corp. *	34,907	1,022,775
Kate Spade & Co. *	146,053	2,769,165
KB Home	104,267	1,527,512
La-Z-Boy, Inc.	58,640	1,619,050
LeapFrog Enterprises, Inc. *	104,414	98,995
LGI Homes, Inc. *(a)	18,036	469,657
Libbey, Inc.	25,983	915,641
M.D.C Holdings, Inc.	44,957	1,280,825
M/I Homes, Inc. *	30,908	772,082
Marine Products Corp.	15,205	106,739
Meritage Homes Corp. *	45,660	1,924,112
See financial notes    47

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Movado Group, Inc.	19,084	540,268
NACCO Industries, Inc., Class A	4,972	261,726
Oxford Industries, Inc.	17,336	1,458,998
Perry Ellis International, Inc. *	15,209	376,575
Skechers U.S.A., Inc., Class A *	47,167	6,638,284
Smith & Wesson Holding Corp. *	57,433	1,038,389
Standard Pacific Corp. *	162,886	1,376,387
Steven Madden Ltd. *	62,365	2,548,234
Sturm Ruger & Co., Inc.	21,271	1,337,733
Taylor Morrison Home Corp., Class A *	35,717	712,554
Tempur Sealy International, Inc. *	69,713	5,090,443
The Ryland Group, Inc.	52,708	2,279,094
TRI Pointe Group, Inc. *	166,888	2,316,405
Tumi Holdings, Inc. *	67,396	1,329,049
Tupperware Brands Corp.	57,584	2,950,028
Unifi, Inc. *	14,591	423,577
Universal Electronics, Inc. *	18,820	858,004
Vera Bradley, Inc. *	28,334	306,574
Vince Holding Corp. *	22,816	209,451
Vista Outdoor, Inc. *	72,900	3,408,804
WCI Communities, Inc. *	21,849	544,477
William Lyon Homes, Class A *	20,787	471,033
Wolverine World Wide, Inc.	121,780	3,281,971
		75,265,510
Consumer Services 4.3%
2U, Inc. *	11,023	385,474
American Public Education, Inc. *	18,686	409,784
Apollo Education Group, Inc. *	111,806	1,242,165
Ascent Capital Group, Inc., Class A *	15,190	426,535
Belmond Ltd., Class A *	91,103	1,035,841
Biglari Holdings, Inc. *	1,690	630,809
BJ's Restaurants, Inc. *	25,945	1,115,376
Bloomin' Brands, Inc.	138,970	2,876,679
Bob Evans Farms, Inc.	27,214	1,229,801
Bojangles', Inc. *	8,484	176,637
Boyd Gaming Corp. *	95,256	1,533,622
Bravo Brio Restaurant Group, Inc. *	18,993	242,161
Bridgepoint Education, Inc. *	19,941	161,123
Bright Horizons Family Solutions, Inc. *	43,504	2,658,965
Brinker International, Inc.	68,826	3,656,725
Buffalo Wild Wings, Inc. *	21,718	4,119,470
Caesars Entertainment Corp. *(a)	45,708	436,511
Capella Education Co.	11,955	582,806
Carriage Services, Inc.	17,381	398,894
Chegg, Inc. *(a)	58,525	434,841
Choice Hotels International, Inc.	39,502	2,014,602
Churchill Downs, Inc.	14,409	1,914,524
Chuy's Holdings, Inc. *	19,087	584,826
ClubCorp Holdings, Inc.	61,785	1,390,780
Cracker Barrel Old Country Store, Inc. (a)	27,051	3,900,213
Dave & Buster's Entertainment, Inc. *	20,471	705,021
Del Frisco's Restaurant Group, Inc. *	29,571	438,834
Denny's Corp. *	100,540	1,129,064
DeVry Education Group, Inc.	65,149	1,704,298
Security	Number of Shares	Value ($)
Diamond Resorts International, Inc. *	53,405	1,355,953
DineEquity, Inc.	18,988	1,813,354
Domino's Pizza, Inc.	62,720	6,644,557
El Pollo Loco Holdings, Inc. *(a)	15,775	205,233
Fiesta Restaurant Group, Inc. *	29,900	1,544,036
Graham Holdings Co., Class B	5,034	3,330,293
Grand Canyon Education, Inc. *	53,042	1,960,432
Houghton Mifflin Harcourt Co. *	126,846	2,864,183
International Speedway Corp., Class A	29,221	937,702
Interval Leisure Group, Inc.	43,905	880,734
Intrawest Resorts Holdings, Inc. *	19,630	176,474
Isle of Capri Casinos, Inc. *	26,583	490,722
Jack in the Box, Inc.	42,389	3,313,972
K12, Inc. *	34,031	449,890
Krispy Kreme Doughnuts, Inc. *	75,985	1,302,383
La Quinta Holdings, Inc. *	101,100	1,905,735
LifeLock, Inc. *(a)	82,684	698,680
Marriott Vacations Worldwide Corp.	31,113	2,209,334
Noodles & Co. *(a)	13,120	156,390
Panera Bread Co., Class A *	29,080	5,184,964
Papa John's International, Inc.	33,584	2,258,524
Penn National Gaming, Inc. *	77,419	1,405,929
Pinnacle Entertainment, Inc. *	69,872	2,639,065
Popeyes Louisiana Kitchen, Inc. *	26,190	1,456,688
Potbelly Corp. *(a)	21,177	223,629
Red Robin Gourmet Burgers, Inc. *	16,310	1,285,065
Regis Corp. *	54,708	593,035
Ruby Tuesday, Inc. *	76,037	500,323
Ruth's Hospitality Group, Inc.	38,047	611,796
Scientific Games Corp., Class A *(a)	60,852	670,589
SeaWorld Entertainment, Inc.	76,238	1,357,036
Service Corp. International	232,034	6,879,808
ServiceMaster Global Holdings, Inc. *	117,424	4,130,976
Shake Shack, Inc., Class A *(a)	14,415	719,885
Six Flags Entertainment Corp.	102,542	4,611,314
Sonic Corp.	59,134	1,596,618
Sotheby's	70,528	2,483,291
Speedway Motorsports, Inc.	12,301	238,024
Steiner Leisure Ltd. *	14,671	934,103
Strayer Education, Inc. *	13,136	686,225
Texas Roadhouse, Inc.	69,960	2,517,860
The Cheesecake Factory, Inc.	52,581	2,853,571
The Habit Restaurants, Inc., Class A *(a)	11,661	290,592
The Marcus Corp.	23,302	452,292
The Wendy's Co.	309,837	2,822,615
Universal Technical Institute, Inc.	20,693	92,291
Vail Resorts, Inc.	41,373	4,464,560
Weight Watchers International, Inc. *(a)	31,797	195,552
Zoe's Kitchen, Inc. *(a)	20,166	696,534
		124,629,192
48    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Diversified Financials 2.8%
Arlington Asset Investment Corp., Class A (a)	26,755	445,471
Artisan Partners Asset Management, Inc., Class A	39,170	1,600,878
BGC Partners, Inc., Class A	217,494	1,907,422
Cash America International, Inc.	32,875	907,350
CBOE Holdings, Inc.	94,437	5,974,085
Cohen & Steers, Inc.	20,909	626,852
Cowen Group, Inc., Class A *	135,687	717,784
Credit Acceptance Corp. *	9,906	2,018,942
Diamond Hill Investment Group, Inc.	2,842	553,394
E*TRADE Financial Corp. *	334,863	8,803,548
Encore Capital Group, Inc. *(a)	28,508	1,158,280
Enova International, Inc. *	29,959	389,467
Evercore Partners, Inc., Class A	45,602	2,388,633
Ezcorp, Inc., Class A *	55,655	351,740
Federated Investors, Inc., Class B	109,299	3,388,269
Financial Engines, Inc.	58,551	1,900,565
First Cash Financial Services, Inc. *	31,741	1,309,951
FNFV Group *	88,835	1,285,442
GAMCO Investors, Inc., Class A	4,949	289,517
Green Dot Corp., Class A *	47,535	840,894
Greenhill & Co., Inc.	30,840	1,082,792
HFF, Inc., Class A	36,322	1,319,578
Interactive Brokers Group, Inc., Class A	67,414	2,691,167
INTL FCStone, Inc. *	16,969	449,000
Investment Technology Group, Inc.	37,518	616,046
Janus Capital Group, Inc.	167,747	2,496,075
KCG Holdings, Inc., Class A *	73,068	840,282
Ladenburg Thalmann Financial Services, Inc. *	121,825	317,963
MarketAxess Holdings, Inc.	42,431	3,836,611
Moelis & Co., Class A	15,233	415,556
Nelnet, Inc., Class A	20,042	754,581
NewStar Financial, Inc. *	27,401	312,097
NorthStar Asset Management Group, Inc.	222,883	3,744,434
On Deck Capital, Inc. *(a)	11,478	105,942
PHH Corp. *	57,320	928,584
PICO Holdings, Inc. *	29,878	386,920
Piper Jaffray Cos. *	18,587	778,052
PRA Group, Inc. *	54,499	2,904,252
Pzena Investment Management, Inc., Class A	13,652	138,022
RCS Capital Corp., Class A *(a)	38,020	77,561
Safeguard Scientifics, Inc. *	27,337	478,397
SLM Corp. *	483,611	4,101,021
Springleaf Holdings, Inc. *	52,151	2,334,279
Stifel Financial Corp. *	76,088	3,545,701
The JG Wentworth Co., Class A *	12,011	64,739
Virtu Financial, Inc., Class A	18,877	444,365
Virtus Investment Partners, Inc.	8,279	952,582
Waddell & Reed Financial, Inc., Class A	96,772	3,780,882
Walter Investment Management Corp. *(a)	45,702	751,341
Westwood Holdings Group, Inc.	8,996	499,368
Security	Number of Shares	Value ($)
WisdomTree Investments, Inc.	130,641	2,449,519
World Acceptance Corp. *(a)	10,296	386,924
		80,843,117
Energy 3.5%
Alon USA Energy, Inc.	29,855	553,512
Approach Resources, Inc. *(a)	44,668	114,350
Arch Coal, Inc. *	23,000	214,130
Atwood Oceanics, Inc.	69,569	1,329,464
Basic Energy Services, Inc. *	43,476	226,510
Bill Barrett Corp. *(a)	56,710	310,204
Bonanza Creek Energy, Inc. *	44,491	340,356
Bristow Group, Inc.	38,558	1,428,960
C&J Energy Services Ltd. *	34,800	192,792
California Resources Corp.	361,638	1,403,155
CARBO Ceramics, Inc. (a)	22,313	611,822
Carrizo Oil & Gas, Inc. *	55,544	2,023,468
Clayton Williams Energy, Inc. *	7,146	363,589
Clean Energy Fuels Corp. *(a)	83,670	445,124
Cloud Peak Energy, Inc. *	65,353	312,387
Comstock Resources, Inc.	46,000	140,300
Contango Oil & Gas Co. *	12,207	113,647
Delek US Holdings, Inc.	61,029	1,877,252
Diamondback Energy, Inc. *	71,675	4,894,686
Dril-Quip, Inc. *	45,717	3,151,730
Eclipse Resources Corp. *(a)	51,248	197,305
Energen Corp.	90,723	4,717,596
Energy XXI Ltd. (a)	108,772	206,667
EP Energy Corp., Class A *(a)	42,489	301,247
Era Group, Inc. *	22,391	378,408
Evolution Petroleum Corp.	31,805	186,695
EXCO Resources, Inc. (a)	185,019	154,620
Exterran Holdings, Inc.	78,983	1,762,901
Fairmount Santrol Holdings, Inc. *(a)	30,657	153,592
Forum Energy Technologies, Inc. *	73,867	1,161,189
Frank's International N.V. (a)	40,114	654,259
Geospace Technologies Corp. *	15,861	280,898
Goodrich Petroleum Corp. *(a)	37,935	34,642
Green Plains, Inc.	41,179	875,466
Gulf Island Fabrication, Inc.	15,280	192,986
Gulfmark Offshore, Inc., Class A (a)	28,750	259,613
Gulfport Energy Corp. *	123,992	4,442,633
Halcon Resources Corp. *(a)	454,345	522,497
Helix Energy Solutions Group, Inc. *	112,554	782,250
Hornbeck Offshore Services, Inc. *(a)	36,980	730,355
Isramco, Inc. *	1,266	165,846
Jones Energy, Inc., Class A *	31,767	188,378
Key Energy Services, Inc. *	161,857	115,113
Kosmos Energy Ltd. *	127,823	894,761
Laredo Petroleum, Inc. *(a)	143,782	1,465,139
Magnum Hunter Resources Corp. *(a)	272,071	217,657
Matador Resources Co. *	89,311	2,046,115
Matrix Service Co. *	28,357	567,140
McDermott International, Inc. *	280,391	1,424,386
Memorial Resource Development Corp. *	79,216	1,537,583
Midstates Petroleum Co., Inc. *(a)	6,386	32,377
Natural Gas Services Group, Inc. *	14,690	318,626
See financial notes    49

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Newfield Exploration Co. *	190,618	6,349,486
Newpark Resources, Inc. *	95,726	701,672
Northern Oil & Gas, Inc. *(a)	65,114	392,637
Nuverra Environmental Solutions, Inc. *(a)	24,466	73,398
Oil States International, Inc. *	63,266	1,794,856
Parker Drilling Co. *	138,579	467,011
Parsley Energy, Inc., Class A *	70,700	1,216,040
Patterson-UTI Energy, Inc.	168,004	2,735,105
PBF Energy, Inc., Class A	96,501	2,887,310
PDC Energy, Inc. *	47,361	2,660,741
Penn Virginia Corp. *(a)	85,835	105,577
PetroQuest Energy, Inc. *	66,448	95,685
PHI, Inc. *	16,262	412,404
Pioneer Energy Services Corp. *	78,585	260,116
Resolute Energy Corp. *(a)	86,037	43,019
REX American Resources Corp. *	5,581	299,253
Rex Energy Corp. *(a)	54,618	188,432
Rice Energy, Inc. *	79,025	1,537,036
RigNet, Inc. *	14,181	408,838
Rowan Cos. plc, Class A	142,172	2,554,831
RPC, Inc.	75,002	871,523
RSP Permian, Inc. *	53,485	1,280,431
Sanchez Energy Corp. *(a)	59,814	385,202
SandRidge Energy, Inc. *(a)	440,849	235,017
SEACOR Holdings, Inc. *	21,017	1,355,807
SemGroup Corp., Class A	52,125	2,866,875
Seventy Seven Energy, Inc. *	40,982	117,618
Solazyme, Inc. *(a)	92,721	245,711
Stone Energy Corp. *	67,274	381,444
Swift Energy Co. *(a)	48,941	29,462
Synergy Resources Corp. *	103,580	1,112,449
Targa Resources Corp.	55,336	3,655,496
Teekay Corp.	54,988	2,021,359
Tesco Corp.	37,308	316,745
TETRA Technologies, Inc. *	99,678	766,524
Tidewater, Inc. (a)	56,346	1,010,284
TransAtlantic Petroleum Ltd. *	18,018	54,595
Triangle Petroleum Corp. *(a)	75,450	304,818
Ultra Petroleum Corp. *(a)	176,419	1,503,090
Unit Corp. *	52,992	805,478
US Silica Holdings, Inc. (a)	61,832	1,242,823
VAALCO Energy, Inc. *	49,211	87,596
Vantage Drilling Co. *	240,465	33,280
W&T Offshore, Inc. (a)	42,737	152,571
Western Refining, Inc.	80,355	3,456,872
World Fuel Services Corp.	82,681	3,195,621
WPX Energy, Inc. *	246,626	1,802,836
		101,491,352
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	44,579	4,719,133
Ingles Markets, Inc., Class A	13,197	655,891
Natural Grocers by Vitamin Cottage, Inc. *	10,234	248,481
PriceSmart, Inc.	23,561	2,002,921
Rite Aid Corp. *	1,044,724	8,618,973
Smart & Final Stores, Inc. *	29,429	479,693
SpartanNash Co.	40,156	1,136,415
SUPERVALU, Inc. *	232,497	1,915,775
The Andersons, Inc.	30,278	1,071,236
Security	Number of Shares	Value ($)
The Chefs' Warehouse, Inc. *	22,842	345,828
The Fresh Market, Inc. *	51,131	1,100,850
United Natural Foods, Inc. *	58,841	2,833,194
Village Super Market, Inc., Class A	5,034	139,895
Weis Markets, Inc.	13,419	545,482
		25,813,767
Food, Beverage & Tobacco 2.1%
Alico, Inc.	3,516	147,918
B&G Foods, Inc.	65,345	1,985,835
Boulder Brands, Inc. *(a)	69,654	571,163
Cal-Maine Foods, Inc. (a)	34,119	1,812,401
Calavo Growers, Inc.	18,756	1,092,537
Coca-Cola Bottling Co. Consolidated	4,983	768,528
Darling Ingredients, Inc. *	187,685	2,409,875
Dean Foods Co.	110,398	1,817,151
Diamond Foods, Inc. *	29,908	902,324
Fresh Del Monte Produce, Inc.	39,168	1,550,661
Freshpet, Inc. *(a)	19,146	248,707
J&J Snack Foods Corp.	17,459	1,989,628
Lancaster Colony Corp.	21,667	2,054,682
Landec Corp. *	29,649	394,332
Limoneira Co. (a)	11,357	215,556
National Beverage Corp. *	14,174	374,477
Pinnacle Foods, Inc.	125,973	5,648,629
Post Holdings, Inc. *	71,112	4,642,191
Sanderson Farms, Inc. (a)	23,257	1,605,663
Seaboard Corp. *	301	999,392
Seneca Foods Corp., Class A *	9,165	270,184
Snyder's-Lance, Inc.	62,388	2,106,843
The Boston Beer Co., Inc., Class A *	10,226	2,097,046
The Hain Celestial Group, Inc. *	118,100	7,187,566
The WhiteWave Foods Co. *	205,631	9,487,814
Tootsie Roll Industries, Inc. (a)	23,894	742,625
TreeHouse Foods, Inc. *	48,175	3,823,650
Universal Corp.	24,579	1,209,533
Vector Group Ltd.	86,177	2,053,598
		60,210,509
Health Care Equipment & Services 7.0%
AAC Holdings, Inc. *(a)	5,688	134,294
Abaxis, Inc.	24,201	1,137,931
ABIOMED, Inc. *	43,386	4,160,717
Acadia Healthcare Co., Inc. *	62,651	4,575,403
Accuray, Inc. *	85,234	587,262
Aceto Corp.	33,972	761,312
Air Methods Corp. *	40,409	1,513,317
Alere, Inc. *	92,187	4,790,958
Align Technology, Inc. *	87,779	4,968,291
Allscripts Healthcare Solutions, Inc. *	199,370	2,745,325
Amedisys, Inc. *	39,554	1,528,367
AMN Healthcare Services, Inc. *	52,345	1,758,792
Amsurg Corp. *	54,563	4,278,830
Analogic Corp.	13,677	1,102,093
AngioDynamics, Inc. *	31,715	468,113
Antares Pharma, Inc. *(a)	146,238	263,228
athenahealth, Inc. *	44,105	5,864,642
Atrion Corp.	1,781	689,247
50    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
BioScrip, Inc. *(a)	78,066	189,700
Brookdale Senior Living, Inc. *	208,105	5,706,239
Cantel Medical Corp.	39,606	1,965,646
Capital Senior Living Corp. *	33,009	687,908
Cardiovascular Systems, Inc. *	34,359	827,365
Castlight Health, Inc., Class B *(a)	13,423	71,008
Centene Corp. *	136,545	8,427,557
Chemed Corp.	20,025	2,730,409
Civitas Solutions, Inc. *	13,511	327,777
Computer Programs & Systems, Inc.	11,079	509,856
CONMED Corp.	30,677	1,627,722
CorVel Corp. *	9,313	279,669
Cyberonics, Inc. *	29,723	1,942,101
Cynosure, Inc., Class A *	25,211	797,676
DexCom, Inc. *	84,611	7,965,280
Diplomat Pharmacy, Inc. *	40,977	1,618,182
Endologix, Inc. *	80,412	1,043,748
Entellus Medical, Inc. *	5,715	127,216
Exactech, Inc. *	10,843	212,631
ExamWorks Group, Inc. *	38,955	1,395,368
GenMark Diagnostics, Inc. *	45,672	472,248
Globus Medical, Inc., Class A *	75,921	1,853,991
Greatbatch, Inc. *	29,676	1,686,190
Haemonetics Corp. *	58,741	2,121,137
Halyard Health, Inc. *	52,657	1,655,536
Hanger, Inc. *	38,552	691,237
Health Net, Inc. *	87,960	5,634,718
HealthEquity, Inc. *	38,363	1,124,803
HealthSouth Corp.	103,603	4,423,848
HealthStream, Inc. *	34,826	865,426
Healthways, Inc. *	41,225	503,357
HeartWare International, Inc. *	17,874	1,530,014
Hill-Rom Holdings, Inc.	64,514	3,408,920
HMS Holdings Corp. *	103,098	1,077,374
ICU Medical, Inc. *	15,809	1,794,638
Inovalon Holdings, Inc., Class A *	23,982	524,966
Insulet Corp. *	64,139	1,905,570
Integra LifeSciences Holdings Corp. *	32,376	1,941,912
Invacare Corp.	34,035	598,676
IPC Healthcare, Inc. *	18,789	1,491,847
K2M Group Holdings, Inc. *	29,149	618,833
Kindred Healthcare, Inc.	95,311	1,913,845
Landauer, Inc.	12,391	475,938
LDR Holding Corp. *	31,451	1,173,751
LHC Group, Inc. *	13,222	572,513
LifePoint Health, Inc. *	51,497	4,023,461
Magellan Health, Inc. *	31,066	1,739,696
Masimo Corp. *	52,658	2,139,495
MedAssets, Inc. *	68,236	1,441,144
Medidata Solutions, Inc. *	63,142	3,032,079
Meridian Bioscience, Inc.	45,553	871,429
Merit Medical Systems, Inc. *	52,049	1,184,115
Molina Healthcare, Inc. *	45,905	3,424,054
National HealthCare Corp.	10,847	654,725
National Research Corp., Class A	10,269	130,930
Natus Medical, Inc. *	38,275	1,557,027
Neogen Corp. *	45,193	2,333,766
Nevro Corp. *	14,390	647,982
NuVasive, Inc. *	55,742	2,938,718
NxStage Medical, Inc. *	68,299	1,186,354
Security	Number of Shares	Value ($)
Omnicell, Inc. *	39,431	1,339,865
OraSure Technologies, Inc. *	69,563	375,640
Orthofix International N.V. *	22,387	839,065
Owens & Minor, Inc.	73,801	2,508,496
PharMerica Corp. *	37,204	1,217,315
Quality Systems, Inc.	53,354	725,081
Quidel Corp. *	32,834	676,052
SeaSpine Holdings Corp. *	9,685	136,849
Select Medical Holdings Corp.	114,691	1,479,514
STERIS Corp.	68,103	4,361,997
Surgical Care Affiliates, Inc. *	30,358	1,109,585
SurModics, Inc. *	16,420	373,555
Symmetry Surgical, Inc. *	10,208	91,566
Tandem Diabetes Care, Inc. *	19,633	225,387
Team Health Holdings, Inc. *	82,969	4,873,599
Teleflex, Inc.	47,767	6,247,924
The Ensign Group, Inc.	27,390	1,285,960
The Providence Service Corp. *	14,690	658,553
The Spectranetics Corp. *	49,821	839,484
Thoratec Corp. *	63,454	3,986,180
Tornier N.V. *	39,534	879,236
Triple-S Management Corp., Class B *	27,231	572,940
Universal American Corp. *	57,665	412,305
US Physical Therapy, Inc.	13,232	608,010
Vascular Solutions, Inc. *	18,502	639,429
VCA, Inc. *	93,836	5,196,638
Veeva Systems, Inc., Class A *	41,169	1,066,277
WellCare Health Plans, Inc. *	50,172	4,549,095
West Pharmaceutical Services, Inc.	81,161	4,532,842
Wright Medical Group, Inc. *	60,648	1,399,149
Zeltiq Aesthetics, Inc. *	32,647	1,053,519
		201,408,550
Household & Personal Products 0.5%
Central Garden & Pet Co., Class A *	48,924	618,889
Elizabeth Arden, Inc. *(a)	32,993	363,913
HRG Group, Inc. *	124,524	1,603,869
Inter Parfums, Inc.	17,028	437,620
Medifast, Inc. *	12,309	341,821
Natural Health Trends Corp. (a)	7,828	209,321
Nu Skin Enterprises, Inc., Class A	68,803	3,142,921
Revlon, Inc., Class A *	14,251	475,128
Spectrum Brands Holdings, Inc.	32,464	3,190,562
Synutra International, Inc. *(a)	26,462	132,310
USANA Health Sciences, Inc. *	6,774	992,323
WD-40 Co.	15,407	1,290,182
		12,798,859
Insurance 3.4%
Allied World Assurance Co. Holdings AG	109,775	4,384,413
Ambac Financial Group, Inc. *	57,884	940,615
American Equity Investment Life Holding Co.	93,330	2,264,186
American National Insurance Co.	9,842	977,212
AMERISAFE, Inc.	22,953	1,072,823
AmTrust Financial Services, Inc.	36,367	2,114,741
Argo Group International Holdings Ltd.	32,148	1,799,645
See financial notes    51

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Aspen Insurance Holdings Ltd.	70,770	3,249,051
Assurant, Inc.	78,228	5,816,252
Assured Guaranty Ltd.	170,232	4,300,060
Baldwin & Lyons, Inc., Class B	10,843	248,522
Citizens, Inc. *(a)	48,139	302,794
CNO Financial Group, Inc.	227,463	4,069,313
Crawford & Co., Class B	28,312	180,631
Donegal Group, Inc., Class A	8,661	123,766
eHealth, Inc. *	26,768	399,914
EMC Insurance Group, Inc.	7,165	163,935
Employers Holdings, Inc.	38,564	850,336
Endurance Specialty Holdings Ltd.	71,800	4,577,250
Enstar Group Ltd. *	12,537	1,831,781
FBL Financial Group, Inc., Class A	13,197	752,757
Fidelity & Guaranty Life	12,278	302,775
First American Financial Corp.	123,486	4,798,666
Global Indemnity plc *	8,094	217,243
Greenlight Capital Re Ltd., Class A *	32,940	839,970
Horace Mann Educators Corp.	48,067	1,596,786
Infinity Property & Casualty Corp.	13,103	1,012,600
James River Group Holdings Ltd.	12,085	333,546
Kansas City Life Insurance Co.	3,643	168,525
Kemper Corp.	56,878	2,014,619
Maiden Holdings Ltd.	63,927	916,074
MBIA, Inc. *	176,578	1,239,577
Mercury General Corp.	41,523	2,111,860
National General Holdings Corp.	79,460	1,456,502
National Interstate Corp.	7,636	211,517
National Western Life Insurance Co., Class A	2,242	509,876
Old Republic International Corp.	278,288	4,371,904
OneBeacon Insurance Group Ltd., Class A	25,145	363,345
Primerica, Inc.	56,964	2,420,400
ProAssurance Corp.	61,622	2,972,029
RLI Corp.	42,745	2,227,442
Safety Insurance Group, Inc.	14,116	742,219
Selective Insurance Group, Inc.	67,022	2,032,107
StanCorp Financial Group, Inc.	47,718	5,426,014
State Auto Financial Corp.	16,834	368,665
State National Cos., Inc.	34,278	325,641
Stewart Information Services Corp.	26,308	1,019,172
Symetra Financial Corp.	107,606	3,386,361
The Hanover Insurance Group, Inc.	50,315	3,969,853
The Navigators Group, Inc. *	11,433	869,480
Third Point Reinsurance Ltd. *	62,104	868,835
United Fire Group, Inc.	27,437	910,908
Validus Holdings Ltd.	95,299	4,219,840
White Mountains Insurance Group Ltd.	6,889	4,955,327
		99,599,675
Materials 4.7%
A. Schulman, Inc.	32,651	1,120,909
AK Steel Holding Corp. *(a)	216,313	668,407
Allegheny Technologies, Inc.	124,887	2,411,568
American Vanguard Corp.	31,854	425,569
AptarGroup, Inc.	71,616	4,824,054
Axiall Corp.	80,383	2,030,475
Balchem Corp.	35,757	2,092,857
Security	Number of Shares	Value ($)
Bemis Co., Inc.	111,483	4,729,109
Berry Plastics Group, Inc. *	135,625	4,014,500
Boise Cascade Co. *	45,733	1,484,036
Cabot Corp.	71,883	2,434,677
Calgon Carbon Corp.	62,109	1,009,892
Carpenter Technology Corp.	56,049	2,185,911
Century Aluminum Co. *	58,961	330,182
Chemtura Corp. *	75,315	2,048,568
Clearwater Paper Corp. *	22,128	1,240,496
Cliffs Natural Resources, Inc. (a)	172,610	685,262
Coeur Mining, Inc. *	148,325	498,372
Commercial Metals Co.	127,008	1,994,026
Compass Minerals International, Inc.	38,369	3,107,889
Cytec Industries, Inc.	82,186	6,098,201
Deltic Timber Corp.	12,058	748,922
Domtar Corp.	73,903	2,971,640
Eagle Materials, Inc.	56,559	4,628,223
Ferro Corp. *	96,854	1,191,304
Flotek Industries, Inc. *(a)	55,626	1,088,045
FutureFuel Corp.	28,368	285,949
Globe Specialty Metals, Inc.	73,583	1,011,030
Gold Resource Corp. (a)	66,102	157,323
Graphic Packaging Holding Co.	376,923	5,314,614
Greif, Inc., Class A	37,623	1,101,601
H.B. Fuller Co.	56,783	2,057,816
Hawkins, Inc.	12,348	469,841
Haynes International, Inc.	13,475	515,015
Headwaters, Inc. *	80,748	1,629,495
Hecla Mining Co.	429,607	884,990
Horsehead Holding Corp. *(a)	71,087	581,492
Innophos Holdings, Inc.	24,914	1,197,616
Innospec, Inc.	28,747	1,411,478
Intrepid Potash, Inc. *	68,459	541,511
Kaiser Aluminum Corp.	19,538	1,632,986
KapStone Paper & Packaging Corp.	96,679	2,106,635
Koppers Holdings, Inc.	25,445	529,256
Kraton Performance Polymers, Inc. *	33,412	705,327
Kronos Worldwide, Inc.	25,346	187,814
Louisiana-Pacific Corp. *	158,061	2,598,523
LSB Industries, Inc. *	20,728	495,606
Materion Corp.	24,995	773,845
McEwen Mining, Inc. (a)	284,550	259,652
Mercer International, Inc. *	44,681	511,597
Minerals Technologies, Inc.	39,098	2,103,081
Myers Industries, Inc.	25,574	364,685
Neenah Paper, Inc.	19,880	1,147,474
NewMarket Corp.	11,988	4,594,281
Olin Corp.	89,264	1,781,709
OM Group, Inc.	36,129	1,210,322
OMNOVA Solutions, Inc. *	44,611	280,603
P.H. Glatfelter Co.	48,726	879,992
Platform Specialty Products Corp. *	151,980	2,908,897
PolyOne Corp.	100,366	3,258,884
Quaker Chemical Corp.	15,861	1,258,729
Rayonier Advanced Materials, Inc.	47,709	325,375
Rentech, Inc. *	30,534	214,654
Resolute Forest Products, Inc. *	111,343	1,123,451
Schnitzer Steel Industries, Inc., Class A	29,777	515,440
52    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Schweitzer-Mauduit International, Inc.	36,387	1,285,553
Sensient Technologies Corp.	54,419	3,545,398
Silgan Holdings, Inc.	47,774	2,501,447
Sonoco Products Co.	121,963	4,795,585
Steel Dynamics, Inc.	285,798	5,567,345
Stepan Co.	20,845	938,650
Stillwater Mining Co. *	147,188	1,405,645
Summit Materials, Inc., Class A *	48,921	1,147,687
SunCoke Energy, Inc.	76,171	874,443
The Scotts Miracle-Gro Co., Class A	51,238	3,186,491
TimkenSteel Corp.	42,706	763,156
Tredegar Corp.	30,808	446,408
Trinseo S.A. *(a)	10,636	309,933
Tronox Ltd., Class A	69,451	559,081
United States Lime & Minerals, Inc.	1,774	87,352
United States Steel Corp.	166,732	2,731,070
Valhi, Inc. (a)	18,812	53,050
Wausau Paper Corp.	59,531	463,747
Worthington Industries, Inc.	52,707	1,348,772
		137,002,496
Media 1.9%
AMC Entertainment Holdings, Inc., Class A	22,216	643,820
Cable One, Inc. *	5,034	2,090,822
Carmike Cinemas, Inc. *	28,691	684,280
Central European Media Enterprises Ltd., Class A *(a)	93,176	204,987
Cinemark Holdings, Inc.	127,921	4,547,591
Clear Channel Outdoor Holdings, Inc., Class A *	47,651	388,832
Crown Media Holdings, Inc., Class A *	27,418	146,686
Cumulus Media, Inc., Class A *	138,650	198,269
DreamWorks Animation SKG, Inc., Class A *	85,563	1,706,126
Entercom Communications Corp., Class A *	19,829	218,516
Global Eagle Entertainment, Inc. *(a)	56,518	665,217
Gray Television, Inc. *	63,575	736,834
Harte-Hanks, Inc.	48,943	188,431
Hemisphere Media Group, Inc. *(a)	15,175	206,532
John Wiley & Sons, Inc., Class A	53,450	2,755,882
Liberty Broadband Corp., Class A *	28,239	1,538,178
Liberty Broadband Corp., Class C *	74,203	3,972,087
Lions Gate Entertainment Corp.	108,685	3,987,653
Live Nation Entertainment, Inc. *	165,587	4,076,752
Loral Space & Communications, Inc. *	14,343	777,534
Media General, Inc. *	107,402	1,261,973
Meredith Corp.	41,145	1,942,867
Morningstar, Inc.	23,068	1,840,365
National CineMedia, Inc.	73,937	972,271
New Media Investment Group, Inc.	46,489	693,616
Nexstar Broadcasting Group, Inc., Class A	35,064	1,629,775
Regal Entertainment Group, Class A	95,286	1,812,340
Security	Number of Shares	Value ($)
Rentrak Corp. *(a)	13,520	617,053
Scholastic Corp.	29,523	1,275,689
SFX Entertainment, Inc. *(a)	48,935	49,914
Sinclair Broadcast Group, Inc., Class A	82,545	2,210,555
Sizmek, Inc. *	26,462	173,855
Starz, Class A *	96,974	3,647,192
The E.W. Scripps Co., Class A	60,270	1,055,930
The McClatchy Co., Class A *	82,937	104,501
The New York Times Co., Class A	155,136	1,886,454
Time, Inc.	124,867	2,593,488
World Wrestling Entertainment, Inc., Class A (a)	33,139	664,768
		54,167,635
Pharmaceuticals, Biotechnology & Life Sciences 6.9%
ACADIA Pharmaceuticals, Inc. *	90,806	3,326,224
Accelerate Diagnostics, Inc. *(a)	31,793	623,779
Acceleron Pharma, Inc. *	10,312	298,842
Achillion Pharmaceuticals, Inc. *	123,716	914,261
Acorda Therapeutics, Inc. *	46,514	1,487,053
Aduro Biotech, Inc. *(a)	8,110	157,010
Aegerion Pharmaceuticals, Inc. *(a)	34,997	619,097
Affymetrix, Inc. *	85,765	800,187
Agios Pharmaceuticals, Inc. *	13,040	1,126,656
Akebia Therapeutics, Inc. *	24,448	170,158
Akorn, Inc. *	88,924	3,538,286
Alkermes plc *	172,133	10,252,241
Alnylam Pharmaceuticals, Inc. *	84,359	8,681,385
AMAG Pharmaceuticals, Inc. *	35,534	2,222,296
Anacor Pharmaceuticals, Inc. *	50,183	6,544,365
Arena Pharmaceuticals, Inc. *	286,573	776,613
ARIAD Pharmaceuticals, Inc. *	209,256	1,975,377
Array BioPharma, Inc. *	149,603	882,658
Atara Biotherapeutics, Inc. *	18,402	745,833
aTyr Pharma, Inc. *	8,154	118,070
Bellicum Pharmaceuticals, Inc. *(a)	8,017	136,770
Bio-Rad Laboratories, Inc., Class A *	24,195	3,371,089
Bio-Techne Corp.	42,721	4,036,280
BioCryst Pharmaceuticals, Inc. *	71,680	834,355
Bluebird Bio, Inc. *	40,473	5,385,742
Blueprint Medicines Corp. *	9,775	267,444
Bruker Corp. *	130,314	2,395,171
Cambrex Corp. *	34,736	1,660,728
Catalent, Inc. *	111,713	3,551,356
Celldex Therapeutics, Inc. *	112,475	1,669,129
Cepheid, Inc. *	84,562	4,121,552
Charles River Laboratories International, Inc. *	53,483	3,684,444
Chimerix, Inc. *	45,199	2,212,039
Clovis Oncology, Inc. *	36,785	2,864,080
Coherus Biosciences, Inc. *	13,566	374,422
Depomed, Inc. *	68,861	1,854,427
Dyax Corp. *	165,418	3,807,922
Emergent Biosolutions, Inc. *	36,796	1,224,939
Enanta Pharmaceuticals, Inc. *	15,346	599,108
Endocyte, Inc. *(a)	38,997	205,514
Epizyme, Inc. *(a)	24,241	484,820
Exact Sciences Corp. *(a)	109,328	2,417,242
Exelixis, Inc. *(a)	244,244	1,453,252
See financial notes    53

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
FibroGen, Inc. *	13,066	320,117
Fluidigm Corp. *	31,921	389,117
Foundation Medicine, Inc. *(a)	15,887	373,980
Genomic Health, Inc. *	18,409	506,616
Halozyme Therapeutics, Inc. *	123,773	2,161,077
ImmunoGen, Inc. *	96,932	1,304,705
Impax Laboratories, Inc. *	77,537	3,175,916
INC Research Holdings, Inc., Class A *	32,559	1,335,245
Infinity Pharmaceuticals, Inc. *	52,293	461,224
Insys Therapeutics, Inc. *(a)	28,280	916,838
Intercept Pharmaceuticals, Inc. *	15,501	2,941,470
Intra-Cellular Therapies, Inc. *	31,099	833,142
Intrexon Corp. *	42,575	1,894,587
Invitae Corp. *	6,858	70,020
Ironwood Pharmaceuticals, Inc. *	135,440	1,489,840
Isis Pharmaceuticals, Inc. *	137,169	6,883,140
Juno Therapeutics, Inc. *(a)	26,556	964,248
Karyopharm Therapeutics, Inc. *	21,165	293,347
Keryx Biopharmaceuticals, Inc. *(a)	118,955	735,142
Kindred Biosciences, Inc. *	16,295	96,466
Kite Pharma, Inc. *(a)	14,512	771,603
KYTHERA Biopharmaceuticals, Inc. *	22,029	1,646,007
Lannett Co., Inc. *	29,502	1,414,621
Lexicon Pharmaceuticals, Inc. *(a)	41,395	494,256
Ligand Pharmaceuticals, Inc. *	21,281	1,956,575
Lion Biotechnologies, Inc. *	51,588	366,791
Luminex Corp. *	46,601	849,070
MacroGenics, Inc. *	30,682	808,471
MannKind Corp. *(a)	293,622	1,112,827
Merrimack Pharmaceuticals, Inc. *	112,013	1,130,211
MiMedx Group, Inc. *(a)	104,368	1,013,413
Momenta Pharmaceuticals, Inc. *	65,302	1,274,042
Myriad Genetics, Inc. *(a)	81,319	3,054,342
Nektar Therapeutics *	146,217	1,615,698
Neurocrine Biosciences, Inc. *	88,988	4,127,263
NewLink Genetics Corp. *(a)	24,194	1,086,553
Novavax, Inc. *	308,208	3,319,400
OncoMed Pharmaceuticals, Inc. *(a)	14,229	278,746
Ophthotech Corp. *	12,558	552,929
OPKO Health, Inc. *(a)	358,255	3,876,319
Orexigen Therapeutics, Inc. *(a)	140,849	390,152
Organovo Holdings, Inc. *(a)	85,105	232,337
Osiris Therapeutics, Inc. *(a)	13,256	238,608
Pacira Pharmaceuticals, Inc. *	41,170	2,369,333
PAREXEL International Corp. *	62,840	4,129,845
PDL BioPharma, Inc.	180,673	1,020,802
Phibro Animal Health Corp., Class A	15,335	541,326
Portola Pharmaceuticals, Inc. *	61,855	2,917,082
PRA Health Sciences, Inc. *	18,871	710,116
Prestige Brands Holdings, Inc. *	59,666	2,775,662
PTC Therapeutics, Inc. *	25,467	972,585
Raptor Pharmaceutical Corp. *	87,811	1,065,147
Relypsa, Inc. *	29,842	685,172
Retrophin, Inc. *	35,039	960,769
Revance Therapeutics, Inc. *	14,511	439,103
Sagent Pharmaceuticals, Inc. *	26,469	528,851
Sangamo BioSciences, Inc. *	77,241	583,942
Sarepta Therapeutics, Inc. *(a)	44,819	1,600,038
SciClone Pharmaceuticals, Inc. *	56,683	445,528
Security	Number of Shares	Value ($)
Sequenom, Inc. *(a)	145,265	312,320
Spark Therapeutics, Inc. *(a)	7,891	344,127
Spectrum Pharmaceuticals, Inc. *	60,962	443,194
Sunesis Pharmaceuticals, Inc. *(a)	47,916	57,020
Synergy Pharmaceuticals, Inc. *(a)	114,777	803,439
Synta Pharmaceuticals Corp. *	146,869	293,738
TESARO, Inc. *	29,320	1,509,394
The Medicines Co. *	73,968	3,032,688
TherapeuticsMD, Inc. *	142,021	870,589
Theravance Biopharma, Inc. *(a)	27,449	399,657
Theravance, Inc. (a)	88,832	1,235,653
Ultragenyx Pharmaceutical, Inc. *	39,812	4,443,815
United Therapeutics Corp. *	52,970	7,978,341
Versartis, Inc. *(a)	20,220	262,253
Vitae Pharmaceuticals, Inc. *	7,955	61,731
VIVUS, Inc. *(a)	64,837	73,266
VWR Corp. *	52,965	1,390,331
XBiotech, Inc. *(a)	7,132	136,792
XOMA Corp. *(a)	97,639	81,128
ZIOPHARM Oncology, Inc. *(a)	151,344	1,318,206
		199,421,670
Real Estate 10.4%
Acadia Realty Trust	78,204	2,310,928
AG Mortgage Investment Trust, Inc.	36,172	597,923
Agree Realty Corp.	15,297	435,200
Alexander & Baldwin, Inc.	52,057	1,761,088
Alexander's, Inc.	3,637	1,320,231
Altisource Portfolio Solutions S.A. *(a)	17,839	480,047
Altisource Residential Corp.	68,346	1,043,643
American Assets Trust, Inc.	44,668	1,720,611
American Capital Mortgage Investment Corp.	55,824	852,432
American Homes 4 Rent, Class A	167,173	2,671,425
American Residential Properties, Inc.	36,145	612,658
Anworth Mortgage Asset Corp.	114,982	578,359
Apollo Commercial Real Estate Finance, Inc.	80,985	1,325,724
Apollo Residential Mortgage, Inc.	37,181	519,047
ARMOUR Residential REIT, Inc.	53,685	1,147,248
Ashford Hospitality Prime, Inc.	31,030	429,145
Ashford Hospitality Trust, Inc.	106,696	825,827
BioMed Realty Trust, Inc.	228,626	4,229,581
Blackstone Mortgage Trust, Inc., Class A	105,582	2,923,566
Brandywine Realty Trust	212,307	2,573,161
Campus Crest Communities, Inc.	79,431	410,658
Capstead Mortgage Corp.	106,149	1,106,073
CareTrust REIT, Inc.	59,046	661,906
CBL & Associates Properties, Inc.	196,240	2,920,051
Cedar Realty Trust, Inc.	67,151	420,365
Chambers Street Properties	280,545	1,899,290
Chesapeake Lodging Trust	68,452	1,978,947
Chimera Investment Corp.	235,205	3,295,222
Colony Capital, Inc., Class A	128,931	2,799,092
Columbia Property Trust, Inc.	142,870	3,054,561
Communications Sales & Leasing, Inc. *	140,239	2,818,804
CoreSite Realty Corp.	29,966	1,459,045
54    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Corporate Office Properties Trust	105,239	2,213,176
Cousins Properties, Inc.	242,163	2,220,635
CubeSmart	189,244	4,785,981
CyrusOne, Inc.	73,696	2,333,215
CYS Investments, Inc.	188,278	1,470,451
DCT Industrial Trust, Inc.	100,559	3,228,949
DiamondRock Hospitality Co.	224,490	2,640,002
Douglas Emmett, Inc.	157,149	4,342,027
DuPont Fabros Technology, Inc.	77,121	2,061,444
Dynex Capital, Inc.	46,661	312,629
EastGroup Properties, Inc.	35,237	1,902,798
Education Realty Trust, Inc.	54,484	1,593,657
Empire State Realty Trust, Inc., Class A	126,197	2,045,653
EPR Properties	65,970	3,357,213
Equity Commonwealth *	149,487	3,840,321
Equity LifeStyle Properties, Inc.	93,822	5,231,515
Equity One, Inc.	85,543	2,011,116
FelCor Lodging Trust, Inc.	150,175	1,211,912
First Industrial Realty Trust, Inc.	125,900	2,441,201
First Potomac Realty Trust	70,484	740,787
Forest City Enterprises, Inc., Class A *	221,180	4,762,005
Forestar Group, Inc. *	43,555	563,166
Franklin Street Properties Corp.	108,771	1,132,306
FRP Holdings, Inc. *	6,883	214,130
Gaming & Leisure Properties, Inc.	106,738	3,302,474
Getty Realty Corp.	31,997	504,273
Government Properties Income Trust	81,785	1,295,474
Hatteras Financial Corp.	109,724	1,780,821
Healthcare Realty Trust, Inc.	114,955	2,632,469
Healthcare Trust of America, Inc., Class A	142,998	3,433,382
Hersha Hospitality Trust	58,499	1,429,716
Highwoods Properties, Inc.	106,301	4,033,060
Home Properties, Inc.	65,412	4,854,225
Hospitality Properties Trust	174,746	4,494,467
Hudson Pacific Properties, Inc.	83,605	2,373,546
InfraREIT, Inc. *	22,122	623,398
Inland Real Estate Corp.	94,071	791,137
Invesco Mortgage Capital, Inc.	139,545	1,897,812
Investors Real Estate Trust	131,254	878,089
iStar, Inc. *	93,176	1,161,905
Kennedy-Wilson Holdings, Inc.	93,274	2,234,845
Kite Realty Group Trust	97,800	2,299,278
Ladder Capital Corp., Class A	19,493	303,701
LaSalle Hotel Properties	129,516	4,074,573
Lexington Realty Trust	247,553	1,997,753
LTC Properties, Inc.	40,656	1,658,358
Mack-Cali Realty Corp.	96,248	1,802,725
Marcus & Millichap, Inc. *	14,942	634,437
Medical Properties Trust, Inc.	268,959	3,138,752
MFA Financial, Inc.	417,509	2,968,489
Mid-America Apartment Communities, Inc.	85,554	6,723,689
Monmouth Real Estate Investment Corp.	62,784	597,704
Monogram Residential Trust, Inc.	178,902	1,656,633
National Health Investors, Inc.	39,039	2,151,049
National Storage Affiliates Trust	34,874	451,270
New Residential Investment Corp.	260,431	3,687,703
Security	Number of Shares	Value ($)
New Senior Investment Group, Inc.	102,666	1,169,366
New York Mortgage Trust, Inc. (a)	127,188	831,810
New York REIT, Inc.	181,891	1,742,516
Newcastle Investment Corp.	77,667	380,568
NorthStar Realty Finance Corp.	314,887	4,424,162
Omega Healthcare Investors, Inc.	182,746	6,173,160
One Liberty Properties, Inc.	14,690	320,683
Outfront Media, Inc.	157,826	3,571,602
Paramount Group, Inc.	162,573	2,672,700
Parkway Properties, Inc.	90,880	1,439,539
Pebblebrook Hotel Trust	81,516	3,102,499
Pennsylvania Real Estate Investment Trust	78,126	1,550,020
PennyMac Mortgage Investment Trust	80,095	1,207,032
Piedmont Office Realty Trust, Inc., Class A	181,238	3,073,796
Post Properties, Inc.	61,881	3,425,732
Potlatch Corp.	45,482	1,501,816
PS Business Parks, Inc.	22,155	1,616,429
QTS Realty Trust, Inc., Class A	45,832	1,841,988
RAIT Financial Trust	83,275	432,197
Ramco-Gershenson Properties Trust	91,934	1,424,977
Redwood Trust, Inc.	98,974	1,444,031
Resource Capital Corp.	157,396	509,963
Retail Opportunity Investments Corp.	115,134	1,834,085
Retail Properties of America, Inc., Class A	278,501	3,801,539
Rexford Industrial Realty, Inc.	61,673	796,815
RLJ Lodging Trust	152,180	4,191,037
Rouse Properties, Inc.	42,463	659,875
Ryman Hospitality Properties, Inc.	60,050	3,076,361
Sabra Health Care REIT, Inc.	71,498	1,713,807
Saul Centers, Inc.	15,188	749,376
Select Income REIT	40,735	755,634
Silver Bay Realty Trust Corp.	46,904	734,517
Sovran Self Storage, Inc.	41,852	3,755,380
Spirit Realty Capital, Inc.	501,981	4,819,018
STAG Industrial, Inc.	73,028	1,245,858
Starwood Property Trust, Inc.	273,559	5,821,336
Starwood Waypoint Residential Trust	42,641	1,027,222
STORE Capital Corp.	57,784	1,164,925
Strategic Hotels & Resorts, Inc. *	313,217	4,225,297
Summit Hotel Properties, Inc.	102,121	1,238,728
Sun Communities, Inc.	58,680	3,826,523
Sunstone Hotel Investors, Inc.	244,733	3,384,657
Tanger Factory Outlet Centers, Inc.	109,473	3,463,726
Tejon Ranch Co. *	17,375	410,571
The Geo Group, Inc.	85,691	2,573,301
The Howard Hughes Corp. *	41,315	5,188,751
The St. Joe Co. *	104,409	1,821,937
Two Harbors Investment Corp.	419,794	3,971,251
Universal Health Realty Income Trust	16,516	759,736
Urban Edge Properties	109,265	2,284,731
Urstadt Biddle Properties, Inc., Class A	33,797	605,980
Washington Real Estate Investment Trust	80,277	1,974,814
See financial notes    55

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Western Asset Mortgage Capital Corp. (a)	47,110	602,066
Whitestone REIT	27,391	312,805
WP GLIMCHER, Inc.	211,419	2,560,284
Xenia Hotels & Resorts, Inc.	128,230	2,372,255
		301,286,138
Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	23,102	193,826
Aaron's, Inc.	74,227	2,794,647
Abercrombie & Fitch Co., Class A (a)	77,300	1,535,178
America's Car-Mart, Inc. *	8,028	287,402
American Eagle Outfitters, Inc.	201,347	3,426,926
Asbury Automotive Group, Inc. *	31,793	2,561,562
Ascena Retail Group, Inc. *	207,383	2,503,110
Barnes & Noble Education, Inc. *	44,123	569,187
Barnes & Noble, Inc.	70,459	1,099,865
Big Lots, Inc.	61,012	2,927,966
Blue Nile, Inc. *	12,623	429,939
Boot Barn Holdings, Inc. *	13,247	289,314
Burlington Stores, Inc. *	85,837	4,557,086
Cabela's, Inc. *	54,551	2,453,158
Caleres, Inc.	49,990	1,664,667
Chico's FAS, Inc.	181,214	2,701,901
Conn's, Inc. *(a)	29,085	868,187
Core-Mark Holding Co., Inc.	26,634	1,600,970
CST Brands, Inc.	88,948	3,088,275
DSW, Inc., Class A	82,466	2,448,416
Etsy, Inc. *(a)	18,468	264,646
Express, Inc. *	96,280	1,964,112
Five Below, Inc. *	62,247	2,407,091
Francesca's Holdings Corp. *	45,408	510,386
Fred's, Inc., Class A	41,187	540,373
FTD Cos., Inc. *	22,779	680,864
Genesco, Inc. *	27,041	1,619,485
GNC Holdings, Inc., Class A	99,730	4,667,364
Group 1 Automotive, Inc.	24,492	2,140,601
Guess?, Inc.	74,886	1,655,729
Haverty Furniture Cos., Inc.	26,255	606,753
Hibbett Sports, Inc. *	27,571	1,089,054
HSN, Inc.	36,998	2,249,848
J.C. Penney Co., Inc. *	350,726	3,195,114
Lands' End, Inc. *(a)	15,907	404,674
Liberty TripAdvisor Holdings, Inc., Class A *	79,603	2,019,528
Liberty Ventures, Series A *	150,743	5,989,019
Lithia Motors, Inc., Class A	25,613	2,730,346
Lumber Liquidators Holdings, Inc. *(a)	30,792	465,267
MarineMax, Inc. *	28,697	467,761
Mattress Firm Holding Corp. *(a)	18,428	1,107,339
Monro Muffler Brake, Inc.	35,873	2,273,989
Murphy USA, Inc. *	49,366	2,523,096
Nutrisystem, Inc.	36,810	1,029,944
Office Depot, Inc. *	556,357	4,411,911
Orbitz Worldwide, Inc. *	108,792	1,247,844
Outerwall, Inc. (a)	20,120	1,239,392
Overstock.com, Inc. *	18,484	363,211
Party City Holdco, Inc. *	21,179	358,772
Penske Automotive Group, Inc.	47,246	2,390,648
Security	Number of Shares	Value ($)
PetMed Express, Inc. (a)	23,196	384,590
Pier 1 Imports, Inc.	106,593	1,085,117
Pool Corp.	50,484	3,517,725
Rent-A-Center, Inc.	61,991	1,666,938
Restoration Hardware Holdings, Inc. *	41,857	3,870,935
Sears Holdings Corp. *(a)	56,551	1,508,781
Sears Hometown & Outlet Stores, Inc. *	9,064	69,612
Select Comfort Corp. *	61,932	1,508,044
Shoe Carnival, Inc.	18,641	482,802
Shutterfly, Inc. *	43,953	1,708,014
Sonic Automotive, Inc., Class A	38,031	818,047
Stage Stores, Inc.	39,685	426,217
Stein Mart, Inc.	33,186	356,418
Systemax, Inc. *	10,933	99,709
The Buckle, Inc. (a)	32,996	1,392,431
The Cato Corp., Class A	30,541	1,072,905
The Children's Place, Inc.	22,474	1,346,642
The Container Store Group, Inc. *(a)	13,665	231,075
The Finish Line, Inc., Class A	53,765	1,417,783
The Men's Wearhouse, Inc.	51,972	2,933,819
The Michaels Cos., Inc. *	85,112	2,230,786
The Pep Boys-Manny, Moe & Jack *	65,507	792,635
Tile Shop Holdings, Inc. *(a)	32,285	384,192
Travelport Worldwide Ltd. (a)	33,899	449,162
Tuesday Morning Corp. *	52,570	416,880
Vitamin Shoppe, Inc. *	35,203	1,260,267
Wayfair, Inc., Class A *(a)	12,269	457,634
Weyco Group, Inc.	5,888	158,682
Winmark Corp.	2,342	231,624
zulily, Inc., Class A *	20,998	372,715
Zumiez, Inc. *	26,015	606,410
		123,874,334
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	45,527	1,104,940
Advanced Micro Devices, Inc. *(a)	712,639	1,289,877
Amkor Technology, Inc. *	129,890	701,406
Applied Micro Circuits Corp. *	92,132	538,972
Atmel Corp.	479,336	3,916,175
Brooks Automation, Inc.	82,699	858,416
Cabot Microelectronics Corp. *	27,152	1,177,854
Cavium, Inc. *	62,937	4,280,975
CEVA, Inc. *	20,293	390,640
Cirrus Logic, Inc. *	74,169	2,236,937
Cohu, Inc.	26,485	256,905
Cypress Semiconductor Corp. *	382,239	3,822,390
Diodes, Inc. *	41,100	809,259
Entegris, Inc. *	165,113	2,267,002
Exar Corp. *	50,026	295,153
Fairchild Semiconductor International, Inc. *	129,245	1,757,732
FormFactor, Inc. *	68,442	455,139
Inphi Corp. *	30,743	729,839
Integrated Device Technology, Inc. *	166,627	3,164,247
Integrated Silicon Solution, Inc.	36,416	800,060
Intersil Corp., Class A	146,258	1,541,559
IXYS Corp.	29,795	351,283
Kulicke & Soffa Industries, Inc. *	85,618	904,126
Lattice Semiconductor Corp. *	144,037	602,075
56    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
M/A-COM Technology Solutions Holdings, Inc. *	23,165	683,599
Microsemi Corp. *	107,161	3,403,433
MKS Instruments, Inc.	63,276	2,132,401
Monolithic Power Systems, Inc.	40,665	1,955,580
Nanometrics, Inc. *	27,469	381,544
OmniVision Technologies, Inc. *	66,337	1,585,454
ON Semiconductor Corp. *	488,738	4,669,892
PDF Solutions, Inc. *	32,021	390,016
Photronics, Inc. *	78,300	713,313
PMC-Sierra, Inc. *	234,196	1,473,093
Power Integrations, Inc.	34,169	1,341,133
Qorvo, Inc. *	172,913	9,598,401
Rambus, Inc. *	127,565	1,713,198
Rudolph Technologies, Inc. *	36,925	471,163
Semtech Corp. *	75,232	1,275,182
Silicon Laboratories, Inc. *	44,734	1,945,034
SolarEdge Technologies, Inc. *	8,008	201,161
SunEdison Semiconductor Ltd. *	48,469	581,628
SunEdison, Inc. *	333,765	3,471,156
SunPower Corp. *	62,228	1,509,651
Synaptics, Inc. *	42,229	2,959,831
Teradyne, Inc.	246,029	4,438,363
Tessera Technologies, Inc.	52,487	1,718,424
Ultratech, Inc. *	30,420	523,224
Veeco Instruments, Inc. *	47,609	1,098,340
		84,487,175
Software & Services 8.6%
A10 Networks, Inc. *	23,556	156,412
ACI Worldwide, Inc. *	134,466	2,868,160
Actua Corp. *	44,363	631,285
Acxiom Corp. *	92,024	1,928,823
Angie's List, Inc. *(a)	51,294	271,345
Aspen Technology, Inc. *	101,118	3,829,339
Bankrate, Inc. *	68,106	671,525
Barracuda Networks, Inc. *	10,899	286,535
Bazaarvoice, Inc. *	67,248	349,017
Benefitfocus, Inc. *(a)	14,536	533,180
Blackbaud, Inc.	52,355	2,991,565
Blackhawk Network Holdings, Inc. *	61,302	2,422,042
Blucora, Inc. *	51,987	725,739
Booz Allen Hamilton Holding Corp.	113,212	3,022,760
Bottomline Technologies (DE), Inc. *	43,061	1,151,451
Broadridge Financial Solutions, Inc.	138,192	7,295,156
BroadSoft, Inc. *	31,486	993,698
CACI International, Inc., Class A *	27,695	2,171,842
Carbonite, Inc. *	14,063	154,834
Cardtronics, Inc. *	52,523	1,812,043
Cass Information Systems, Inc.	11,210	540,322
ChannelAdvisor Corp. *	22,911	260,727
Ciber, Inc. *	74,853	255,997
CommVault Systems, Inc. *	48,778	1,748,204
comScore, Inc. *	38,502	2,010,189
Comverse, Inc. *	28,508	537,091
Constant Contact, Inc. *	35,298	873,978
Convergys Corp.	115,707	2,614,978
CoreLogic, Inc. *	104,165	3,953,062
Cornerstone OnDemand, Inc. *	54,263	1,939,360
CoStar Group, Inc. *	37,047	6,558,801
Coupons.com, Inc. *(a)	19,175	179,094
Security	Number of Shares	Value ($)
CSG Systems International, Inc.	35,698	1,103,425
Cvent, Inc. *	21,009	662,624
Dealertrack Technologies, Inc. *	52,056	3,267,035
Demandware, Inc. *	36,967	2,062,389
DHI Group, Inc. *	40,217	313,693
DST Systems, Inc.	32,495	3,328,138
EarthLink Holdings Corp.	124,547	1,044,949
Ebix, Inc. (a)	33,549	952,456
Ellie Mae, Inc. *	32,305	2,339,851
Endurance International Group Holdings, Inc. *	65,711	1,004,721
EnerNOC, Inc. *	30,605	285,851
Envestnet, Inc. *	40,394	1,261,505
EPAM Systems, Inc. *	28,772	2,031,591
Epiq Systems, Inc.	33,664	428,206
ePlus, Inc. *	6,633	502,251
Euronet Worldwide, Inc. *	56,778	3,660,478
Everi Holdings, Inc. *	81,740	422,596
EVERTEC, Inc.	73,939	1,338,296
Everyday Health, Inc. *	8,668	84,600
ExlService Holdings, Inc. *	38,547	1,394,630
Fair Isaac Corp.	36,444	3,118,513
Five9, Inc. *	12,545	49,302
Forrester Research, Inc.	13,221	417,916
Fortinet, Inc. *	162,902	6,864,690
Genpact Ltd. *	179,009	4,117,207
Gigamon, Inc. *	28,400	646,952
GoDaddy, Inc., Class A *	26,202	657,146
Gogo, Inc. *(a)	60,712	964,714
GrubHub, Inc. *	19,828	524,451
Guidewire Software, Inc. *	84,522	4,725,625
Heartland Payment Systems, Inc.	41,241	2,457,139
HomeAway, Inc. *	99,158	2,844,843
Hortonworks, Inc. *(a)	6,650	158,004
HubSpot, Inc. *	10,706	506,287
Imperva, Inc. *	28,595	1,703,690
Infoblox, Inc. *	56,674	1,090,408
Interactive Intelligence Group, Inc. *	20,737	726,002
Internap Corp. *	61,217	487,899
Intralinks Holdings, Inc. *	45,539	466,319
j2 Global, Inc.	52,267	3,636,738
Jive Software, Inc. *	49,954	225,293
Leidos Holdings, Inc.	71,936	3,027,067
Liquidity Services, Inc. *	33,192	248,940
LivePerson, Inc. *	60,196	550,793
LogMeIn, Inc. *	28,391	1,769,895
Manhattan Associates, Inc. *	85,144	4,979,221
ManTech International Corp., Class A	25,981	711,620
Marketo, Inc. *	31,514	882,707
MAXIMUS, Inc.	76,209	4,614,455
Mentor Graphics Corp.	114,191	2,950,695
MicroStrategy, Inc., Class A *	10,337	2,053,962
MoneyGram International, Inc. *	36,336	317,577
Monotype Imaging Holdings, Inc.	43,628	924,041
Monster Worldwide, Inc. *	106,283	772,677
NeuStar, Inc., Class A *(a)	64,329	1,797,996
New Relic, Inc. *	5,612	182,727
NIC, Inc.	69,284	1,305,311
OPOWER, Inc. *(a)	7,627	69,101
Pandora Media, Inc. *	215,845	3,872,259
Paycom Software, Inc. *	29,058	1,119,895
See financial notes    57

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Paylocity Holding Corp. *	23,200	766,064
Pegasystems, Inc.	40,725	998,170
Perficient, Inc. *	43,360	718,042
Progress Software Corp. *	56,360	1,526,792
Proofpoint, Inc. *	40,585	2,286,559
PROS Holdings, Inc. *	35,306	780,969
PTC, Inc. *	129,727	4,296,558
Q2 Holdings, Inc. *	19,767	517,105
Qlik Technologies, Inc. *	103,067	3,902,117
Qualys, Inc. *	24,413	709,442
RealNetworks, Inc. *	27,069	117,209
RealPage, Inc. *	57,609	1,060,582
RetailMeNot, Inc. *	45,674	411,066
RingCentral, Inc., Class A *	38,263	658,506
Rocket Fuel, Inc. *(a)	30,713	188,271
Rovi Corp. *	98,154	1,086,565
Science Applications International Corp.	45,641	2,225,912
SciQuest, Inc. *	30,327	332,990
ServiceSource International, Inc. *	77,054	365,236
Shutterstock, Inc. *(a)	17,391	582,772
Silver Spring Networks, Inc. *	33,007	382,881
SolarWinds, Inc. *	77,867	3,095,213
Splunk, Inc. *	142,799	8,849,254
SPS Commerce, Inc. *	18,419	1,252,860
SS&C Technologies Holdings, Inc.	85,693	5,804,844
Stamps.com, Inc. *	17,516	1,442,267
Sykes Enterprises, Inc. *	43,670	1,098,300
Synchronoss Technologies, Inc. *	42,875	1,731,721
Syntel, Inc. *	34,720	1,543,304
Tableau Software, Inc., Class A *	46,934	4,419,775
Take-Two Interactive Software, Inc. *	95,473	2,781,128
Tangoe, Inc. *	41,642	312,315
TeleTech Holdings, Inc.	19,725	533,561
Textura Corp. *(a)	22,151	572,825
The Rubicon Project, Inc. *	22,324	321,466
The Ultimate Software Group, Inc. *	32,430	5,713,842
TiVo, Inc. *	116,482	1,059,986
TrueCar, Inc. *(a)	17,949	106,079
Tyler Technologies, Inc. *	38,156	5,267,054
Unisys Corp. *	56,966	750,242
Varonis Systems, Inc. *	6,015	119,097
VASCO Data Security International, Inc. *(a)	31,957	534,321
VeriFone Systems, Inc. *	129,830	4,055,889
Verint Systems, Inc. *	70,328	3,750,592
VirnetX Holding Corp. *(a)	49,315	179,013
Virtusa Corp. *	31,692	1,677,141
Web.com Group, Inc. *	56,427	1,214,873
WebMD Health Corp. *	40,356	1,659,842
WEX, Inc. *	44,388	4,195,998
Workiva, Inc. *	9,144	131,034
XO Group, Inc. *	31,583	462,691
Xoom Corp. *	34,216	849,583
Yelp, Inc. *	73,851	1,793,102
Zendesk, Inc. *	58,840	1,216,811
Zillow Group, Inc., Class A *(a)	50,993	1,294,202
Zillow Group, Inc., Class C *(a)	101,986	2,514,975
Zynga, Inc., Class A *	750,731	1,899,349
		249,886,273
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	61,159	979,767
Aerohive Networks, Inc. *(a)	9,156	56,950
Anixter International, Inc. *	31,846	2,027,316
Arista Networks, Inc. *	5,775	431,912
ARRIS Group, Inc. *	149,778	3,957,135
Avid Technology, Inc. *	36,005	299,202
AVX Corp.	58,645	765,904
Badger Meter, Inc.	16,431	957,763
Belden, Inc.	49,196	2,478,986
Benchmark Electronics, Inc. *	63,011	1,346,545
Black Box Corp.	20,924	322,230
Brocade Communications Systems, Inc.	493,762	5,258,565
CalAmp Corp. *	42,326	703,458
Calix, Inc. *	54,654	437,779
CDW Corp.	160,306	6,372,164
Checkpoint Systems, Inc.	50,253	406,044
Ciena Corp. *	138,464	3,096,055
Cognex Corp.	98,966	3,519,231
Coherent, Inc. *	28,150	1,641,145
CommScope Holding Co., Inc. *	141,883	4,589,915
Comtech Telecommunications Corp.	17,749	473,543
Control4 Corp. *(a)	17,583	157,720
Cray, Inc. *	46,304	981,182
CTS Corp.	35,198	663,482
Daktronics, Inc.	44,989	390,954
Diebold, Inc.	72,091	2,243,472
Dolby Laboratories, Inc., Class A	49,275	1,604,394
DTS, Inc. *	17,704	469,687
EchoStar Corp., Class A *	48,759	2,174,651
Electro Rent Corp.	22,082	235,394
Electronics For Imaging, Inc. *	52,250	2,286,983
Extreme Networks, Inc. *	118,448	355,344
Fabrinet *	30,986	616,002
FARO Technologies, Inc. *	19,499	757,536
FEI Co.	47,915	3,616,624
Finisar Corp. *	120,035	1,852,140
GSI Group, Inc. *	31,032	403,106
Harmonic, Inc. *	105,539	608,960
II-VI, Inc. *	71,113	1,201,099
Infinera Corp. *	172,178	3,756,924
Ingram Micro, Inc., Class A	177,699	4,808,535
Insight Enterprises, Inc. *	44,744	1,132,471
InterDigital, Inc.	42,368	2,095,945
InvenSense, Inc. *(a)	82,745	844,826
IPG Photonics Corp. *	40,398	3,410,399
Itron, Inc. *	44,727	1,341,810
Ixia *	68,676	1,062,418
Knowles Corp. *(a)	104,147	1,695,513
Lexmark International, Inc., Class A	70,887	2,125,192
Littelfuse, Inc.	26,122	2,344,450
Lumentum Holdings, Inc. *	52,785	1,041,976
Maxwell Technologies, Inc. *(a)	36,845	196,752
Methode Electronics, Inc.	42,514	1,129,597
MTS Systems Corp.	17,881	1,064,635
NETGEAR, Inc. *	40,147	1,219,666
NetScout Systems, Inc. *	108,248	3,956,464
Newport Corp. *	47,226	722,558
Nimble Storage, Inc. *	31,167	830,912
58    See financial notes

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
OSI Systems, Inc. *	21,012	1,534,717
Palo Alto Networks, Inc. *	79,243	13,013,285
Park Electrochemical Corp.	25,250	444,653
PC Connection, Inc.	22,944	483,430
Plantronics, Inc.	44,106	2,344,675
Plexus Corp. *	37,514	1,428,158
Polycom, Inc. *	154,958	1,667,348
QLogic Corp. *	100,866	1,042,954
Quantum Corp. *	290,389	339,755
RealD, Inc. *	54,451	512,384
Rofin-Sinar Technologies, Inc. *	30,844	785,597
Rogers Corp. *	20,593	1,146,206
Ruckus Wireless, Inc. *	65,341	739,660
Sanmina Corp. *	92,636	1,782,317
ScanSource, Inc. *	34,081	1,301,894
ShoreTel, Inc. *	70,372	523,568
Silicon Graphics International Corp. *	42,756	213,780
Sonus Networks, Inc. *	58,575	412,368
Super Micro Computer, Inc. *	41,172	1,126,054
SYNNEX Corp.	31,843	2,521,647
Tech Data Corp. *	40,922	2,669,751
TTM Technologies, Inc. *	67,623	461,189
Ubiquiti Networks, Inc. (a)	29,613	1,041,193
Universal Display Corp. *	46,842	1,725,659
ViaSat, Inc. *	51,312	3,015,606
Viavi Solutions, Inc. *	263,951	1,417,417
Vishay Intertechnology, Inc.	153,691	1,518,467
Zebra Technologies Corp., Class A *	58,687	4,863,979
		145,599,093
Telecommunication Services 0.5%
8x8, Inc. *	91,244	705,316
Atlantic Tele-Network, Inc.	12,348	882,265
Cincinnati Bell, Inc. *	254,444	872,743
Cogent Communications Holdings, Inc.	48,083	1,335,265
Consolidated Communications Holdings, Inc.	51,384	1,002,502
FairPoint Communications, Inc. *	25,557	418,112
General Communication, Inc., Class A *	34,951	588,924
Globalstar, Inc. *(a)	295,459	520,008
IDT Corp., Class B	22,800	356,136
inContact, Inc. *	68,676	518,504
Intelsat S.A. *(a)	16,515	159,700
Iridium Communications, Inc. *(a)	94,178	701,626
NTELOS Holdings Corp. *	27,378	251,056
Pacific DataVision, Inc. *(a)	14,413	460,784
Premiere Global Services, Inc. *	53,153	572,989
Shenandoah Telecommunications Co.	25,361	981,217
Spok Holdings, Inc.	23,191	382,883
Telephone & Data Systems, Inc.	113,063	3,215,512
United States Cellular Corp. *	17,404	642,556
Vonage Holdings Corp. *	193,966	1,076,511
		15,644,609
Security	Number of Shares	Value ($)
Transportation 2.4%
Air Transport Services Group, Inc. *	60,869	553,299
Alaska Air Group, Inc.	151,596	11,348,476
Allegiant Travel Co.	15,429	3,136,098
AMERCO	7,075	2,650,012
ArcBest Corp.	27,156	784,265
Atlas Air Worldwide Holdings, Inc. *	28,392	1,172,873
Celadon Group, Inc.	33,738	644,058
Con-way, Inc.	65,284	2,297,997
Echo Global Logistics, Inc. *	26,846	624,438
Forward Air Corp.	34,310	1,544,636
Hawaiian Holdings, Inc. *	60,025	1,360,166
Heartland Express, Inc.	63,792	1,291,150
Hub Group, Inc., Class A *	37,921	1,429,242
JetBlue Airways Corp. *	303,975	6,784,722
Knight Transportation, Inc.	71,443	1,943,250
Landstar System, Inc.	50,935	3,371,897
Marten Transport Ltd.	28,238	522,685
Matson, Inc.	49,370	1,860,262
Old Dominion Freight Line, Inc. *	80,239	5,335,091
Park-Ohio Holdings Corp.	10,843	390,999
Republic Airways Holdings, Inc. *	62,120	191,330
Roadrunner Transportation Systems, Inc. *	31,357	679,820
Ryder System, Inc.	64,281	5,269,114
Saia, Inc. *	28,185	1,058,347
SkyWest, Inc.	58,821	935,254
Spirit Airlines, Inc. *	84,839	4,347,999
Swift Transportation Co. *	96,974	1,890,023
Universal Truckload Services, Inc.	8,812	172,980
UTi Worldwide, Inc. *	106,407	757,618
Virgin America, Inc. *(a)	15,160	494,671
Werner Enterprises, Inc.	49,889	1,321,560
Wesco Aircraft Holdings, Inc. *	60,784	853,407
XPO Logistics, Inc. *(a)	79,999	2,807,965
		69,825,704
Utilities 3.1%
ALLETE, Inc.	49,839	2,381,308
American States Water Co.	44,736	1,688,784
Atmos Energy Corp.	115,548	6,330,875
Avista Corp.	64,382	2,020,951
Black Hills Corp.	50,854	2,022,972
California Water Service Group	53,424	1,102,137
Chesapeake Utilities Corp.	16,831	829,263
Cleco Corp.	70,345	3,769,085
Connecticut Water Service, Inc.	12,595	437,676
Dynegy, Inc. *	130,159	3,351,594
El Paso Electric Co.	47,982	1,698,563
Great Plains Energy, Inc.	175,887	4,383,104
Hawaiian Electric Industries, Inc.	122,931	3,475,259
IDACORP, Inc.	59,111	3,509,420
MGE Energy, Inc.	41,595	1,599,744
Middlesex Water Co.	18,767	427,137
New Jersey Resources Corp.	96,501	2,728,083
Northwest Natural Gas Co.	30,383	1,336,244
NorthWestern Corp.	58,499	3,020,888
NRG Yield, Inc., Class A (a)	38,999	613,454
NRG Yield, Inc., Class C (a)	65,967	1,059,430
ONE Gas, Inc.	59,097	2,539,398
See financial notes    59

Schwab U.S. Small-Cap ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Ormat Technologies, Inc.	42,640	1,500,928
Otter Tail Corp.	41,321	1,066,495
Pattern Energy Group, Inc.	64,702	1,466,794
Piedmont Natural Gas Co., Inc.	91,910	3,545,888
PNM Resources, Inc.	93,410	2,392,230
Portland General Electric Co.	100,289	3,463,982
Questar Corp.	205,478	3,967,780
SJW Corp.	16,843	484,068
South Jersey Industries, Inc.	75,968	1,830,829
Southwest Gas Corp.	52,490	2,891,674
Talen Energy Corp. *	93,531	1,332,817
TerraForm Power, Inc., Class A *	70,944	1,596,240
The Empire District Electric Co.	48,021	1,039,655
The Laclede Group, Inc.	49,410	2,615,766
UIL Holdings Corp.	65,943	3,002,385
Unitil Corp.	14,527	523,117
Vectren Corp.	96,693	3,889,959
Vivint Solar, Inc. *(a)	24,879	309,495
WGL Holdings, Inc.	56,467	3,060,512
		90,305,983
Total Common Stock
(Cost $2,640,079,527)		2,888,774,055

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Forest Laboratories, Inc., CVR *(b)(c)	5,521	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	45,801	115,419
Total Rights
(Cost $115,419)		115,419

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(b)(c)	11,911	—
Total Warrants
(Cost $—)		—

Other Investment Companies 3.0% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	7,775,150	7,775,150
Security	Number of Shares	Value ($)
Securities Lending Collateral 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	77,911,683	77,911,683
Total Other Investment Companies
(Cost $85,686,833)		85,686,833

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $2,727,145,511 and the unrealized appreciation and depreciation were $471,769,085 and ($224,338,289), respectively, with a net unrealized appreciation of $247,430,796.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $75,089,306. Non-cash collateral pledged to the fund for securities on loan amounted to $35,619.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $115,419 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
In addition to the above, the fund held the following at 08/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, e-mini, Long, expires 09/18/15	22	2,546,500	83,695
60    See financial notes

Schwab U.S. Dividend Equity ETF
Portfolio Holdings  as of August 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.csimfunds.com/schwabetfs_prospectus.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	2,594,120,757	2,487,882,717
0.0%	Other Investment Companies	839,284	848,642
99.6%	Total Investments	2,594,960,041	2,488,731,359
0.4%	Other Assets and Liabilities, Net		9,076,324
100.0%	Net Assets		2,497,807,683

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Banks 0.2%
PacWest Bancorp	60,190	2,566,502
Umpqua Holdings Corp.	134,724	2,251,238
		4,817,740
Capital Goods 12.1%
3M Co.	392,143	55,739,206
Caterpillar, Inc.	374,894	28,656,897
Eaton Corp. plc	294,438	16,800,632
Emerson Electric Co.	423,702	20,219,059
Fastenal Co.	166,613	6,421,265
Lockheed Martin Corp.	166,175	33,431,087
PACCAR, Inc.	219,617	12,950,815
Raytheon Co.	190,689	19,557,064
Rockwell Automation, Inc.	83,964	9,389,694
The Boeing Co.	404,675	52,882,929
United Technologies Corp.	510,900	46,803,549
		302,852,197
Commercial & Professional Services 0.1%
R.R. Donnelley & Sons Co.	127,948	2,008,784
Consumer Durables & Apparel 0.7%
Garmin Ltd.	73,585	2,767,532
Hasbro, Inc.	68,732	5,126,720
Leggett & Platt, Inc.	86,298	3,833,357
Mattel, Inc.	207,169	4,853,970
Tupperware Brands Corp.	30,127	1,543,406
		18,124,985
Security	Number of Shares	Value ($)
Consumer Services 2.8%
Cracker Barrel Old Country Store, Inc.	15,268	2,201,340
Darden Restaurants, Inc.	77,535	5,273,155
H&R Block, Inc.	172,112	5,855,250
McDonald's Corp.	594,078	56,449,292
		69,779,037
Diversified Financials 0.6%
Cohen & Steers, Inc.	10,020	300,399
Federated Investors, Inc., Class B	58,709	1,819,979
T. Rowe Price Group, Inc.	161,200	11,587,056
Waddell & Reed Financial, Inc., Class A	51,641	2,017,614
		15,725,048
Energy 11.7%
Chevron Corp.	1,162,182	94,125,120
ConocoPhillips	761,252	37,415,536
Exxon Mobil Corp.	1,427,801	107,427,747
Helmerich & Payne, Inc.	66,214	3,907,288
HollyFrontier Corp.	122,372	5,734,352
ONEOK, Inc.	127,368	4,586,522
RPC, Inc.	37,499	435,738
The Williams Cos., Inc.	415,553	20,029,655
Valero Energy Corp.	319,021	18,930,706
		292,592,664
Food & Staples Retailing 3.1%
Sysco Corp.	366,658	14,618,655
Wal-Mart Stores, Inc.	976,388	63,201,595
		77,820,250
Food, Beverage & Tobacco 12.1%
Altria Group, Inc.	1,218,342	65,278,764
B&G Foods, Inc.	34,593	1,051,281
Campbell Soup Co.	108,384	5,201,348
Flowers Foods, Inc.	112,566	2,612,657
General Mills, Inc.	373,713	21,211,950
Kellogg Co.	155,261	10,290,699
PepsiCo, Inc.	916,705	85,189,396
Reynolds American, Inc.	190,519	15,955,966
The Coca-Cola Co.	2,430,552	95,569,305
		302,361,366
Health Care Equipment & Services 0.8%
Baxter International, Inc.	334,212	12,850,452
Computer Programs & Systems, Inc.	7,553	347,589
Meridian Bioscience, Inc.	26,086	499,025
Quest Diagnostics, Inc.	89,485	6,067,083
		19,764,149
Household & Personal Products 7.0%
Colgate-Palmolive Co.	528,393	33,188,364
Kimberly-Clark Corp.	225,733	24,047,337
See financial notes    61

Schwab U.S. Dividend Equity ETF
Portfolio Holdings continued
Security	Number of Shares	Value ($)
The Clorox Co.	80,760	8,978,089
The Procter & Gamble Co.	1,528,914	108,048,352
		174,262,142
Insurance 1.2%
Aflac, Inc.	270,921	15,875,971
Mercury General Corp.	23,149	1,177,358
PartnerRe Ltd.	30,160	4,174,446
Principal Financial Group, Inc.	171,060	8,612,871
Safety Insurance Group, Inc.	8,687	456,762
		30,297,408
Materials 3.0%
Compass Minerals International, Inc.	20,565	1,665,765
E.I. du Pont de Nemours & Co.	561,291	28,906,487
International Paper Co.	262,638	11,330,203
Schweitzer-Mauduit International, Inc.	18,869	666,642
Sonoco Products Co.	61,023	2,399,424
The Dow Chemical Co.	672,493	29,428,294
		74,396,815
Media 0.6%
Meredith Corp.	22,076	1,042,428
Omnicom Group, Inc.	152,761	10,231,932
TEGNA, Inc.	138,206	3,287,921
		14,562,281
Pharmaceuticals, Biotechnology & Life Sciences 11.2%
Eli Lilly & Co.	604,935	49,816,397
Johnson & Johnson	1,229,374	115,536,568
Pfizer, Inc.	3,542,544	114,140,768
		279,493,733
Retailing 5.9%
American Eagle Outfitters, Inc.	106,594	1,814,230
Genuine Parts Co.	94,510	7,890,640
Staples, Inc.	396,951	5,640,674
Target Corp.	393,129	30,550,054
The Gap, Inc.	162,174	5,320,929
The Home Depot, Inc.	815,107	94,927,361
		146,143,888
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	193,285	10,796,900
Intel Corp.	2,925,446	83,492,229
Linear Technology Corp.	152,362	6,137,141
Maxim Integrated Products, Inc.	175,917	5,923,125
Microchip Technology, Inc.	125,145	5,318,663
Texas Instruments, Inc.	645,320	30,872,109
Xilinx, Inc.	164,108	6,874,484
		149,414,651
Software & Services 10.9%
Accenture plc, Class A	387,918	36,569,030
Automatic Data Processing, Inc.	293,190	22,669,451
Security	Number of Shares	Value ($)
CA, Inc.	199,969	5,457,154
International Business Machines Corp.	568,478	84,072,211
Microsoft Corp.	2,607,900	113,495,808
Paychex, Inc.	202,512	9,044,186
		271,307,840
Technology Hardware & Equipment 2.5%
Harris Corp.	77,463	5,950,708
QUALCOMM, Inc.	1,019,371	57,676,011
		63,626,719
Telecommunication Services 4.7%
Verizon Communications, Inc.	2,561,260	117,843,573
Transportation 1.9%
C.H. Robinson Worldwide, Inc.	88,922	5,996,011
United Parcel Service, Inc., Class B	430,162	42,005,319
		48,001,330
Utilities 0.5%
Alliant Energy Corp.	69,116	3,916,804
Questar Corp.	107,147	2,069,008
WEC Energy Group, Inc.	140,615	6,700,305
		12,686,117
Total Common Stock
(Cost $2,594,120,757)		2,487,882,717

Other Investment Companies 0.0% of net assets
Equity Fund 0.0%
Vanguard Dividend Appreciation ETF	7,500	566,775
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	281,867	281,867
Total Other Investment Companies
(Cost $839,284)		848,642

End of Investments

At 08/31/15, the tax basis cost of the fund's investments was $2,595,093,098 and the unrealized appreciation and depreciation were $97,641,336 and ($204,003,075), respectively, with a net unrealized depreciation of ($106,361,739).
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
62    See financial notes

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:

Schwab U.S. Broad Market ETF

Schwab U.S. Large-Cap ETF

Schwab U.S. Large-Cap Growth ETF

Schwab U.S. Large-Cap Value ETF

Schwab U.S. Mid-Cap ETF

Schwab U.S. Small-Cap ETF

Schwab U.S. Dividend Equity ETF

Schwab International Equity ETF

Schwab International Small-Cap Equity ETF

Schwab Emerging Markets Equity ETF

In our opinion, the accompanying statements of assets and liabilities, including the condensed portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the portfolio holdings (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF, Schwab U.S. Mid-Cap ETF, Schwab U.S. Small-Cap ETF, Schwab U.S. Dividend Equity ETF, Schwab International Equity ETF, Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF (ten of the funds constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at August 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and portfolio holdings (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

October 16, 2015

PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004
T: (415) 498 5000, F: (415) 498 7100, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	October 14, 2015

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	October 12, 2015